UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06241

Loomis Sayles Funds II

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts 02199-8197

(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

Natixis Distribution, L.P.

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: September 30

Date of reporting period: March 31, 2020

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Loomis Sayles Small Cap Growth Fund

Loomis Sayles Small Cap Value Fund

Loomis Sayles Small/Mid Cap Growth Fund

Semiannual Report

March 31, 2020

TABLE OF CONTENTS

Portfolio Review	1

Portfolio of Investments	10

Financial Statements	27

Notes to Financial Statements	40

IMPORTANT NOTICE TO SHAREHOLDERS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you wish to continue receiving paper copies of your shareholder reports after January 1, 2021, you can inform the Fund at any time by calling 1-800-633-3330. If you hold your account with a financial intermediary and you wish to continue receiving paper copies after January 1, 2021, you should call your financial intermediary directly. Paper copies are provided free of charge, and your election to receive reports in paper will apply to all funds held with the Natixis Funds complex. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You currently may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically at www.icsdelivery.com/loomissayles.

LOOMIS SAYLES SMALL CAP GROWTH FUND

Managers	Symbols
Mark F. Burns, CFA®	Institutional Class	LSSIX
John J. Slavik, CFA®	Retail Class	LCGRX
	Class N	LSSNX

Investment Objective

The Fund’s investment objective is long-term capital growth from investments in common stocks or other equity securities.

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Average Annual Total Returns — March 31, 20202

						Expense Ratios[3]
	6 Months	1 Year	5 Years	10 Years	Life of Class N	Gross	Net

Institutional Class (Inception 12/31/96)	-16.66%	-16.66%	4.23%	10.66%	—%	0.95%	0.95%

Retail Class (Inception 12/31/96)	-16.75	-16.86	3.97	10.37	—	1.20	1.20

Class N (Inception 2/1/13)	-16.58	-16.52	4.36	—	8.84	0.82	0.82

Comparative Performance
Russell 2000® Growth Index[1]	-17.31	-18.58	1.70	8.89	7.05

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]

Russell 2000® Growth Index is an unmanaged index that measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[3]	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/21. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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LOOMIS SAYLES SMALL CAP VALUE FUND

Managers	Symbols
Joseph R. Gatz, CFA®	Institutional Class	LSSCX
Jeffrey Schwartz, CFA®	Retail Class	LSCRX
	Admin Class	LSVAX
	Class N	LSCNX

Investment Objective

The Fund’s investment objective is long-term capital growth from investments in common stocks or other equity securities.

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Average Annual Total Returns — March 31, 20203

						Expense Ratios[4]
	6 Months	1 Year	5 Years	10 Years	Life of Class N	Gross	Net

Institutional Class (Inception 5/13/91)	-30.02%	-27.51%	-2.35%	6.09%	—%	0.95%	0.92%

Retail Class (Inception 12/31/96)	-30.12	-27.67	-2.59	5.83	—	1.20	1.17

Admin Class (Inception 1/2/98)	-30.19	-27.86	-2.83	5.57	—	1.45	1.42

Class N (Inception 2/1/13)	-29.98	-27.45	-2.28	—	3.22	0.85	0.85

Comparative Performance
Russell 2000® Value Index[1]	-30.20	-29.64	-2.42	4.79	2.35
Russell 2000® Index[2]	-23.72	-23.99	-0.25	6.90	4.77

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]

Russell 2000® Value Index is an unmanaged index that measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

[2]	Russell 2000® Index is an unmanaged index that measures the performance of the small-cap segment of the U.S. equity universe.

[3]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[4]	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/21. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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LOOMIS SAYLES SMALL/MID CAP GROWTH FUND

Managers	Symbols
Mark F. Burns, CFA®	Institutional Class	LSMIX
John J. Slavik, CFA®	Class N	LSMNX

Investment Objective

The Fund’s investment objective is long-term capital growth from investments in common stocks or other equity securities.

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Average Annual Total Returns — March 31, 20202

					Expense Ratios[3]
	6 Months	1 Year	Life of Fund	Life of Class N	Gross	Net

Institutional Class (Inception 6/30/15)	-14.89%	-12.44%	5.29%	—%	1.30%	0.85%

Class N (Inception 10/1/19)	—	—	—	-13.58	1.29	0.83

Comparative Performance
Russell 2500TM Growth Index[1]	-15.10	-14.40	3.69	-13.70

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]

The Russell 2500™ Growth Index measures the performance of the small-to-mid-cap growth segment of the US equity universe. It includes those Russell 2500TM Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2500TM Growth Index is constructed to provide a comprehensive and unbiased barometer of the small-to-mid-cap growth market. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-to-mid-cap opportunity set and that the represented companies continue to reflect growth characteristics. Indices are unmanaged.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[3]	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/21. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

Additional Index Information

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

Proxy Voting Information

A description of the Funds’ proxy voting policies and procedures is available without charge upon request, by calling Loomis Sayles at 800-633-3330; on the Funds’ website, at www.loomissayles.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information about how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website and the SEC’s website.

Quarterly Portfolio Schedules

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at www.sec.gov.

CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.

UNDERSTANDING YOUR FUND’S EXPENSES

As a mutual fund shareholder you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each Fund shows the actual amount of Fund expenses you would have paid on a $1,000 investment in the Fund from October 1, 2019 through March 31, 2020. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and

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multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

Loomis Sayles Small Cap Growth Fund

Institutional Class	Beginning Account Value 10/1/2019	Ending Account Value 3/31/2020	Expenses Paid During Period* 10/1/2019 –3/31/2020
Actual	$1,000.00	$833.40	$4.35
Hypothetical (5% return before expenses)	$1,000.00	$1,020.25	$4.80

Retail Class
Actual	$1,000.00	$832.50	$5.50
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$6.06

Class N
Actual	$1,000.00	$834.20	$3.81
Hypothetical (5% return before expenses)	$1,000.00	$1,020.85	$4.19

*  Expenses are equal to the Fund’s annualized expense ratio: 0.95%, 1.20% and 0.83% for Institutional Class, Retail Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), divided by 366 (to reflect the half-year period).

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Loomis Sayles Small Cap Value Fund

Institutional Class	Beginning Account Value 10/1/2019	Ending Account Value 3/31/2020	Expenses Paid During Period* 10/1/2019 – 3/31/2020
Actual	$1,000.00	$699.80	$3.82
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.55

Retail Class
Actual	$1,000.00	$698.80	$4.88
Hypothetical (5% return before expenses)	$1,000.00	$1,019.25	$5.81

Admin Class
Actual	$1,000.00	$698.10	$5.94
Hypothetical (5% return before expenses)	$1,000.00	$1,018.00	$7.06

Class N
Actual	$1,000.00	$700.20	$3.61
Hypothetical (5% return before expenses)	$1,000.00	$1,020.75	$4.29

*  Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.90%, 1.15%, 1.40% and 0.85% for Institutional Class, Retail Class, Admin Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), divided by 366 (to reflect the half-year period).

Loomis Sayles Small/Mid Cap Growth Fund

Institutional Class	Beginning Account Value 10/1/2019	Ending Account Value 3/31/2020	Expenses Paid During Period* 10/1/2019 – 3/31/2020
Actual	$1,000.00	$851.10	$3.89[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,020.80	$4.24*

Class N
Actual	$1,000.00	$864.20	$3.85[2]
Hypothetical (5% return before expenses)	$1,000.00	$1,020.85	$4.19*

*  Hypothetical expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.84% and 0.83% for Institutional Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), divided by 366 (to reflect the half-year period).

[1]  Actual expenses for Institutional Class are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.84%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), divided by 366 (to reflect the half-year period).

[2]  Class N commenced operations on October 1, 2019. Actual expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.83%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (182), divided by 366 (to reflect the partial period).

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Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Small Cap Growth Fund

Shares	Description	Value (†)

Common Stocks – 95.0% of Net Assets

	Aerospace & Defense – 2.8%
182,827	Hexcel Corp.	$6,799,336
667,595	Kratos Defense & Security Solutions, Inc.(a)	9,239,515
350,539	Mercury Systems, Inc.(a)	25,007,452

		41,046,303

	Air Freight & Logistics – 0.6%
495,815	Air Transport Services Group, Inc.(a)	9,063,498

	Auto Components – 1.3%
274,926	Fox Factory Holding Corp.(a)	11,546,892
460,260	Stoneridge, Inc.(a)	7,709,355

		19,256,247

	Banks – 0.5%
343,013	TCF Financial Corp.	7,772,675

	Biotechnology – 7.6%
112,011	Argenx SE, ADR(a)	14,755,209
150,511	Emergent BioSolutions, Inc.(a)	8,708,566
741,760	Epizyme, Inc.(a)	11,504,698
758,993	Halozyme Therapeutics, Inc.(a)	13,654,284
334,833	Momenta Pharmaceuticals, Inc.(a)	9,107,458
381,618	Natera, Inc.(a)	11,395,113
257,178	PTC Therapeutics, Inc.(a)	11,472,711
424,324	Veracyte, Inc.(a)	10,315,316
343,231	Xencor, Inc.(a)	10,255,742
414,016	Y-mAbs Therapeutics, Inc.(a)	10,805,818

		111,974,915

	Building Products – 4.5%
403,654	AAON, Inc.	19,504,561
418,269	Advanced Drainage Systems, Inc.	12,313,840
309,857	Trex Co., Inc.(a)	24,831,940
257,832	Universal Forest Products, Inc.	9,588,772

		66,239,113

	Capital Markets – 1.7%
501,051	AssetMark Financial Holdings, Inc.(a)	10,216,430
257,832	Hamilton Lane, Inc., Class A	14,260,688

		24,477,118

	Commercial Services & Supplies – 2.9%
485,781	Casella Waste Systems, Inc., Class A(a)	18,974,606
270,593	McGrath RentCorp	14,173,661
366,135	Mobile Mini, Inc.	9,603,721

		42,751,988

See accompanying notes to financial statements.

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Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Construction & Engineering – 0.7%
620,696	Primoris Services Corp.	$9,869,066

	Distributors – 1.3%
99,141	POOL CORP.	19,507,975

	Diversified Consumer Services – 1.4%
248,917	frontdoor, Inc.(a)	8,657,333
1,201,300	Laureate Education, Inc., Class A(a)	12,625,663

		21,282,996

	Diversified Telecommunication Services – 1.1%
203,845	Cogent Communications Holdings, Inc.	16,709,175

	Electrical Equipment – 1.4%
223,258	Generac Holdings, Inc.(a)	20,800,948

	Electronic Equipment, Instruments & Components – 3.2%
149,857	Insight Enterprises, Inc.(a)	6,313,475
237,219	Itron, Inc.(a)	13,243,937
237,328	Novanta, Inc.(a)	18,957,761
84,635	Rogers Corp.(a)	7,991,237

		46,506,410

	Entertainment – 0.4%
578,815	IMAX Corp.(a)	5,238,276

	Food Products – 2.9%
440,737	Freshpet, Inc.(a)	28,149,872
722,128	Simply Good Foods Co. (The)(a)	13,908,186

		42,058,058

	Health Care Equipment & Supplies – 6.9%
383,804	AtriCure, Inc.(a)	12,891,976
226,907	CONMED Corp.	12,994,964
600,192	CryoLife, Inc.(a)	10,155,249
86,412	iRhythm Technologies, Inc.(a)	7,029,616
222,822	NuVasive, Inc.(a)	11,288,163
91,179	Penumbra, Inc.(a)	14,709,908
230,784	Quidel Corp.(a)	22,572,983
311,166	STAAR Surgical Co.(a)	10,038,215

		101,681,074

	Health Care Providers & Services – 5.5%
130,770	Amedisys, Inc.(a)	24,001,526
121,390	AMN Healthcare Services, Inc.(a)	7,017,556
391,657	BioTelemetry, Inc.(a)	15,082,711
180,493	HealthEquity, Inc.(a)	9,131,141
182,249	LHC Group, Inc.(a)	25,551,309

		80,784,243

See accompanying notes to financial statements.

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Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Health Care Technology – 2.6%
1,088,046	Inovalon Holdings, Inc., Class A(a)	$18,126,846
183,667	Inspire Medical Systems, Inc.(a)	11,071,447
459,060	Phreesia, Inc.(a)	9,654,032

		38,852,325

	Hotels, Restaurants & Leisure – 1.2%
211,916	Wingstop, Inc.	16,889,705

	Insurance – 4.3%
414,561	Goosehead Insurance, Inc., Series A(a)	18,501,858
239,946	Kinsale Capital Group, Inc.	25,081,555
323,927	Palomar Holdings, Inc.(a)	18,839,594

		62,423,007

	IT Services – 4.7%
444,554	EVERTEC, Inc.	10,104,712
677,610	Evo Payments, Inc., Class A(a)	10,367,433
140,913	ManTech International Corp., Class A	10,240,148
770,990	NIC, Inc.	17,732,770
470,185	WNS Holdings Ltd., ADR(a)	20,208,551

		68,653,614

	Leisure Products – 0.5%
658,433	Callaway Golf Co.	6,729,185

	Life Sciences Tools & Services – 3.9%
657,343	NeoGenomics, Inc.(a)	18,149,240
263,504	PRA Health Sciences, Inc.(a)	21,881,372
179,414	Repligen Corp.(a)	17,320,628

		57,351,240

	Machinery – 4.3%
330,253	Albany International Corp., Class A	15,630,875
174,506	Chart Industries, Inc.(a)	5,057,184
478,474	Kornit Digital Ltd.(a)	11,909,218
163,272	Proto Labs, Inc.(a)	12,429,897
159,018	RBC Bearings, Inc.(a)	17,935,640

		62,962,814

	Pharmaceuticals – 4.0%
94,692	GW Pharmaceuticals PLC, Sponsored ADR(a)	8,292,179
556,893	Horizon Therapeutics PLC(a)	16,495,171
179,741	MyoKardia, Inc.(a)	8,426,258
442,155	Pacira BioSciences, Inc.(a)	14,825,457
78,527	Reata Pharmaceuticals, Inc., Class A(a)	11,334,587

		59,373,652

See accompanying notes to financial statements.

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Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Professional Services – 2.3%
349,230	Huron Consulting Group, Inc.(a)	$15,841,073
255,869	ICF International, Inc.	17,578,200

		33,419,273

	Semiconductors & Semiconductor Equipment – 5.5%
469,639	FormFactor, Inc.(a)	9,435,047
487,635	MACOM Technology Solutions Holdings, Inc.(a)	9,230,931
153,783	Monolithic Power Systems, Inc.	25,752,501
976,035	Rambus, Inc.(a)	10,833,988
195,010	Silicon Laboratories, Inc.(a)	16,655,804
249,216	Silicon Motion Technology Corp., ADR	9,136,259

		81,044,530

	Software – 10.7%
173,851	Blackline, Inc.(a)	9,146,301
153,456	Cornerstone OnDemand, Inc.(a)	4,872,228
330,034	Envestnet, Inc.(a)	17,749,228
385,658	Five9, Inc.(a)	29,487,411
178,214	Globant S.A.(a)	15,661,446
455,897	Mimecast Ltd.(a)	16,093,164
317,165	Q2 Holdings, Inc.(a)	18,731,765
420,669	Rapid7, Inc.(a)	18,227,588
335,488	RealPage, Inc.(a)	17,757,380
145,494	Varonis Systems, Inc.(a)	9,263,603

		156,990,114

	Specialty Retail – 0.8%
598,433	National Vision Holdings, Inc.(a)	11,621,569

	Textiles, Apparel & Luxury Goods – 1.7%
231,329	Columbia Sportswear Co.	16,139,824
390,130	Steven Madden Ltd.	9,062,720

		25,202,544

	Trading Companies & Distributors – 1.8%
362,100	SiteOne Landscape Supply, Inc.(a)	26,657,802

	Total Common Stocks (Identified Cost $1,349,933,173)	1,395,191,452

See accompanying notes to financial statements.

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Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Principal Amount		Value (†)

Short-Term Investments – 4.5%

$65,714,673	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2020 at 0.000% to be repurchased at $65,714,673 on 4/01/2020 collateralized by $66,595,000 U.S. Treasury Note, 0.500% due 3/15/2023 valued at $67,029,732 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $65,714,673)	$65,714,673

	Total Investments – 99.5% (Identified Cost $1,415,647,846)	1,460,906,125

	Other assets less liabilities—0.5%	7,822,944

	Net Assets – 100.0%	$1,468,729,069

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Industry Summary at March 31, 2020 (Unaudited)

Software	10.7%
Biotechnology	7.6
Health Care Equipment & Supplies	6.9
Semiconductors & Semiconductor Equipment	5.5
Health Care Providers & Services	5.5
IT Services	4.7
Building Products	4.5
Machinery	4.3
Insurance	4.3
Pharmaceuticals	4.0
Life Sciences Tools & Services	3.9
Electronic Equipment, Instruments & Components	3.2
Commercial Services & Supplies	2.9
Food Products	2.9
Aerospace & Defense	2.8
Health Care Technology	2.6
Professional Services	2.3
Other Investments, less than 2% each	16.4
Short-Term Investments	4.5

Total Investments	99.5
Other assets less liabilities	0.5

Net Assets	100.0%

See accompanying notes to financial statements.

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Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Small Cap Value Fund

Shares	Description	Value (†)

Common Stocks – 97.8% of Net Assets

	Aerospace & Defense – 2.2%
153,821	Aerojet Rocketdyne Holdings, Inc.(a)	$6,434,332
69,221	BWX Technologies, Inc.	3,371,755

		9,806,087

	Auto Components – 2.1%
155,343	Cooper Tire & Rubber Co.	2,532,091
276,310	Dana, Inc.	2,157,981
47,691	Fox Factory Holding Corp.(a)	2,003,022
39,127	LCI Industries	2,614,857

		9,307,951

	Banks – 13.7%
151,821	Ameris Bancorp	3,607,267
163,622	BancorpSouth Bank	3,095,728
157,994	Bryn Mawr Bank Corp.	4,483,870
92,076	Carolina Financial Corp.	2,382,006
136,806	Cathay General Bancorp	3,139,698
223,523	CenterState Bank Corp.	3,851,301
227,317	CVB Financial Corp.	4,557,706
198,196	First Financial Bancorp	2,955,102
325,880	Home BancShares, Inc.	3,907,301
137,067	PacWest Bancorp	2,456,241
94,236	Pinnacle Financial Partners, Inc.	3,537,620
133,102	Popular, Inc.	4,658,570
92,942	Prosperity Bancshares, Inc.	4,484,452
34,729	Signature Bank	2,791,864
148,015	TCF Financial Corp.	3,354,020
174,357	Triumph Bancorp, Inc.(a)	4,533,282
113,184	Wintrust Financial Corp.	3,719,226

		61,515,254

	Beverages – 0.8%
415,397	Primo Water Corp.	3,763,497

	Biotechnology – 2.0%
77,837	Emergent BioSolutions, Inc.(a)	4,503,649
46,538	United Therapeutics Corp.(a)	4,412,966

		8,916,615

	Building Products – 1.8%
42,646	American Woodmark Corp.(a)	1,943,378
58,766	Armstrong World Industries, Inc.	4,667,196
36,386	Universal Forest Products, Inc.	1,353,195

		7,963,769

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Capital Markets – 1.2%
263,636	Donnelley Financial Solutions, Inc.(a)	$1,389,362
99,474	Stifel Financial Corp.	4,106,286

		5,495,648

	Chemicals – 2.9%
83,743	AdvanSix, Inc.(a)	798,908
46,766	Ashland Global Holdings, Inc.	2,341,574
102,717	Cabot Corp.	2,682,968
37,830	Ingevity Corp.(a)	1,331,616
190,609	Valvoline, Inc.	2,495,072
87,767	WR Grace & Co.	3,124,505

		12,774,643

	Commercial Services & Supplies – 3.8%
60,665	Clean Harbors, Inc.(a)	3,114,541
368,200	Harsco Corp.(a)	2,566,354
147,769	IAA, Inc.(a)	4,427,159
151,273	KAR Auction Services, Inc.	1,815,276
220,407	Kimball International, Inc., Class B	2,625,048
117,687	Viad Corp.	2,498,495

		17,046,873

	Communications Equipment – 1.0%
119,200	Digi International, Inc.(a)	1,137,168
288,846	Viavi Solutions, Inc.(a)	3,237,964

		4,375,132

	Construction & Engineering – 2.2%
111,542	AECOM(a)	3,329,529
167,309	Arcosa, Inc.	6,648,859

		9,978,388

	Distributors – 0.7%
105,802	Core-Mark Holding Co., Inc.	3,022,763

	Diversified Consumer Services – 0.4%
49,648	frontdoor, Inc.(a)	1,726,757

	Diversified Financial Services – 1.0%
139,815	Cannae Holdings, Inc.(a)	4,682,404

	Diversified Telecommunication Services – 1.4%
110,462	GCI Liberty, Inc., Class A(a)	6,293,020

	Electric Utilities – 2.4%
99,987	ALLETE, Inc.	6,067,211
171,731	NRG Energy, Inc.	4,681,387

		10,748,598

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Electrical Equipment – 0.3%
175,149	GrafTech International Ltd.	$1,422,210

	Electronic Equipment, Instruments & Components – 3.6%
126,191	Kimball Electronics, Inc.(a)	1,378,006
44,846	Littelfuse, Inc.	5,983,353
155,505	Methode Electronics, Inc.	4,109,997
62,457	National Instruments Corp.	2,066,078
236,639	TTM Technologies, Inc.(a)	2,446,847

		15,984,281

	Energy Equipment & Services – 0.8%
223,792	Apergy Corp.(a)	1,286,804
103,943	DMC Global, Inc.	2,391,728

		3,678,532

	Entertainment – 0.6%
139,588	Liberty Media Corp.-Liberty Braves, Class C(a)	2,660,547

	Food Products – 3.9%
196,973	Darling Ingredients, Inc.(a)	3,775,972
26,041	J&J Snack Foods Corp.	3,150,961
384,619	Nomad Foods Ltd.(a)	7,138,529
43,924	Post Holdings, Inc.(a)	3,644,374

		17,709,836

	Health Care Equipment & Supplies – 2.7%
110,552	Avanos Medical, Inc.(a)	2,977,166
53,300	Quidel Corp.(a)	5,213,273
164,779	Varex Imaging Corp.(a)	3,742,131

		11,932,570

	Health Care Providers & Services – 1.1%
84,184	AMN Healthcare Services, Inc.(a)	4,866,677

	Hotels, Restaurants & Leisure – 2.2%
48,831	Churchill Downs, Inc.	5,027,152
19,888	Cracker Barrel Old Country Store, Inc.	1,655,079
55,491	Marriott Vacations Worldwide Corp.	3,084,190

		9,766,421

	Household Durables – 1.4%
30,533	Helen of Troy Ltd.(a)	4,397,668
124,060	Skyline Champion Corp.(a)	1,945,261

		6,342,929

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Independent Power & Renewable Electricity Producers – 1.9%
134,346	NextEra Energy Partners LP	$5,776,878
168,599	Vistra Energy Corp.	2,690,840

		8,467,718

	Industrial Conglomerates – 0.6%
130,393	Raven Industries, Inc.	2,768,243

	Insurance – 3.1%
157,076	Employers Holdings, Inc.	6,363,149
110,009	First American Financial Corp.	4,665,482
108,417	ProAssurance Corp.	2,710,425

		13,739,056

	Internet & Direct Marketing Retail – 0.3%
241,945	Qurate Retail, Inc., Class A(a)	1,477,074

	IT Services – 5.0%
103,302	CSG Systems International, Inc.	4,323,189
46,114	Euronet Worldwide, Inc.(a)	3,952,892
171,802	Genpact Ltd.	5,016,618
199,403	Perspecta, Inc.	3,637,111
168,723	Unisys Corp.(a)	2,083,729
33,996	WEX, Inc.(a)	3,554,282

		22,567,821

	Leisure Products – 0.6%
81,462	Brunswick Corp.	2,881,311

	Machinery – 4.3%
57,991	Alamo Group, Inc.	5,148,441
144,815	Altra Industrial Motion Corp.	2,532,814
142,931	Columbus McKinnon Corp.	3,573,275
28,495	John Bean Technologies Corp.	2,116,324
59,105	Kadant, Inc.	4,412,188
60,099	Miller Industries, Inc.	1,699,600

		19,482,642

	Marine – 0.6%
66,581	Kirby Corp.(a)	2,894,276

	Media – 1.7%
261,162	Gray Television, Inc.(a)	2,804,880
74,961	John Wiley & Sons, Inc., Class A	2,810,288
207,668	Liberty Latin America Ltd., Class C(a)	2,130,674

		7,745,842

	Metals & Mining – 0.3%
73,453	Haynes International, Inc.	1,513,866

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Multi-Utilities – 2.1%
201,305	MDU Resources Group, Inc.	$4,328,057
86,130	NorthWestern Corp.	5,153,158

		9,481,215

	Oil, Gas & Consumable Fuels – 0.7%
61,960	Arch Coal, Inc., Class A	1,790,644
89,226	Delek U.S. Holdings, Inc.	1,406,202

		3,196,846

	Pharmaceuticals – 2.0%
114,733	Catalent, Inc.(a)	5,960,380
160,488	Supernus Pharmaceuticals, Inc.(a)	2,887,179

		8,847,559

	Professional Services – 2.3%
62,016	ASGN, Inc.(a)	2,190,405
207,090	Clarivate Analytics PLC(a)	4,297,118
46,994	Insperity, Inc.	1,752,876
78,760	Korn Ferry	1,915,443

		10,155,842

	REITs – Apartments – 0.6%
94,526	American Campus Communities, Inc.	2,623,097

	REITs – Diversified – 0.3%
113,388	Outfront Media, Inc.	1,528,470

	REITs – Shopping Centers – 0.5%
288,617	Retail Opportunity Investments Corp.	2,392,635

	REITs – Single Tenant – 1.3%
251,146	Essential Properties Realty Trust, Inc.	3,279,967
74,403	National Retail Properties, Inc.	2,395,032

		5,674,999

	REITs – Storage – 1.0%
166,555	CubeSmart	4,462,009

	REITs – Warehouse/Industrials – 3.5%
181,484	Americold Realty Trust	6,177,715
66,969	CyrusOne, Inc.	4,135,336
132,538	Rexford Industrial Realty, Inc.	5,435,384

		15,748,435

	Road & Rail – 0.6%
20,969	Old Dominion Freight Line, Inc.	2,752,325

	Semiconductors & Semiconductor Equipment – 2.2%
86,197	Advanced Energy Industries, Inc.(a)	4,179,692
19,090	Mellanox Technologies Ltd.(a)	2,315,999

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Semiconductors & Semiconductor Equipment – continued
212,276	Tower Semiconductor Ltd.(a)	$3,379,434

		9,875,125

	Software – 1.8%
121,369	ACI Worldwide, Inc.(a)	2,931,061
20,921	LogMeIn, Inc.	1,742,301
75,858	Verint Systems, Inc.(a)	3,261,894

		7,935,256

	Specialty Retail – 1.0%
87,507	Aaron’s, Inc.	1,993,410
176,926	Urban Outfitters, Inc.(a)	2,519,426

		4,512,836

	Thrifts & Mortgage Finance – 2.1%
51,041	Federal Agricultural Mortgage Corp., Class C	2,839,411
144,355	Meta Financial Group, Inc.	3,135,390
211,347	OceanFirst Financial Corp.	3,362,531

		9,337,332

	Trading Companies & Distributors – 0.4%
91,177	Herc Holdings, Inc.(a)	1,865,481

	Wireless Telecommunication Services – 0.8%
121,713	United States Cellular Corp.(a)	3,564,974

	Total Common Stocks (Identified Cost $456,929,605)	439,273,687

Other Investments – 0.0%

	Metals & Mining – 0.0%
507,316	Ferroglobe R&W Trust(a)(b)(c)(d) (Identified Cost $0)	—

Principal Amount

Short-Term Investments – 2.2%

$9,733,879	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2020 at 0.000% to be repurchased at $9,733,879 on 4/01/2020 collateralized by $9,865,000 U.S. Treasury Note, 0.500% due 3/15/2023 valued at $9,929,399 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $9,733,879)	9,733,879

	Total Investments – 100.0% (Identified Cost $466,663,484)	449,007,566

	Other assets less liabilities—0.0%	73,412

	Net Assets – 100.0%	$449,080,978

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

(b)	Security subject to restrictions on resale. This security was acquired on November 29, 2016 at a cost of $0.

(c)	Illiquid security.

(d)	Security classified as fair valued pursuant to the Fund’s pricing policies and procedures. See Note 2 of Notes to Financial Statements.
REITs	Real Estate Investment Trusts

Industry Summary at March 31, 2020 (Unaudited)

Banks	13.7%
IT Services	5.0
Machinery	4.3
Food Products	3.9
Commercial Services & Supplies	3.8
Electronic Equipment, Instruments & Components	3.6
REITs – Warehouse/Industrials	3.5
Insurance	3.1
Chemicals	2.9
Health Care Equipment & Supplies	2.7
Electric Utilities	2.4
Professional Services	2.3
Construction & Engineering	2.2
Semiconductors & Semiconductor Equipment	2.2
Aerospace & Defense	2.2
Hotels, Restaurants & Leisure	2.2
Multi-Utilities	2.1
Thrifts & Mortgage Finance	2.1
Auto Components	2.1
Biotechnology	2.0
Pharmaceuticals	2.0
Other Investments, less than 2% each	27.5
Short-Term Investments	2.2

Total Investments	100.0
Other assets less liabilities	0.0 *

Net Assets	100.0%

* Less than 0.1%

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Small/Mid Cap Growth Fund

Shares	Description	Value (†)

Common Stocks – 97.7% of Net Assets

	Aerospace & Defense – 2.4%
6,151	Aerojet Rocketdyne Holdings, Inc.(a)	$257,296
5,021	HEICO Corp.	374,617
4,161	Hexcel Corp.	154,748

		786,661

	Biotechnology – 5.1%
2,365	Argenx SE, ADR(a)	311,542
3,453	Ascendis Pharma AS, ADR(a)	388,842
17,860	Immunomedics, Inc.(a)	240,753
10,562	Momenta Pharmaceuticals, Inc.(a)	287,286
5,068	Neurocrine Biosciences, Inc.(a)	438,635

		1,667,058

	Capital Markets – 4.6%
19,446	Ares Management Corp., Class A	601,465
1,509	MarketAxess Holdings, Inc.	501,848
3,293	Morningstar, Inc.	382,811

		1,486,124

	Commercial Services & Supplies – 1.5%
14,652	Ritchie Bros. Auctioneers, Inc.	500,805

	Communications Equipment – 1.8%
14,892	Ciena Corp.(a)	592,851

	Distributors – 1.7%
2,816	POOL CORP.	554,104

	Diversified Consumer Services – 2.7%
3,335	Bright Horizons Family Solutions, Inc.(a)	340,170
6,733	Chegg, Inc.(a)	240,907
28,913	Laureate Education, Inc., Class A(a)	303,875

		884,952

	Diversified Telecommunication Services – 1.5%
5,797	Cogent Communications Holdings, Inc.	475,180

	Electrical Equipment – 1.8%
6,130	Generac Holdings, Inc.(a)	571,132

	Electronic Equipment, Instruments & Components – 2.3%
10,781	FLIR Systems, Inc.	343,806
13,096	Trimble, Inc.(a)	416,846

		760,652

	Entertainment – 0.9%
6,227	Live Nation Entertainment, Inc.(a)	283,079

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Small/Mid Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Food & Staples Retailing – 1.3%
3,225	Casey’s General Stores, Inc.	$427,280

	Food Products – 3.6%
11,494	Freshpet, Inc.(a)	734,122
23,995	Nomad Foods Ltd.(a)	445,347

		1,179,469

	Health Care Equipment & Supplies – 6.7%
2,411	CONMED Corp.	138,078
9,748	Globus Medical, Inc., Class A(a)	414,583
4,052	Insulet Corp.(a)	671,335
2,386	Penumbra, Inc.(a)	384,933
3,820	West Pharmaceutical Services, Inc.	581,595

		2,190,524

	Health Care Providers & Services – 5.1%
13,412	1Life Healthcare, Inc.(a)	243,428
1,210	Chemed Corp.	524,172
4,730	Encompass Health Corp.	302,862
4,191	LHC Group, Inc.(a)	587,578

		1,658,040

	Hotels, Restaurants & Leisure – 3.3%
8,728	Texas Roadhouse, Inc.	360,466
2,095	Vail Resorts, Inc.	309,453
26,534	Wendy’s Co. (The)	394,826

		1,064,745

	Household Durables – 1.1%
2,534	Helen of Troy Ltd.(a)	364,972

	Insurance – 3.5%
6,139	Kemper Corp.	456,558
3,858	Kinsale Capital Group, Inc.	403,277
3,124	RLI Corp.	274,693

		1,134,528

	IT Services – 8.9%
9,794	Black Knight, Inc.(a)	568,639
8,702	Booz Allen Hamilton Holding Corp.	597,305
4,625	Broadridge Financial Solutions, Inc.	438,589
4,068	EPAM Systems, Inc.(a)	755,265
15,407	Evo Payments, Inc., Class A(a)	235,727
14,782	KBR, Inc.	305,692

		2,901,217

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Small/Mid Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Life Sciences Tools & Services – 5.0%
1,361	Bio-Techne Corp.	$258,073
3,229	Charles River Laboratories International, Inc.(a)	407,532
4,153	ICON PLC(a)	564,808
5,042	PRA Health Sciences, Inc.(a)	418,688

		1,649,101

	Machinery – 5.3%
6,341	Albany International Corp., Class A	300,120
5,839	ESCO Technologies, Inc.	443,239
8,534	Helios Technologies, Inc.	323,609
17,519	Ingersoll Rand, Inc.(a)	434,471
3,912	Woodward, Inc.	232,529

		1,733,968

	Pharmaceuticals – 2.8%
9,782	Catalent, Inc.(a)	508,175
13,429	Horizon Therapeutics PLC(a)	397,767

		905,942

	Professional Services – 2.2%
2,032	FTI Consulting, Inc.(a)	243,373
7,323	TransUnion	484,636

		728,009

	Semiconductors & Semiconductor Equipment – 6.4%
8,386	Advanced Energy Industries, Inc.(a)	406,637
4,886	MKS Instruments, Inc.	397,965
3,145	Monolithic Power Systems, Inc.	526,662
8,593	Semtech Corp.(a)	322,237
5,266	Silicon Laboratories, Inc.(a)	449,769

		2,103,270

	Software – 11.4%
3,773	Avalara, Inc.(a)	281,466
4,840	Blackline, Inc.(a)	254,632
4,638	Five9, Inc.(a)	354,621
6,501	Guidewire Software, Inc.(a)	515,594
7,113	j2 Global, Inc.	532,408
5,308	Paylocity Holding Corp.(a)	468,803
4,722	Pegasystems, Inc.	336,348
5,375	Q2 Holdings, Inc.(a)	317,448
5,645	Smartsheet, Inc., Class A(a)	234,324
1,433	Tyler Technologies, Inc.(a)	424,971

		3,720,615

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Small/Mid Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Specialty Retail – 0.7%
7,256	Floor & Decor Holdings, Inc., Class A(a)	$232,845

	Textiles, Apparel & Luxury Goods – 1.8%
3,373	Carter’s, Inc.	221,707
5,249	Columbia Sportswear Co.	366,223

		587,930

	Trading Companies & Distributors – 2.3%
4,743	Kaman Corp.	182,463
7,893	SiteOne Landscape Supply, Inc.(a)	581,083

		763,546

	Total Common Stocks (Identified Cost $35,084,640)	31,908,599

Principal Amount

Short-Term Investments – 3.8%

$1,253,510	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2020 at 0.000% to be repurchased at $1,253,510 on 4/01/2020 collateralized by $1,275,000 U.S. Treasury Note, 0.500% due 3/15/2023 valued at $1,283,323 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $1,253,510)	1,253,510

	Total Investments – 101.5% (Identified Cost $36,338,150)	33,162,109

	Other assets less liabilities—(1.5)%	(495,927)

	Net Assets – 100.0%	$32,666,182

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Small/Mid Cap Growth Fund – continued

Industry Summary at March 31, 2020 (Unaudited)

Software	11.4%
IT Services	8.9
Health Care Equipment & Supplies	6.7
Semiconductors & Semiconductor Equipment	6.4
Machinery	5.3
Biotechnology	5.1
Health Care Providers & Services	5.1
Life Sciences Tools & Services	5.0
Capital Markets	4.6
Food Products	3.6
Insurance	3.5
Hotels, Restaurants & Leisure	3.3
Pharmaceuticals	2.8
Diversified Consumer Services	2.7
Aerospace & Defense	2.4
Trading Companies & Distributors	2.3
Electronic Equipment, Instruments & Components	2.3
Professional Services	2.2
Other Investments, less than 2% each	14.1
Short-Term Investments	3.8

Total Investments	101.5
Other assets less liabilities	(1.5)

Net Assets	100.0%

See accompanying notes to financial statements.

|  26

Statements of Assets and Liabilities

March 31, 2020 (Unaudited)

	Small Cap Growth Fund	Small Cap Value Fund	Small/Mid Cap Growth Fund
ASSETS
Investments at cost	$1,415,647,846	$466,663,484	$36,338,150
Net unrealized appreciation (depreciation)	45,258,279	(17,655,918)	(3,176,041)

Investments at value	1,460,906,125	449,007,566	33,162,109
Cash	544,318	—	—
Receivable for Fund shares sold	16,385,488	1,249,212	1,552
Receivable for securities sold	8,897,906	—	1,134,518
Dividends receivable	399,024	610,097	13,724
Prepaid expenses (Note 7)	9	4	—

TOTAL ASSETS	1,487,132,870	450,866,879	34,311,903

LIABILITIES
Payable for securities purchased	14,534,547	780,492	499,387
Payable for Fund shares redeemed	2,538,168	380,634	1,072,548
Management fees payable (Note 5)	959,701	281,154	10,693
Deferred Trustees’ fees (Note 5)	212,645	246,822	27,249
Administrative fees payable (Note 5)	57,225	18,334	1,315
Payable to distributor (Note 5d)	12,180	5,138	32
Other accounts payable and accrued expenses	89,335	73,327	34,497

TOTAL LIABILITIES	18,403,801	1,785,901	1,645,721

NET ASSETS	$1,468,729,069	$449,080,978	$32,666,182

NET ASSETS CONSIST OF:
Paid-in capital	$1,495,545,019	$445,223,375	$36,747,436
Accumulated earnings (loss)	(26,815,950)	3,857,603	(4,081,254)

NET ASSETS	$1,468,729,069	$449,080,978	$32,666,182

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class:
Net assets	$751,670,388	$275,331,695	$32,665,319

Shares of beneficial interest	37,315,334	14,912,565	3,912,965

Net asset value, offering and redemption price per share	$20.14	$18.46	$8.35

Retail Class:
Net assets	$72,740,402	$79,652,741	$—

Shares of beneficial interest	4,005,366	4,400,063	—

Net asset value, offering and redemption price per share	$18.16	$18.10	$—

Admin Class shares:
Net assets	$—	$6,665,912	$—

Shares of beneficial interest	—	389,605	—

Net asset value, offering and redemption price per share	$—	$17.11	$—

Class N shares:
Net assets	$644,318,279	$87,430,630	$863

Shares of beneficial interest	31,665,950	4,733,546	103

Net asset value, offering and redemption price per share	$20.35	$18.47	$8.35 *

*	Net asset value calculations have been determined utilizing fractional share and penny amounts.

See accompanying notes to financial statements.

27  |

Statements of Operations

For the Six Months Ended March 31, 2020 (Unaudited)

	Small Cap Growth Fund	Small Cap Value Fund	Small/Mid Cap Growth Fund
INVESTMENT INCOME
Dividends	$2,015,525	$4,290,059	$107,346
Interest	317,141	39,764	6,143
Less net foreign taxes withheld	—	(17,211)	(837)

	2,332,666	4,312,612	112,652

Expenses
Management fees (Note 5)	6,568,523	2,519,135	143,558
Service and distribution fees (Note 5)	118,827	183,968	—
Administrative fees (Note 5)	383,947	147,141	8,393
Trustees’ fees and expenses (Note 5)	44,205	25,376	10,010
Transfer agent fees and expenses (Notes 5 and 6)	671,241	289,374	3,170
Audit and tax services fees	20,209	20,632	20,289
Custodian fees and expenses	30,513	11,046	4,209
Legal fees (Note 7)	14,981	5,255	609
Registration fees	72,982	61,993	34,183
Shareholder reporting expenses	40,526	32,322	4,428
Miscellaneous expenses (Note 7)	37,641	24,270	14,207

Total expenses	8,003,595	3,320,512	243,056
Less waiver and/or expense reimbursement (Note 5)	—	(146,357)	(81,746)

Net expenses	8,003,595	3,174,155	161,310

Net investment income (loss)	(5,670,929)	1,138,457	(48,658)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(53,910,373)	26,413,159	(597,218)
Net change in unrealized appreciation (depreciation) on:
Investments	(227,884,714)	(222,138,996)	(5,513,792)

Net realized and unrealized loss on investments	(281,795,087)	(195,725,837)	(6,111,010)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(287,466,016)	$(194,587,380)	$(6,159,668)

See accompanying notes to financial statements.

|  28

Statements of Changes in Net Assets

	Small Cap Growth Fund		Small Cap Value Fund
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
FROM OPERATIONS:
Net investment income (loss)	$(5,670,929)	$(8,790,650)	$1,138,457	$2,471,460
Net realized gain (loss) on investments	(53,910,373)	155,991,266	26,413,159	55,538,968
Net change in unrealized appreciation (depreciation) on investments	(227,884,714)	(268,064,056)	(222,138,996)	(109,251,529)

Net decrease in net assets resulting from operations	(287,466,016)	(120,863,440)	(194,587,380)	(51,241,101)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(80,218,616)	(74,228,048)	(34,882,909)	(67,841,584)
Retail Class	(9,162,211)	(11,691,827)	(10,573,237)	(23,416,722)
Admin Class	—	—	(1,107,925)	(3,000,140)
Class N	(61,460,368)	(45,465,070)	(11,045,289)	(18,276,952)

Total distributions	(150,841,195)	(131,384,945)	(57,609,360)	(112,535,398)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	272,872,126	305,348,898	(21,694,780)	(86,935,502)

Net increase (decrease) in net assets	(165,435,085)	53,100,513	(273,891,520)	(250,712,001)
NET ASSETS
Beginning of the period	1,634,164,154	1,581,063,641	722,972,498	973,684,499

End of the period	$1,468,729,069	$1,634,164,154	$449,080,978	$722,972,498

See accompanying notes to financial statements.

29  |

Statements of Changes in Net Assets – continued

	Small/Mid Cap Growth Fund
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
FROM OPERATIONS:
Net investment loss	$(48,658)	$(82,902)
Net realized gain (loss) on investments	(597,218)	707,633
Net change in unrealized appreciation (depreciation) on investments	(5,513,792)	(112,924)

Net increase (decrease) in net assets resulting from operations	(6,159,668)	511,807

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(817,090)	(4,717,064)
Class N	(24)	—

Total distributions	(817,114)	(4,717,064)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	5,330,996	21,017,023

Net increase (decrease) in net assets	(1,645,786)	16,811,766
NET ASSETS
Beginning of the period	34,311,968	17,500,202

End of the period	$32,666,182	$34,311,968

See accompanying notes to financial statements.

|  30

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.

	Small Cap Growth Fund—Institutional Class
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of the period	$26.30		$31.55	$27.37	$22.03	$22.22	$24.27

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.09)		(0.16)	(0.16)	(0.12)	(0.09)	(0.14)
Net realized and unrealized gain (loss)	(3.72)		(2.51)	7.54	5.46	1.59	1.63

Total from Investment Operations	(3.81)		(2.67)	7.38	5.34	1.50	1.49

LESS DISTRIBUTIONS FROM:
Net realized capital gains	(2.35)		(2.58)	(3.20)	—	(1.69)	(3.54)

Net asset value, end of the period	$20.14		$26.30	$31.55	$27.37	$22.03	$22.22

Total return	(16.66	)%(b)	(6.88)%	29.77%	24.24%	6.92%	5.78%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$751,670		$908,616	$926,914	$824,103	$812,383	$800,883
Net expenses	0.95	%(c)	0.95%	0.94%	0.95%	0.95%	0.94%
Gross expenses	0.95	%(c)	0.95%	0.94%	0.95%	0.95%	0.94%
Net investment loss	(0.69	)%(c)	(0.62)%	(0.58)%	(0.49)%	(0.41)%	(0.57)%
Portfolio turnover rate	23%		67%	41%	45%	56%	78%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

31  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Small Cap Growth Fund—Retail Class
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of the period	$23.95		$29.09		$25.53	$20.61	$20.93	$23.10

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.11)		(0.21)		(0.22)	(0.16)	(0.13)	(0.19)
Net realized and unrealized gain (loss)	(3.33)		(2.35)		6.98	5.08	1.50	1.56

Total from Investment Operations	(3.44)		(2.56)		6.76	4.92	1.37	1.37

LESS DISTRIBUTIONS FROM:
Net realized capital gains	(2.35)		(2.58)		(3.20)	—	(1.69)	(3.54)

Net asset value, end of the period	$18.16		$23.95		$29.09	$25.53	$20.61	$20.93

Total return	(16.75	)%(b)	(7.11	)%(c)	29.45%	23.93%	6.61%	5.58%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$72,740		$95,635		$136,415	$107,387	$118,670	$162,906
Net expenses	1.20	%(d)	1.19	%(e)	1.19%	1.20%	1.20%	1.19%
Gross expenses	1.20	%(d)	1.20%		1.19%	1.20%	1.20%	1.19%
Net investment loss	(0.94	)%(d)	(0.86)%		(0.82)%	(0.73)%	(0.66)%	(0.82)%
Portfolio turnover rate	23%		67%		41%	45%	56%	78%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

|  32

Financial Highlights – continued

For a share outstanding throughout each period.

	Small Cap Growth Fund—Class N
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of the period	$26.53		$31.76	$27.50	$22.11	$22.27	$24.29

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.07)		(0.13)	(0.12)	(0.09)	(0.06)	(0.12)
Net realized and unrealized gain (loss)	(3.76)		(2.52)	7.58	5.48	1.59	1.64

Total from Investment Operations	(3.83)		(2.65)	7.46	5.39	1.53	1.52

LESS DISTRIBUTIONS FROM:
Net realized capital gains	(2.35)		(2.58)	(3.20)	—	(1.69)	(3.54)

Net asset value, end of the period	$20.35		$26.53	$31.76	$27.50	$22.11	$22.27

Total return	(16.58	)%(b)	(6.76)%	29.93%	24.38%	7.05%	5.92%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$644,318		$629,914	$517,734	$279,508	$196,733	$162,591
Net expenses	0.83	%(c)	0.82%	0.82%	0.82%	0.83%	0.83%
Gross expenses	0.83	%(c)	0.82%	0.82%	0.82%	0.83%	0.83%
Net investment loss	(0.56	)%(c)	(0.49)%	(0.43)%	(0.39)%	(0.29)%	(0.51)%
Portfolio turnover rate	23%		67%	41%	45%	56%	78%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

33  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Small Cap Value Fund— Institutional Class
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of the period	$28.66		$35.27	$37.37	$33.78	$32.19	$36.40

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05		0.10	0.09	0.13	0.17	0.27
Net realized and unrealized gain (loss)	(7.84)		(2.49)	2.11	6.36	4.82	0.49

Total from Investment Operations	(7.79)		(2.39)	2.20	6.49	4.99	0.76

LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)		(0.08)	(0.05)	(0.14)	(0.22)	(0.22)
Net realized capital gains	(2.29)		(4.14)	(4.25)	(2.76)	(3.18)	(4.75)

Total Distributions	(2.41)		(4.22)	(4.30)	(2.90)	(3.40)	(4.97)

Net asset value, end of the period	$18.46		$28.66	$35.27	$37.37	$33.78	$32.19

Total return(b)	(30.02	)%(c)	(4.11)%	6.21%	19.68%	16.75%	1.20%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$275,332		$433,360	$587,198	$665,229	$654,501	$666,107
Net expenses(d)	0.90	%(e)	0.90%	0.90%	0.90%	0.90%	0.90%
Gross expenses	0.95	%(e)	0.93%	0.92%	0.93%	0.93%	0.92%
Net investment income	0.39	%(e)	0.36%	0.26%	0.37%	0.52%	0.75%
Portfolio turnover rate	11%		24%	19%	25%	22%	22%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  34

Financial Highlights – continued

For a share outstanding throughout each period.

	Small Cap Value Fund— Retail Class
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of the period	$28.11		$34.66	$36.83	$33.33	$31.78	$35.98

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.02		0.03	0.00 (b)	0.04	0.08	0.18
Net realized and unrealized gain (loss)	(7.70)		(2.44)	2.08	6.27	4.77	0.48

Total from Investment Operations	(7.68)		(2.41)	2.08	6.31	4.85	0.66

LESS DISTRIBUTIONS FROM:
Net investment income	(0.04)		—	—	(0.05)	(0.12)	(0.11)
Net realized capital gains	(2.29)		(4.14)	(4.25)	(2.76)	(3.18)	(4.75)

Total Distributions	(2.33)		(4.14)	(4.25)	(2.81)	(3.30)	(4.86)

Net asset value, end of the period	$18.10		$28.11	$34.66	$36.83	$33.33	$31.78

Total return(c)	(30.12	)%(d)	(4.33)%	5.95%	19.38%	16.47%	0.94%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$79,653		$134,434	$208,310	$251,405	$267,936	$306,360
Net expenses(e)	1.15	%(f)	1.15%	1.15%	1.15%	1.15%	1.15%
Gross expenses	1.20	%(f)	1.18%	1.17%	1.18%	1.18%	1.17%
Net investment income	0.13	%(f)	0.10%	0.01%	0.12%	0.27%	0.50%
Portfolio turnover rate	11%		24%	19%	25%	22%	22%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

35  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Small Cap Value Fund— Admin Class
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016		Year Ended September 30, 2015
Net asset value, beginning of the period	$26.68		$33.25	$35.58	$32.31	$30.88		$35.06

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.02)		(0.04)	(0.08)	(0.04)	0.01		0.09
Net realized and unrealized gain (loss)	(7.26)		(2.39)	2.00	6.07	4.62		0.48

Total from Investment Operations	(7.28)		(2.43)	1.92	6.03	4.63		0.57

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	—	—	(0.02)		(0.00	)(b)
Net realized capital gains	(2.29)		(4.14)	(4.25)	(2.76)	(3.18)		(4.75)

Total Distributions	(2.29)		(4.14)	(4.25)	(2.76)	(3.20)		(4.75)

Net asset value, end of the period	$17.11		$26.68	$33.25	$35.58	$32.31		$30.88

Total return(c)	(30.19	)%(d)	(4.60)%	5.68%	19.10%	16.19%		0.71%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$6,666		$13,357	$24,530	$30,533	$43,973		$45,762
Net expenses(e)	1.40	%(f)	1.40%	1.40%	1.40%	1.39	%(g)	1.38	%(h)
Gross expenses	1.45	%(f)	1.43%	1.42%	1.43%	1.42	%(g)	1.40	%(h)
Net investment income (loss)	(0.13	)%(f)	(0.15)%	(0.24)%	(0.11)%	0.03%		0.28%
Portfolio turnover rate	11%		24%	19%	25%	22%		22%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes refund of prior year service fee of 0.01%.
(h)	Includes refund of prior year service fee of 0.02%.

See accompanying notes to financial statements.

|  36

Financial Highlights – continued

For a share outstanding throughout each period.

	Small Cap Value Fund— Class N
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of the period	$28.68		$35.31	$37.41	$33.81	$32.22	$36.44

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06		0.12	0.12	0.15	0.19	0.27
Net realized and unrealized gain (loss)	(7.84)		(2.50)	2.11	6.37	4.83	0.50

Total from Investment Operations	(7.78)		(2.38)	2.23	6.52	5.02	0.77

LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)		(0.11)	(0.08)	(0.16)	(0.25)	(0.24)
Net realized capital gains	(2.29)		(4.14)	(4.25)	(2.76)	(3.18)	(4.75)

Total Distributions	(2.43)		(4.25)	(4.33)	(2.92)	(3.43)	(4.99)

Net asset value, end of the period	$18.47		$28.68	$35.31	$37.41	$33.81	$32.22

Total return	(29.98	)%(b)	(4.07)%	6.28%	19.78%	16.84%	1.25%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$87,431		$141,821	$153,646	$136,162	$68,332	$38,555
Net expenses	0.85	%(c)	0.83%	0.83%	0.83%	0.83%	0.83	%(d)
Gross expenses	0.85	%(c)	0.83%	0.83%	0.83%	0.83%	0.83	%(d)
Net investment income	0.43	%(c)	0.43%	0.33%	0.44%	0.61%	0.76%
Portfolio turnover rate	11%		24%	19%	25%	22%	22%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.
(d)	Includes fee/expense recovery of less than 0.01%.

See accompanying notes to financial statements.

37  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Small/Mid Cap Growth Fund— Institutional Class
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019		Year Ended September 30, 2018		Year Ended September 30, 2017	Year Ended September 30, 2016	Period Ended September 30, 2015*
Net asset value, beginning of the period	$10.03		$15.49		$12.31		$9.73	$9.05	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.01)		(0.04)		(0.05)		0.00 (b)	(0.02)	(0.01)
Net realized and unrealized gain (loss)	(1.43)		(1.55	)(c)	3.23		2.60	0.70	(0.94)

Total from Investment Operations	(1.44)		(1.59)		3.18		2.60	0.68	(0.95)

LESS DISTRIBUTIONS FROM:
Net investment income	—		—		—		(0.02)	—	—
Net realized capital gains	(0.24)		(3.87)		—		—	—	—

Total Distributions	(0.24)		(3.87)		—		(0.02)	—	—

Net asset value, end of the period	$8.35		$10.03		$15.49		$12.31	$9.73	$9.05

Total return(d)	(14.89	)%(e)	(3.27)%		25.83%		26.74%	7.51%	(9.50	)%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$32,665		$34,312		$17,500		$14,592	$11,974	$9,242
Net expenses(f)	0.84	%(g)	0.85%		0.85%		0.85%	0.85%	0.85	%(g)
Gross expenses	1.27	%(g)	1.30%		1.43%		1.57%	1.75%	2.65	%(g)
Net investment income (loss)	(0.25	)%(g)	(0.35)%		(0.35)%		0.01%	(0.22)%	(0.53	)%(g)
Portfolio turnover rate	37%		67%		102	%(h)	49%	53%	14%

*	From commencement of operations on June 30, 2015 through September 30, 2015.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01.
(c)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	The variation in the Fund’s turnover rate from 2017 to 2018 was primarily due to significant shareholder flows.

See accompanying notes to financial statements.

|  38

Financial Highlights – continued

For a share outstanding throughout each period.

Small/Mid Cap Growth Fund— Class N
Period Ended March 31, 2020* (Unaudited)
Net asset value, beginning of the period	$9.89

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.01)
Net realized and unrealized gain (loss)	(1.29)

Total from Investment Operations	(1.30)

LESS DISTRIBUTIONS FROM:
Net realized capital gains	(0.24)

Net asset value, end of the period	$8.35

Total return(b)(c)	(13.58)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1
Net expenses(d)(e)	0.83%
Gross expenses(e)	140.63%
Net investment loss(e)	(0.27)%
Portfolio turnover rate	37%

*	Class operations commenced on October 1, 2019.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

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1.  Organization. Loomis Sayles Funds I and Loomis Sayles Funds II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles Funds I:

Loomis Sayles Small Cap Value Fund (the “Small Cap Value Fund”)

Loomis Sayles Funds II:

Loomis Sayles Small Cap Growth Fund (the “Small Cap Growth Fund”)

Loomis Sayles Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”)

Each Fund is a diversified investment company.

Small Cap Growth Fund offers Institutional Class, Retail Class and Class N shares. Small Cap Value Fund offers Institutional Class, Retail Class, Admin Class and Class N shares. Small/Mid Cap Growth Fund offers Institutional Class and Class N shares (effective October 1, 2019).

Each share class is sold without a sales charge. Retail Class and Admin Class shares pay a Rule 12b-1 fee. Class N shares are offered with an initial minimum investment of $1,000,000. Institutional Class shares are intended for institutional investors with a minimum initial investment of $100,000. Certain categories of investors are exempted from the minimum investment amount for Class N and Institutional Class as outlined in the relevant Fund’s prospectus. Admin Class shares are offered exclusively through intermediaries.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), and Natixis ETF Trust. Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Retail Class and Admin Class), and transfer agent fees are borne collectively for Institutional Class, Retail Class and Admin Class, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

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The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation. Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has

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traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Funds’ pricing policies and procedures.

b.  Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes

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recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Federal and Foreign Income Taxes. The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2020 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

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e.  Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as return of capital distributions received, deferred Trustees’ fees, and net operating losses. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to return of capital distributions received, deferred Trustees’ fees and wash sales. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are reported as distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2019 was as follows:

	2019 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Small Cap Growth Fund	$—	$131,384,945	$131,384,945
Small Cap Value Fund	1,761,169	110,774,229	112,535,398
Small/Mid Cap Growth Fund	—	4,717,064	4,717,064

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

As of September 30, 2019, late-year ordinary and post-October capital loss deferrals were as follows:

	Small Cap Growth Fund	Small Cap Value Fund	Small/Mid Cap Growth Fund
Late-year ordinary and post-October capital loss deferrals*	$(6,292,971)	$—	$(67,038)

*

Under current tax law, net operating losses, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Small Cap Growth Fund and Small/Mid Cap Growth Fund are deferring net operating losses.

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As of March 31, 2020, the tax cost of investments and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	Small Cap Growth Fund	Small Cap Value Fund	Small/Mid Cap Growth Fund
Federal tax cost	$1,415,647,846	$466,663,484	$36,338,150

Gross tax appreciation	$219,261,762	$85,291,418	$1,407,633
Gross tax depreciation	(174,003,483)	(102,947,336)	(4,583,674)

Net tax appreciation (depreciation)	$45,258,279	$(17,655,918)	$(3,176,041)

Amounts in the table above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.

f.  Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2020, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

g.  Securities Lending. The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

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For the six months ended March 31, 2020, none of the Funds had loaned securities under this agreement.

h.  Indemnifications. Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

i.  New Accounting Pronouncement. In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update introduces new fair value disclosure requirements, eliminates some prior fair value disclosure requirements, and modifies certain existing fair value disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. An entity is permitted to early adopt any eliminated or modified disclosures upon issuance of the update and delay adoption of any new disclosures until the required effective date. Management has evaluated the impact of the adoption of ASU 2018-13 and has determined to early adopt the removal of (i) the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and (ii) the policy for timing of transfers between levels. New disclosures required by ASU 2018-13 will be incorporated in the Funds’ semiannual financial statements as of March 31, 2021.

3.  Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2020, at value:

Small Cap Growth Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,395,191,452	$—	$—	$1,395,191,452
Short-Term Investments	—	65,714,673	—	65,714,673

Total	$1,395,191,452	$65,714,673	$—	$1,460,906,125

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Small Cap Value Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$439,273,687	$—	$—	$439,273,687
Other Investments(a)	—	—	—	—
Short-Term Investments	—	9,733,879	—	9,733,879

Total	$439,273,687	$9,733,879	$—	$449,007,566

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Small/Mid Cap Growth Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$31,908,599	$—	$—	$31,908,599
Short-Term Investments	—	1,253,510	—	1,253,510

Total	$31,908,599	$1,253,510	$—	$33,162,109

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

4.  Purchases and Sales of Securities. For the six months ended March 31, 2020, purchases and sales of securities (excluding short-term investments) were as follows:

Fund	Purchases	Sales
Small Cap Growth Fund	$482,203,705	$384,401,070
Small Cap Value Fund	71,631,093	152,043,625
Small/Mid Cap Growth Fund	20,980,361	13,383,952

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment

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Managers, LLC (“Natixis”), which is part of Natixis Investment Managers, an international asset management group based in Paris, France.

Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

Fund	Percentage of Average Daily Net Assets
Small Cap Growth Fund	0.75%
Small Cap Value Fund	0.75%
Small/Mid Cap Growth Fund	0.75%

Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until January 31, 2021, may be terminated before then only with the consent of the Funds’ Board of Trustees and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/ reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended March 31, 2020, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Institutional Class	Retail Class	Admin Class	Class N
Small Cap Growth Fund	1.00%	1.25%	—	0.95%
Small Cap Value Fund	0.90%	1.15%	1.40%	0.85%
Small/Mid Cap Growth Fund	0.85%	—	—	0.83%

Loomis Sayles shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

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For the six months ended March 31, 2020, the management fees for each Fund were as follows:

	Gross Management Fees	Contractual Waivers of Management Fees[1]	Voluntary Waivers of Management Fees[2]	Net Management Fees	Percentage of Average Daily Net Assets
Fund					Gross	Net
Small Cap Growth Fund	$6,568,523	$—	$—	$6,568,523	0.75%	0.75%
Small Cap Value Fund	2,519,135	—	—	2,519,135	0.75%	0.75%
Small/Mid Cap Growth Fund	143,558	79,627	1,389	62,542	0.75%	0.33%

For the six months ended March 31, 2020, class-specific expenses have been reimbursed as follows:

	Reimbursement[1]
Fund	Institutional Class	Retail Class	Admin Class	Class N	Total
Small Cap Value Fund	$110,252	$32,920	$3,185	$—	$146,357

[1]	Waiver/expense reimbursements are subject to possible recovery until September 30, 2021.
[2]	Voluntary management fee waivers are not subject to recovery under the expense limitation agreement described above.

b.  Service and Distribution Fees. Natixis Distribution, L.P. (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, Small Cap Growth Fund and Small Cap Value Fund have adopted a Distribution Plan relating to each Fund’s Retail Class shares (the “Retail Class Plans”) and Small Cap Value Fund has adopted a Distribution Plan relating to its Admin Class shares (the “Admin Class Plan”).

Under the Retail Class Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Retail Class shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Retail Class shares or for payments made by Natixis Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Retail Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

Under the Admin Class Plan, Small Cap Value Fund pays Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Admin Class shares, as compensation for services provided by

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Natixis Distribution in connection with the marketing or sale of Admin Class shares or for payments made by Natixis Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Admin Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

In addition, the Admin Class shares of Small Cap Value Fund may pay Natixis Distribution an administrative service fee, at an annual rate not to exceed 0.25% of the average daily net assets attributable to Admin Class shares. These fees are subsequently paid to securities dealers or financial intermediaries for providing personal services and/or account maintenance for their customers who hold such shares.

For the six months ended March 31, 2020, the service and distribution fees for each Fund were as follows:

	Service Fees	Distribution Fees
Fund	Admin Class	Retail Class	Admin Class
Small Cap Growth Fund	$—	$118,827	$—
Small Cap Value Fund	15,261	153,446	15,261

c.  Administrative Fees. Natixis Advisors, L.P. (“Natixis Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trust and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

For the six months ended March 31, 2020, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Small Cap Growth Fund	$383,947
Small Cap Value Fund	147,141
Small/Mid Cap Growth Fund	8,393

d.  Sub-Transfer Agent Fees. Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold

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positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended March 31, 2020, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Small Cap Growth Fund	$661,169
Small Cap Value Fund	280,424
Small/Mid Cap Growth Fund	992

As of March 31, 2020, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Small Cap Growth Fund	$12,180
Small Cap Value Fund	5,138
Small/Mid Cap Growth Fund	32

Sub-transfer agent fees attributable to Institutional Class, Retail Class and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Trustees Fees and Expenses. The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $369,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $199,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee, the chairperson of the Audit Committee and the chairperson of the Governance Committee each receive an additional retainer fee at the annual rate of $20,000. Each

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Notes to Financial Statements – continued

March 31, 2020 (Unaudited)

Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to January 1, 2020, the Chairperson of the Board received a retainer fee at the annual rate of $360,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $190,000, and the chairperson of the Governance Committee received an additional retainer fee at the annual rate of $15,000. All other Trustee fees remained unchanged.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trusts.

f.  Affiliated Ownership. As of March 31, 2020, Natixis and affiliates, Loomis Sayles Funded Pension Plan and Trust (“Pension Plan”) and Loomis Sayles Employees’ Profit Sharing Retirement Plan (“Retirement Plan”) held shares of the Funds representing the following percentages of the Funds’ net assets:

Fund	Natixis	Pension Plan	Retirement Plan	Total Affiliated Ownership
Small Cap Growth Fund	—	0.15%	1.30%	1.45%
Small Cap Value Fund	—	0.39%	4.19%	4.58%
Small/Mid Cap Growth Fund	Less than 1%	—	—	Less than 1%

Investment activities of affiliated shareholders could have material impacts on the Funds.

g.  Reimbursement of Transfer Agent Fees and Expenses. Natixis Advisors has given a binding contractual undertaking to Small/Mid Cap Growth Fund to reimburse any

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Notes to Financial Statements – continued

March 31, 2020 (Unaudited)

and all transfer agency expenses for the Fund’s Class N shares. This undertaking is in effect through January 31, 2021 and is not subject to recovery under the expense limitation agreement described above.

For the six months ended March 31, 2020, Natixis Advisors reimbursed Small/Mid Cap Growth Fund $730 for transfer agency expenses related to Class N shares.

6.  Class-Specific Transfer Agent Fees and Expenses. Transfer agent fees and expenses attributable to Institutional Class, Retail Class and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

For the six months ended March 31, 2020, the Funds incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Institutional Class	Retail Class	Admin Class	Class N
Small Cap Growth Fund	$605,803	$62,253	$—	$3,185
Small Cap Value Fund	216,577	65,106	6,443	1,248
Small/Mid Cap Growth Fund	2,440	—	—	730

7.  Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and certain other legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected in legal fees and/or miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

For the six months ended March 31, 2020, none of the Funds had borrowings under this agreement.

8.  Concentration of Ownership. From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2020, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than

53  |

Notes to Financial Statements – continued

March 31, 2020 (Unaudited)

5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Account Holders	Percentage of Ownership
Small Cap Value Fund	1	7.42%
Small/Mid Cap Growth Fund	5	68.09%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

9.  Risk. Global markets have experienced periods of high volatility triggered by the rapidly evolving public health emergency known as coronavirus (“COVID-19”). As the situation continues to unfold, the extent and duration of the impact that the COVID-19 outbreak may have on financial markets and the economy as a whole remains highly uncertain. If the effects of the COVID-19 outbreak on financial markets and the economy continue for an extended period of time, the Funds’ future financial and investment results may be adversely affected.

10.  Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Small Cap Growth Fund

	Six Months Ended March 31, 2020		Year Ended September 30, 2019

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	7,187,870	$172,100,244	11,579,961	$308,840,843
Issued in connection with the reinvestment of distributions	2,907,753	77,404,396	3,229,384	71,175,640
Redeemed	(7,328,693)	(186,805,050)	(9,640,609)	(255,383,227)

Net change	2,766,930	$62,699,590	5,168,736	$124,633,256

Retail Class
Issued from the sale of shares	572,516	$12,846,699	1,457,788	$35,354,241
Issued in connection with the reinvestment of distributions	379,550	9,116,785	580,575	11,675,362
Redeemed	(939,892)	(21,781,361)	(2,734,300)	(66,088,287)

Net change	12,174	$182,123	(695,937)	$(19,058,684)

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Notes to Financial Statements – continued

March 31, 2020 (Unaudited)

10.  Capital Shares – continued

	Small Cap Growth Fund

	Six Months Ended March 31, 2020		Year Ended September 30, 2019

Class N	Shares	Amount	Shares	Amount
Issued from the sale of shares	8,980,579	$232,288,718	14,891,081	$407,213,957
Issued in connection with the reinvestment of distributions	2,249,879	60,476,756	2,040,644	45,322,697
Redeemed	(3,310,307)	(82,775,061)	(9,488,573)	(252,762,328)

Net change	7,920,151	$209,990,413	7,443,152	$199,774,326

Increase from capital share transactions	10,699,255	$272,872,126	11,915,951	$305,348,898

	Small Cap Value Fund

	Six Months Ended March 31, 2020		Year Ended September 30, 2019

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	1,200,840	$30,898,944	1,885,997	$52,720,402
Issued in connection with the reinvestment of distributions	1,187,726	33,101,927	2,757,754	64,641,757
Redeemed	(2,595,423)	(67,537,255)	(6,172,550)	(172,631,075)

Net change	(206,857)	$(3,536,384)	(1,528,799)	$(55,268,916)

Retail Class
Issued from the sale of shares	110,004	$2,771,868	248,433	$6,930,683
Issued in connection with the reinvestment of distributions	385,444	10,541,881	1,013,991	23,352,213
Redeemed	(878,427)	(23,108,375)	(2,489,201)	(67,155,838)

Net change	(382,979)	$(9,794,626)	(1,226,777)	$(36,872,942)

Admin Class
Issued from the sale of shares	59,420	$1,473,427	164,641	$4,244,622
Issued in connection with the reinvestment of distributions	33,393	863,879	103,280	2,261,822
Redeemed	(203,794)	(4,163,577)	(505,156)	(12,991,234)

Net change	(110,981)	$(1,826,271)	(237,235)	$(6,484,790)

Class N
Issued from the sale of shares	380,627	$9,332,730	1,949,203	$53,692,224
Issued in connection with the reinvestment of distributions	396,172	11,045,289	779,733	18,276,952
Redeemed	(987,460)	(26,915,518)	(2,136,634)	(60,278,030)

Net change	(210,661)	$(6,537,499)	592,302	$11,691,146

Decrease from capital share transactions	(911,478)	$(21,694,780)	(2,400,509)	$(86,935,502)

55  |

Notes to Financial Statements – continued

March 31, 2020 (Unaudited)

10.  Capital Shares – continued

	Small/Mid Cap Growth Fund

	Six Months Ended March 31, 2020		Year Ended September 30, 2019

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	1,247,278	$12,904,888	2,433,625	$23,898,389
Issued in connection with the reinvestment of distributions	74,958	787,810	540,127	4,234,598
Redeemed	(298,965)	(2,762,496)	(681,600)	(7,115,964)
Redeemed in-kind (Note 11)	(532,341)	(5,600,230)	—	—

Net change	490,930	$5,329,972	2,292,152	$21,017,023

Class N(a)
Issued from the sale of shares	101	$1,000	—	$—
Issued in connection with the reinvestment of distributions	2	24	—	—

Net change	103	$1,024	—	$—

Increase from capital share transactions	491,033	$5,330,996	2,292,152	$21,017,023

(a) Class operations commenced on October 1, 2019.

11.  Redemption In-Kind. In certain circumstances, a Fund may distribute portfolio securities rather than cash as payment for redemption of Fund shares (redemption in-kind). For financial reporting purposes, the Fund will recognize a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; the Fund will recognize a loss if the cost exceeds value. Gains and losses realized on redemptions in-kind are not recognized for tax purposes, and are re-classified from realized gain (loss) to paid-in-capital. Small/Mid Cap Growth Fund realized a gain of $779,521 on redemptions in-kind during the six months ended March 31, 2020. This amount is included in realized gain (loss) on the Statements of Operations.

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Semiannual Report

March 31, 2020

Loomis Sayles Intermediate Duration Bond Fund

Loomis Sayles Limited Term Government and Agency Fund

IMPORTANT NOTICE TO SHAREHOLDERS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you wish to continue receiving paper copies of your shareholder reports after January 1, 2021, you can inform the Fund at any time by calling 1-800-225-5478. If you hold your account with a financial intermediary and you wish to continue receiving paper copies after January 1, 2021, you should call your financial intermediary directly. Paper copies are provided free of charge, and your election to receive reports in paper will apply to all funds held with the Natixis Funds complex. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You currently may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically at www.icsdelivery.com/natixisfunds.

LOOMIS SAYLES INTERMEDIATE DURATION BOND FUND

Managers	Symbols

Daniel Conklin, CFA®	Class A LSDRX

Christopher T. Harms	Class C LSCDX

Clifton V. Rowe, CFA®	Class N LSDNX

Kurt L. Wagner, CFA®, CIC*	Class Y LSDIX

Loomis, Sayles & Company, L.P.

*	Effective June 30, 2020, Kurt L. Wagner will no longer serve as portfolio manager of the Fund.

Investment Goal

The Fund’s investment objective is above-average total return through a combination of current income and capital appreciation.

1  |

Average Annual Total Returns — March 31, 20204,5

					Life of	Expense Ratios[6]
	6 Months	1 Year	5 Years	10 Years	Class N	Gross	Net

Class Y (Inception 1/28/98)[1]
NAV	0.91%	5.16%	2.60%	3.40%	—	0.48%	0.40%

Class A (Inception 5/28/10)[1]
NAV	0.78	4.79	2.34	3.14	—	0.72	0.65
With 4.25% Maximum Sales Charge	-3.53	0.38	1.45	2.69	—

Class C (Inception 8/31/16)[1]
NAV	0.42	4.14	1.56	2.30	—	1.48	1.40
With CDSC[2]	-0.57	3.14	1.56	2.30	—

Class N (Inception 2/01/19)
NAV	0.94	5.11	—	—	6.17	0.42	0.35

Comparative Performance
Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index[3]	2.78	6.88	2.76	3.14	7.39

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1

As of August 31, 2016, the Fund’s Retail Class shares and Institutional Class shares were redesignated as Class A shares and Class Y shares, respectively. Accordingly, the returns shown in the table for Class A shares prior to August 31, 2016 are those of Retail Class shares, restated to reflect the sales loads of Class A shares, and the returns in the table for Class Y shares prior to August 31, 2016 are those of Institutional Class shares. Prior to the inception of Retail Class shares (May 28, 2010), performance is that of Institutional Class shares, restated to reflect the higher net expenses and sales loads of Class A shares. Prior to the inception of Class C shares (August 31, 2016), performance is that of Retail Class shares, restated to reflect the higher net expenses and sales loads of Class C shares.

2	Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

3

The Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index includes securities in the intermediate maturity range within the Government and Credit Indices. The Government Index includes treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (i.e., publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.

4	The Fund revised its investment strategy on May 28, 2010; performance may have been different had the current investment strategy been in place for all periods shown.

5	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

6

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/21. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND

Managers	Symbols

Daniel Conklin, CFA®	Class A NEFLX

Christopher T. Harms	Class C NECLX

Clifton V. Rowe, CFA®	Class N LGANX

Kurt L. Wagner, CFA®, CIC*	Class Y NELYX

Loomis, Sayles & Company, L.P.

*	Effective June 30, 2020, Kurt L. Wagner will no longer serve as portfolio manager of the Fund.

Investment Goal

The Fund seeks high current return consistent with preservation of capital.

3  |

Average Annual Total Returns — March 31, 20203

					Life of	Expense Ratios[4]
	6 Months	1 Year	5 Years	10 Years	Class N	Gross	Net

Class Y (Inception 3/31/94)
NAV	2.44%	4.81%	1.79%	2.02%	—	0.55%	0.55%

Class A (Inception 1/3/89)
NAV	2.32	4.46	1.52	1.77	—	0.80	0.80
With 2.25% Maximum Sales Charge	0.03	2.10	1.06	1.54	—

Class C (Inception 12/30/94)
NAV	1.94	3.68	0.76	1.01	—	1.55	1.55
With CDSC[1]	0.94	2.68	0.76	1.01	—

Class N (Inception 2/1/17)
NAV	2.58	4.90	—	—	2.70	0.48	0.46

Comparative Performance
Bloomberg Barclays U.S. 1-5 Year Government Bond Index[2]	4.11	6.85	2.25	1.99	3.17

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

2

The Bloomberg Barclays U.S. 1-5 Year Government Bond Index is a subindex of the Bloomberg Barclays U.S. Government Index, which is comprised of the Bloomberg Barclays U.S. Treasury and U.S. Agency Indices. The Bloomberg Barclays U.S. Government Index includes Treasuries (public obligations of the U.S. Treasury that have remaining maturities of more than one year) and U.S. agency debentures (publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government). The Bloomberg Barclays U.S. Government Index is a component of the Bloomberg Barclays U.S. Government/Credit Index and the Bloomberg Barclays U.S. Aggregate Bond Index.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/21. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Natixis Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the funds voted proxies relating to portfolio securities the most recent 12-month period ended June 30 is available from the Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Natixis Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov.

CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.

5  |

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from October 1, 2019 through March 31, 2020. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

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LOOMIS SAYLES INTERMEDIATE DURATION BOND FUND	BEGINNING ACCOUNT VALUE 10/1/2019	ENDING ACCOUNT VALUE 3/31/2020	EXPENSES PAID DURING PERIOD* 10/1/2019 – 3/31/2020
Class A
Actual	$1,000.00	$1,007.80	$3.26
Hypothetical (5% return before expenses)	$1,000.00	$1,021.75	$3.29
Class C
Actual	$1,000.00	$1,004.20	$7.01
Hypothetical (5% return before expenses)	$1,000.00	$1,018.00	$7.06
Class N
Actual	$1,000.00	$1,009.40	$1.76
Hypothetical (5% return before expenses)	$1,000.00	$1,023.25	$1.77
Class Y
Actual	$1,000.00	$1,009.10	$2.01
Hypothetical (5% return before expenses)	$1,000.00	$1,023.00	$2.02

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.65%, 1.40%, 0.35% and 0.40% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), divided by 366 (to reflect the half-year period).

LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND	BEGINNING ACCOUNT VALUE 10/1/2019	ENDING ACCOUNT VALUE 3/31/2020	EXPENSES PAID DURING PERIOD* 10/1/2019 – 3/31/2020
Class A
Actual	$1,000.00	$1,023.20	$4.05
Hypothetical (5% return before expenses)	$1,000.00	$1,021.00	$4.04
Class C
Actual	$1,000.00	$1,019.40	$7.83
Hypothetical (5% return before expenses)	$1,000.00	$1,017.25	$7.82
Class N
Actual	$1,000.00	$1,025.80	$2.38
Hypothetical (5% return before expenses)	$1,000.00	$1,022.65	$2.38
Class Y
Actual	$1,000.00	$1,024.40	$2.78
Hypothetical (5% return before expenses)	$1,000.00	$1,022.25	$2.78

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.80%, 1.55%, 0.47% and 0.55% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), divided by 366 (to reflect the half-year period).

7  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 98.8% of Net Assets
	ABS Car Loan — 10.5%
$845,000	American Credit Acceptance Receivables Trust, Series 2019-4, Class C, 2.690%, 12/12/2025, 144A	$762,121
28,239	AmeriCredit Automobile Receivables Trust, Series 2016-2, Class C, 2.870%, 11/08/2021	28,212
145,286	AmeriCredit Automobile Receivables Trust, Series 2016-3, Class C, 2.240%, 4/08/2022	143,912
111,924	AmeriCredit Automobile Receivables Trust, Series 2016-4, Class B, 1.830%, 12/08/2021(a)	111,873
69,976	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class B, 2.300%, 2/18/2022	69,646
510,000	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class B, 3.580%, 10/18/2024	509,591
480,000	AmeriCredit Automobile Receivables Trust, Series 2019-2, Class B, 2.540%, 7/18/2024	470,904
695,000	AmeriCredit Automobile Receivables Trust, Series 2019-3, Class A3, 2.060%, 4/18/2024	705,319
385,000	AmeriCredit Automobile Receivables Trust, Series 2020-1, Class A3, 1.110%, 8/19/2024	376,242
360,000	Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 2.990%, 6/20/2022, 144A(a)	351,591
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class A, 3.450%, 3/20/2023, 144A	98,409
140,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.350%, 9/22/2025, 144A	132,398
172,964	Bank of The West Auto Trust, Series 2017-1, Class A3, 2.110%, 1/15/2023, 144A	172,281
450,000	Bank of The West Auto Trust, Series 2019-1, Class A3, 2.430%, 4/15/2024, 144A	448,797
265,927	California Republic Auto Receivables Trust, Series 2017-1, Class A4, 2.280%, 6/15/2022(a)	264,932
16,603	Capital Auto Receivables Asset Trust, Series 2017-1, Class A3, 2.020%, 8/20/2021, 144A	16,572
565,000	Capital One Prime Auto Receivables Trust, Series 2019-2, Class A3, 1.920%, 5/15/2024	570,214
585,000	CarMax Auto Owner Trust, Series 2019-4, Class A2A, 2.010%, 3/15/2023	584,401
349,888	CarMax Auto Owner Trust, Series 2017-2, Class A3, 1.930%, 3/15/2022(a)	349,346
660,000	Carvana Auto Receivables Trust, Series 2019-3A, Class A3, 2.340%, 6/15/2023, 144A	648,144
10,675	CIG Auto Receivables Trust, Series 2017-1A, Class A, 2.710%, 5/15/2023, 144A	10,640
775,000	CPS Auto Receivables Trust, Series 2018-D, Class B, 3.610%, 11/15/2022, 144A	772,351
145,000	CPS Auto Receivables Trust, Series 2020-A, Class B, 2.360%, 2/15/2024, 144A	139,858
595,000	Credit Acceptance Auto Loan Trust, Series 2019-3A, Class A, 2.380%, 11/15/2028, 144A	575,640
435,000	Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.010%, 2/15/2029, 144A	403,377
585,000	Credit Acceptance Auto Loan Trust, Series 2020-1A, Class B, 2.390%, 4/16/2029, 144A	561,806
1,005,000	Drive Auto Receivables Trust, Series 2018-5, Class B, 3.680%, 7/15/2023	1,000,508

See accompanying notes to financial statements.

|  8

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$215,000	Drive Auto Receivables Trust, Series 2019-3, Class B, 2.650%, 2/15/2024	$212,257
105,000	DT Auto Owner Trust, Series 2019-4A, Class B, 2.360%, 1/16/2024, 144A	102,791
60,000	DT Auto Owner Trust, Series 2018-2A, Class C, 3.670%, 3/15/2024, 144A	59,780
285,000	DT Auto Owner Trust, Series 2019-1A, Class C, 3.610%, 11/15/2024, 144A	283,275
270,000	DT Auto Owner Trust, Series 2019-2A, Class C, 3.180%, 2/18/2025, 144A	266,533
65,598	Exeter Automobile Receivables Trust, Series 2017-2A, Class B, 2.820%, 5/16/2022, 144A	65,461
57,638	Exeter Automobile Receivables Trust, Series 2018-2A, Class B, 3.270%, 5/16/2022, 144A	57,593
150,000	Exeter Automobile Receivables Trust, Series 2019-2A, Class B, 3.060%, 5/15/2023, 144A	151,709
170,000	Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.260%, 4/15/2024, 144A	164,001
1,652	First Investors Auto Owner Trust, Series 2017-1A, Class A2, 2.200%, 3/15/2022, 144A	1,650
80,333	First Investors Auto Owner Trust, Series 2017-2A, Class A2, 2.270%, 7/15/2022, 144A	80,140
122,798	First Investors Auto Owner Trust, Series 2018-2A, Class A1, 3.230%, 12/15/2022, 144A	122,283
399,862	First Investors Auto Owner Trust, Series 2019-2A, Class A, 2.210%, 9/16/2024, 144A	395,703
58,189	Flagship Credit Auto Trust, Series 2016-2, Class B, 3.840%, 9/15/2022, 144A	58,171
800,000	Flagship Credit Auto Trust, Series 2018-4, Class B, 3.880%, 10/16/2023, 144A	801,109
839,955	Flagship Credit Auto Trust, Series 2020-1, Class A, 1.900%, 8/15/2024, 144A(a)	822,226
915,000	Flagship Credit Auto Trust, Series 2020-1, Class B, 2.050%, 2/17/2025, 144A	864,592
705,000	Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.030%, 12/15/2027, 144A(a)	704,937
595,000	Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.190%, 7/15/2031, 144A(a)	651,729
635,000	Ford Credit Floorplan Master Owner Trust, Series 2019-1, Class A, 2.840%, 3/15/2024	627,624
265,000	GLS Auto Receivables Trust, Series 2018-3A, Class B, 3.780%, 8/15/2023, 144A	259,686
401,688	GLS Auto Receivables Trust, Series 2019-2A, Class A, 3.060%, 4/17/2023, 144A	392,680
260,000	GLS Auto Receivables Trust, Series 2019-4A, Class B, 2.780%, 9/16/2024, 144A	250,815
52,009	GM Financial Consumer Automobile Receivables Trust, Series 2017-1A, Class A3, 1.780%, 10/18/2021, 144A	51,757
247,454	GM Financial Consumer Automobile Receivables Trust, Series 2017-3A, Class A3, 1.970%, 5/16/2022, 144A(a)	247,390
450,000	GM Financial Consumer Automobile Receivables Trust, Series 2019-3, Class A3, 2.180%, 4/16/2024	451,918
420,000	Hyundai Auto Receivables Trust, Series 2019-B, Class A3, 1.940%, 2/15/2024	412,889
510,000	NextGear Floorplan Master Owner Trust, Series 2017-1A, Class A2, 2.540%, 4/18/2022, 144A(a)	509,654
150,000	NextGear Floorplan Master Owner Trust, Series 2017-2A, Class A2, 2.560%, 10/17/2022, 144A	144,650
125,000	NextGear Floorplan Master Owner Trust, Series 2018-1A, Class A2, 3.220%, 2/15/2023, 144A	124,286

See accompanying notes to financial statements.

9  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$310,000	NextGear Floorplan Master Owner Trust, Series 2018-2A, Class A2, 3.690%, 10/15/2023, 144A	$293,932
865,000	NextGear Floorplan Master Owner Trust, Series 2020-1A, Class A2, 1.550%, 2/18/2025, 144A(a)	831,960
1,045,000	Prestige Auto Receivables Trust, Series 2019-1A, Class A3, 2.450%, 5/15/2023, 144A(a)	1,041,755
370,000	Santander Drive Auto Receivables Trust, Series 2019-2, Class C, 2.900%, 10/15/2024	358,507
460,000	Santander Drive Auto Receivables Trust, Series 2018-5, Class C, 3.810%, 12/16/2024	454,422
655,000	Santander Drive Auto Receivables Trust, Series 2019-3, Class A3, 2.160%, 11/15/2022	646,503
225,000	Westlake Automobile Receivables Trust, Series 2019-3A, Class B, 2.410%, 10/15/2024, 144A	218,593
515,000	Westlake Automobile Receivables Trust, Series 2019-1A, Class B, 3.260%, 10/17/2022, 144A	492,186
830,000	Westlake Automobile Receivables Trust, Series 2019-2A, Class B, 2.620%, 7/15/2024, 144A	802,346
73,812	World Omni Auto Receivables Trust, Series 2017-B, Class A3, 1.950%, 2/15/2023	73,671

		24,832,249

	ABS Credit Card — 1.7%
620,000	American Express Credit Account Master Trust, Series 2019-1, Class A, 2.870%, 10/15/2024	638,834
925,000	Barclays Dryrock Issuance Trust, Series 2019-1, Class A, 1.960%, 5/15/2025(a)	915,725
805,000	Capital One Multi-Asset Execution Trust, Series 2017-A4, Class A4, 1.990%, 7/17/2023(a)	805,483
260,000	Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1, 2.880%, 1/23/2023	262,259
730,000	World Financial Network Credit Card Master Trust, Series 2017-A, Class A, 2.120%, 3/15/2024(a)	728,918
585,000	World Financial Network Credit Card Master Trust, Series 2019-C, Class A, 2.210%, 7/15/2026	561,867

		3,913,086

	ABS Home Equity — 0.3%
210,281	Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 4.000%, 4/28/2055, 144A	212,960
13,384	Colony American Finance Ltd., Series 2015-1, Class A, 2.896%, 10/15/2047, 144A	13,356
134,599	CoreVest American Finance Trust, Series 2017-1, Class A, 2.968%, 10/15/2049, 144A	132,447
6,393	Countrywide Alternative Loan Trust, Series 2006-J5, Class 4A1, 5.107%, 7/25/2021(b)(c)(d)	6,091
4,237	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)(c)(d)	4,180
183,433	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M2, 1-month LIBOR + 1.850%, 2.797%, 10/25/2027(a)(e)	178,663

See accompanying notes to financial statements.

|  10

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	ABS Home Equity — continued
$76,045	Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 2.500%, 4/25/2057, 144A(d)	$75,403
57,486	Towd Point Mortgage Trust, Series 2015-2, Class 1A12, 2.750%, 11/25/2060, 144A(d)	57,226

		680,326

	ABS Other — 2.2%
155,838	Diamond Resorts Owner Trust, Series 2018-1, Class A, 3.700%, 1/21/2031, 144A	154,290
73,551	John Deere Owner Trust, Series 2017-B, Class A3, 1.820%, 10/15/2021	73,282
178,587	Merlin Aviation Holdings DAC, Series 2016-1, Class A, 4.500%, 12/15/2032, 144A(d)	146,614
3,750	OneMain Financial Issuance Trust, Series 2016-1A, Class A, 3.660%, 2/20/2029, 144A	3,737
555,000	OneMain Financial Issuance Trust, Series 2018-1A, Class A, 3.300%, 3/14/2029, 144A(a)	553,357
274,555	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A	193,377
232,223	SCF Equipment Leasing LLC, Series 2018-1A, Class A2, 3.630%, 10/20/2024, 144A(a)	227,911
51,778	Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A, 2.910%, 3/20/2034, 144A	51,087
566,511	SoFi Consumer Loan Program Trust, Series 2018-2, Class A2, 3.350%, 4/26/2027, 144A	561,247
480,550	SoFi Consumer Loan Program Trust, Series 2018-4, Class A, 3.540%, 11/26/2027, 144A	475,719
107,708	TAL Advantage V LLC, Series 2014-1A, Class A, 3.510%, 2/22/2039, 144A	104,046
39,722	TAL Advantage V LLC, Series 2014-2A, Class A2, 3.330%, 5/20/2039, 144A	39,084
116,667	TAL Advantage V LLC, Series 2014-3A, Class A, 3.270%, 11/21/2039, 144A	110,190
2,180,000	Verizon Owner Trust, Series 2019-B, Class A1A, 2.330%, 12/20/2023(a)	2,193,312
345,000	Wheels SPV 2 LLC, Series 2019-1A, Class A2, 2.300%, 5/22/2028, 144A	344,765

		5,232,018

	ABS Student Loan — 0.9%
65,390	Earnest Student Loan Program LLC, Series 2017-A, Class A2, 2.650%, 1/25/2041, 144A	65,156
276,260	Massachusetts Educational Financing Authority, Series 2018-A, Class A, 3.850%, 5/25/2033	288,175
1,455,000	Navient Student Loan Trust, Series 2020-BA, Class A1, 1.800%, 1/15/2069, 144A(a)	1,435,618
88,768	North Carolina State Education Assistance Authority, Series 2011-2, Class A2, 3-month LIBOR + 0.800%, 2.594%, 7/25/2025(e)	88,686
132,132	SoFi Professional Loan Program LLC, Series 2016-B, Class A2B, 2.740%, 10/25/2032, 144A	131,667
180,000	SoFi Professional Loan Program LLC, Series 2017-E, Class A2B, 2.720%, 11/26/2040, 144A	176,300
36,901	South Carolina Student Loan Corp., Series 2010-1, Class A2, 3-month LIBOR + 1.000%, 2.794%, 7/25/2025(e)	36,900

		2,222,502

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	ABS Whole Business — 0.2%
$526,975	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.666%, 9/05/2048, 144A	$468,734

	Aerospace & Defense — 0.9%
340,000	General Dynamics Corp., 3.625%, 4/01/2030	377,986
80,000	Huntington Ingalls Industries, Inc., 4.200%, 5/01/2030, 144A	82,921
630,000	Northrop Grumman Corp., 4.400%, 5/01/2030	731,342
450,000	Rolls-Royce PLC, 2.375%, 10/14/2020, 144A	445,729
620,000	Textron, Inc., 3.000%, 6/01/2030	579,578

		2,217,556

	Agency Commercial Mortgage-Backed Securities — 1.4%
94,797	Federal Home Loan Mortgage Corp., Series KJ28, Class A1, 1.766%, 2/25/2025	96,462
1,175,000	FHLMC Multifamily Structured Pass Through Certificates, Series KJ26, Class A2, 2.606%, 7/25/2027	1,268,166
648,018	FHLMC Multifamily Structured Pass Through Certificates, Series K013, Class A2, 3.974%, 1/25/2021(a)(d)	658,865
509,476	FHLMC Multifamily Structured Pass Through Certificates, Series K029, Class A2, 3.320%, 2/25/2023(a)	536,952
701,647	FHLMC Multifamily Structured Pass Through Certificates, Series K042, Class A2, 2.670%, 12/25/2024(a)	743,194

		3,303,639

	Airlines — 0.2%
640,000	Delta Air Lines, Inc., 2.900%, 10/28/2024	512,166

	Automotive — 5.0%
795,000	American Honda Finance Corp., MTN, 2.200%, 6/27/2022	780,957
145,000	American Honda Finance Corp., MTN, 2.350%, 1/08/2027	136,603
245,000	American Honda Finance Corp., MTN, 3.625%, 10/10/2023	248,927
290,000	BMW U.S. Capital LLC, 1.850%, 9/15/2021, 144A	284,968
870,000	Daimler Finance North America LLC, 2.625%, 3/10/2030, 144A	776,300
1,100,000	Daimler Finance North America LLC, 3.350%, 2/22/2023, 144A	1,067,553
670,000	Ford Motor Credit Co. LLC, 2.979%, 8/03/2022	623,100
200,000	Ford Motor Credit Co. LLC, 3.810%, 1/09/2024	181,000
560,000	Ford Motor Credit Co. LLC, 4.271%, 1/09/2027	477,400
425,000	General Motors Financial Co., Inc., 2.900%, 2/26/2025	367,381
360,000	General Motors Financial Co., Inc., 4.150%, 6/19/2023	327,455
315,000	Harley-Davidson Financial Services, Inc., 3.350%, 2/15/2023, 144A	308,226
220,000	Harley-Davidson Financial Services, Inc., 4.050%, 2/04/2022, 144A	215,106
195,000	Hyundai Capital America, 2.375%, 2/10/2023, 144A	183,844
585,000	Hyundai Capital America, 2.750%, 9/18/2020, 144A	586,383
95,000	Hyundai Capital America, 3.000%, 6/20/2022, 144A	92,293
400,000	Hyundai Capital America, 3.000%, 2/10/2027, 144A	370,768
275,000	Lear Corp., 5.250%, 5/15/2049	238,689
600,000	Nissan Motor Acceptance Corp., 2.150%, 7/13/2020, 144A	596,459
585,000	Nissan Motor Acceptance Corp., 3.450%, 3/15/2023, 144A	571,534
955,000	PACCAR Financial Corp., MTN, 1.900%, 2/07/2023	942,202
160,000	PACCAR Financial Corp., MTN, 1.800%, 2/06/2025	151,603
295,000	Toyota Motor Credit Corp., MTN, 1.800%, 10/07/2021	292,111

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Automotive — continued
$870,000	Toyota Motor Credit Corp., MTN, 2.150%, 9/08/2022	$865,405
360,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	333,860
155,000	Toyota Motor Credit Corp., MTN, 3.375%, 4/01/2030	156,514
615,000	Volkswagen Group of America Finance LLC, 4.250%, 11/13/2023, 144A	608,530

		11,785,171

	Banking — 21.8%
315,000	American Express Co., 2.200%, 10/30/2020	314,127
495,000	American Express Co., 3.700%, 8/03/2023	513,358
625,000	ANZ New Zealand International Ltd., 1.900%, 2/13/2023, 144A	628,860
915,000	ANZ New Zealand International Ltd., 2.200%, 7/17/2020, 144A	914,611
1,190,000	Australia & New Zealand Banking Group Ltd., MTN, 2.050%, 11/21/2022	1,192,129
395,000	Bank of Ireland Group PLC, 4.500%, 11/25/2023, 144A	384,934
725,000	Bank of Montreal, MTN, 2.050%, 11/01/2022	718,881
545,000	Bank of Montreal, MTN, 2.500%, 6/28/2024	532,597
1,235,000	Bank of New Zealand, 2.000%, 2/21/2025, 144A	1,208,457
870,000	Bank of Nova Scotia (The), 2.000%, 11/15/2022	872,134
950,000	Bank of Nova Scotia (The), 2.150%, 7/14/2020	949,359
545,000	Bank of Nova Scotia (The), 2.200%, 2/03/2025	546,910
450,000	Banque Federative du Credit Mutuel S.A., 2.200%, 7/20/2020, 144A	449,191
200,000	Banque Federative du Credit Mutuel S.A., 2.375%, 11/21/2024, 144A	195,803
460,000	Banque Federative du Credit Mutuel S.A., 2.700%, 7/20/2022, 144A	449,695
485,000	Banque Federative du Credit Mutuel S.A., 3.750%, 7/20/2023, 144A	494,029
795,000	Barclays PLC, (fixed rate to 5/16/2023, variable rate thereafter), 4.338%, 5/16/2024	766,882
300,000	BNP Paribas S.A, (fixed rate to 1/13/2030, variable rate thereafter), 3.052%, 1/13/2031, 144A	280,525
510,000	BNP Paribas S.A., (fixed rate to 11/19/2024, variable rate thereafter), 2.819%, 11/19/2025, 144A	503,762
160,000	Capital One Financial Corp., 3.750%, 3/09/2027	153,594
545,000	Capital One NA, 2.150%, 9/06/2022	530,362
215,000	Citigroup, Inc., 2.900%, 12/08/2021	216,654
1,000,000	Citigroup, Inc., (fixed rate to 1/24/2022, variable rate thereafter), 3.142%, 1/24/2023	1,011,781
940,000	Citigroup, Inc., (fixed rate to 11/04/2021, variable rate thereafter), 2.312%, 11/04/2022	936,422
460,000	Citigroup, Inc., (fixed rate to 3/31/2030, variable rate thereafter), 4.412%, 3/31/2031	505,392
250,000	Comerica Bank, 2.500%, 6/02/2020	250,014
225,000	Comerica, Inc., 3.700%, 7/31/2023	230,956
660,000	Cooperatieve Rabobank U.A. (NY), 2.750%, 1/10/2023	661,850
925,000	Credit Agricole S.A., 3.750%, 4/24/2023, 144A	945,223
405,000	Credit Suisse AG, 2.100%, 11/12/2021	403,834
250,000	Credit Suisse Group AG, (fixed rate to 4/01/2030, variable rate thereafter), 4.194%, 4/01/2031, 144A	256,003
940,000	Danske Bank A/S, 3.875%, 9/12/2023, 144A	927,769
215,000	Deutsche Bank AG, 3.150%, 1/22/2021	210,044

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Banking — continued
$395,000	Deutsche Bank AG, (fixed rate to 11/26/2024, variable rate thereafter), 3.961%, 11/26/2025	$364,111
865,000	DNB Bank ASA, 2.150%, 12/02/2022, 144A	854,317
635,000	Goldman Sachs Group, Inc. (The), 2.600%, 2/07/2030	598,842
570,000	Goldman Sachs Group, Inc. (The), 3.500%, 4/01/2025	582,668
520,000	Goldman Sachs Group, Inc. (The), (fixed rate to 10/31/2021, variable rate thereafter), 2.876%, 10/31/2022	522,402
520,000	HSBC Holdings PLC, (fixed rate to 9/12/2025, variable rate thereafter), 4.292%, 9/12/2026	518,883
890,000	JPMorgan Chase & Co., (fixed rate to 3/13/2025, variable rate thereafter), 2.005%, 3/13/2026	883,984
535,000	JPMorgan Chase & Co., (fixed rate to 4/1/2022, variable rate thereafter), 3.207%, 4/01/2023	544,210
770,000	KeyCorp, MTN, 2.250%, 4/06/2027	714,837
665,000	Lloyds Bank PLC, 2.250%, 8/14/2022	663,803
495,000	Lloyds Banking Group PLC, 4.050%, 8/16/2023	510,120
1,195,000	Macquarie Bank Ltd., 2.100%, 10/17/2022, 144A	1,183,529
835,000	Macquarie Bank Ltd., 2.300%, 1/22/2025, 144A	820,505
805,000	Mitsubishi UFJ Financial Group, Inc., 2.193%, 2/25/2025	800,796
455,000	Morgan Stanley, (fixed rate to 4/01/2030, variable rate thereafter), MTN, 3.622%, 4/01/2031	475,903
930,000	National Australia Bank Ltd., 3.700%, 11/04/2021	945,243
625,000	National Bank of Canada, 2.150%, 10/07/2022, 144A	619,424
1,135,000	National Bank of Canada, 2.200%, 11/02/2020	1,132,526
620,000	Nationwide Building Society, (fixed rate to 3/08/2023, variable rate thereafter), 3.766%, 3/08/2024, 144A	600,421
1,020,000	NatWest Markets PLC, 3.625%, 9/29/2022, 144A	1,007,898
1,055,000	Nordea Bank ABP, 2.125%, 5/29/2020, 144A	1,053,871
315,000	Northern Trust Corp., (fixed rate to 5/08/2027, variable rate thereafter), 3.375%, 5/08/2032	305,015
305,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	307,982
870,000	Santander Holdings USA, Inc., 3.244%, 10/05/2026	771,060
120,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	117,125
350,000	Santander UK PLC, 2.125%, 11/03/2020	347,990
715,000	Santander UK PLC, 2.500%, 1/05/2021	695,726
580,000	Santander UK PLC, 2.875%, 6/18/2024	578,940
840,000	Societe Generale S.A., 2.625%, 10/16/2024, 144A	809,180
395,000	Societe Generale S.A., 2.625%, 1/22/2025, 144A	380,259
820,000	Standard Chartered PLC, (fixed rate to 1/30/2025, variable rate thereafter), 2.819%, 1/30/2026, 144A	776,914
530,000	Standard Chartered PLC, (fixed rate to 5/21/2024, variable rate thereafter), 3.785%, 5/21/2025, 144A	521,207
245,000	State Street Corp., (fixed rate to 3/30/2025, variable rate thereafter), 2.901%, 3/30/2026, 144A	250,787
305,000	State Street Corp., (fixed rate to 5/15/2022, variable rate thereafter), 2.653%, 5/15/2023	300,579
545,000	Sumitomo Mitsui Financial Group, Inc., 2.696%, 7/16/2024	544,587

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Banking — continued
$380,000	Sumitomo Mitsui Financial Group, Inc., 2.750%, 1/15/2030	$370,825
235,000	Sumitomo Mitsui Financial Group, Inc., 2.784%, 7/12/2022	234,261
515,000	Svenska Handelsbanken AB, 3.900%, 11/20/2023	535,055
1,140,000	Synchrony Bank, 3.650%, 5/24/2021	1,121,786
75,000	Synchrony Financial, 4.250%, 8/15/2024	72,200
700,000	Toronto-Dominion Bank (The), MTN, 1.900%, 12/01/2022	698,846
1,065,000	Toronto-Dominion Bank (The), MTN, 3.250%, 6/11/2021	1,087,009
890,000	Truist Bank, 1.500%, 3/10/2025	860,096
340,000	Truist Financial Corp., MTN, 2.500%, 8/01/2024	335,304
1,015,000	Truist Financial Corp., MTN, 3.050%, 6/20/2022	1,035,489
1,150,000	UBS AG, 2.200%, 6/08/2020, 144A	1,149,022
665,000	UniCredit SpA, 3.750%, 4/12/2022, 144A	659,466
425,000	Wells Fargo & Co., (fixed rate to 10/30/2029, variable rate thereafter), MTN, 2.879%, 10/30/2030	420,960
1,030,000	Wells Fargo Bank NA, 3.625%, 10/22/2021	1,058,214
220,000	Westpac Banking Corp., 2.650%, 1/16/2030	219,192
195,000	Westpac Banking Corp., 2.800%, 1/11/2022	196,873

		51,316,384

	Brokerage — 0.9%
415,000	Ameriprise Financial, Inc., 3.000%, 3/22/2022	420,193
495,000	BlackRock, Inc., 2.400%, 4/30/2030	493,175
625,000	Brookfield Finance LLC, 3.450%, 4/15/2050	499,348
640,000	Charles Schwab Corp. (The), 4.625%, 3/22/2030	704,870

		2,117,586

	Building Materials — 0.4%
107,000	Fortune Brands Home & Security, Inc., 3.000%, 6/15/2020	106,775
600,000	Martin Marietta Materials, Inc., 3-month LIBOR + 0.650%, 2.333%, 5/22/2020(e)	595,707
320,000	Martin Marietta Materials, Inc., Series CB, 2.500%, 3/15/2030	289,673
40,000	Masco Corp., 3.500%, 4/01/2021	39,631

		1,031,786

	Cable Satellite — 0.2%
450,000	Comcast Corp., 3.400%, 4/01/2030	487,755

	Chemicals — 0.5%
360,000	Cabot Corp., 4.000%, 7/01/2029	361,116
255,000	DuPont de Nemours, Inc., 3.766%, 11/15/2020	255,800
9,000	Eastman Chemical Co., 4.500%, 1/15/2021	8,892
140,000	Ecolab, Inc., 4.800%, 3/24/2030	157,260
315,000	Sherwin Williams Co. (The), 2.300%, 5/15/2030	293,374

		1,076,442

	Collateralized Mortgage Obligations — 3.2%
579,039	Government National Mortgage Association, Series 2010-H02, Class FA, 1-month LIBOR + 0.680%, 2.293%, 2/20/2060(e)	582,509
295,502	Government National Mortgage Association, Series 2010-H03, Class FA, 1-month LIBOR + 0.550%, 2.163%, 3/20/2060(e)	292,668

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$163,591	Government National Mortgage Association, Series 2014-H14, Class FA, 1-month LIBOR + 0.500%, 2.234%, 7/20/2064(e)	$160,968
120,405	Government National Mortgage Association, Series 2014-H15, Class FA, 1-month LIBOR + 0.500%, 2.162%, 7/20/2064(e)	118,191
11,812	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065(b)(c)	11,743
292,971	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065(a)	297,889
493,417	Government National Mortgage Association, Series 2016-H06, Class FC, 1-month LIBOR + 0.920%, 2.582%, 2/20/2066(a)(e)	490,621
308,391	Government National Mortgage Association, Series 2016-H10, Class FJ, 1-month LIBOR + 0.600%, 2.262%, 4/20/2066(a)(e)	308,758
2,009,414	Government National Mortgage Association, Series 2018-H17, Class JA, 3.750%, 9/20/2068(a)(d)	2,271,059
394,151	Government National Mortgage Association, Series 2019-H01, Class FL, 1-month LIBOR + 0.450%, 2.112%, 12/20/2068(e)	393,850
1,360,857	Government National Mortgage Association, Series 2019-H01, Class FT, 1-month LIBOR + 0.400%, 2.062%, 10/20/2068(a)(e)	1,345,714
1,233,013	Government National Mortgage Association, Series 2019-H10, Class FM, 1-month LIBOR + 0.400%, 2.062%, 5/20/2069(a)(e)	1,232,888

		7,506,858

	Construction Machinery — 0.6%
300,000	Caterpillar Financial Services Corp., MTN, 3.150%, 9/07/2021	305,501
500,000	Caterpillar Financial Services Corp., MTN, 3.650%, 12/07/2023	529,980
265,000	Caterpillar Financial Services Corp., Series I, 2.650%, 5/17/2021	267,495
140,000	John Deere Capital Corp., MTN, 1.750%, 3/09/2027	134,581
110,000	John Deere Capital Corp., MTN, 2.600%, 3/07/2024	110,652
174,000	John Deere Capital Corp., Series 0014, 2.450%, 9/11/2020	173,569

		1,521,778

	Consumer Cyclical Services — 1.1%
670,000	eBay, Inc., 1.900%, 3/11/2025	632,751
620,000	Mastercard, Inc., 2.000%, 3/03/2025	650,677
245,000	Mastercard, Inc., 3.350%, 3/26/2030	271,320
455,000	Visa, Inc., 2.050%, 4/15/2030	454,340
495,000	Western Union Co. (The), 4.250%, 6/09/2023	525,911

		2,534,999

	Consumer Products — 0.3%
420,000	Hasbro, Inc., 3.550%, 11/19/2026	400,672
175,000	Kimberly-Clark Corp., 3.100%, 3/26/2030	189,318

		589,990

	Diversified Manufacturing — 1.5%
550,000	Carrier Global Corp., 2.242%, 2/15/2025, 144A	534,290
455,000	Kennametal, Inc., 4.625%, 6/15/2028	459,625
615,000	Otis Worldwide Corp., 2.056%, 4/05/2025, 144A	601,062
620,000	Otis Worldwide Corp., 2.565%, 2/15/2030, 144A	602,576

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Diversified Manufacturing — continued
$265,000	Timken Co. (The), 4.500%, 12/15/2028	$296,354
100,000	United Technologies Corp., 3.650%, 8/16/2023	105,151
175,000	Westinghouse Air Brake Technologies Corp., 3-month LIBOR + 1.300%, 2.041%, 9/15/2021(e)	169,868
820,000	WW Grainger, Inc., 1.850%, 2/15/2025	820,766

		3,589,692

	Electric — 5.2%
720,000	Alliant Energy Finance LLC, 4.250%, 6/15/2028, 144A	725,637
290,000	American Electric Power Co., Inc., 2.300%, 3/01/2030	270,413
495,000	Berkshire Hathaway Energy Co., 3.700%, 7/15/2030, 144A	530,574
270,000	Consolidated Edison Co. of New York, Inc., Series 20A, 3.350%, 4/01/2030	277,846
120,000	Consolidated Edison Co. of New York, Inc., Series B, 2.900%, 12/01/2026	121,322
225,000	Dominion Energy, Inc., 3.071%, 8/15/2024	224,305
625,000	Dominion Energy, Inc., Series B, 3.600%, 3/15/2027	635,528
480,000	DTE Electric Co., 2.250%, 3/01/2030	463,787
270,000	DTE Energy Co., 2.250%, 11/01/2022	266,814
1,135,000	Duke Energy Carolinas LLC, 3.050%, 3/15/2023	1,162,177
451,000	Exelon Corp., 2.450%, 4/15/2021	447,056
115,000	Exelon Corp., 4.050%, 4/15/2030	116,150
116,000	Exelon Generation Co. LLC, 4.250%, 6/15/2022	116,042
280,000	Florida Power & Light Co., 2.850%, 4/01/2025	291,928
188,000	National Rural Utilities Cooperative Finance Corp., (fixed rate to 4/30/2023, variable rate thereafter), 4.750%, 4/30/2043	187,195
830,000	NextEra Energy Capital Holdings, Inc., 2.403%, 9/01/2021	829,267
75,000	Ohio Power Co., Series P, 2.600%, 4/01/2030	72,838
195,000	Oklahoma Gas & Electric Co., 3.250%, 4/01/2030	195,205
1,115,000	PNM Resources, Inc., 3.250%, 3/09/2021	1,122,057
370,000	PSEG Power LLC, 3.850%, 6/01/2023	376,420
235,000	Public Service Enterprise Group, Inc., 2.875%, 6/15/2024	234,263
360,000	Southern California Edison Co., 2.250%, 6/01/2030	325,030
273,000	Southern Co. (The), 2.750%, 6/15/2020	273,236
720,000	Southern Power Co., Series E, 2.500%, 12/15/2021	708,195
635,000	Union Electric Co., 2.950%, 3/15/2030	654,272
600,000	Vistra Operations Co. LLC, 3.550%, 7/15/2024, 144A	563,902
1,030,000	Wisconsin Public Service Corp., 3.350%, 11/21/2021	1,035,295
75,000	Xcel Energy, Inc., 3.400%, 6/01/2030	75,960

		12,302,714

	Finance Companies — 1.1%
310,000	Air Lease Corp., 3.250%, 10/01/2029	248,323
1,190,000	Ares Capital Corp., 3.250%, 7/15/2025	944,454
305,000	Aviation Capital Group LLC, 3.875%, 5/01/2023, 144A	285,016
225,000	Aviation Capital Group LLC, 4.375%, 1/30/2024, 144A	203,076
375,000	Avolon Holdings Funding Ltd., 3.625%, 5/01/2022, 144A	332,423
615,000	FS KKR Capital Corp., 4.125%, 2/01/2025	500,114
150,000	Oaktree Specialty Lending Corp., 3.500%, 2/25/2025	134,540

		2,647,946

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Financial Other — 0.4%
$470,000	LeasePlan Corp NV, 2.875%, 10/24/2024, 144A	$460,401
410,000	Mitsubishi UFJ Lease & Finance Co. Ltd., 2.652%, 9/19/2022, 144A	398,651
185,000	ORIX Corp., 3.250%, 12/04/2024	193,441

		1,052,493

	Food & Beverage — 1.6%
835,000	Bacardi Ltd., 4.700%, 5/15/2028, 144A	892,102
120,000	Brown-Forman Corp., 3.500%, 4/15/2025	127,907
525,000	Bunge Ltd. Finance Corp., 4.350%, 3/15/2024	513,398
1,095,000	General Mills, Inc., 2.600%, 10/12/2022	1,103,226
260,000	General Mills, Inc., 2.875%, 4/15/2030	259,480
90,000	Kraft Heinz Foods Co., 3.000%, 6/01/2026	87,442
390,000	PepsiCo, Inc., 2.625%, 3/19/2027	409,401
140,000	Smithfield Foods, Inc., 3.350%, 2/01/2022, 144A	136,187
215,000	Sysco Corp., 2.400%, 2/15/2030	176,424

		3,705,567

	Health Insurance — 0.2%
220,000	Centene Corp., 3.375%, 2/15/2030, 144A	204,600
310,000	Humana, Inc., 2.500%, 12/15/2020	308,611

		513,211

	Healthcare — 1.2%
180,000	Baxter International, Inc., 3.950%, 4/01/2030, 144A	192,995
210,000	Cigna Corp., 2.400%, 3/15/2030	198,898
419,000	Cigna Corp., 3.750%, 7/15/2023	430,786
95,000	Cigna Corp., 4.500%, 2/25/2026, 144A	102,422
420,000	CVS Health Corp., 4.300%, 3/25/2028	449,250
510,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	495,430
165,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	161,752
85,000	Thermo Fisher Scientific, Inc., 4.497%, 3/25/2030	95,552
635,000	Zimmer Biomet Holdings, Inc., 3.550%, 3/20/2030	632,614

		2,759,699

	Hybrid ARMs — 0.1%
37,052	FHLMC, 1-year CMT + 2.257%, 4.384%, 1/01/2035(e)	37,360
84,639	FHLMC, 1-year CMT + 2.500%, 4.678%, 5/01/2036(e)	86,152

		123,512

	Independent Energy — 0.1%
400,000	Aker BP ASA, 3.750%, 1/15/2030, 144A	299,075

	Integrated Energy — 0.3%
635,000	Exxon Mobil Corp., 3.482%, 3/19/2030	701,316

	Life Insurance — 2.2%
85,000	AIG Global Funding, 2.150%, 7/02/2020, 144A	84,630
615,000	Athene Global Funding, 2.500%, 1/14/2025, 144A	579,304
380,000	Athene Global Funding, 2.750%, 4/20/2020, 144A	379,172
330,000	Brighthouse Financial, Inc., 3.700%, 6/22/2027	286,104
405,000	Global Atlantic Finance Co., 4.400%, 10/15/2029, 144A	355,710

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Life Insurance — continued
$155,000	Jackson National Life Global Funding, 3.875%, 6/11/2025, 144A	$167,387
505,000	Metropolitan Life Global Funding I, 2.400%, 6/17/2022, 144A	508,459
1,070,000	New York Life Global Funding, 2.875%, 4/10/2024, 144A(a)	1,098,772
915,000	New York Life Global Funding, 2.950%, 1/28/2021, 144A(a)	933,441
565,000	Reliance Standard Life Global Funding II, 3.850%, 9/19/2023, 144A	607,498
63,000	Unum Group, 5.625%, 9/15/2020	63,141

		5,063,618

	Lodging — 0.4%
590,000	Marriott International, Inc., 2.125%, 10/03/2022	531,017
350,000	Marriott International, Inc., Series Z, 4.150%, 12/01/2023	320,640

		851,657

	Media Entertainment — 0.4%
95,000	Activision Blizzard, Inc., 2.300%, 9/15/2021	95,672
90,000	Fox Corp., 3.500%, 4/08/2030	89,819
130,000	Interpublic Group of Cos., Inc. (The), 3.500%, 10/01/2020	128,026
425,000	ViacomCBS, Inc., 2.900%, 6/01/2023	397,958
345,000	ViacomCBS, Inc., 4.950%, 1/15/2031	339,561

		1,051,036

	Metals & Mining — 0.2%
140,000	ArcelorMittal S.A., 3.600%, 7/16/2024	127,607
155,000	Glencore Funding LLC, 4.125%, 3/12/2024, 144A	142,486
330,000	Newmont Corp., 2.250%, 10/01/2030	306,622

		576,715

	Midstream — 1.0%
195,000	Cameron LNG LLC, 3.302%, 1/15/2035, 144A	168,763
25,000	Energy Transfer Operating LP, 4.250%, 3/15/2023	22,637
440,000	Midwest Connector Capital Co. LLC, 3.625%, 4/01/2022, 144A	422,784
1,130,000	MPLX LP, 3-month LIBOR + 0.900%, 1.899%, 9/09/2021(e)	1,067,777
885,000	ONEOK, Inc., 3.100%, 3/15/2030	664,202

		2,346,163

	Mortgage Related — 2.0%
2,309	FHLMC, 3.000%, 10/01/2026	2,420
199	FHLMC, 6.500%, 1/01/2024	221
46	FHLMC, 8.000%, 7/01/2025	50
23	FNMA, 6.000%, 9/01/2021	24
19,815	GNMA, 3.971%, 5/20/2062(d)	19,835
81,795	GNMA, 4.053%, 2/20/2063(d)	82,389
15,898	GNMA, 4.054%, 5/20/2062(d)	16,249
27,486	GNMA, 4.200%, 10/20/2062(d)	27,841
67,444	GNMA, 4.257%, 4/20/2063(d)	67,748
75,810	GNMA, 4.268%, 2/20/2063(a)(d)	76,050
47,085	GNMA, 4.323%, 11/20/2064(d)	47,614
105,185	GNMA, 4.398%, 4/20/2063(a)(d)	106,193
61,828	GNMA, 4.405%, 6/20/2066(d)	65,789
227,128	GNMA, 4.431%, 10/20/2066(d)	243,913

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Mortgage Related — continued
$106,215	GNMA, 4.437%, 9/20/2066(d)	$113,616
60,995	GNMA, 4.444%, 11/20/2066(d)	64,992
48,194	GNMA, 4.460%, 2/20/2063(d)	48,306
64,410	GNMA, 4.494%, 8/20/2066(d)	68,605
112,640	GNMA, 4.499%, 11/20/2066(d)	120,715
46,987	GNMA, 4.500%, 3/20/2063(d)	47,130
184,406	GNMA, 4.520%, 9/20/2066(d)	198,578
83,781	GNMA, 4.521%, 10/20/2066(d)	90,318
1,175,339	GNMA, 4.530%, with various maturities from 2066 to 2067(a)(d)(f)	1,270,007
457,180	GNMA, 4.545%, 7/20/2067(a)(d)	496,910
856,508	GNMA, 4.586%, 1/20/2067(a)(d)	929,890
2,125	GNMA, 4.630%, 7/20/2062(d)	2,194
389,140	GNMA, 4.685%, 5/20/2064(a)(d)	408,089
690	GNMA, 4.700%, 8/20/2061(d)	733
657	GNMA, 6.500%, 12/15/2023	721

		4,617,140

	Non-Agency Commercial Mortgage-Backed Securities — 6.5%
230,000	BANK, Series 2019-BN24, Class A3, 2.960%, 11/15/2062	238,743
270,000	BANK, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	273,066
565,000	Barclays Commercial Mortgage Securities Trust, Series 2017-C1, Class A2, 3.189%, 2/15/2050(a)	573,260
285,000	Benchmark Mortgage Trust, Series 2020-B16, Class A5, 2.732%, 2/15/2053	291,270
491,600	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.865%, 1/10/2048(a)	516,295
361,996	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4, 3.283%, 5/10/2058	370,220
992,138	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314%, 4/10/2049(a)	1,016,252
540,000	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4, 3.102%, 12/15/2072	560,995
263,676	Commercial Mortgage Pass Through Certificates, Series 2013-CR8, Class A5, 3.612%, 6/10/2046(d)	273,694
535,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A(a)	524,037
26,544	Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A2, 3.147%, 2/10/2047	26,519
68,558	Commercial Mortgage Pass Through Certificates, Series 2014-CR15, Class A2, 2.928%, 2/10/2047	68,453
169,962	Commercial Mortgage Pass Through Certificates, Series 2014-CR16, Class ASB, 3.653%, 4/10/2047	174,757
478,193	Commercial Mortgage Pass Through Certificates, Series 2014-LC17, Class A3, 3.723%, 10/10/2047(a)	489,881
280,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS3, Class A4, 3.819%, 6/10/2047	291,041
280,000	Commercial Mortgage Pass Through Certificates, Series 2015-DC1, Class A5, 3.350%, 2/10/2048	287,238

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$520,299	Commercial Mortgage Pass Through Certificates, Series 2016-DC2, Class A5, 3.765%, 2/10/2049(a)	$545,189
640,000	Credit Suisse Mortgage Capital Certificates, Series 2014-USA, Class A2, 3.953%, 9/15/2037, 144A(a)	632,583
84,913	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617%, 11/15/2048	88,744
470,000	CSAIL Commercial Mortgage Trust, Series 2019-C18, Class A4, 2.968%, 12/15/2052	472,681
340,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.549%, 3/05/2033, 144A(d)	329,861
330,000	GS Mortgage Securities Trust, Series 2014-GC18, Class A4, 4.074%, 1/10/2047	348,283
245,000	GS Mortgage Securities Trust, Series 2020-GC45, Class AS, 2.911%, 2/13/2053	252,690
180,000	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 4.155%, 8/05/2034, 144A	176,980
355,000	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034, 144A	352,678
850,000	JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6, Class A4, 3.057%, 11/13/2052	881,954
93,011	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class ASB, 3.584%, 4/15/2047	95,101
19,706	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class A1, 2.086%, 3/15/2050	19,661
575,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-COR5, Class A4, 3.386%, 6/13/2052(a)	597,479
240,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class A4, 4.083%, 7/15/2046(d)	252,777
111,476	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 2/15/2047	111,926
129,604	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.306%, 4/15/2048	135,285
550,000	Morgan Stanley Capital I Trust, Series 2020-L4, Class A3, 2.698%, 2/15/2053	552,352
194,995	Starwood Retail Property Trust, Series 2014-STAR, Class A, 1-month LIBOR + 1.470%, 2.175%, 11/15/2027, 144A(e)	182,003
505,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030, 144A(a)	503,969
565,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4, 3.244%, 4/10/2046(a)	574,709
201,109	Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426%, 3/15/2059	207,134
1,295,000	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A2, 3.118%, 1/15/2060(a)	1,314,216
152,101	WFRBS Commercial Mortgage Trust, Series 2014-C19, Class A3, 3.660%, 3/15/2047	152,940
325,000	WFRBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.101%, 3/15/2047	344,712
291,031	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class ASB, 3.638%, 5/15/2047(a)	298,652

		15,400,280

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Oil Field Services — 0.8%
$980,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	$933,082
725,000	Halliburton Co., 2.920%, 3/01/2030	560,181
375,000	National Oilwell Varco, Inc., 3.600%, 12/01/2029	279,944

		1,773,207

	Packaging — 0.1%
165,000	Avery Dennison Corp., 2.650%, 4/30/2030	153,820

	Pharmaceuticals — 1.3%
315,000	AbbVie, Inc., 2.950%, 11/21/2026, 144A	316,445
305,000	AbbVie, Inc., 3.600%, 5/14/2025	320,070
480,000	Amgen, Inc., 2.450%, 2/21/2030	472,100
235,000	Bayer U.S. Finance II LLC, 3.375%, 7/15/2024, 144A	235,956
845,000	Novartis Capital Corp., 2.200%, 8/14/2030	864,941
365,000	Pfizer, Inc., 2.625%, 4/01/2030	383,784
525,000	Pfizer, Inc., 3.200%, 9/15/2023	552,792

		3,146,088

	Property & Casualty Insurance — 0.6%
645,000	American Financial Group, Inc., 3.500%, 8/15/2026	613,829
180,000	Assurant, Inc., 4.200%, 9/27/2023	191,227
245,000	Berkshire Hathaway Finance Corp., 1.850%, 3/12/2030	237,845
275,000	Progressive Corp. (The), 3.200%, 3/26/2030	297,331

		1,340,232

	Railroads — 0.3%
65,000	Canadian Pacific Railway Co., 2.050%, 3/05/2030	60,426
350,000	Union Pacific Corp., 2.400%, 2/05/2030	339,983
215,000	Union Pacific Corp., 3.646%, 2/15/2024	223,963

		624,372

	REITs – Apartments — 0.1%
210,000	Essex Portfolio LP, 2.650%, 3/15/2032	186,324

	REITs – Health Care — 0.5%
505,000	Healthpeak Properties, Inc., 3.000%, 1/15/2030	481,475
615,000	Omega Healthcare Investors, Inc., 4.500%, 1/15/2025	595,808

		1,077,283

	REITs – Hotels — 0.1%
350,000	Host Hotels & Resorts LP, Series H, 3.375%, 12/15/2029	294,820

	REITs – Office Property — 0.3%
310,000	Alexandria Real Estate Equities, Inc., 4.900%, 12/15/2030	336,394
290,000	Office Properties Income Trust, 4.250%, 5/15/2024	286,151

		622,545

	REITs – Warehouse/Industrials — 0.0%
115,000	Prologis LP, 2.125%, 4/15/2027	109,346

	Restaurants — 1.0%
190,000	McDonald’s Corp., MTN, 2.125%, 3/01/2030	175,524
1,280,000	McDonald’s Corp., MTN, 2.625%, 1/15/2022	1,290,293

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Restaurants — continued
$420,000	McDonald’s Corp., MTN, 3.350%, 4/01/2023	$433,901
110,000	McDonald’s Corp., MTN, 3.600%, 7/01/2030	115,492
365,000	Starbucks Corp., 2.250%, 3/12/2030	343,346

		2,358,556

	Retailers — 1.7%
345,000	AutoNation, Inc., 3.500%, 11/15/2024	335,428
290,000	AutoNation, Inc., 4.500%, 10/01/2025	278,560
385,000	Best Buy Co., Inc., 4.450%, 10/01/2028	390,562
475,000	Home Depot, Inc. (The), 2.500%, 4/15/2027	478,727
270,000	Home Depot, Inc.(The), 2.950%, 6/15/2029	279,871
170,000	Lowe’s Cos., Inc., 4.500%, 4/15/2030	187,344
455,000	NIKE, Inc., 2.850%, 3/27/2030	480,746
850,000	Seven & i Holdings Co. Ltd., 3.350%, 9/17/2021, 144A	862,723
270,000	Target Corp., 2.350%, 2/15/2030	269,734
460,000	TJX Cos., Inc. (The), 3.875%, 4/15/2030	474,916

		4,038,611

	Technology — 2.7%
135,000	Amphenol Corp., 2.050%, 3/01/2025	127,643
470,000	Flex Ltd., 4.875%, 6/15/2029	440,718
450,000	Genpact Luxembourg S.a.r.l., 3.700%, 4/01/2022	458,088
1,145,000	Hewlett Packard Enterprise Co., 3-month LIBOR + 0.680%, 1.464%, 3/12/2021(e)	1,107,882
445,000	Intel Corp., 2.450%, 11/15/2029	455,767
640,000	Intel Corp., 3.900%, 3/25/2030	730,104
530,000	International Business Machines Corp., 2.850%, 5/13/2022	543,534
89,000	Jabil, Inc., 5.625%, 12/15/2020	88,836
175,000	Marvell Technology Group Ltd., 4.200%, 6/22/2023	178,915
140,000	Microchip Technology, Inc., 3.922%, 6/01/2021	136,414
350,000	NVIDIA Corp., 2.850%, 4/01/2030	365,266
460,000	Oracle Corp., 2.950%, 4/01/2030	463,167
565,000	Panasonic Corp., 2.536%, 7/19/2022, 144A	554,806
205,000	Seagate HDD Cayman, 4.875%, 3/01/2024	204,263
325,000	Texas Instruments, Inc., 1.375%, 3/12/2025	322,512
130,000	Texas Instruments, Inc., 2.250%, 9/04/2029	129,870

		6,307,785

	Tobacco — 0.4%
565,000	BAT Capital Corp., 3.215%, 9/06/2026	537,249
460,000	BAT Capital Corp., 4.700%, 4/02/2027	467,436

		1,004,685

	Transportation Services — 1.1%
695,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.125%, 8/01/2023, 144A	717,807
135,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.450%, 1/29/2026, 144A	149,732
320,000	Ryder System, Inc., MTN, 3.750%, 6/09/2023	321,209
275,000	Ryder System, Inc., MTN, 3.875%, 12/01/2023	280,448
430,000	TTX Co., 2.600%, 6/15/2020, 144A	428,724
620,000	United Parcel Service, Inc., 4.450%, 4/01/2030	701,592

		2,599,512

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Treasuries — 10.5%
$1,245,000	U.S. Treasury Note, 1.125%, 2/28/2021	$1,256,672
2,800,000	U.S. Treasury Note, 1.250%, 8/31/2024	2,910,578
2,165,000	U.S. Treasury Note, 1.500%, 9/30/2024	2,274,941
2,495,000	U.S. Treasury Note, 1.500%, 10/31/2024	2,623,941
14,805,000	U.S. Treasury Note, 1.750%, 12/31/2024	15,763,855

		24,829,987

	Wireless — 0.1%
200,000	SK Telecom Co. Ltd., 3.750%, 4/16/2023, 144A	211,078

	Wirelines — 0.5%
320,000	British Telecommunications PLC, 3.250%, 11/08/2029, 144A	311,130
205,000	British Telecommunications PLC, 4.500%, 12/04/2023	213,789
515,000	Verizon Communications, Inc., 3.150%, 3/22/2030	554,734

		1,079,653

	Total Bonds and Notes (Identified Cost $233,837,641)	232,710,763

Short-Term Investments — 1.3%
3,145,864	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2020 at 0.000% to be repurchased at $3,145,864 on 4/01/2020 collateralized by $3,055,000 U.S. Treasury Inflation Indexed Note, 0.625% due 4/15/2023 valued at $3,213,814 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $3,145,864)	3,145,864

	Total Investments — 100.1% (Identified Cost $236,983,505)	235,856,627
	Other assets less liabilities — (0.1)%	(253,377)

	Net Assets — 100.0%	$235,603,250

(†)	See Note 2 of Notes to Financial Statements.
(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(b)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(c)	Fair valued by the Fund’s adviser. At March 31, 2020, the value of these securities amounted to $22,014 or less than 0.1% of net assets. See Note 2 of Notes to Financial Statements.
(d)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2020 is disclosed.
(e)	Variable rate security. Rate as of March 31, 2020 is disclosed.
(f)	The Fund’s investment in mortgage related securities of Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the value of Rule 144A holdings amounted to $65,663,832 or 27.9% of net assets.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

At March 31, 2020, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	6/30/2020	174	$21,157,535	$21,812,531	$654,996

At March 31, 2020, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Note	6/19/2020	20	$3,111,210	$3,120,625	$(9,415)

Industry Summary at March 31, 2020 (Unaudited)

Banking	21.8%
ABS Car Loan	10.5
Treasuries	10.5
Non-Agency Commercial Mortgage-Backed Securities	6.5
Electric	5.2
Automotive	5.0
Collateralized Mortgage Obligations	3.2
Technology	2.7
ABS Other	2.2
Life Insurance	2.2
Mortgage Related	2.0
Other Investments, less than 2% each	27.0
Short-Term Investments	1.3

Total Investments	100.1
Other assets less liabilities (including futures contracts)	(0.1)

Net Assets	100.0%

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 89.1% of Net Assets
	ABS Car Loan — 1.3%
$1,550,000	Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 2.990%, 6/20/2022, 144A	$1,513,796
840,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class A, 3.450%, 3/20/2023, 144A	826,639
1,103,166	CPS Auto Receivables Trust, Series 2019-C, Class A, 2.550%, 9/15/2022, 144A	1,094,981
1,955,000	Credit Acceptance Auto Loan Trust, Series 2019-3A, Class A, 2.380%, 11/15/2028, 144A	1,891,388
809,060	Exeter Automobile Receivables Trust, Series 2019-3A, Class A, 2.590%, 9/15/2022, 144A	804,047
425,408	First Investors Auto Owner Trust, Series 2018-2A, Class A1, 3.230%, 12/15/2022, 144A	423,623
2,090,000	Foursight Capital Automobile Receivables Trust, Series 2018-2, Class A3, 3.640%, 5/15/2023, 144A	2,075,141
1,495,000	NextGear Floorplan Master Owner Trust, Series 2017-1A, Class A2, 2.540%, 4/18/2022, 144A	1,493,985
685,000	NextGear Floorplan Master Owner Trust, Series 2017-2A, Class A2, 2.560%, 10/17/2022, 144A	660,567
765,000	World Omni Auto Receivables Trust, Series 2019-B, Class A3, 2.590%, 7/15/2024	769,154

		11,553,321

	ABS Home Equity — 0.1%
780,674	CoreVest American Finance Trust, Series 2017-1, Class A, 2.968%, 10/15/2049, 144A	768,193
525,425	Towd Point Mortgage Trust, Series 2015-2, Class 1A12, 2.750%, 11/25/2060, 144A(a)	523,047

		1,291,240

	ABS Other — 0.6%
586,685	Diamond Resorts Owner Trust, Series 2018-1, Class A, 3.700%, 1/21/2031, 144A	580,855
825,000	Navistar Financial Dealer Note Master Owner Trust II, Series 2018-1, Class A, 1-month LIBOR + 0.630%, 1.577%, 9/25/2023, 144A(b)	800,231
1,668,097	SoFi Consumer Loan Program Trust, Series 2018-4, Class A, 3.540%, 11/26/2027, 144A	1,651,328
2,000,061	Welk Resorts LLC, Series 2019-AA, Class A, 2.800%, 6/15/2038, 144A	1,943,863

		4,976,277

	ABS Student Loan — 0.5%
4,000,000	Navient Private Education Refi Loan Trust, Series 2019-FA, Class A2, 2.600%, 8/15/2068, 144A	4,041,879
66,735	SoFi Professional Loan Program LLC, Series 2016-D, Class A1, 1-month LIBOR + 0.950%, 1.897%, 1/25/2039, 144A(b)	66,412

		4,108,291

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — 14.3%
$1,057,733	Federal Home Loan Mortgage Corp., Series KJ28, Class A1, 1.766%, 2/25/2025	$1,076,313
7,396,082	Federal National Mortgage Association, Series 2014-M2, Class A2, 3.513%, 12/25/2023(a)	7,958,431
1,086,706	Federal National Mortgage Association, Series 2015-M17, Class FA, 1-month LIBOR + 0.930%, 2.584%, 11/25/2022(b)	1,083,814
569,459	Federal National Mortgage Association, Series 2016-M3, Class ASQ2, 2.263%, 2/25/2023	576,568
6,131,198	Federal National Mortgage Association, Series 2020-M5, Class FA, 1-month LIBOR + 0.460%, 2.041%, 1/25/2027(b)	6,111,321
7,720,000	FHLMC Multifamily Structured Pass Through Certificates, Series KJ26, Class A2, 2.606%, 7/25/2027	8,332,122
13,445,000	FHLMC Multifamily Structured Pass Through Certificates, Series KJ20, Class A2, 3.799%, 12/25/2025	15,227,293
4,139,196	FHLMC Multifamily Structured Pass Through Certificates, Series K014, Class A2, 3.871%, 4/25/2021	4,229,441
3,810,720	FHLMC Multifamily Structured Pass Through Certificates, Series K015, Class A2, 3.230%, 7/25/2021	3,903,697
6,020,705	FHLMC Multifamily Structured Pass Through Certificates, Series K017, Class A2, 2.873%, 12/25/2021	6,181,814
7,900,000	FHLMC Multifamily Structured Pass Through Certificates, Series K034, Class A2, 3.531%, 7/25/2023(a)	8,467,131
7,835,000	FHLMC Multifamily Structured Pass Through Certificates, Series K035, Class A2, 3.458%, 8/25/2023(a)	8,382,435
7,500,000	FHLMC Multifamily Structured Pass Through Certificates, Series K038, Class A2, 3.389%, 3/25/2024	8,085,882
2,580,000	FHLMC Multifamily Structured Pass Through Certificates, Series K064, Class A2, 3.224%, 3/25/2027	2,860,584
2,187,171	FHLMC Multifamily Structured Pass Through Certificates, Series K725, Class A1, 2.666%, 5/25/2023	2,258,501
8,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series KC06, Class A2, 2.541%, 8/25/2026	8,606,624
220,031	FHLMC Multifamily Structured Pass Through Certificates, Series KF06, Class A, 1-month LIBOR + 0.330%, 1.845%, 11/25/2021(b)	215,783
1,389,416	FHLMC Multifamily Structured Pass Through Certificates, Series KF14, Class A, 1-month LIBOR + 0.650%, 2.165%, 1/25/2023(b)	1,369,142
4,131,702	FHLMC Multifamily Structured Pass Through Certificates, Series KF53, Class A, 1-month LIBOR + 0.390%, 1.905%, 10/25/2025(b)	4,097,125
4,830,747	FHLMC Multifamily Structured Pass Through Certificates, Series KF72, Class A, 1-month LIBOR + 0.500%, 2.015%, 11/25/2026(b)	4,782,900
130,159	FHLMC Multifamily Structured Pass Through Certificates, Series KI01, Class A, 1-month LIBOR + 0.160%, 1.675%, 9/25/2022(b)	127,691
1,238,583	FHLMC Multifamily Structured Pass Through Certificates, Series KI02, Class A, 1-month LIBOR + 0.200%, 1.715%, 2/25/2023(b)	1,215,786
10,261,000	FHLMC Multifamily Structured Pass Through Certificates, Series KJ21, Class A2, 3.700%, 9/25/2026	11,653,626
3,770,818	FHLMC Multifamily Structured Pass Through Certificates, Series Q008, Class A, 1-month LIBOR + 0.390%, 1.905%, 10/25/2045(b)	3,740,398

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$5,200,000	FNMA, 3.580%, 1/01/2026	$5,816,288
126,724	Government National Mortgage Association, Series 2003-72, Class Z, 5.290%, 11/16/2045(a)	136,907
23,381	Government National Mortgage Association, Series 2003-88, Class Z, 5.434%, 3/16/2046(a)	24,623

		126,522,240

	Collateralized Mortgage Obligations — 11.0%
27,011	Federal Home Loan Mortgage Corp., REMIC, Series 1500, Class FD, 7-year CMT – 0.200%, 1.460%, 5/15/2023(b)(c)(d)	26,364
20,489	Federal Home Loan Mortgage Corp., REMIC, Series 1552, Class I, 10-year CMT – 0.650%, 0.870%, 8/15/2023(b)(c)(d)	20,040
107,901	Federal Home Loan Mortgage Corp., REMIC, Series 2131, Class ZB, 6.000%, 3/15/2029(c)(d)	118,633
883,905	Federal Home Loan Mortgage Corp., REMIC, Series 2978, Class JG, 5.500%, 5/15/2035	994,441
1,337,968	Federal Home Loan Mortgage Corp., REMIC, Series 3036, Class NE, 5.000%, 9/15/2035	1,533,530
719,079	Federal Home Loan Mortgage Corp., REMIC, Series 3412, Class AY, 5.500%, 2/15/2038	814,352
1,034,237	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, IO, 2.829%, 6/15/2048(a)(e)	1,075,473
1,160,375	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, IO, 3.947%, 12/15/2036(a)(e)	1,254,210
696,176	Federal Home Loan Mortgage Corp., REMIC, Series 4212, Class FW, 1-month LIBOR + 2.100%, 2.805%, 6/15/2043(b)	720,334
983,057	Federal National Mortgage Association, REMIC, Series 2003-48, Class GH, 5.500%, 6/25/2033	1,144,167
13,492	Federal National Mortgage Association, REMIC, Series 1992-162, Class FB, 7-year CMT – 0.050%, 0.850%, 9/25/2022(b)(c)(d)	13,315
21,746	Federal National Mortgage Association, REMIC, Series 1994-42, Class FD, 10-year CMT – 0.500%, 1.020%, 4/25/2024(b)(c)(d)	21,226
7,839	Federal National Mortgage Association, REMIC, Series 2002-W10, Class A7, 4.536%, 8/25/2042(a)(c)(d)	8,384
329,236	Federal National Mortgage Association, REMIC, Series 2005-100, Class BQ, 5.500%, 11/25/2025(c)(d)	344,859
382,744	Federal National Mortgage Association, REMIC, Series 2007-73, Class A1, 1-month LIBOR + 0.060%, 1.687%, 7/25/2037(b)	376,113
1,037,376	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 3.504%, 8/25/2038(a)	1,112,334
5,412,360	Federal National Mortgage Association, REMIC, Series 2013-67, Class NF, 1-month LIBOR + 1.000%, 1.947%, 7/25/2043(b)	5,097,422
419	Federal National Mortgage Association, REMIC, Series G93-19, Class FD, 10-year CMT – 0.650%, 0.340%, 4/25/2023(b)(c)(d)	415
7,435	FHLMC Structured Pass Through Securities, Series T-60, Class 2A1, 4.107%, 3/25/2044(a)(c)(d)	8,719
470,215	FHLMC Structured Pass Through Securities, Series T-62, Class 1A1, 12-month MTA + 1.200%, 3.166%, 10/25/2044(b)	462,614

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$4,523,171	Government National Mortgage Association, Series 2019-H13, Class FT, 1-year CMT + 0.450%, 1.950%, 8/20/2069(b)	$4,488,941
988,944	Government National Mortgage Association, Series 2010-H20, Class AF, 1-month LIBOR + 0.330%, 1.992%, 10/20/2060(b)	972,960
957,240	Government National Mortgage Association, Series 2010-H24, Class FA, 1-month LIBOR + 0.350%, 2.012%, 10/20/2060(b)	941,184
719,703	Government National Mortgage Association, Series 2011-H06, Class FA, 1-month LIBOR + 0.450%, 2.112%, 2/20/2061(b)	710,146
108,451	Government National Mortgage Association, Series 2011-H23, Class HA, 3.000%, 12/20/2061(c)(d)	111,430
43,360	Government National Mortgage Association, Series 2012-124, Class HT, 6.500%, 7/20/2032(a)(c)(d)	42,481
9,562	Government National Mortgage Association, Series 2012-H15, Class FA, 1-month LIBOR + 0.450%, 2.112%, 5/20/2062(b)(c)(d)	9,433
752,736	Government National Mortgage Association, Series 2012-H18, Class NA, 1-month LIBOR + 0.520%, 2.182%, 8/20/2062(b)	745,092
221,055	Government National Mortgage Association, Series 2012-H29, Class HF, 1-month LIBOR + 0.500%, 2.162%, 10/20/2062(b)(c)(d)	218,706
67,904	Government National Mortgage Association, Series 2013-H02, Class GF, 1-month LIBOR + 0.500%, 2.162%, 12/20/2062(b)(c)(d)	66,623
3,055,113	Government National Mortgage Association, Series 2013-H08, Class FA, 1-month LIBOR + 0.350%, 2.012%, 3/20/2063(b)	3,017,713
2,010,756	Government National Mortgage Association, Series 2013-H10, Class FA, 1-month LIBOR + 0.400%, 2.062%, 3/20/2063(b)	1,985,046
7,709,865	Government National Mortgage Association, Series 2013-H22, Class FT, 1-year CMT + 0.650%, 2.150%, 4/20/2063(b)	7,684,602
4,924,782	Government National Mortgage Association, Series 2014-H14, Class FA, 1-month LIBOR + 0.500%, 2.234%, 7/20/2064(b)	4,845,809
3,578,196	Government National Mortgage Association, Series 2014-H15, Class FA, 1-month LIBOR + 0.500%, 2.162%, 7/20/2064(b)	3,512,425
2,979,790	Government National Mortgage Association, Series 2015-H04, Class FL, 1-month LIBOR + 0.470%, 2.132%, 2/20/2065(b)	2,930,751
46,171	Government National Mortgage Association, Series 2015-H05, Class FA, 1-month LIBOR + 0.300%, 1.962%, 4/20/2061(b)(c)(d)	45,580
315,552	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065(c)(d)	313,712
4,951,577	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	5,034,695
24,633	Government National Mortgage Association, Series 2015-H11, Class FA, 1-month LIBOR + 0.250%, 1.912%, 4/20/2065(b)(c)(d)	24,306
4,000,954	Government National Mortgage Association, Series 2015-H12, Class FL, 1-month LIBOR + 0.230%, 1.892%, 5/20/2065(b)	3,932,780
482,238	Government National Mortgage Association, Series 2015-H19, Class FH, 1-month LIBOR + 0.300%, 1.962%, 7/20/2065(b)	479,413
46,572	Government National Mortgage Association, Series 2015-H29, Class FA, 1-month LIBOR + 0.700%, 2.362%, 10/20/2065(b)(c)(d)	46,218
9,617	Government National Mortgage Association, Series 2015-H30, Class FA, 1-month LIBOR + 0.680%, 2.342%, 8/20/2061(b)(c)(d)	9,446

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$5,405,818	Government National Mortgage Association, Series 2016-H06, Class FC, 1-month LIBOR + 0.920%, 2.582%, 2/20/2066(b)	$5,375,186
1,149,856	Government National Mortgage Association, Series 2016-H10, Class FJ, 1-month LIBOR + 0.600%, 2.262%, 4/20/2066(b)	1,151,222
1,118,851	Government National Mortgage Association, Series 2016-H19, Class FJ, 1-month LIBOR + 0.400%, 2.062%, 9/20/2063(b)	1,117,051
1,186,377	Government National Mortgage Association, Series 2017-H24, Class FJ, 1-month LIBOR + 0.250%, 1.912%, 10/20/2067(b)	1,184,319
7,666,561	Government National Mortgage Association, Series 2018-H11, Class FJ, 12-month LIBOR + 0.080%, 2.590%, 6/20/2068(b)	7,431,866
13,841,855	Government National Mortgage Association, Series 2019-H04, Class NA, 3.500%, 9/20/2068	15,038,565
7,320,781	Government National Mortgage Association, Series 2020-HO1, Class FT, 1-year CMT + 0.500%, 2.036%, 1/20/2070(b)	7,642,368
185,124	NCUA Guaranteed Notes, Series 2010-A1, Class A, 1-month LIBOR + 0.350%, 1.075%, 12/07/2020(b)	184,458
240,030	NCUA Guaranteed Notes, Series 2010-R1, Class 1A, 1-month LIBOR + 0.450%, 1.466%, 10/07/2020(b)	239,880
784,244	NCUA Guaranteed Notes, Series 2010-R3, Class 1A, 1-month LIBOR + 0.560%, 1.576%, 12/08/2020(b)	782,562
52,082	NCUA Guaranteed Notes, Series 2010-R3, Class 2A, 1-month LIBOR + 0.560%, 1.576%, 12/08/2020(b)	52,082

		97,515,996

	Hybrid ARMs — 5.2%
5,882,716	FHLMC, 12-month LIBOR + 1.841%, 2.624%, 1/01/2046(b)	5,963,516
213,107	FHLMC, 1-year CMT + 2.250%, 3.759%, 2/01/2035(b)	216,009
395,393	FHLMC, 6-month LIBOR + 1.704%, 3.800%, 6/01/2037(b)	398,523
828,147	FHLMC, 12-month LIBOR + 1.739%, 3.803%, 4/01/2037(b)	842,646
342,085	FHLMC, 1-year CMT + 1.869%, 3.864%, 9/01/2038(b)	345,324
62,814	FHLMC, 12-month LIBOR + 1.733%, 3.977%, 12/01/2037(b)	63,172
214,070	FHLMC, 12-month LIBOR + 1.724%, 3.989%, 4/01/2037(b)	215,812
1,041,456	FHLMC, 12-month LIBOR + 1.758%, 4.007%, 9/01/2035(b)	1,051,385
851,354	FHLMC, 1-year CMT + 2.286%, 4.050%, 2/01/2036(b)	863,031
1,342,088	FHLMC, 1-year CMT + 2.271%, 4.106%, 2/01/2036(b)	1,360,506
144,490	FHLMC, 1-year CMT + 2.210%, 4.122%, 9/01/2038(b)	146,359
206,916	FHLMC, 12-month LIBOR + 2.180%, 4.180%, 3/01/2037(b)	209,315
546,858	FHLMC, 1-year CMT + 2.245%, 4.188%, 3/01/2036(b)	552,718
168,877	FHLMC, 12-month LIBOR + 1.636%, 4.303%, 11/01/2038(b)	170,413
2,266,468	FHLMC, 1-year CMT + 2.249%, 4.328%, 3/01/2037(b)	2,285,980
477,570	FHLMC, 1-year CMT + 2.165%, 4.334%, 4/01/2036(b)	482,162
498,535	FHLMC, 1-year CMT + 2.248%, 4.389%, 9/01/2038(b)	501,943
239,298	FHLMC, 12-month LIBOR + 1.935%, 4.451%, 12/01/2034(b)	241,944
207,458	FHLMC, 12-month LIBOR + 1.845%, 4.458%, 11/01/2038(b)	211,806
244,576	FHLMC, 12-month LIBOR + 1.787%, 4.468%, 3/01/2038(b)	247,624
710,864	FHLMC, 1-year CMT + 2.220%, 4.595%, 7/01/2033(b)	718,265
1,694,324	FHLMC, 12-month LIBOR + 1.896%, 4.771%, 9/01/2041(b)	1,727,460
73,781	FNMA, 6-month LIBOR + 1.544%, 3.419%, 2/01/2037(b)	74,922

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Hybrid ARMs — continued
$616,173	FNMA, 6-month LIBOR + 1.541%, 3.497%, 7/01/2035(b)	$624,559
299,712	FNMA, 12-month LIBOR + 1.656%, 3.715%, 10/01/2033(b)	301,827
1,470,291	FNMA, 12-month LIBOR + 1.800%, 3.731%, 10/01/2041(b)	1,499,121
473,849	FNMA, 12-month LIBOR + 1.765%, 3.765%, 2/01/2037(b)	478,526
47,292	FNMA, 12-month LIBOR + 1.754%, 3.795%, 1/01/2037(b)	48,250
359,361	FNMA, 12-month LIBOR + 1.800%, 3.800%, 12/01/2041(b)	363,237
475,879	FNMA, 1-year CMT + 2.185%, 3.810%, 1/01/2036(b)	479,676
1,014,268	FNMA, 12-month LIBOR + 1.820%, 3.820%, 2/01/2047(b)	1,028,837
1,088,651	FNMA, 12-month LIBOR + 1.622%, 3.959%, 9/01/2037(b)	1,089,689
155,024	FNMA, 12-month LIBOR + 1.730%, 4.023%, 11/01/2035(b)	156,599
201,289	FNMA, 1-year CMT + 2.185%, 4.041%, 12/01/2034(b)	202,851
342,337	FNMA, 1-year CMT + 2.136%, 4.065%, 9/01/2034(b)	346,274
950,814	FNMA, 12-month LIBOR + 1.592%, 4.077%, 7/01/2035(b)	955,746
2,156,555	FNMA, 1-year CMT + 2.218%, 4.091%, 4/01/2034(b)	2,186,185
1,397,449	FNMA, 12-month LIBOR + 1.560%, 4.121%, 4/01/2037(b)	1,405,178
268,467	FNMA, 12-month LIBOR + 1.684%, 4.165%, 11/01/2036(b)	270,714
350,579	FNMA, 1-year CMT + 2.503%, 4.171%, 5/01/2035(b)	357,951
176,534	FNMA, 12-month LIBOR + 1.562%, 4.202%, 8/01/2035(b)	178,384
763,558	FNMA, 6-month LIBOR + 2.265%, 4.268%, 7/01/2037(b)	789,497
270,378	FNMA, 1-year CMT + 2.287%, 4.274%, 10/01/2033(b)	273,305
1,334,946	FNMA, 1-year CMT + 2.173%, 4.276%, 11/01/2033(b)	1,347,397
366,158	FNMA, 1-year CMT + 2.223%, 4.307%, 8/01/2035(b)	371,008
653,839	FNMA, 12-month LIBOR + 1.712%, 4.337%, 8/01/2034(b)	667,174
2,951,254	FNMA, 1-year CMT + 2.190%, 4.343%, 10/01/2034(b)	2,979,174
363,040	FNMA, 12-month LIBOR + 1.657%, 4.347%, 8/01/2038(b)	365,903
478,911	FNMA, 12-month LIBOR + 1.619%, 4.369%, 7/01/2038(b)	489,285
262,056	FNMA, 1-year CMT + 2.145%, 4.372%, 9/01/2036(b)	262,350
397,291	FNMA, 1-year CMT + 2.214%, 4.409%, 4/01/2034(b)	405,607
1,514,012	FNMA, 1-year CMT + 2.174%, 4.411%, 12/01/2040(b)	1,526,020
125,759	FNMA, 12-month LIBOR + 1.801%, 4.433%, 7/01/2041(b)	127,609
1,155,960	FNMA, 12-month LIBOR + 1.725%, 4.442%, 9/01/2037(b)	1,166,496
434,776	FNMA, 12-month LIBOR + 1.617%, 4.465%, 4/01/2037(b)	441,587
204,448	FNMA, 1-year CMT + 2.500%, 4.539%, 8/01/2036(b)	207,574
541,422	FNMA, 1-year CMT + 2.164%, 4.614%, 6/01/2036(b)	544,432
1,027,771	FNMA, 1-year CMT + 2.273%, 4.648%, 6/01/2037(b)	1,036,130
1,159,769	FNMA, 12-month LIBOR + 1.806%, 4.666%, 3/01/2037(b)	1,174,075
538,826	FNMA, 1-year CMT +2.287%, 4.678%, 6/01/2033(b)	544,495
198,553	FNMA, 1-year CMT + 2.192%, 4.725%, 4/01/2033(b)	200,239
64,245	FNMA, 1-year CMT + 2.440%, 4.815%, 8/01/2033(b)	64,807
176,313	FNMA, 12-month LIBOR + 1.800%, 4.889%, 3/01/2034(b)	178,715
418,338	FNMA, 12-month LIBOR + 2.473%, 5.348%, 6/01/2035(b)	423,345

		46,450,663

	Mortgage Related — 3.4%
47,139	FHLMC,3.000%, 10/01/2026	49,413
366,404	FHLMC,4.000%, with various maturities from 2024 to 2042(f)	393,217
168,133	FHLMC,4.500%, with various maturities from 2025 to 2034(f)	178,786
53,524	FHLMC,5.500%, 10/01/2023	55,892

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Mortgage Related — continued
$6,906	FHLMC,COFI + 1.250%, 5.765%, 6/01/2020(b)	$6,892
22,954	FHLMC,COFI + 1.250%, 5.878%, 8/01/2020(b)	22,924
28,259	FHLMC,COFI + 1.250%, 5.917%, 10/01/2020(b)	28,367
35,411	FHLMC,COFI + 1.250%, 5.955%, 11/01/2020(b)	35,439
205,731	FHLMC,6.500%, 12/01/2034	240,604
135	FHLMC,7.500%, 6/01/2026	148
118,952	FNMA,3.000%, 3/01/2042	125,959
1,136,297	FNMA,5.000%, with various maturities from 2037 to 2038(f)	1,258,050
487,071	FNMA,5.500%, with various maturities from 2023 to 2033(f)	526,741
362,674	FNMA,6.000%, with various maturities from 2021 to 2022(f)	378,209
163,421	FNMA,6.500%, with various maturities from 2032 to 2037(f)	182,973
64,130	FNMA,7.500%, with various maturities from 2030 to 2032(f)	71,798
2,491,391	GNMA,1-month LIBOR + 1.741%, 3.504%, 2/20/2061(b)	2,574,972
2,051,162	GNMA,1-month LIBOR + 1.890%, 3.689%, 2/20/2063(b)	2,120,133
2,472,810	GNMA,1-month LIBOR + 2.158%, 3.956%, 3/20/2063(b)	2,556,147
761,689	GNMA,1-month LIBOR + 2.242%, 4.043%, 6/20/2065(b)	808,758
25,325	GNMA,4.060%, 8/20/2061(a)	26,111
810,572	GNMA,1-month LIBOR + 2.271%, 4.066%, 5/20/2065(b)	858,620
1,291,405	GNMA,1-month LIBOR + 2.361%, 4.161%, 2/20/2063(b)	1,340,897
746,106	GNMA,4.267%, 12/20/2062(a)	748,728
73,544	GNMA,4.284%, 6/20/2062(a)	74,221
33,594	GNMA,4.289%, 12/20/2061(a)	35,327
2,016,701	GNMA,4.301%, with various maturities in 2063(a)(f)	2,032,361
711,844	GNMA,4.309%, 3/20/2063(a)	713,571
921,356	GNMA,4.323%, 11/20/2062(a)	923,348
3,181,969	GNMA, 4.475%, 10/20/2065(a)	3,400,415
22,400	GNMA, 4.486%, 8/20/2062(a)	22,777
243,076	GNMA, 4.524%, 4/20/2063(a)	246,659
1,770,458	GNMA, 4.600%, 2/20/2066(a)	1,866,922
484,051	GNMA, 4.602%, 7/20/2063(a)	506,067
1,983,829	GNMA, 4.624%, 3/20/2064(a)	2,082,814
24,538	GNMA, 4.630%, with various maturities from 2061 to 2062(a)(f)	24,570
29,365	GNMA, 4.639%, 4/20/2061(a)	29,718
347,176	GNMA, 4.645%, 1/20/2064(a)	365,883
1,709,026	GNMA, 4.671%, 11/20/2063(a)	1,847,966
1,281,224	GNMA, 4.685%, 5/20/2064(a)	1,343,614
17,821	GNMA, 4.697%, 3/20/2061(a)	17,919
25,542	GNMA, 4.700%, with various maturities in 2061(a)(f)	27,159
23,693	GNMA, 4.714%, 8/20/2061(a)	24,135
26,037	GNMA, 4.897%, 2/20/2062(a)	26,821
7,709	GNMA, 5.070%, 3/20/2062(a)	7,732
9,848	GNMA, 6.000%, 12/15/2031	11,176
41,765	GNMA, 6.500%, 5/15/2031	49,772
46,236	GNMA, 7.000%, 10/15/2028	52,065

		30,322,790

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — 2.4%
$1,595,000	BANK, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	$1,613,114
1,310,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A	1,283,155
1,488,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5, 3.961%, 3/10/2047	1,550,556
4,282,000	Commercial Mortgage Pass Through Certificates, Series 2016-DC2, Class ASB, 3.550%, 2/10/2049	4,448,632
1,397,747	DBUBS Mortgage Trust, Series 2011-LC2A, Class A4, 4.537%, 7/10/2044, 144A	1,417,510
4,159,430	GS Mortgage Securities Trust, Series 2010-C2, Class A2, 5.162%, 12/10/2043, 144A(a)	4,207,639
2,600,000	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034, 144A	2,582,993
1,040,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A4, 3.134%, 12/15/2048	1,048,908
3,279,464	Starwood Retail Property Trust, Series 2014-STAR, Class A, 1-month LIBOR + 1.470%, 2.175%, 11/15/2027, 144A(b)	3,060,954

		21,213,461

	Treasuries — 50.3%
2,230,000	U.S. Treasury Note, 0.375%, 3/31/2022	2,236,446
12,460,000	U.S. Treasury Note, 0.500%, 3/31/2025	12,536,415
8,395,000	U.S. Treasury Note, 1.125%, 6/30/2021	8,501,905
24,445,000	U.S. Treasury Note, 1.125%, 7/31/2021	24,756,292
13,540,000	U.S. Treasury Note, 1.125%, 8/31/2021	13,719,828
65,545,000	U.S. Treasury Note, 1.125%, 2/28/2022	66,633,149
20,945,000	U.S. Treasury Note, 1.250%, 7/31/2023	21,595,441
9,635,000	U.S. Treasury Note, 1.375%, 1/31/2021	9,740,383
23,445,000	U.S. Treasury Note, 1.375%, 1/31/2022	23,943,206
5,000,000	U.S. Treasury Note, 1.375%, 9/30/2023	5,185,547
15,355,000	U.S. Treasury Note, 1.500%, 10/31/2021	15,667,498
13,605,000	U.S. Treasury Note, 1.625%, 8/31/2022	14,051,414
24,755,000	U.S. Treasury Note, 1.750%, 11/30/2021	25,392,248
8,460,000	U.S. Treasury Note, 1.750%, 6/30/2022	8,750,813
12,480,000	U.S. Treasury Note, 1.750%, 7/15/2022	12,907,537
12,605,000	U.S. Treasury Note, 1.750%, 9/30/2022	13,074,241
16,165,000	U.S. Treasury Note, 1.875%, 4/30/2022	16,718,146
9,900,000	U.S. Treasury Note, 2.000%, 2/28/2021	10,074,023
9,090,000	U.S. Treasury Note, 2.000%, 12/31/2021	9,372,642
4,585,000	U.S. Treasury Note, 2.000%, 2/15/2025	4,940,517
13,945,000	U.S. Treasury Note, 2.125%, 9/30/2021	14,348,098
6,000,000	U.S. Treasury Note, 2.125%, 5/15/2022	6,240,703
6,550,000	U.S. Treasury Note, 2.250%, 2/15/2021	6,674,348
6,915,000	U.S. Treasury Note, 2.250%, 1/31/2024	7,422,010
3,340,000	U.S. Treasury Note, 2.250%, 10/31/2024	3,624,944
7,835,000	U.S. Treasury Note, 2.875%, 11/15/2021	8,174,415
67,520,000	U.S. Treasury Note, 2.875%, 10/31/2023	73,633,725
6,030,000	U.S. Treasury Note, 2.875%, 11/30/2023	6,592,721

		446,508,655

	Total Bonds and Notes (Identified Cost $772,696,299)	790,462,934

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 10.3%
$29,440,724	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2020 at 0.000% to be repurchased at $29,440,724 on 4/01/2020 collateralized by $29,835,000 U.S. Treasury Note, 0.500% due 3/15/2023 valued at $30,029,763 including accrued interest (Note 2 of Notes to Financial Statements)	$29,440,724
62,265,000	U.S. Treasury Bills, 0.020%, 5/05/2020(g)	62,261,251

	Total Short-Term Investments (Identified Cost $91,704,548)	91,701,975

	Total Investments — 99.4% (Identified Cost $864,400,847)	882,164,909
	Other assets less liabilities — 0.6%	5,446,400

	Net Assets — 100.0%	$887,611,309

(†)	See Note 2 of Notes to Financial Statements.
(a)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2020 is disclosed.
(b)	Variable rate security. Rate as of March 31, 2020 is disclosed.
(c)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(d)	Fair valued by the Fund’s adviser. At March 31, 2020, the value of these securities amounted to $1,449,890 or 0.2% of net assets. See Note 2 of Notes to Financial Statements.
(e)	Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(f)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(g)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the value of Rule 144A holdings amounted to $33,712,226 or 3.8% of net assets.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
CMT	Constant Maturity Treasury
COFI	Cost Of Funds Index
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average Interest
REMIC	Real Estate Mortgage Investment Conduit

Industry Summary at March 31, 2020 (Unaudited)

Treasuries	50.3%
Agency Commercial Mortgage-Backed Securities	14.3
Collateralized Mortgage Obligations	11.0
Hybrid ARMs	5.2
Mortgage Related	3.4
Non-Agency Commercial Mortgage-Backed Securities	2.4
Other Investments, less than 2% each	2.5
Short-Term Investments	10.3

Total Investments	99.4
Other assets less liabilities	0.6

Net Assets	100.0%

See accompanying notes to financial statements.

35  |

Statements of Assets and Liabilities

March 31, 2020 (Unaudited)

	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
ASSETS
Investments at cost	$236,983,505	$864,400,847
Net unrealized appreciation (depreciation)	(1,126,878)	17,764,062

Investments at value	235,856,627	882,164,909
Cash	—	68
Due from brokers (Note 2)	165,000	—
Receivable for Fund shares sold	200,416	6,459,878
Receivable for securities sold	1,876,990	63,613,385
Interest receivable	1,129,564	3,348,264
Prepaid expenses (Note 8)	2	3

TOTAL ASSETS	239,228,599	955,586,507

LIABILITIES
Payable for securities purchased	3,310,127	62,263,824
Payable for Fund shares redeemed	82,956	4,633,428
Payable for variation margin on futures contracts (Note 2)	1,639	—
Distributions payable	—	255,829
Management fees payable (Note 6)	45,706	280,226
Deferred Trustees’ fees (Note 6)	119,284	354,749
Administrative fees payable (Note 6)	9,403	29,851
Payable to distributor (Note 6d)	1,987	13,063
Other accounts payable and accrued expenses	54,247	144,228

TOTAL LIABILITIES	3,625,349	67,975,198

NET ASSETS	$235,603,250	$887,611,309

NET ASSETS CONSIST OF:
Paid-in capital	$233,468,464	$905,111,894
Accumulated earnings (loss)	2,134,786	(17,500,585)

NET ASSETS	$235,603,250	$887,611,309

See accompanying notes to financial statements.

|  36

Statements of Assets and Liabilities (continued)

March 31, 2020 (Unaudited)

	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$20,259,386	$311,730,266

Shares of beneficial interest	1,941,632	27,102,390

Net asset value and redemption price per share	$10.43	$11.50

Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$10.89	$11.76

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$563,844	$24,148,192

Shares of beneficial interest	53,906	2,097,874

Net asset value and offering price per share	$10.46	$11.51

Class N shares:
Net assets	$3,565,309	$9,453,117

Shares of beneficial interest	342,084	819,498

Net asset value, offering and redemption price per share	$10.42	$11.54

Class Y shares:
Net assets	$211,214,711	$542,279,734

Shares of beneficial interest	20,249,941	46,992,193

Net asset value, offering and redemption price per share	$10.43	$11.54

See accompanying notes to financial statements.

37  |

Statements of Operations

For the Six Months Ended March 31, 2020 (Unaudited)

	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
INVESTMENT INCOME
Interest	$3,228,645	$7,701,780

Expenses
Management fees (Note 6)	306,993	1,449,751
Service and distribution fees (Note 6)	29,291	487,438
Administrative fees (Note 6)	53,906	173,128
Trustees’ fees and expenses (Note 6)	15,298	28,874
Transfer agent fees and expenses (Notes 6 and 7)	92,147	342,713
Audit and tax services fees	26,102	28,178
Custodian fees and expenses	10,527	18,523
Legal fees (Note 8)	2,277	6,493
Registration fees	53,418	78,371
Shareholder reporting expenses	12,154	36,231
Miscellaneous expenses (Note 8)	17,916	25,294

Total expenses	620,029	2,674,994
Less waiver and/or expense reimbursement (Note 6)	(100,456)	(10,782)

Net expenses	519,573	2,664,212

Net investment income	2,709,072	5,037,568

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS
Net realized gain on:
Investments	2,866,812	3,777,669
Futures contracts	172,793	—
Net change in unrealized appreciation (depreciation) on:
Investments	(4,762,609)	9,838,452
Futures contracts	759,925	—

Net realized and unrealized gain (loss) on investments and futures contracts	(963,079)	13,616,121

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,745,993	$18,653,689

See accompanying notes to financial statements.

|  38

Statements of Changes in Net Assets

	Intermediate Duration Bond Fund		Limited Term Government and Agency Fund
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
FROM OPERATIONS:
Net investment income	$2,709,072	$5,737,366	$5,037,568	$10,657,761
Net realized gain (loss) on investments and futures contracts	3,039,605	5,241,457	3,777,669	(805,903)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(4,002,684)	6,546,482	9,838,452	23,250,762

Net increase in net assets resulting from operations	1,745,993	17,525,305	18,653,689	33,102,620

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(331,400)	(489,457)	(2,746,888)	(6,888,790)
Class C	(5,741)	(4,669)	(109,859)	(335,648)
Class N	(61,348)	(14,658)	(80,202)	(117,078)
Class Y	(3,618,225)	(5,477,745)	(4,639,816)	(9,249,815)

Total distributions	(4,016,714)	(5,986,529)	(7,576,765)	(16,591,331)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(3,306,250)	62,370,471	83,686,424	54,497,302

Net increase (decrease) in net assets	(5,576,971)	73,909,247	94,763,348	71,008,591
NET ASSETS
Beginning of the period	241,180,221	167,270,974	792,847,961	721,839,370

End of the period	$235,603,250	$241,180,221	$887,611,309	$792,847,961

See accompanying notes to financial statements.

39  |

Financial Highlights

For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class A*
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of the period	$10.51		$9.97	$10.29	$10.52	$10.39	$10.39

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10		0.25	0.22	0.17	0.20	0.20
Net realized and unrealized gain (loss)	(0.02)		0.55	(0.31)	(0.12)	0.17	0.03

Total from Investment Operations	0.08		0.80	(0.09)	0.05	0.37	0.23

LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)		(0.26)	(0.23)	(0.20)	(0.21)	(0.22)
Net realized capital gains	(0.05)		—	—	(0.08)	(0.03)	(0.01)

Total Distributions	(0.16)		(0.26)	(0.23)	(0.28)	(0.24)	(0.23)

Net asset value, end of the period	$10.43		$10.51	$9.97	$10.29	$10.52	$10.39

Total return(b)(c)	0.78	%(d)	8.11%	(0.85)%	0.44%	3.64%	2.17%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$20,259		$21,415	$19,149	$21,828	$19,327	$18,425
Net expenses(e)	0.65	%(f)	0.65%	0.65%	0.65%	0.65%	0.65%
Gross expenses	0.73	%(f)	0.72%	0.70%	0.72%	0.72%	0.71%
Net investment income	1.98	%(f)	2.42%	2.17%	1.69%	1.89%	1.93%
Portfolio turnover rate	55%		135%	152%	216%	151%	151%

*	Effective August 31, 2016, Retail Class shares were redesignated as Class A shares.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  40

Financial Highlights (continued)

For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class C
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Period Ended September 30, 2016*
Net asset value, beginning of the period	$10.54		$10.00	$10.30	$10.53	$10.53

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06		0.17	0.13	0.10	0.01
Net realized and unrealized gain (loss)	(0.02)		0.55	(0.31)	(0.13)	0.00	(b)

Total from Investment Operations	0.04		0.72	(0.18)	(0.03)	0.01

LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)		(0.18)	(0.12)	(0.12)	(0.01)
Net realized capital gains	(0.05)		—	—	(0.08)	—

Total Distributions	(0.12)		(0.18)	(0.12)	(0.20)	(0.01)

Net asset value, end of the period	$10.46		$10.54	$10.00	$10.30	$10.53

Total return(c)(d)	0.42	%(e)	7.28%	(1.71)%	(0.29)%	0.08	%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$564		$467	$2	$3,225	$3,088
Net expenses(f)	1.40	%(g)	1.40%	1.40%	1.40%	1.40	%(g)
Gross expenses	1.48	%(g)	1.48%	1.45%	1.48%	1.56	%(g)
Net investment income	1.23	%(g)	1.64%	1.31%	0.95%	0.86	%(g)
Portfolio turnover rate	55%		135%	152%	216%	151%

*	From commencement of Class operations on August 31, 2016 through September 30, 2016.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

41  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class N
	Six Months Ended March 31, 2020 (Unaudited)	Period Ended September 30, 2019*
Net asset value, beginning of the period	$10.50	$10.07

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12	0.17
Net realized and unrealized gain (loss)	(0.03)	0.45

Total from Investment Operations	0.09	0.62

LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)	(0.19)
Net realized capital gains	(0.05)	—

Total Distributions	(0.17)	(0.19)

Net asset value, end of the period	$10.42	$10.50

Total return(b)(c)	0.94%	6.19%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$3,565	$3,546
Net expenses(d)(e)	0.35%	0.35%
Gross expenses(e)	0.46%	0.42%
Net investment income(e)	2.28%	2.54%
Portfolio turnover rate	55%	135	%(f)

*	From commencement of Class operations on February 1, 2019 through September 30, 2019.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Represents the Fund’s portfolio turnover rate for year ended September 30, 2019.

See accompanying notes to financial statements.

|  42

Financial Highlights (continued)

For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class Y*
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of the period	$10.51		$9.97	$10.29	$10.52	$10.39	$10.39

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12		0.27	0.25	0.20	0.22	0.22
Net realized and unrealized gain (loss)	(0.03)		0.55	(0.31)	(0.13)	0.18	0.04

Total from Investment Operations	0.09		0.82	(0.06)	0.07	0.40	0.26

LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)		(0.28)	(0.26)	(0.22)	(0.24)	(0.25)
Net realized capital gains	(0.05)		—	—	(0.08)	(0.03)	(0.01)

Total Distributions	(0.17)		(0.28)	(0.26)	(0.30)	(0.27)	(0.26)

Net asset value, end of the period	$10.43		$10.51	$9.97	$10.29	$10.52	$10.39

Total return(b)	0.91	%(c)	8.38%	(0.60)%	0.69%	3.90%	2.42%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$211,215		$215,752	$148,119	$154,668	$139,398	$88,592
Net expenses(d)	0.40	%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Gross expenses	0.48	%(e)	0.48%	0.45%	0.47%	0.47%	0.47%
Net investment income	2.23	%(e)	2.67%	2.43%	1.93%	2.11%	2.15%
Portfolio turnover rate	55%		135%	152%	216%	151%	151%

*	Effective August 31, 2016, Institutional Class shares were redesignated as Class Y shares.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

43  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class A
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016		Year Ended September 30, 2015
Net asset value, beginning of the period	$11.34		$11.09		$11.32	$11.51	$11.57		$11.61

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07		0.15		0.11	0.08	0.11		0.14
Net realized and unrealized gain (loss)	0.19		0.34		(0.13)	(0.09)	0.00	(b)	0.01 (c)

Total from Investment Operations	0.26		0.49		(0.02)	(0.01)	0.11		0.15

LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)		(0.24)		(0.21)	(0.18)	(0.17)		(0.19)

Net asset value, end of the period	$11.50		$11.34		$11.09	$11.32	$11.51		$11.57

Total return(d)	2.32	%(e)	4.42%		(0.17)%	(0.04)%	0.93%		1.26%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$311,730		$308,186		$328,475	$336,227	$442,671		$346,317
Net expenses	0.80	%(f)	0.80%		0.80%	0.80%	0.77%		0.77%
Gross expenses	0.80	%(f)	0.80%		0.80%	0.80%	0.77%		0.77%
Net investment income	1.15	%(f)	1.31%		1.02%	0.67%	0.96%		1.21%
Portfolio turnover rate	175%		527	%(g)	157%	126%	109	%(h)	48%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	Computed on an annualized basis for periods less than one year.
(g)	The variation in the Fund’s turnover rate from 2018 to 2019 is due to an increase in the volume of U.S. Treasury securities related to certain trading strategies.
(h)	The variation in the Fund’s turnover rate from 2015 to 2016 was primarily due to fluctuation in the level of fund assets due to shareholder flows.

See accompanying notes to financial statements.

|  44

Financial Highlights (continued)

For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class C
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016		Year Ended September 30, 2015
Net asset value, beginning of the period	$11.35		$11.10		$11.33	$11.52	$11.58		$11.62

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.02		0.06		0.03	(0.01)	0.02		0.05
Net realized and unrealized gain (loss)	0.20		0.34		(0.13)	(0.08)	0.00	(b)	0.01 (c)

Total from Investment Operations	0.22		0.40		(0.10)	(0.09)	0.02		0.06

LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)		(0.15)		(0.13)	(0.10)	(0.08)		(0.10)

Net asset value, end of the period	$11.51		$11.35		$11.10	$11.33	$11.52		$11.58

Total return(d)	1.94	%(e)	3.64%		(0.91)%	(0.79)%	0.18%		0.51%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$24,148		$22,142		$23,341	$43,319	$73,027		$63,167
Net expenses	1.55	%(f)	1.55%		1.55%	1.55%	1.52%		1.53%
Gross expenses	1.55	%(f)	1.55%		1.55%	1.55%	1.52%		1.53%
Net investment income (loss)	0.40	%(f)	0.57%		0.24%	(0.09)%	0.21%		0.47%
Portfolio turnover rate	175%		527	%(g)	157%	126%	109	%(h)	48%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	Computed on an annualized basis for periods less than one year.
(g)	The variation in the Fund’s turnover rate from 2018 to 2019 is due to an increase in the volume of U.S. Treasury securities related to certain trading strategies.
(h)	The variation in the Fund’s turnover rate from 2015 to 2016 was primarily due to fluctuation in the level of fund assets due to shareholder flows.

See accompanying notes to financial statements.

45  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class N
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019		Year Ended September 30, 2018	Period Ended September 30, 2017*
Net asset value, beginning of the period	$11.37		$11.12		$11.36	$11.39

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08		0.19		0.15	0.05
Net realized and unrealized gain (loss)	0.21		0.33		(0.14)	0.08	(b)

Total from Investment Operations	0.29		0.52		0.01	0.13

LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)		(0.27)		(0.25)	(0.16)

Net asset value, end of the period	$11.54		$11.37		$11.12	$11.36

Total return(c)	2.58	%(d)	4.77%		0.09%	1.12	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$9,453		$5,272		$3,176	$1,900
Net expenses(e)	0.47	%(f)	0.46%		0.46%	0.47	%(f)
Gross expenses	0.49	%(f)	0.48%		0.48%	0.50	%(f)
Net investment income	1.47	%(f)	1.65%		1.37%	0.64	%(f)
Portfolio turnover rate	175%		527	%(g)	157%	126	%(h)

*	From commencement of Class operations on February 1, 2017 through September 30, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	The variation in the Fund’s turnover rate from 2018 to 2019 is due to an increase in the volume of U.S. Treasury securities related to certain trading strategies.
(h)	Represents the Fund’s portfolio turnover rate for the year ended September 30, 2017.

See accompanying notes to financial statements.

|  46

Financial Highlights (continued)

For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class Y
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016		Year Ended September 30, 2015
Net asset value, beginning of the period	$11.38		$11.13		$11.36	$11.55	$11.61		$11.65

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08		0.17		0.14	0.11	0.14		0.17
Net realized and unrealized gain (loss)	0.20		0.34		(0.13)	(0.09)	0.00	(b)	0.01 (c)

Total from Investment Operations	0.28		0.51		0.01	0.02	0.14		0.18

LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)		(0.26)		(0.24)	(0.21)	(0.20)		(0.22)

Net asset value, end of the period	$11.54		$11.38		$11.13	$11.36	$11.55		$11.61

Total return	2.44	%(d)	4.67%		0.09%	0.22%	1.19%		1.51%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$542,280		$457,248		$366,847	$360,322	$411,898		$431,727
Net expenses	0.55	%(e)	0.55%		0.55%	0.55%	0.52%		0.52%
Gross expenses	0.55	%(e)	0.55%		0.55%	0.55%	0.52%		0.52%
Net investment income	1.39	%(e)	1.55%		1.26%	0.92%	1.20%		1.45%
Portfolio turnover rate	175%		527	%(f)	157%	126%	109	%(g)	48%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The variation in the Fund’s turnover rate from 2018 to 2019 is due to an increase in the volume of U.S. Treasury securities related to certain trading strategies.
(g)	The variation in the Fund’s turnover rate from 2015 to 2016 was primarily due to fluctuation in the level of fund assets due to shareholder flows.

See accompanying notes to financial statements.

47  |

Notes to Financial Statements

March 31, 2020 (Unaudited)

1.  Organization.  Loomis Sayles Funds I and Loomis Sayles Funds II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles Funds I:

Loomis Sayles Intermediate Duration Bond Fund (the “Intermediate Duration Bond Fund”)

Loomis Sayles Funds II:

Loomis Sayles Limited Term Government and Agency Fund (the “Limited Term Government and Agency Fund”)

Each Fund is a diversified investment company.

Each Fund offers Class A, Class C, Class N and Class Y shares.

Class A shares of Intermediate Duration Bond Fund are sold with a maximum front-end sales charge of 4.25%. Class A shares of Limited Term Government and Agency Fund are sold with a maximum front-end sales charge of 2.25%. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for 10 years (at which point they automatically convert to Class A shares) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Funds’ prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), and Natixis ETF Trust. Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C) and transfer agent fees are borne collectively for Class A, Class C and Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of

|  48

Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Futures contracts are valued at the most

49  |

Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Funds’ pricing policies and procedures.

As of March 31, 2020, securities held by the Funds were fair valued as follows:

Fund	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
Intermediate Duration Bond Fund	$22,014	Less than 0.1%
Limited Term Government and Agency Fund	1,449,890	0.2%

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Periodic principal adjustments for inflation-protected securities are recorded to interest income. Negative principal adjustments (in the event of deflation) are recorded as reductions of interest income to the extent of

|  50

Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

interest income earned, not to exceed the amount of positive principal adjustments on a cumulative basis. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Futures Contracts.  The Funds may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Daily fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as a receivable (payable) and in the Statements of

51  |

Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

e.  When-Issued and Delayed Delivery Transactions.  The Funds may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.

Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Funds cover their net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

There were no when-issued or delayed delivery securities held by the Funds as of March 31, 2020.

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Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

f.  Federal and Foreign Income Taxes.  The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2020 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

g.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as deferred Trustees’ fees, premium amortization and paydown gains and losses. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales, premium amortization and futures contract mark-to-market. Amounts of income and capital gain available to be

53  |

Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are reported as distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2019 was as follows:

	2019 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Intermediate Duration Bond Fund	$5,986,529	$—	$5,986,529
Limited Term Government and Agency Fund	16,591,331	—	16,591,331

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

As of September 30, 2019, capital loss carryforwards were as follows:

	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
Capital loss carryforward:
Short-term:
No expiration date	$—	$(1,558,729)
Long-term:
No expiration date	—	(34,283,605)

Total capital loss carryforward	$—	$(35,842,334)

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Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

As of March 31, 2020, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
Federal tax cost	$237,003,513	$864,903,067

Gross tax appreciation	$4,424,946	$22,904,538
Gross tax depreciation	(4,926,251)	(5,642,696)

Net tax appreciation (depreciation)	$(501,305)	$17,261,842

Amounts in the table above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales and derivatives mark-to-market.

h.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2020, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

i.  Due from Brokers.  Transactions and positions in certain futures contracts are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Funds and the various broker/dealers. The due from broker balance in the Statements of Assets and Liabilities for Intermediate Duration Bond Fund represents cash pledged as initial margin for futures contracts. In certain circumstances the Fund’s use of cash held at brokers is restricted by regulation or broker mandated limits.

j.  Securities Lending.  The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including

55  |

Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended March 31, 2020, neither Fund had loaned securities under this agreement.

k.  Indemnifications.  Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

l.  New Accounting Pronouncement.  In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update introduces new fair value disclosure requirements, eliminates some prior fair value disclosure requirements, and modifies certain existing fair value disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. An entity is permitted to early adopt any eliminated or modified disclosures upon issuance of the update and delay adoption of any new disclosures until the required effective date. Management has evaluated the impact of the adoption of ASU 2018-13 and has determined to early adopt the removal of (i) the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and (ii) the policy for timing of transfers between levels. New disclosures required by ASU 2018-13 will be incorporated in the Funds’ semiannual financial statements as of March 31, 2021.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in

|  56

Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Funds by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Funds’ adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

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Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2020, at value:

Intermediate Duration Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
ABS Home Equity	$—	$670,055	$10,271	(b)	$680,326
Collateralized Mortgage Obligations	—	7,495,115	11,743	(b)	7,506,858
All Other Bonds and Notes(a)	—	224,523,579	—		224,523,579

Total Bonds and Notes	—	232,688,749	22,014		232,710,763

Short-Term Investments	—	3,145,864	—		3,145,864
Futures Contracts (unrealized appreciation)	654,996	—	—		654,996

Total	$654,996	$235,834,613	$22,014		$236,511,623

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(9,415)	$—	$—	$(9,415)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Fair valued by the Fund’s adviser.

Limited Term Government and Agency Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Collateralized Mortgage Obligations	$—	$96,066,106	$1,449,890	(b)	$97,515,996
All Other Bonds and Notes(a)	—	692,946,938	—		692,946,938

Total Bonds and Notes	—	789,013,044	1,449,890		790,462,934

Short-Term Investments	—	91,701,975	—		91,701,975

Total	$—	$880,715,019	$1,449,890		$882,164,909

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Fair valued by the Fund’s adviser.

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Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2019 and/or March 31, 2020:

Intermediate Duration Bond Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2019	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$660,000	$—	$—	$—	$—
ABS Home Equity	16,609	—	(28)	254	—
Collateralized Mortgage Obligations	—	—	(134)	189	—

Total	$676,609	$—	$(162)	$443	$—

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2020	Change in Unrealized Appreciation (Depreciation) from Investments Held Still at March 31, 2020
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$—	$—	$(660,000)	$—	$—
ABS Home Equity	(6,564)	—	—	10,271	(26)
Collateralized Mortgage Obligations	(11,807)	23,495	—	11,743	189

Total	$(18,371)	$23,495	$(660,000)	$22,014	$163

A debt security valued at $660,000 was transferred from Level 3 to Level 2 during the period ended March 31, 2020. At September 30, 2019, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At March 31, 2020 this security was

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Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A debt security valued at $23,495 was transferred from Level 2 to Level 3 during the period ended March 31, 2020. At September 30, 2019, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2020 this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security.

Limited Term Government and Agency Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2019	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Collateralized Mortgage Obligations	$1,744,293	$—	$(205,658)	$216,476	$464

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2020	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2020
Bonds and Notes
Collateralized Mortgage Obligations	$(2,164,264)	$1,858,579	$—	$1,449,890	$5,358

Debt securities valued at $1,858,579 were transferred from Level 2 to Level 3 during the period ended March 31, 2020. At September 30, 2019, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2020 these securities were valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the securities.

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that Intermediate Duration Bond Fund used during the period include futures contracts.

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Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

Intermediate Duration Bond Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. A Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage its duration in order to control interest rate risk without having to buy or sell portfolio securities. During the six months ended March 31, 2020, Intermediate Duration Bond Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for Intermediate Duration Bond Fund as of March 31, 2020, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on futures contracts
Exchange-traded asset derivatives
Interest rate contracts	$654,996

Liabilities	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives
Interest rate contracts	$(9,415)

Transactions in derivative instruments for Intermediate Duration Bond Fund during the six months ended March 31, 2020, as reflected within the Statements of Operations, were as follows:

Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$172,793

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$759,925

As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

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Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

The volume of futures contract activity, as a percentage of net assets, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended March 31, 2020:

Intermediate Duration Bond Fund	Futures
Average Notional Amount Outstanding	8.75%
Highest Notional Amount Outstanding	10.58%
Lowest Notional Amount Outstanding	8.36%
Notional Amount Outstanding as of March 31, 2020	10.58%

Notional amounts outstanding at the end of the prior period are included in the average notional amount outstanding.

Unrealized gain and/or loss on open futures is recorded in the Statements of Assets and Liabilities. The aggregate notional values of futures contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Based on balances reflected on each Fund’s Statement of Assets and Liabilities, the following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund:

Fund	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Intermediate Duration Bond Fund	$165,000	$165,000

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Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

5.  Purchases and Sales of Securities.  For the six months ended March 31, 2020, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:

	U.S. Government/Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Intermediate Duration Bond Fund	$33,455,119	$59,299,325	$97,942,358	$72,501,344
Limited Term Government and Agency Fund	1,260,097,543	1,192,898,062	83,794,261	26,175,457

6. Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC (“Natixis”), which is part of Natixis Investment Managers, an international asset management group based in Paris, France.

Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $500 million	Next $1.5 billion	Over $2 billion
Intermediate Duration Bond Fund	0.2500%	0.2500%	0.2500%
Limited Term Government and Agency Fund	0.3750%	0.3500%	0.3000%

Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until January 31, 2021, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

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Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

For the six months ended March 31, 2020 the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Intermediate Duration Bond Fund	0.65%	1.40%	0.35%	0.40%
Limited Term Government and Agency Fund	0.80%	1.55%	0.50%	0.55%

Loomis Sayles shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended March 31, 2020, the management fees and waivers of management fees for each Fund were as follows:

	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
Intermediate Duration Bond Fund	$306,993	$99,521	$207,472	0.25%	0.17%
Limited Term Government and Agency Fund	1,449,751	—	1,449,751	0.37%	0.37%

For the six months ended March 31, 2020, class-specific expenses have been reimbursed as follows:

	Reimbursement[1]
Fund	Class A	Class C	Class N	Class Y	Total
Limited Term Government and Agency Fund	$3,986	$266	$—	$5,635	$9,887

[1]	Waiver/expense reimbursements are subject to possible recovery until September 30, 2021.

No expenses were recovered for either Fund during the six months ended March 31, 2020 under the terms of the expense limitation agreements.

b.  Service and Distribution Fees.  Natixis Distribution, L.P. (“Natixis Distribution), which is a wholly-owned subsidiary of Natixis, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.

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Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”) and a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”).

Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.

For the six months ended March 31, 2020, the service and distribution fees for each Fund were as follows:

	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
Intermediate Duration Bond Fund	$26,857	$609	$1,825
Limited Term Government and Agency Fund	382,006	26,358	79,074

For the six months ended March 31, 2020, Natixis Distribution refunded Limited Term Government and Agency Fund $1,420 of prior year Class A service fees paid to Natixis Distribution in excess of amounts subsequently paid to securities dealers or financial intermediaries. Service and distribution fees on the Statements of Operations have been reduced by these amounts.

c.  Administrative Fees.  Natixis Advisors, L.P. (“Natixis Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trust and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

65  |

Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

For the six months ended March 31, 2020, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Intermediate Duration Bond Fund	$53,906
Limited Term Government and Agency Fund	173,128

d.  Sub-Transfer Agent Fees.  Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended March 31, 2020, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Intermediate Duration Bond Fund	$86,663
Limited Term Government and Agency Fund	203,153

As of March 31, 2020, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Intermediate Duration Bond Fund	$1,987
Limited Term Government and Agency Fund	13,063

Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

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Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended March 31, 2020 were as follows:

Fund	Commissions
Limited Term Government and Agency Fund	$4,965

f.  Trustees Fees and Expenses.  The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $369,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $199,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee, the chairperson of the Audit Committee and the chairperson of the Governance Committee each receive an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to January 1, 2020, the Chairperson of the Board received a retainer fee at the annual rate of $360,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $190,000, and the chairperson of the Governance Committee received an additional retainer fee at the annual rate of $15,000. All other Trustee fees remained unchanged.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the

67  |

Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trusts.

g. Affiliated Ownership. As of March 31, 2020, the percentage of each Fund’s net assets owned by affiliates is as follows:

Intermediate Duration Bond	Percentage of Net Assets
Loomis Sayles Employees’ Profit Sharing Retirement Plan	1.04%

Limited Term Government and Agency Fund	Percentage of Net Assets
Loomis Sayles Employees’ Profit Sharing Retirement Plan	0.17%
Loomis Sayles Distribution	0.14%
Natixis Sustainable Future 2015 Fund	0.07%
Natixis Sustainable Future 2020 Fund	0.06%
Natixis Sustainable Future 2025 Fund	0.05%
Natixis Sustainable Future 2030 Fund	0.04%
Natixis Sustainable Future 2035 Fund	0.02%
Natixis Sustainable Future 2040 Fund	0.01%
Natixis Sustainable Future 2045 Fund	0.01%

Investment activities of affiliated shareholders could have material impacts on the Funds.

h.  Reimbursement of Transfer Agent Fees and Expenses.  Natixis Advisors has given a binding contractual undertaking to the Funds to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through January 31, 2021 and is not subject to recovery under the expense limitation agreement described above.

For the six months ended March 31, 2020, Natixis Advisors reimbursed the Funds for transfer agency expenses as follows:

Reimbursement of Transfer Agency Expenses
Fund	Class N
Intermediate Duration Bond Fund	$935
Limited Term Government and Agency Fund	895

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Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

7.  Class-Specific Transfer Agent Fees and Expenses.  Transfer agent fees and expenses attributable to Class A, Class C, and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

For the six months ended March 31, 2020, the Funds incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
Intermediate Duration Bond Fund	$8,121	$182	$935	$82,909
Limited Term Government and Agency Fund	133,661	9,180	895	198,977

8.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and certain other legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected in legal fees and/or miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

For the six months ended March 31, 2020, neither Fund had borrowings under this agreement.

9.  Risk.  Limited Term Government and Agency Fund’s investments in mortgage-related and asset-backed securities are subject to certain risks not associated with investments in other securities. Mortgage-related and asset-backed securities are subject to the risk that unexpected changes in interest rates will have a direct effect on expected maturity. A shortened maturity may result in the reinvestment of prepaid amounts in securities with lower yields than the original obligations. An extended maturity may result in a reduction of a security’s value.

Global markets have experienced periods of high volatility triggered by the rapidly evolving public health emergency known as coronavirus (“COVID-19”). As the situation continues to unfold, the extent and duration of the impact that the COVID-19 outbreak

69  |

Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

may have on financial markets and the economy as a whole remains highly uncertain. If the effects of the COVID-19 outbreak on financial markets and the economy continue for an extended period of time, the Funds’ future financial and investment results may be adversely affected.

10.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2020, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

	Number of 5% Account Holders	Percentage of Ownership
Intermediate Duration Bond	4	74.86%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

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Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

11.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended March 31, 2020		Year Ended September 30, 2019(a)
Intermediate Duration Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	163,303	$1,715,406	398,531	$4,099,679
Issued in connection with the reinvestment of distributions	30,959	323,566	47,051	480,510
Redeemed	(289,912)	(3,064,129)	(328,671)	(3,334,024)

Net change	(95,650)	$(1,025,157)	116,911	$1,246,165

Class C
Issued from the sale of shares	9,090	$96,848	43,629	$442,533
Issued in connection with the reinvestment of distributions	514	5,383	435	4,496
Redeemed	(2)	(18)	(3)	(26)

Net change	9,602	$102,213	44,061	$447,003

Class N
Issued from the sale of shares	7,375	$77,919	336,294	$3,517,593
Issued in connection with the reinvestment of distributions	5,876	61,347	1,393	14,658
Redeemed	(8,854)	(94,066)	—	—

Net change	4,397	$45,200	337,687	$3,532,251

Class Y
Issued from the sale of shares	3,323,517	$34,908,124	10,382,829	$104,956,223
Issued in connection with the reinvestment of distributions	331,867	3,467,326	500,421	5,110,711
Redeemed	(3,937,010)	(40,803,956)	(5,211,508)	(52,921,882)

Net change	(281,626)	$(2,428,506)	5,671,742	$57,145,052

Increase (decrease) from capital share transactions	(363,277)	$(3,306,250)	6,170,401	$62,370,471

(a)	From commencement of operations on February 1, 2019 through September 30, 2019 for Class N shares.

71  |

Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

11.  Capital Shares (continued).

	Six Months Ended March 31, 2020		Year Ended September 30, 2019
Limited Term Government and Agency Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	3,758,229	$42,793,578	6,604,468	$73,758,793
Issued in connection with the reinvestment of distributions	185,780	2,112,419	468,020	5,253,188
Redeemed	(4,016,164)	(45,645,922)	(9,509,963)	(106,560,526)

Net change	(72,155)	$(739,925)	(2,437,475)	$(27,548,545)

Class C
Issued from the sale of shares	1,064,304	$12,139,193	1,272,362	$14,195,722
Issued in connection with the reinvestment of distributions	6,892	78,395	21,420	240,567
Redeemed	(924,157)	(10,495,944)	(1,445,466)	(16,189,983)

Net change	147,039	$1,721,644	(151,684)	$(1,753,694)

Class N
Issued from the sale of shares	467,455	$5,313,848	351,754	$3,935,676
Issued in connection with the reinvestment of distributions	6,998	79,903	10,232	115,280
Redeemed	(118,491)	(1,357,856)	(183,979)	(2,066,729)

Net change	355,962	$4,035,895	178,007	$1,984,227

Class Y
Issued from the sale of shares	23,395,198	$268,106,845	26,296,159	$295,778,178
Issued in connection with the reinvestment of distributions	312,984	3,571,500	623,009	7,019,684
Redeemed	(16,901,423)	(193,009,535)	(19,697,925)	(220,982,548)

Net change	6,806,759	$78,668,810	7,221,243	$81,815,314

Increase from capital share transactions	7,237,605	$83,686,424	4,810,091	$54,497,302

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Semiannual Report

March 31, 2020

Loomis Sayles Growth Fund

Loomis Sayles Strategic Income Fund

IMPORTANT NOTICE TO SHAREHOLDERS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you wish to continue receiving paper copies of your shareholder reports after January 1, 2021, you can inform the Fund at any time by calling 1-800-225-5478. If you hold your account with a financial intermediary and you wish to continue receiving paper copies after January 1, 2021, you should call your financial intermediary directly. Paper copies are provided free of charge, and your election to receive reports in paper will apply to all funds held with the Natixis Funds complex. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You currently may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically at www.icsdelivery.com/natixisfunds.

LOOMIS SAYLES GROWTH FUND

Manager	Symbols

Aziz V. Hamzaogullari, CFA®	Class A LGRRX

Loomis, Sayles & Company, L.P.	Class C LGRCX

Class N LGRNX

Class Y LSGRX

Investment Goal

The Fund seeks long-term growth of capital.

1  |

Average Annual Total Returns — March 31, 20203

						Expense Ratios[4]
	6 Months	1 Year	5 Years	10 Years	Life of Class N	Gross	Net

Class Y (Inception 5/16/91)
NAV	-2.80%	0.66%	11.28%	13.31%	—%	0.66%	0.66%

Class A (Inception 12/31/96)
NAV	-2.96	0.36	10.99	13.02	—	0.91	0.91
With 5.75% Maximum Sales Charge	-8.56	-5.44	9.69	12.36	—

Class C (Inception 9/12/03)
NAV	-3.33	-0.38	10.18	12.17	—	1.66	1.66
With CDSC[1]	-4.27	-1.35	10.18	12.17	—

Class N (Inception 2/1/13)
NAV	-2.78	0.74	11.40	—	13.41	0.56	0.56

Comparative Performance
Russell 1000® Growth Index[2]	-4.98	0.91	10.36	12.97	13.19

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

Russell 1000® Growth Index is an unmanaged index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/21. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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LOOMIS SAYLES STRATEGIC INCOME FUND

Managers	Symbols

Matthew J. Eagan, CFA®	Class A	NEFZX

Daniel J. Fuss, CFA®, CIC	Class C	NECZX

Brian P. Kennedy	Class N	NEZNX

Elaine M. Stokes	Class Y	NEZYX

Loomis, Sayles & Company, L.P.	Admin Class	NEZAX

Investment Goal

The Fund seeks high current income with a secondary objective of capital growth.

3  |

Average Annual Total Returns — March 31, 20204

						Expense Ratios[5]
	6 Months	1 Year	5 Years	10 Years	Life of Class N	Gross	Net

Class Y (Inception 12/1/99)
NAV	-9.84%	-7.01%	0.58%	4.41%	—%	0.71%	0.71%

Class A (Inception 5/1/95)
NAV	-9.94	-7.23	0.34	4.15	—	0.96	0.96
With 4.25% Maximum Sales Charge	-13.75	-11.15	-0.53	3.71	—

Class C (Inception 5/1/95)
NAV	-10.34	-7.96	-0.43	3.37	—	1.71	1.71
With CDSC[1]	-11.22	-8.85	-0.43	3.37	—

Class N (Inception 2/1/13)
NAV	-9.87	-6.93	0.66	—	2.37	0.63	0.63

Admin Class (Inception 2/1/10)
NAV	-10.09	-7.49	0.08	3.89	—	1.20	1.20

Comparative Performance
Bloomberg Barclays U.S. Aggregate Bond Index[2]	3.33	8.93	3.36	3.88	3.20
Bloomberg Barclays U.S. Universal Bond Index[3]	1.76	7.15	3.35	4.05	3.23

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Class C share performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

2

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that covers the U.S.-dollar-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, government-related, corporate, mortgage-backed securities, asset-backed securities, and collateralized mortgage-backed securities sectors.

3

The Bloomberg Barclays U.S. Universal Bond Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, and the non-ERISA portion of the CMBS Index. Municipal debt, private placements, and non-dollar-denominated issues are excluded from the Universal Bond Index. The only constituent of the index that includes floating-rate debt is the Emerging Markets Index.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/21. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Natixis Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available from the Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Natixis Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at www.sec.gov.

CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA

Institute.

5  |

UNDERSTANDING YOUR FUND’S EXPENSES

As a mutual fund shareholder, you incur different types of costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions; and ongoing costs, including management fees, distribution fees (12b-1 fees) and/or service fees, and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectuses. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from October 1, 2019 through March 31, 2020. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table for each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

|  6

LOOMIS SAYLES GROWTH FUND	BEGINNING ACCOUNT VALUE 10/1/2019	ENDING ACCOUNT VALUE 3/31/2020	EXPENSES PAID DURING PERIOD* 10/1/2019 – 3/31/2020
Class A
Actual	$1,000.00	$970.40	$4.43
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.55
Class C
Actual	$1,000.00	$966.70	$8.11
Hypothetical (5% return before expenses)	$1,000.00	$1,016.75	$8.32
Class N
Actual	$1,000.00	$972.20	$2.81
Hypothetical (5% return before expenses)	$1,000.00	$1,022.15	$2.88
Class Y
Actual	$1,000.00	$972.00	$3.20
Hypothetical (5% return before expenses)	$1,000.00	$1,021.75	$3.29

*

Expenses are equal to the Fund’s annualized expense ratio: 0.90%, 1.65%, 0.57% and 0.65% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), divided by 366 (to reflect the half-year period).

7  |

LOOMIS SAYLES STRATEGIC INCOME FUND	BEGINNING ACCOUNT VALUE 10/1/2019	ENDING ACCOUNT VALUE 3/31/2020	EXPENSES PAID DURING PERIOD* 10/1/2019 – 3/31/2020
Class A
Actual	$1,000.00	$900.60	$4.56
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$4.85
Class C
Actual	$1,000.00	$896.60	$8.11
Hypothetical (5% return before expenses)	$1,000.00	$1,016.45	$8.62
Class N
Actual	$1,000.00	$901.30	$3.04
Hypothetical (5% return before expenses)	$1,000.00	$1,021.80	$3.23
Class Y
Actual	$1,000.00	$901.60	$3.38
Hypothetical (5% return before expenses)	$1,000.00	$1,021.45	$3.59
Admin Class
Actual	$1,000.00	$899.10	$5.74
Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$6.11

*

Expenses are equal to the Fund’s annualized expense ratio: 0.96%, 1.71%, 0.64%, 0.71% and 1.21% for Class A, C, N, Y and Admin Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), divided by 366 (to reflect the half-year period).

|  8

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Growth Fund

Shares	Description	Value (†)
Common Stocks — 98.3% of Net Assets
	Aerospace & Defense — 1.3%
710,088	Boeing Co. (The)	$105,902,524

	Air Freight & Logistics — 2.5%
3,125,150	Expeditors International of Washington, Inc.	208,510,008

	Beverages — 3.3%
4,938,055	Monster Beverage Corp.(a)	277,814,974

	Biotechnology — 6.1%
720,951	Amgen, Inc.	146,158,396
738,110	Regeneron Pharmaceuticals, Inc.(a)	360,411,732

		506,570,128

	Capital Markets — 3.6%
573,587	FactSet Research Systems, Inc.	149,522,659
3,234,223	SEI Investments Co.	149,873,894

		299,396,553

	Communications Equipment — 2.2%
4,760,449	Cisco Systems, Inc.	187,133,250

	Energy Equipment & Services — 0.6%
4,052,653	Schlumberger Ltd.	54,670,289

	Food Products — 1.2%
7,848,394	Danone S.A., Sponsored ADR	99,949,298

	Health Care Equipment & Supplies — 1.1%
48,673	Intuitive Surgical, Inc.(a)	24,103,356
639,696	Varian Medical Systems, Inc.(a)	65,671,192

		89,774,548

	Health Care Technology — 2.1%
2,814,923	Cerner Corp.	177,312,000

	Hotels, Restaurants & Leisure — 4.5%
2,371,711	Starbucks Corp.	155,916,281
2,744,199	Yum China Holdings, Inc.	116,985,203
1,525,131	Yum! Brands, Inc.	104,517,228

		377,418,712

	Household Products — 3.4%
2,256,335	Colgate-Palmolive Co.	149,730,391
1,210,034	Procter & Gamble Co. (The)	133,103,740

		282,834,131

	Interactive Media & Services — 10.9%
196,777	Alphabet, Inc., Class A(a)	228,645,035
196,505	Alphabet, Inc., Class C(a)	228,497,979
2,688,707	Facebook, Inc., Class A(a)	448,476,328

		905,619,342

See accompanying notes to financial statements.

9  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Growth Fund – (continued)

Shares	Description	Value (†)
	Internet & Direct Marketing Retail — 13.2%
2,581,862	Alibaba Group Holding Ltd., Sponsored ADR(a)	$502,120,522
307,128	Amazon.com, Inc.(a)	598,813,604

		1,100,934,126

	IT Services — 7.5%
536,092	Automatic Data Processing, Inc.	73,273,055
3,405,338	Visa, Inc., Class A	548,668,058

		621,941,113

	Life Sciences Tools & Services — 0.8%
250,711	Illumina, Inc.(a)	68,474,188

	Machinery — 2.2%
1,346,780	Deere & Co.	186,071,125

	Pharmaceuticals — 9.6%
1,255,816	Merck & Co., Inc.	96,622,483
2,307,736	Novartis AG, Sponsored ADR	190,272,833
3,609,181	Novo Nordisk AS, Sponsored ADR	217,272,696
7,316,014	Roche Holding AG, Sponsored ADR	296,810,688

		800,978,700

	Semiconductors & Semiconductor Equipment — 5.7%
1,170,366	NVIDIA Corp.	308,508,477
2,429,452	QUALCOMM, Inc.	164,352,428

		472,860,905

	Software — 16.5%
2,210,731	Autodesk, Inc.(a)	345,095,109
2,393,983	Microsoft Corp.	377,555,059
7,526,264	Oracle Corp.	363,744,339
1,451,831	salesforce.com, Inc.(a)	209,034,628
597,119	Workday, Inc., Class A(a)	77,756,836

		1,373,185,971

	Total Common Stocks (Identified Cost $6,095,736,873)	8,197,351,885

Principal Amount
Short-Term Investments — 1.5%
$121,189,016	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2020 at 0.000% to be repurchased at $121,189,016 on 4/01/2020 collateralized by $122,815,000 U.S. Treasury Note, 0.500% due 3/15/2023 valued at $123,616,736 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $121,189,016)	121,189,016

	Total Investments — 99.8% (Identified Cost $6,216,925,889)	8,318,540,901
	Other assets less liabilities — 0.2%	17,405,643

	Net Assets — 100.0%	$8,335,946,544

See accompanying notes to financial statements.

|  10

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Growth Fund – (continued)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Industry Summary at March 31, 2020 (Unaudited)

Software	16.5%
Internet & Direct Marketing Retail	13.2
Interactive Media & Services	10.9
Pharmaceuticals	9.6
IT Services	7.5
Biotechnology	6.1
Semiconductors & Semiconductor Equipment	5.7
Hotels, Restaurants & Leisure	4.5
Capital Markets	3.6
Household Products	3.4
Beverages	3.3
Air Freight & Logistics	2.5
Communications Equipment	2.2
Machinery	2.2
Health Care Technology	2.1
Other Investments, less than 2% each	5.0
Short-Term Investments	1.5

Total Investments	99.8
Other assets less liabilities	0.2

Net Assets	100.0%

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Strategic Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 68.7% of Net Assets
Non-Convertible Bonds — 63.0%
	ABS Other — 0.5%
$22,519,322	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(a)(b)(c)(d)	$18,609,968
9,988,782	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(a)(b)(c)(d)	5,721,575
42,000,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, Zero Coupon, 1/05/2030, 144A(a)(b)(c)(d)(e)	—
6,970,268	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A(b)(f)	6,743,104

		31,074,647

	Aerospace & Defense — 1.4%
90,000	Boeing Co. (The), 3.100%, 5/01/2026	82,795
15,000	Boeing Co. (The), 3.625%, 3/01/2048	13,037
415,000	Boeing Co. (The), 3.850%, 11/01/2048	373,700
3,930,000	Boeing Co. (The), 3.950%, 8/01/2059	3,527,132
620,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)	320,283
10,225,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	6,646,250
6,765,000	Bombardier, Inc., 7.875%, 4/15/2027, 144A	4,514,623
3,145,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	2,770,776
9,576,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	9,634,414
8,815,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	10,137,250
5,310,000	Textron Financial Corp., 3-month LIBOR + 1.735%, 3.427%, 2/15/2067, 144A(g)	3,004,663
24,513,000	TransDigm, Inc., 6.500%, 7/15/2024	23,093,452
17,765,000	TransDigm, Inc., 6.500%, 5/15/2025	16,698,922

		80,817,297

	Airlines — 0.5%
240,000	American Airlines Group, Inc., 3.750%, 3/01/2025, 144A	168,000
20,000,000	American Airlines Group, Inc., 5.000%, 6/01/2022, 144A	16,050,000
1,687,628	American Airlines Pass Through Certificates, Series 2016-3, Class B, 3.750%, 4/15/2027	1,348,602
990,862	American Airlines Pass Through Certificates, Series 2017-2, Class B, 3.700%, 4/15/2027	845,064
8,225,739	American Airlines Pass Through Certificates, Series 2013-1, Class A, 4.000%, 1/15/2027	7,576,975
1,358,005	Continental Airlines Pass Through Certificates, Series 2012-1, Class B, 6.250%, 10/11/2021	1,352,247
1,492,491	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	1,508,207
193,163	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	198,722
129,953	Northwest Airlines Pass Through Trust, Series 2002-1, Class G2, (MBIA Insured), 6.264%, 5/20/2023	122,068

		29,169,885

	Automotive — 1.0%
1,210,000	Allison Transmission, Inc., 4.750%, 10/01/2027, 144A	1,113,200
14,505,000	Ford Motor Co., 4.750%, 1/15/2043	8,231,588

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Automotive — continued
$1,220,000	Ford Motor Co., 6.625%, 2/15/2028	$952,283
1,345,000	Ford Motor Co., 7.500%, 8/01/2026	1,102,402
18,565,000	Ford Motor Credit Co. LLC, 5.596%, 1/07/2022	17,961,637
1,510,000	General Motors Co., 5.200%, 4/01/2045	1,195,611
9,545,000	Goodyear Tire & Rubber Co. (The), 4.875%, 3/15/2027	8,757,538
4,977,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	4,379,760
26,055,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	16,675,200

		60,369,219

	Banking — 5.4%
6,000,000	Ally Financial, Inc., 8.000%, 11/01/2031	6,952,200
983,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028	1,014,002
265,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	281,670
7,045,000	Bank of America Corp., Series L, MTN, 4.183%, 11/25/2027	7,282,157
3,450,000	Cooperatieve Rabobank UA, 3.950%, 11/09/2022	3,482,455
1,709,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	1,401,380
25,000,000	Goldman Sachs Group, Inc. (The), Series MPLE, 3.550%, 2/12/2021, (CAD)	17,912,492
19,245,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	18,850,435
36,195,000	Morgan Stanley, GMTN, 4.350%, 9/08/2026	38,340,312
185,000,000	Morgan Stanley, GMTN, 5.000%, 9/30/2021, (AUD)	119,973,437
46,735,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	47,702,288
10,000,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	12,139,685
53,095,000	Morgan Stanley, Series MPLE, 3.125%, 8/05/2021, (CAD)	38,063,301

		313,395,814

	Brokerage — 1.3%
1,675,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.250%, 8/15/2024, 144A	1,440,500
43,025,000	Jefferies Group LLC, 5.125%, 1/20/2023	43,804,938
14,755,000	Jefferies Group LLC, 6.250%, 1/15/2036	13,056,523
15,215,000	Jefferies Group LLC, 6.450%, 6/08/2027	15,538,291

		73,840,252

	Building Materials — 0.4%
5,565,000	American Woodmark Corp., 4.875%, 3/15/2026, 144A	5,189,363
3,255,000	JELD-WEN, Inc., 4.875%, 12/15/2027, 144A	2,872,538
1,859,000	Masco Corp., 6.500%, 8/15/2032	2,170,997
1,226,000	Masco Corp., 7.750%, 8/01/2029	1,506,234
10,800,000	Owens Corning, 7.000%, 12/01/2036	12,279,742

		24,018,874

	Cable Satellite — 1.4%
850,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023, 144A	858,500
975,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025, 144A	999,570
4,360,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027, 144A	4,490,800
17,880,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	18,237,600
17,679,000	DISH DBS Corp., 5.875%, 11/15/2024	17,192,827

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Cable Satellite — continued
$4,865,000	DISH DBS Corp., 7.750%, 7/01/2026	$4,998,788
4,835,000	Time Warner Cable LLC, 4.500%, 9/15/2042	4,539,900
135,000	Time Warner Cable LLC, 5.875%, 11/15/2040	142,118
11,275,000	Videotron Ltd., 5.625%, 6/15/2025, 144A, (CAD)	7,652,066
18,245,000	VTR Finance BV, 6.875%, 1/15/2024, 144A	16,557,155
5,530,000	Ziggo BV, 5.500%, 1/15/2027, 144A	5,530,000

		81,199,324

	Chemicals — 0.6%
19,810,000	Aruba Investments, Inc., 8.750%, 2/15/2023, 144A	19,215,700
18,254,000	Consolidated Energy Finance S.A., 6.500%, 5/15/2026, 144A	15,333,360

		34,549,060

	Construction Machinery — 0.1%
1,310,000	United Rentals North America, Inc., 4.875%, 1/15/2028	1,270,700
3,850,000	United Rentals North America, Inc., 6.500%, 12/15/2026	3,907,750

		5,178,450

	Consumer Cyclical Services — 0.1%
5,500,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	4,812,500

	Consumer Products — 0.2%
11,880,000	Avon Products, Inc., 8.950%, 3/15/2043	9,979,200

	Electric — 0.9%
4,379,000	AES Corp. (The), 4.875%, 5/15/2023	4,214,743
9,371,000	AES Corp. (The), 5.500%, 4/15/2025	9,156,779
27,802,939	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	32,518,357
835,000	Edison International, 4.950%, 4/15/2025	833,071
3,570,000	Empresa Nacional de Electricidad S.A., 7.875%, 2/01/2027	3,641,373

		50,364,323

	Finance Companies — 4.0%
1,020,000	Antares Holdings LP, 6.000%, 8/15/2023, 144A	1,050,603
135,000	Navient Corp., 5.000%, 3/15/2027	116,059
22,945,000	Navient Corp., 5.500%, 1/25/2023	21,568,300
3,030,000	Navient Corp., 5.875%, 10/25/2024	2,787,600
109,950(††)	Navient Corp., 6.000%, 12/15/2043	1,894,805
950,000	Navient Corp., 6.750%, 6/15/2026	874,000
54,470,000	Navient Corp., MTN, 5.625%, 8/01/2033	40,155,284
47,944,000	Navient Corp., MTN, 6.125%, 3/25/2024	44,348,200
6,490,000	Navient Corp., MTN, 7.250%, 1/25/2022	6,258,437
4,360,000	Quicken Loans, Inc., 5.250%, 1/15/2028, 144A	4,263,208
23,115,000	Springleaf Finance Corp., 6.875%, 3/15/2025	23,279,579
4,075,000	Springleaf Finance Corp., 7.125%, 3/15/2026	4,034,250
26,970,000	Springleaf Finance Corp., 7.750%, 10/01/2021	27,104,850
55,015,000	Springleaf Finance Corp., 8.250%, 10/01/2023	55,015,000

		232,750,175

	Financial Other — 0.4%
25,465,000	Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/2026, 144A	23,045,825

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Food & Beverage — 0.2%
$15,420,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046	$13,995,655

	Gaming — 0.1%
5,475,000	International Game Technology PLC, 6.250%, 1/15/2027, 144A	4,763,250

	Government Owned No – Guarantee — 0.1%
6,535,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	7,119,894

	Healthcare — 4.6%
1,420,000	CHS/Community Health Systems, Inc., 6.625%, 2/15/2025, 144A	1,313,500
40,686,000	HCA, Inc., 5.875%, 5/01/2023	42,415,155
14,620,000	HCA, Inc., 7.050%, 12/01/2027	15,058,600
20,447,000	HCA, Inc., 7.500%, 12/15/2023	20,651,470
24,215,000	HCA, Inc., 7.500%, 11/06/2033	24,215,000
14,056,000	HCA, Inc., 7.690%, 6/15/2025	14,477,680
32,745,000	HCA, Inc., 8.360%, 4/15/2024	33,727,350
10,815,000	HCA, Inc., MTN, 7.580%, 9/15/2025	11,139,450
9,492,000	HCA, Inc., MTN, 7.750%, 7/15/2036	9,492,000
18,365,000	Tenet Healthcare Corp., 5.125%, 5/01/2025	17,538,575
40,800,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	37,638,000
43,749,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	36,749,160
990,000	Tenet Healthcare Corp., 8.125%, 4/01/2022	942,975

		265,358,915

	Home Construction — 1.0%
47,260,000	PulteGroup, Inc., 6.000%, 2/15/2035	47,614,450
13,190,000	PulteGroup, Inc., 6.375%, 5/15/2033	13,331,133
195,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/2024	181,151

		61,126,734

	Independent Energy — 1.4%
2,685,000	Aker BP ASA, 3.750%, 1/15/2030, 144A	2,007,538
4,810,000	Antero Resources Corp., 5.625%, 6/01/2023	1,924,000
18,736,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.000%, 4/01/2022, 144A	10,960,560
8,225,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	3,043,250
5,989,000	Bellatrix Exploration Ltd., 8.500%, 9/11/2023(a)(b)(c)(d)(h)(i)	285,076
6,526,000	Bellatrix Exploration Ltd., 12.500%, (9.500% PIK, 3.000% Cash), 12/15/2023(a)(b)(c)(d)(h)(i)(j)	—
8,645,000	California Resources Corp., 5.500%, 9/15/2021(b)(f)	842,887
1,188,000	California Resources Corp., 6.000%, 11/15/2024(b)(f)	23,760
67,805,000	California Resources Corp., 8.000%, 12/15/2022, 144A(b)(f)	1,017,075
1,310,000	Chesapeake Energy Corp., 4.875%, 4/15/2022(b)(f)	131,000
21,335,000	Chesapeake Energy Corp., 8.000%, 1/15/2025(b)(f)	1,393,816
55,365,000	Chesapeake Energy Corp., 8.000%, 6/15/2027(b)(f)	3,875,550
15,215,000	Continental Resources, Inc., 3.800%, 6/01/2024	7,826,570
5,450,000	Continental Resources, Inc., 4.500%, 4/15/2023	3,026,732
302,000	Continental Resources, Inc., 5.000%, 9/15/2022	192,658
15,580,000	Lonestar Resources America, Inc., 11.250%, 1/01/2023, 144A(b)(f)	2,843,350
7,644,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	3,525,795

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Independent Energy — continued
$19,290,000	Montage Resources Corp., 8.875%, 7/15/2023(b)(f)	$13,020,750
1,065,000	Oasis Petroleum, Inc., 6.875%, 1/15/2023	218,325
540,000	Occidental Petroleum Corp., 4.500%, 7/15/2044	227,194
4,780,000	Pan American Energy LLC, 7.875%, 5/07/2021, 144A	4,188,523
2,055,000	QEP Resources, Inc., 5.250%, 5/01/2023	760,350
17,908,000	Sanchez Energy Corp., 6.125%, 1/15/2023(b)(f)(h)	123,386
9,520,000	Sanchez Energy Corp., 7.750%, 6/15/2021(b)(f)(h)	23,800
8,241,000	SM Energy Co., 5.000%, 1/15/2024	2,636,708
15,904,000	SM Energy Co., 6.125%, 11/15/2022	6,729,428
5,710,000	SM Energy Co., 6.625%, 1/15/2027	1,661,981
95,000	SM Energy Co., 6.750%, 9/15/2026	28,500
1,110,000	Southwestern Energy Co., 6.200%, 1/23/2025	755,854
14,955,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 8.750%, 4/15/2023, 144A(b)(f)	3,290,100
2,530,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 9.750%, 4/15/2023, 144A(b)(f)	597,713
19,960,000	Whiting Petroleum Corp., 5.750%, 3/15/2021(b)(e)(f)	1,341,312
3,550,000	Whiting Petroleum Corp., 6.250%, 4/01/2023(b)(e)(f)	308,282
21,785,000	Whiting Petroleum Corp., 6.625%, 1/15/2026(b)(e)(f)	1,470,487

		80,302,310

	Life Insurance — 1.2%
3,575,000	Brighthouse Financial, Inc., 4.700%, 6/22/2047	2,787,503
15,000,000	Global Atlantic Fin Co., 8.625%, 4/15/2021, 144A	15,978,686
20,000,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(b)(f)	35,587,616
8,920,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(b)(f)	12,810,319
2,500,000	Prudential Financial, Inc., MTN, 3.700%, 3/13/2051	2,279,022

		69,443,146

	Local Authorities — 1.0%
95,480,000	New South Wales Treasury Corp., 4.000%, 4/08/2021, (AUD)	60,827,641

	Media Entertainment — 0.1%
111,590,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	2,965,808

	Metals & Mining — 1.0%
25,271,000	ArcelorMittal S.A., 6.750%, 3/01/2041	24,859,871
1,970,000	Barrick North America Finance LLC, 5.750%, 5/01/2043	2,523,114
12,315,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	10,845,205
1,810,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	1,506,264
16,135,000	Russel Metals, Inc., 6.000%, 4/19/2022, 144A, (CAD)	11,149,924
8,741,000	United States Steel Corp., 6.650%, 6/01/2037	5,263,830

		56,148,208

	Midstream — 0.1%
13,667,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	4,646,780
8,125,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023	2,823,438
505,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	502,734
11,980,000	Summit Midstream Partners LP, Series A, (fixed rate to 12/15/2022, variable rate thereafter), 9.500%(b)(f)(k)	171,314

		8,144,266

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Oil Field Services — 1.7%
$7,120,000	Global Marine, Inc., 7.000%, 6/01/2028	$2,487,870
1,765,000	Noble Holding International Ltd., 7.750%, 1/15/2024(b)(f)	181,689
19,385,000	Noble Holding International Ltd., 7.875%, 2/01/2026, 144A(b)(f)	4,652,400
18,385,000	Pioneer Energy Services Corp., 6.125%, 3/15/2022(b)(f)(h)	137,888
12,020,000	Precision Drilling Corp., 5.250%, 11/15/2024	4,207,000
159,192	Precision Drilling Corp., 6.500%, 12/15/2021	119,394
2,080,000	Shelf Drilling Holdings Ltd., 8.250%, 2/15/2025, 144A	994,240
62,443,500	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	49,954,800
39,300,000	Transocean, Inc., 5.800%, 10/15/2022	23,187,000
46,390,000	Transocean, Inc., 6.800%, 3/15/2038(b)(f)	10,669,700
2,770,000	Transocean, Inc., 7.500%, 4/15/2031	705,935
11,165,000	Valaris PLC, 7.750%, 2/01/2026(b)(f)	1,021,374

		98,319,290

	Paper — 0.7%
15,225,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	21,707,538
4,865,000	WestRock MWV LLC, 7.950%, 2/15/2031	6,617,379
8,750,000	WestRock MWV LLC, 8.200%, 1/15/2030	12,411,106
2,840,000	Weyerhaeuser Co., 6.950%, 10/01/2027	3,321,707

		44,057,730

	Property & Casualty Insurance — 0.1%
12,510,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 13.091%, 1/15/2033, 144A(e)(g)	6,630,300

	Retailers — 0.6%
3,325,000	Dillard’s, Inc., 7.000%, 12/01/2028	2,868,976
1,500,000	Dillard’s, Inc., 7.750%, 7/15/2026	1,230,945
27,224,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036(b)(f)	2,041,800
2,510,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097(b)(f)	215,050
6,365,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	6,136,051
28,455,000	Michaels Stores, Inc., 8.000%, 7/15/2027, 144A	21,056,700

		33,549,522

	Supermarkets — 0.4%
11,495,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s LP/Albertson’s LLC, 5.750%, 3/15/2025	11,614,548
9,465,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s LP/Albertson’s LLC, 6.625%, 6/15/2024	9,606,975
2,290,000	Safeway, Inc., 7.250%, 2/01/2031	2,270,489

		23,492,012

	Technology — 0.8%
23,345,000	Iron Mountain, Inc., 4.875%, 9/15/2029, 144A	21,929,826
15,170,000	KLA Corp., 5.650%, 11/01/2034	17,549,145
3,970,000	Micron Technology, Inc., 4.975%, 2/06/2026	4,160,877
120,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	143,663
3,355,000	Seagate HDD Cayman, 4.875%, 6/01/2027	3,304,706

		47,088,217

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Transportation Services — 0.1%
$10,503,000	APL Ltd., 8.000%, 1/15/2024(b)(f)	$4,201,200

	Treasuries — 26.9%
312,000,000	Canadian Government Bond, 0.750%, 9/01/2020, (CAD)	222,033,682
10,000,000(†††)	Mexican Fixed Rate Bonds, Series M, 5.750%, 3/05/2026, (MXN)	39,831,384
4,250,000(†††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	18,369,280
27,224,481(†††)	Mexican Fixed Rate Bonds, Series M, 8.000%, 12/07/2023, (MXN)	120,338,575
7,740,000(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	33,161,034
3,035,000(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	13,807,923
21,700,000(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	103,361,429
175,365,000	New Zealand Government Bond, Series 0521, 6.000%, 5/15/2021, (NZD)	111,340,416
458,725,000	Norway Government Bond, Series 474, 3.750%, 5/25/2021, 144A, (NOK)	45,856,148
162,850,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	30,400,589
55,925,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	10,576,252
144,325,000	U.S. Treasury Bond, 3.000%, 8/15/2048	200,476,445
50,000,000	U.S. Treasury Note, 1.500%, 8/31/2021	50,931,641
70,000,000	U.S. Treasury Note, 1.500%, 9/30/2021	71,364,453
326,665,000	U.S. Treasury Note, 1.500%, 10/31/2021	333,313,142
155,000,000	U.S. Treasury Note, 1.500%, 11/30/2021	158,311,914

		1,563,474,307

	Wireless — 0.3%
293,000,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	11,559,559
134,600,000	America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	4,762,890

		16,322,449

	Wirelines — 2.4%
11,140,000	AT&T, Inc., 4.500%, 3/09/2048	12,063,782
14,095,000	AT&T, Inc., 4.550%, 3/09/2049	15,148,915
7,545,000	Bell Canada, Inc., MTN, 6.100%, 3/16/2035, 144A, (CAD)	6,327,924
4,370,000	Bell Canada, Inc., MTN, 6.550%, 5/01/2029, 144A, (CAD)	3,814,318
1,240,000	CenturyLink, Inc., 5.625%, 4/01/2025	1,246,188
28,385,000	CenturyLink, Inc., Series S, 6.450%, 6/15/2021	28,810,775
7,940,000	CenturyLink, Inc., Series W, 6.750%, 12/01/2023	8,438,632
350,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	339,570
2,160,000	Cincinnati Bell, Inc., 8.000%, 10/15/2025, 144A	2,214,000
30,646,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	30,339,540
16,440,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	16,686,600
14,223,000	Verizon Communications, Inc., 4.329%, 9/21/2028	16,122,908
6,309,000	Windstream Services LLC/Windstream Finance Corp., 9.000%, 6/30/2025, 144A(b)(f)(h)	252,360
8,865,000	Windstream Services LLC/Windstream Finance Corp., 10.500%, 6/30/2024, 144A(b)(f)(h)	354,600

		142,160,112

	Total Non-Convertible Bonds (Identified Cost $4,622,025,824)	3,664,055,811

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Convertible Bonds — 4.3%
	Cable Satellite — 2.2%
$14,660,000	DISH Network Corp., 2.375%, 3/15/2024	$11,618,050
141,165,000	DISH Network Corp., 3.375%, 8/15/2026	114,605,017

		126,223,067

	Independent Energy — 0.1%
43,802,000	Chesapeake Energy Corp., 5.500%, 9/15/2026(a)(b)(f)	1,314,060
10,955,000	SM Energy Co., 1.500%, 7/01/2021	3,956,109
3,742,000	Whiting Petroleum Corp., 1.250%, 4/01/2020(b)(e)(f)	1,796,160

		7,066,329

	Pharmaceuticals — 0.0%
870,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	911,701
715,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	757,936

		1,669,637

	REITs – Diversified — 0.2%
14,245,000	iStar, Inc., 3.125%, 9/15/2022	13,943,854

	Technology — 1.8%
10,415,000	Booking Holdings, Inc., 0.900%, 9/15/2021	10,382,713
8,835,000	Evolent Health, Inc., 2.000%, 12/01/2021	7,288,875
23,135,000	Nuance Communications, Inc., 1.000%, 12/15/2035	22,106,418
9,670,000	Nuance Communications, Inc., 1.250%, 4/01/2025	10,481,023
34,500,000	Nuance Communications, Inc., 1.500%, 11/01/2035	36,356,100
17,000,000	Western Digital Corp., 1.500%, 2/01/2024	14,787,013

		101,402,142

	Total Convertible Bonds (Identified Cost $324,682,832)	250,305,029

Municipals — 1.4%
	Illinois — 0.3%
17,570,000	State of Illinois, 5.100%, 6/01/2033	17,440,509

	Michigan — 0.1%
8,470,000	Michigan Tobacco Settlement Finance Authority, Series A, 7.309%, 6/01/2034	8,373,357

	Virginia — 1.0%
68,715,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	59,364,950

	Total Municipals (Identified Cost $91,485,384)	85,178,816

	Total Bonds and Notes (Identified Cost $5,038,194,040)	3,999,539,656

Senior Loans — 0.6%
	Construction Machinery — 0.6%
15,562,263	Onsite Rental Group Pty Ltd., Term Loan B, 1-month LIBOR + 4.500%, 5.500%, 10/26/2022(b)(f)(g)	14,006,036
21,276,992	Onsite Rental Group Pty Ltd., Note, 6.100%, 10/26/2023(b)(d)(f)	18,723,753

		32,729,789

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Technology — 0.0%
$9,507,380	IQOR U.S., Inc., 2nd Lien Term Loan, 3-month LIBOR + 8.750%, 10.659%, 4/01/2022(b)(f)(g)	$2,503,579

	Total Senior Loans (Identified Cost $42,230,988)	35,233,368

Shares
Common Stocks — 10.8%
	Chemicals — 0.1%
664,252	Hexion Holdings Corp., Class B(b)(e)(f)	6,725,551

	Diversified Telecommunication Services — 3.9%
7,868,481	AT&T, Inc.	229,366,221

	Electronic Equipment, Instruments & Components — 0.9%
2,575,992	Corning, Inc.	52,910,876

	Media — 0.1%
2,500,188	Clear Channel Outdoor Holdings, Inc.(e)	1,600,120
279,162	iHeartMedia, Inc., Class A(e)	2,040,674
110,654	Thryv Holdings, Inc.(b)(d)(e)(f)	497,943

		4,138,737

	Oil, Gas & Consumable Fuels — 0.1%
9,229	Battalion Oil Corp.(e)	43,146
2,400,565	Bellatrix Exploration Ltd.(a)(b)(c)(d)(e)(i)	—
846,398	Chesapeake Energy Corp.(e)	146,173
5,886	Frontera Energy Corp.	14,430
156,902	Paragon Offshore Ltd., Litigation Units, Class A(a)(b)(c)(d)(e)	—
225,503	Paragon Offshore Ltd., Litigation Units, Class B(d)(e)	2,593,284
1,514	Southcross Holdings Group LLC(d)(e)	—
1,514	Southcross Holdings LP, Class A(a)(b)(c)(d)	100,378

		2,897,411

	Pharmaceuticals — 5.4%
5,651,190	Bristol-Myers Squibb Co.	314,997,331

	REITs — Diversified — 0.3%
1,341,478	iStar, Inc.	14,233,082

	Specialty Retail — 0.0%
11,662,687	Onsite Rental Group Pty Ltd.(a)(b)(c)(d)(e)	—

	Total Common Stocks (Identified Cost $585,880,709)	625,269,209

Preferred Stocks — 0.6%
Convertible Preferred Stocks — 0.4%
	Banking — 0.2%
8,447	Bank of America Corp., Series L, 7.250%	10,694,071

	Communications — 0.0%
3,704	Cincinnati Bell, Inc., Series B, 6.750%	163,161

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Shares	Description	Value (†)
	Independent Energy — 0.0%
172,972	Chesapeake Energy Corp., 4.500%	$748,969
240,916	Chesapeake Energy Corp., 5.000%(b)(f)	1,156,373
32,522	Chesapeake Energy Corp., 5.750%, 144A(b)(f)	926,245

		2,831,587

	Midstream — 0.2%
23,928	Chesapeake Energy Corp., 5.750%(b)(f)	681,483
6,017	Chesapeake Energy Corp., 5.750%(b)(f)	171,367
43,178	Chesapeake Energy Corp., 5.750%, 144A(b)(f)	1,229,734
242,297	El Paso Energy Capital Trust I, 4.750%	10,418,771

		12,501,355

	Total Convertible Preferred Stocks (Identified Cost $139,645,703)	26,190,174

Non-Convertible Preferred Stocks – 0.2%
	Finance Companies — 0.0%
10,425	iStar, Inc., Series G, 7.650%	207,770

	Home Construction — 0.0%
208,246	Hovnanian Enterprises, Inc., 7.625%(e)	830,902

	REITs — Office Property — 0.0%
1,596	Highwoods Properties, Inc., Series A, 8.625%	1,675,800

	REITs — Warehouse/Industrials — 0.2%
116,192	Prologis, Inc., Series Q, 8.540%	8,365,824

	Total Non-Convertible Preferred Stocks (Identified Cost $8,540,568)	11,080,296

	Total Preferred Stocks (Identified Cost $148,186,271)	37,270,470

Closed-End Investment Companies — 0.0%
170,282	NexPoint Strategic Opportunities Fund (Identified Cost $10,230,310)	1,406,529

Warrants — 0.1%
751,946	iHeartMedia, Inc., Expiration on 5/1/2039(e) (Identified Cost $18,045,316)	4,793,656

Principal Amount (‡)
Short-Term Investments — 18.2%
$10,070,157,559	Central Bank of Iceland, 0.000%, (ISK)(b)(f)(g)(l)	70,916,602
396,851,466	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2020 at 0.000% to be repurchased at $396,851,466 on 4/01/2020 collateralized by $345,175,000 U.S. Treasury Note, 2.500% due 3/31/2023 valued at $367,948,611; $36,605,000 U.S. Treasury Note, 0.500%, due 3/15/2023 valued at $36,843,957 including accrued interest (Note 2 of Notes to Financial Statements)	396,851,466
300,000,000	U.S. Treasury Bills, 1.380%-1.415%, 5/28/2020(m)(n)	299,964,375

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Short-Term Investments — (continued)
$5,915,000	U.S. Treasury Bills, 1.516%, 7/30/2020(m)	$5,913,270
139,675,000	U.S. Treasury Bills, 1.518%, 8/13/2020(m)	139,634,578
75,000,000	U.S. Treasury Bills, 1.615%, 4/02/2020(m)	74,999,999
70,870,000	U.S. Treasury Bills, 1.615%, 4/09/2020(m)	70,868,598

	Total Short-Term Investments (Identified Cost $1,068,762,185)	1,059,148,888

	Total Investments — 99.0% (Identified Cost $6,911,529,819)	5,762,661,776
	Other assets less liabilities — 1.0%	56,015,639

	Net Assets — 100.0%	$5,818,677,415

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(b)	Illiquid security.
(c)	Fair valued by the Fund’s adviser. At March 31, 2020, the value of these securities amounted to $24,716,997 or 0.4% of net assets. See Note 2 of Notes to Financial Statements.
(d)	Securities subject to restriction on resale. At March 31, 2020, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
Bellatrix Exploration Ltd., 8.500%	6/04/2019	$5,869,220	$285,076	Less than 0.1%
Bellatrix Exploration Ltd., 12.500% (9.500% PIK, 3.000% Cash)	6/04/2019	4,307,160	—	—
Bellatrix Exploration Ltd.	6/04/2019	3,016,862	—	—
GCA2014 Holdings Ltd., Series 2014-1, Class C	12/18/2014	22,519,322	18,609,968	0.3%
GCA2014 Holdings Ltd., Series 2014-1, Class D	12/18/2014	9,988,782	5,721,575	0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class E	12/18/2014	32,732,982	—	—
Onsite Rental Group Pty Ltd.	10/26/2017	—	—	—
Onsite Rental Group Pty Ltd., Note	10/26/2017	15,532,204	18,723,753	0.3%
Paragon Offshore Ltd., Litigation Units, Class A	7/18/2017	1,167,146	—	—
Paragon Offshore Ltd., Litigation Units, Class B	7/18/2017	22,768,653	2,593,284	Less than 0.1%
Southcross Holdings Group LLC	4/29/2016	—	—	—
Southcross Holdings LP, Class A	4/29/2016	2,215,133	100,378	Less than 0.1%
Thryv Holdings, Inc.	8/12/2016	539,031	497,943	Less than 0.1%

(e)	Non-income producing security.
(f)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At March 31, 2020, the value of these securities amounted to $229,992,568 or 4.0% of net assets. See Note 2 of Notes to Financial Statements.
(g)	Variable rate security. Rate as of March 31, 2020 is disclosed.
(h)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

(i)	Affiliated issuer. See Note 5h for a summary of transactions in securities of affiliated issuers.
(j)	Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. No payments were made during the period.
(k)	Perpetual bond with no specified maturity date.
(l)	Security callable by issuer at any time. No specified maturity date.
(m)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(n)	The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the value of Rule 144A holdings amounted to $582,968,715 or 10.0% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MBIA	Municipal Bond Investors Assurance Corp.
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Industry Summary at March 31, 2020 (Unaudited)

Treasuries	26.9%
Banking	5.6
Pharmaceuticals	5.4
Healthcare	4.6
Finance Companies	4.0
Diversified Telecommunication Services	3.9
Cable Satellite	3.6
Technology	2.6
Wirelines	2.4
Other Investments, less than 2% each	21.8
Short-Term Investments	18.2
Closed-End Investment Companies	0.0 *

Total Investments	99.0
Other assets less liabilities	1.0

Net Assets	100.0%

* Less than 0.1%

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Currency Exposure Summary at March 31, 2020 (Unaudited)

United States Dollar	79.9%
Mexican Peso	6.1
Canadian Dollar	5.3
Australian Dollar	3.1
Other, less than 2% each	4.6

Total Investments	99.0
Other assets less liabilities	1.0

Net Assets	100.0%

See accompanying notes to financial statements.

|  24

Statements of Assets and Liabilities

March 31, 2020 (Unaudited)

	Growth Fund	Strategic Income Fund
ASSETS
Unaffiliated investments at cost	$6,216,925,889	$6,898,067,202
Affiliated investments at cost (Note 5)	—	13,462,617
Net unrealized appreciation (depreciation) on unaffiliated investments	2,101,615,012	(1,135,690,502)
Net unrealized appreciation (depreciation) on affiliated investments (Note 5)	—	(13,177,541)

Investments at value	8,318,540,901	5,762,661,776
Cash	—	444,968
Receivable for Fund shares sold	31,023,320	21,991,514
Receivable for securities sold	67,207,343	—
Dividends and interest receivable	8,126,594	65,035,852
Tax reclaims receivable	6,311,734	131,721
Prepaid expenses (Note 7)	40	36

TOTAL ASSETS	8,431,209,932	5,850,265,867

LIABILITIES
Payable for securities purchased	74,516,618	10,149,928
Payable for Fund shares redeemed	15,913,495	16,269,795
Management fees payable (Note 5)	3,562,107	2,937,763
Deferred Trustees’ fees (Note 5)	490,816	1,595,935
Administrative fees payable (Note 5)	319,178	233,164
Payable to distributor (Note 5d)	65,938	23,181
Other accounts payable and accrued expenses	395,236	378,686

TOTAL LIABILITIES	95,263,388	31,588,452

NET ASSETS	$8,335,946,544	$5,818,677,415

NET ASSETS CONSIST OF:
Paid-in capital	$6,068,069,445	$7,037,270,504
Accumulated earnings (loss)	2,267,877,099	(1,218,593,089)

NET ASSETS	$8,335,946,544	$5,818,677,415

See accompanying notes to financial statements.

25  |

Statements of Assets and Liabilities (continued)

March 31, 2020 (Unaudited)

	Growth Fund	Strategic Income Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$1,129,431,896	$1,535,893,298

Shares of beneficial interest	74,578,714	121,845,822

Net asset value and redemption price per share	$15.14	$12.61

Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$16.06	$13.17

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$106,666,514	$434,915,718

Shares of beneficial interest	7,791,177	34,165,618

Net asset value and offering price per share	$13.69	$12.73

Class N shares:
Net assets	$486,608,417	$171,259,277

Shares of beneficial interest	29,964,570	13,601,509

Net asset value, offering and redemption price per share	$16.24	$12.59

Class Y shares:
Net assets	$6,613,239,717	$3,573,394,824

Shares of beneficial interest	407,065,259	283,835,730

Net asset value, offering and redemption price per share	$16.25	$12.59

Admin Class shares:
Net assets	$—	$103,214,298

Shares of beneficial interest	—	8,217,756

Net asset value, offering and redemption price per share	$—	$12.56

See accompanying notes to financial statements.

|  26

Statements of Operations

For the Six Months Ended March 31, 2020 (Unaudited)

	Growth Fund	Strategic Income Fund
INVESTMENT INCOME
Dividends	$62,927,984	$20,112,991
Interest from unaffiliated investments	467,416	139,835,742
Interest from affiliated investments (Note 5)	—	167,702
Less net foreign taxes withheld	(4,406,379)	(298,742)

	58,989,021	159,817,693

Expenses
Management fees (Note 5)	23,111,090	19,394,989
Service and distribution fees (Note 5)	2,228,765	5,338,868
Administrative fees (Note 5)	2,027,378	1,502,898
Trustees’ fees and expenses (Note 5)	180,143	157,069
Transfer agent fees and expenses (Notes 5 and 6)	3,827,360	2,691,222
Audit and tax services fees	20,773	31,829
Custodian fees and expenses	279,028	159,815
Legal fees (Note 7)	75,542	57,168
Registration fees	149,388	103,200
Shareholder reporting expenses	203,976	179,970
Miscellaneous expenses (Note 7)	139,006	120,351

Total expenses	32,242,449	29,737,379

Net investment income	26,746,572	130,080,314

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Unaffiliated investments	204,235,788	(2,996,464)
Foreign currency transactions (Note 2c)	—	(355,158)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(463,699,384)	(754,818,075)
Affiliated investments (Note 5)	—	(3,476,026)
Foreign currency translations (Note 2c)	—	(1,897,544)

Net realized and unrealized loss on investments and foreign currency transactions	(259,463,596)	(763,543,267)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(232,717,024)	$(633,462,953)

See accompanying notes to financial statements.

27  |

Statements of Changes in Net Assets

	Growth Fund		Strategic Income Fund
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
FROM OPERATIONS:
Net investment income	$26,746,572	$46,632,228	$130,080,314	$312,461,598
Net realized gain (loss) on investments and foreign currency transactions	204,235,788	210,199,000	(3,351,622)	(25,505,488)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(463,699,384)	177,218,567	(760,191,645)	(96,424,261)

Net increase (decrease) in net assets resulting from operations	(232,717,024)	434,049,795	(633,462,953)	190,531,849

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(35,045,990)	(51,082,626)	(33,296,239)	(71,533,316)
Class C	(3,210,189)	(6,370,291)	(7,732,871)	(27,624,605)
Class N	(16,996,001)	(29,366,126)	(4,162,974)	(8,091,999)
Class Y	(197,277,542)	(317,599,223)	(80,999,679)	(189,621,495)
Admin Class	—	—	(2,066,239)	(4,619,879)

Total distributions	(252,529,722)	(404,418,266)	(128,258,002)	(301,491,294)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	(9,823,458)	(34,793,401)	(572,919,218)	(1,303,567,589)

Net decrease in net assets	(495,070,204)	(5,161,872)	(1,334,640,173)	(1,414,527,034)
NET ASSETS
Beginning of the period	8,831,016,748	8,836,178,620	7,153,317,588	8,567,844,622

End of the period	$8,335,946,544	$8,831,016,748	$5,818,677,415	$7,153,317,588

See accompanying notes to financial statements.

|  28

Financial Highlights

For a share outstanding throughout each period.

	Growth Fund—Class A
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of the period	$16.02		$16.05	$14.04	$11.96	$9.90	$9.45

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.03		0.05	0.06	0.06	0.06	0.05
Net realized and unrealized gain (loss)	(0.46)		0.71	2.29	2.18	2.05	0.45

Total from Investment Operations	(0.43)		0.76	2.35	2.24	2.11	0.50

LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)		(0.05)	(0.05)	(0.05)	(0.05)	(0.05)
Net realized capital gains	(0.40)		(0.74)	(0.29)	(0.11)	—	—

Total Distributions	(0.45)		(0.79)	(0.34)	(0.16)	(0.05)	(0.05)

Net asset value, end of the period	$15.14		$16.02	$16.05	$14.04	$11.96	$9.90

Total return(b)	(2.96	)%(c)	5.81%	16.98%	18.99%	21.32%	5.30%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,129,432		$1,250,030	$1,083,362	$983,047	$729,989	$122,203
Net expenses	0.90	%(d)	0.91%	0.90%	0.91%	0.92%	0.92%
Gross expenses	0.90	%(d)	0.91%	0.90%	0.91%	0.92%	0.92%
Net investment income	0.37	%(d)	0.35%	0.39%	0.45%	0.58%	0.45%
Portfolio turnover rate	9%		7%	11%	8%	11%	27	%(e)

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Portfolio turnover would have been 6% if excluding the transfer in-kind amounts that occurred during the period.

See accompanying notes to financial statements.

29  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Growth Fund—Class C
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of the period	$14.53		$14.68	$12.92	$11.06	$9.18	$8.79

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.03)		(0.06)	(0.05)	(0.03)	(0.02)	(0.03)
Net realized and unrealized gain (loss)	(0.41)		0.65	2.10	2.00	1.90	0.42

Total from Investment Operations	(0.44)		0.59	2.05	1.97	1.88	0.39

LESS DISTRIBUTIONS FROM:
Net realized capital gains	(0.40)		(0.74)	(0.29)	(0.11)	—	—

Net asset value, end of the period	$13.69		$14.53	$14.68	$12.92	$11.06	$9.18

Total return(b)	(3.33	)%(c)	5.05%	16.09%	18.03%	20.48%	4.44%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$106,667		$120,493	$130,133	$133,329	$109,798	$41,421
Net expenses	1.65	%(d)	1.66%	1.65%	1.66%	1.66%	1.67%
Gross expenses	1.65	%(d)	1.66%	1.65%	1.66%	1.66%	1.67%
Net investment loss	(0.38	)%(d)	(0.39)%	(0.36)%	(0.29)%	(0.16)%	(0.29)%
Portfolio turnover rate	9%		7%	11%	8%	11%	27	%(e)

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Portfolio turnover would have been 6% if excluding the transfer in-kind amounts that occurred during the period.

See accompanying notes to financial statements.

|  30

Financial Highlights (continued)

For a share outstanding throughout each period.

	Growth Fund—Class N
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018		Year Ended September 30, 2017		Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of the period	$17.17		$17.15	$14.97		$12.73		$10.52	$10.01

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06		0.11	0.12		0.11		0.10	0.08
Net realized and unrealized gain (loss)	(0.48)		0.76	2.44		2.32		2.18	0.49

Total from Investment Operations	(0.42)		0.87	2.56		2.43		2.28	0.57

LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)		(0.11)	(0.09)		(0.08)		(0.07)	(0.06)
Net realized capital gains	(0.40)		(0.74)	(0.29)		(0.11)		—	—

Total Distributions	(0.51)		(0.85)	(0.38)		(0.19)		(0.07)	(0.06)

Net asset value, end of the period	$16.24		$17.17	$17.15		$14.97		$12.73	$10.52

Total return	(2.78	)%(b)	6.14%	17.40	%(c)	19.39	%(c)	21.75%	5.65	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$486,608		$442,787	$1,001,688		$341,160		$60,765	$1
Net expenses	0.57	%(d)	0.56%	0.57	%(e)	0.57	%(e)	0.58%	0.55	%(e)
Gross expenses	0.57	%(d)	0.56%	0.58%		0.58%		0.58%	9.82%
Net investment income	0.70	%(d)	0.69%	0.73%		0.80%		0.82%	0.71%
Portfolio turnover rate	9%		7%	11%		8%		11%	27	%(f)

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Portfolio turnover would have been 6% if excluding the transfer in-kind amounts that occurred during the period.

See accompanying notes to financial statements.

31  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Growth Fund—Class Y
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of the period	$17.17		$17.14	$14.97	$12.73	$10.53	$10.04

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06		0.10	0.10	0.09	0.10	0.07
Net realized and unrealized gain (loss)	(0.49)		0.77	2.44	2.33	2.16	0.49

Total from Investment Operations	(0.43)		0.87	2.54	2.42	2.26	0.56

LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)		(0.10)	(0.08)	(0.07)	(0.06)	(0.07)
Net realized capital gains	(0.40)		(0.74)	(0.29)	(0.11)	—	—

Total Distributions	(0.49)		(0.84)	(0.37)	(0.18)	(0.06)	(0.07)

Net asset value, end of the period	$16.25		$17.17	$17.14	$14.97	$12.73	$10.53

Total return	(2.80	)%(b)	6.09%	17.25%	19.31%	21.55%	5.59%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$6,613,240		$7,017,707	$6,620,996	$5,749,576	$3,493,961	$1,174,150
Net expenses	0.65	%(c)	0.66%	0.65%	0.66%	0.66%	0.67%
Gross expenses	0.65	%(c)	0.66%	0.65%	0.66%	0.66%	0.67%
Net investment income	0.62	%(c)	0.60%	0.64%	0.69%	0.82%	0.69%
Portfolio turnover rate	9%		7%	11%	8%	11%	27	%(d)

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.
(d)	Portfolio turnover would have been 6% if excluding the transfer in-kind amounts that occurred during the period.

See accompanying notes to financial statements.

|  32

Financial Highlights (continued)

For a share outstanding throughout each period.

	Strategic Income Fund—Class A
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of the period	$14.25		$14.39	$14.84	$14.70	$14.70	$16.75

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.26		0.57	0.52	0.56	0.57	0.64
Net realized and unrealized gain (loss)	(1.64)		(0.16)	(0.33)	0.42	0.61	(1.74)

Total from Investment Operations	(1.38)		0.41	0.19	0.98	1.18	(1.10)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.23)		(0.48)	(0.57)	(0.52)	(0.36)	(0.57)
Net realized capital gains	(0.03)		(0.07)	(0.07)	(0.32)	(0.82)	(0.38)

Total Distributions	(0.26)		(0.55)	(0.64)	(0.84)	(1.18)	(0.95)

Net asset value, end of the period	$12.61		$14.25	$14.39	$14.84	$14.70	$14.70

Total return(b)	(9.94	)%(c)	3.02%	1.34%	7.01%	8.72%	(6.88)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,535,893		$1,835,813	$1,986,300	$1,999,385	$2,514,770	$3,318,262
Net expenses	0.96	%(d)	0.96%	0.96%	0.96%	0.96%	0.94%
Gross expenses	0.96	%(d)	0.96%	0.96%	0.96%	0.96%	0.94%
Net investment income	3.69	%(d)	4.03%	3.57%	3.82%	4.01%	3.95%
Portfolio turnover rate	14%		13%	6%	11%	17%	23%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

33  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Strategic Income Fund—Class C
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of the period	$14.39		$14.52	$14.97	$14.81	$14.80	$16.85

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.21		0.47	0.41	0.45	0.47	0.52
Net realized and unrealized gain (loss)	(1.66)		(0.16)	(0.33)	0.44	0.61	(1.74)

Total from Investment Operations	(1.45)		0.31	0.08	0.89	1.08	(1.22)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)		(0.37)	(0.46)	(0.41)	(0.25)	(0.45)
Net realized capital gains	(0.03)		(0.07)	(0.07)	(0.32)	(0.82)	(0.38)

Total Distributions	(0.21)		(0.44)	(0.53)	(0.73)	(1.07)	(0.83)

Net asset value, end of the period	$12.73		$14.39	$14.52	$14.97	$14.81	$14.80

Total return(b)	(10.34	)%(c)	2.27%	0.60%	6.20%	7.91%	(7.60)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$434,916		$676,602	$1,153,853	$2,248,939	$3,433,204	$4,295,139
Net expenses	1.71	%(d)	1.71%	1.71%	1.71%	1.71%	1.69%
Gross expenses	1.71	%(d)	1.71%	1.71%	1.71%	1.71%	1.69%
Net investment income	2.98	%(d)	3.30%	2.79%	3.08%	3.26%	3.20%
Portfolio turnover rate	14%		13%	6%	11%	17%	23%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  34

Financial Highlights (continued)

For a share outstanding throughout each period.

	Strategic Income Fund—Class N
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of the period	$14.24		$14.38	$14.83	$14.69	$14.69	$16.73

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.28		0.61	0.56	0.60	0.61	0.69
Net realized and unrealized gain (loss)	(1.64)		(0.16)	(0.32)	0.43	0.62	(1.73)

Total from Investment Operations	(1.36)		0.45	0.24	1.03	1.23	(1.04)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.26)		(0.52)	(0.62)	(0.57)	(0.41)	(0.62)
Net realized capital gains	(0.03)		(0.07)	(0.07)	(0.32)	(0.82)	(0.38)

Total Distributions	(0.29)		(0.59)	(0.69)	(0.89)	(1.23)	(1.00)

Net asset value, end of the period	$12.59		$14.24	$14.38	$14.83	$14.69	$14.69

Total return	(9.87	)%(b)	3.37%	1.67%	7.38%	9.09%	(6.58)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$171,259		$202,989	$176,456	$141,695	$130,637	$83,405
Net expenses	0.64	%(c)	0.63%	0.63%	0.63%	0.63%	0.62%
Gross expenses	0.64	%(c)	0.63%	0.63%	0.63%	0.63%	0.62%
Net investment income	4.02	%(c)	4.36%	3.91%	4.13%	4.34%	4.33%
Portfolio turnover rate	14%		13%	6%	11%	17%	23%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

35  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Strategic Income Fund—Class Y
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of the period	$14.23		$14.38	$14.83	$14.69	$14.69	$16.73

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.28		0.60	0.55	0.59	0.61	0.68
Net realized and unrealized gain (loss)	(1.64)		(0.17)	(0.32)	0.43	0.61	(1.73)

Total from Investment Operations	(1.36)		0.43	0.23	1.02	1.22	(1.05)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.25)		(0.51)	(0.61)	(0.56)	(0.40)	(0.61)
Net realized capital gains	(0.03)		(0.07)	(0.07)	(0.32)	(0.82)	(0.38)

Total Distributions	(0.28)		(0.58)	(0.68)	(0.88)	(1.22)	(0.99)

Net asset value, end of the period	$12.59		$14.23	$14.38	$14.83	$14.69	$14.69

Total return	(9.84	)%(b)	3.22%	1.66%	7.22%	9.00%	(6.65)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$3,573,395		$4,316,010	$5,118,016	$5,702,607	$5,350,759	$7,018,369
Net expenses	0.71	%(c)	0.71%	0.71%	0.71%	0.71%	0.69%
Gross expenses	0.71	%(c)	0.71%	0.71%	0.71%	0.71%	0.69%
Net investment income	3.95	%(c)	4.28%	3.82%	4.04%	4.26%	4.21%
Portfolio turnover rate	14%		13%	6%	11%	17%	23%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  36

Financial Highlights (continued)

For a share outstanding throughout each period.

	Strategic Income Fund—Admin Class
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019		Year Ended September 30, 2018		Year Ended September 30, 2017		Year Ended September 30, 2016		Year Ended September 30, 2015
Net asset value, beginning of the period	$14.20		$14.34		$14.79		$14.65		$14.66		$16.70

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.24		0.53		0.48		0.52		0.53		0.60
Net realized and unrealized gain (loss)	(1.64)		(0.16)		(0.33)		0.43		0.61		(1.73)

Total from Investment Operations	(1.40)		0.37		0.15		0.95		1.14		(1.13)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)		(0.44)		(0.53)		(0.49)		(0.33)		(0.53)
Net realized capital gains	(0.03)		(0.07)		(0.07)		(0.32)		(0.82)		(0.38)

Total Distributions	(0.24)		(0.51)		(0.60)		(0.81)		(1.15)		(0.91)

Net asset value, end of the period	$12.56		$14.20		$14.34		$14.79		$14.65		$14.66

Total return	(10.09	)%(b)	2.78%		1.09%		6.79%		8.42%		(7.13)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$103,214		$121,903		$133,220		$142,871		$143,275		$141,844
Net expenses	1.21	%(c)	1.20	%(d)	1.20	%(d)	1.19	%(e)	1.20	%(d)	1.19%
Gross expenses	1.21	%(c)	1.20	%(d)	1.20	%(d)	1.19	%(e)	1.20	%(d)	1.19%
Net investment income	3.45	%(c)	3.80%		3.33%		3.57%		3.76%		3.73%
Portfolio turnover rate	14%		13%		6%		11%		17%		23%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.
(d)	Includes refund of prior year service fee of 0.01%.
(e)	Includes refund of prior year service fee of 0.02%.

See accompanying notes to financial statements.

37  |

Notes to Financial Statements

March 31, 2020 (Unaudited)

1.  Organization.  Loomis Sayles Funds II (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles Growth Fund (the “Growth Fund”)

Loomis Sayles Strategic Income Fund (the “Strategic Income Fund”)

Each Fund is a diversified investment company.

Growth Fund was closed to new investors effective April 28, 2017. Growth Fund offers Class A, Class C, Class N, and Class Y shares to defined contribution and defined benefit plans, clients of registered investment advisers and registered representatives trading through intermediary programs/platforms on which the Fund is already available and existing shareholders. Strategic Income Fund offers Class A, Class C, Class N, Class Y and Admin Class shares.

Class A shares are sold with a maximum front-end sales charge of 5.75% for Growth Fund and 4.25% for Strategic Income Fund. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for ten years (at which point they automatically convert to Class A shares) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts as outlined in the relevant Funds’ prospectus. Admin Class shares do not pay a front-end sales charge or a CDSC, but do pay a Rule 12b-1 fee. Admin Class shares are offered exclusively through intermediaries.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust. Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A, Class C and Admin Class), and transfer agent fees are borne collectively for Class A, Class C, Class Y, and Admin Class and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were

|  38

Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

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Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Funds’ pricing policies and procedures.

As of March 31, 2020, securities held by Strategic Income Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$229,992,568	4.0%	$24,716,997	0.4%

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized

|  40

Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

For the six months ended March 31, 2020, the amount of income available to be distributed by Strategic Income Fund has been reduced by $35,733,552 as a result of losses arising from changes in exchange rates.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Federal and Foreign Income Taxes.  The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment

41  |

Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2020 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

e.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as distribution re-designations, defaulted and/or non-income producing securities, foreign currency gains and losses, premium amortization, convertible bonds, paydown gains and losses, partnership basis adjustments and deferred Trustees’ fees. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to corporate actions, deferred Trustees’ fees, wash sales, premium amortization, return of capital distributions received, trust preferred securities, defaulted and/or non-income producing securities,

|  42

Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

contingent payment debt instruments, partnership basis adjustments and convertible bonds. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are reported as distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2019 was as follows:

	2019 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Growth Fund	$44,783,074	$359,635,192	$404,418,266
Strategic Income Fund	263,812,130	37,679,164	301,491,294

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

As of March 31, 2020, unrealized appreciation (depreciation) on a tax basis was approximately as follows:

	Growth Fund	Strategic Income Fund
Unrealized appreciation (depreciation)
Investments	$2,101,615,012	$(617,972,250)
Foreign currency translations	—	(571,004,275)

Total unrealized appreciation (depreciation)	$2,101,615,012	$(1,188,976,525)

As of March 31, 2020, the tax cost of investments and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	Growth Fund	Strategic Income Fund
Federal tax cost	$6,216,925,889	$6,949,107,737

Gross tax appreciation	$2,359,120,739	$377,508,555
Gross tax depreciation	(257,505,727)	(1,563,954,516)

Net tax appreciation (depreciation)	$2,101,615,012	$(1,186,445,961)

43  |

Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

The difference between these amounts and those reported in the preceding table are primarily attributable to foreign currency mark-to-market.

Amounts in the tables above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales.

f.  Senior Loans.  Strategic Income Fund may invest in senior loans to corporate, governmental or other borrowers. Senior loans, which include both secured and unsecured loans made by banks and other financial institutions to corporate customers, typically hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. Senior Loans can include term loans, revolving credit facility loans and second lien loans. A senior loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the senior loan, as specified in the loan agreement. Large loans may be shared or syndicated among several lenders. The Fund may enter into the primary syndicate for a loan or it may also purchase all or a portion of loans from other lenders (sometimes referred to as loan assignments), in either case becoming a direct lender. Senior loans outstanding at the end of the period are listed in the Fund’s Portfolio of Investments.

g.  Loan Participations.  A Fund’s investments in senior loans may be in the form of participations in loans. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk from both the party from whom it purchased the loan participation and the borrower. Additionally, a Fund may have minimal control over the terms of any loan modification. Loan participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

There were no loan participations held by the Funds as of March 31, 2020.

h.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2020, each

|  44

Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

i.  Securities Lending.  The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended March 31, 2020, neither Fund had loaned securities under this agreement.

j.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

k.  New Accounting Pronouncement.  In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update introduces new fair value disclosure requirements, eliminates some prior fair value disclosure requirements, and modifies certain existing fair value disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. An entity is permitted to early adopt any eliminated or modified disclosures upon issuance of the update and delay adoption of any new disclosures until the required effective date. Management has evaluated the impact of

45  |

Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

the adoption of ASU 2018-13 and has determined to early adopt the removal of (i) the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and (ii) the policy for timing of transfers between levels. New disclosures required by ASU 2018-13 will be incorporated in the Funds’ semiannual financial statements as of March 31, 2021.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Funds by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Funds’ adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

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Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2020, at value:

Growth Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$8,197,351,885	$—	$—	$8,197,351,885
Short-Term Investments	—	121,189,016	—	121,189,016

Total	$8,197,351,885	$121,189,016	$—	$8,318,540,901

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Strategic Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$6,743,104	$24,331,543	(b)(c)	$31,074,647
Finance Companies	1,894,805	230,855,370	—		232,750,175
Independent Energy	—	80,017,234	285,076	(c)(d)	80,302,310
All Other Non-Convertible Bonds(a)	—	3,319,928,679	—		3,319,928,679

Total Non-Convertible Bonds	1,894,805	3,637,544,387	24,616,619		3,664,055,811

Convertible Bonds
Independent Energy	—	5,752,269	1,314,060	(e)	7,066,329
All Other Convertible Bonds(a)	—	243,238,700	—		243,238,700

Total Convertible Bonds	—	248,990,969	1,314,060		250,305,029

Municipals(a)	—	85,178,816	—		85,178,816

Total Bonds and Notes	1,894,805	3,971,714,172	25,930,679		3,999,539,656

Senior Loans(a)	—	35,233,368	—		35,233,368
Common Stocks
Chemicals	—	6,725,551	—		6,725,551
Media	3,640,794	497,943	—		4,138,737
Oil, Gas & Consumable Fuels	203,749	2,593,284	100,378	(c)(d)	2,897,411

47  |

Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

Strategic Income Fund (continued)

Asset Valuation Inputs (continued)

Description	Level 1	Level 2	Level 3		Total
Specialty Retail	—	—	—	(c)	—
All Other Common Stocks(a)	611,507,510	—	—		611,507,510

Total Common Stocks	615,352,053	9,816,778	100,378		625,269,209

Preferred Stocks
Convertible Preferred Stocks
Independent Energy	748,969	2,082,618	—		2,831,587
Midstream	10,418,771	2,082,584	—		12,501,355
All Other Convertible Preferred Stocks(a)	10,857,232	—	—		10,857,232

Total Convertible Preferred Stocks	22,024,972	4,165,202	—		26,190,174

Non-Convertible Preferred Stocks
REITs – Office Property	—	1,675,800	—		1,675,800
REITs – Warehouse/Industrials	—	8,365,824	—		8,365,824
All Other Non-Convertible Preferred Stocks(a)	1,038,672	—	—		1,038,672

Total Non-Convertible Preferred Stocks	1,038,672	10,041,624	—		11,080,296

Total Preferred Stocks	23,063,644	14,206,826	—		37,270,470

Closed-End Investment Companies	1,406,529	—	—		1,406,529
Warrants	—	4,793,656	—		4,793,656
Short-Term Investments	—	1,059,148,888	—		1,059,148,888

Total	$641,717,031	$5,094,913,688	$26,031,057		$5,762,661,776

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Fair valued by the Fund’s adviser using a broker-dealer bid price provided by a single market maker.
(c)	Includes a security fair valued at zero by the Fund’s adviser using Level 3 inputs.
(d)	Fair valued by the Fund’s adviser.
(e)	Valued using broker-dealer bid prices.

|  48

Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2019 and/or March 31, 2020:

Strategic Income Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2019		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
ABS Other	$23,351,916	(a)	$—	$—	$366,089	$744,328
Independent Energy	3,593,400	(a)	167,702	—	(3,476,026)	—
Convertible Bonds
Independent Energy	—		315,969	—	(25,018,667)	2,707,088
Common Stocks
Oil, Gas & Consumable Fuels	1,569	(a)	—	—	(582,491)	—
Specialty Retail	—	(a)	—	—	—	—
Preferred Stocks
Convertible Preferred Stocks
Independent Energy	11,391,481		—	—	—	—
Midstream	25,613,285		—	—	—	—

Total	$63,951,651		$483,671	$—	$(28,711,095)	$3,451,416

49  |

Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

Strategic Income Fund (continued)

Asset Valuation Inputs (continued)

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2020		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2020
Bonds and Notes
Non-Convertible Bonds
ABS Other	$(130,790)	$—	$—	$24,331,543	(a)	$423,834
Independent Energy	—	—	—	285,076	(a)	(3,476,026)
Convertible Bonds
Independent Energy	—	23,309,670	—	1,314,060		(25,018,667)
Common Stocks
Oil, Gas & Consumable Fuels	—	681,300	—	100,378	(a)	(582,491)
Specialty Retail	—	—	—	—	(a)	—
Preferred Stocks
Convertible Preferred Stocks
Independent Energy	—	—	(11,391,481)	—		—
Midstream	—	—	(25,613,285)	—		—

Total	$(130,790)	$23,990,970	$(37,004,766)	$26,031,057		$(28,653,350)

(a)	Includes a security fair valued at zero using Level 3 Inputs.

A debt security valued at $23,309,670 was transferred from Level 2 to Level 3 during the period ended March 31, 2020. At September 30, 2019, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2020, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

|  50

Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

A common stock valued at $681,300 was transferred from Level 2 to Level 3 during the period ended March 31, 2020. At September 30, 2019, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2020, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service was unable to price the security.

Preferred stocks valued at $37,004,766 were transferred from Level 3 to Level 2 during the period ended March 31, 2020. At September 30, 2019, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the securities. At March 31, 2020, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

4.  Purchases and Sales of Securities.  For the six months ended March 31, 2020, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:

	U.S. Government/Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Growth Fund	$—	$—	$794,560,104	$1,048,656,896
Strategic Income Fund	710,139,613	162,619,414	57,216,430	757,728,173

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC (“Natixis”), which is part of Natixis Investment Managers, an international asset management group based in Paris, France.

Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $200 million	Next $1.8 billion	Next $13 billion	Next $10 billion	Over $25 billion
Growth Fund	0.50%	0.50%	0.50%	0.50%	0.50%
Strategic Income Fund	0.65%	0.60%	0.55%	0.54%	0.53%

Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes,

51  |

Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until January 31, 2021, may be terminated before then only with the consent of the Funds’ Board of Trustees and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended March 31, 2020 the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y	Admin Class
Growth Fund	1.25%	2.00%	0.95%	1.00%	—
Strategic Income Fund	1.25%	2.00%	0.95%	1.00%	1.50%

Loomis Sayles shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended March 31, 2020, the management fees for each Fund were as follows:

Fund	Gross Management Fees	Percentage of Average Daily Net Assets
Growth Fund	$23,111,090	0.50%
Strategic Income Fund	19,394,989	0.57%

No expenses were recovered for either Fund during the six months ended March 31, 2020 under the terms of the expense limitation agreements.

b.  Service and Distribution Fees.  Natixis Distribution, L.P. (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trust.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”), a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”), and Strategic Income

|  52

Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

Fund has adopted a Distribution Plan relating to its Admin Class shares (the “Admin Class Plan”).

Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.

Under the Admin Class Plan, Strategic Income Fund pays Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Admin Class shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Admin Class shares or for payments made by Natixis Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Admin Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

In addition, the Admin Class shares of Strategic Income Fund may pay Natixis Distribution an administrative service fee, at an annual rate not to exceed 0.25% of the average daily net assets attributable to Admin Class shares. These fees are subsequently paid to securities dealers or financial intermediaries for providing personal services and/or account maintenance for their customers who hold such shares.

For the six months ended March 31, 2020, the service and distribution fees for each Fund were as follows:

	Service Fees			Distribution Fees
Fund	Class A	Class C	Admin Class	Class C	Admin Class
Growth Fund	$1,618,610	$152,539	$—	$457,616	$—
Strategic Income Fund	2,276,550	689,738	151,683	2,069,214	151,683

53  |

Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

c.   Administrative Fees.  Natixis Advisors, L.P. (“Natixis Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trust and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

For the six months ended March 31, 2020, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Growth Fund	$2,027,378
Strategic Income Fund	1,502,898

d.   Sub-Transfer Agent Fees.  Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended March 31, 2020, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Growth Fund	$3,511,848
Strategic Income Fund	2,544,242

|  54

Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

As of March 31, 2020, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Growth Fund	$65,938
Strategic Income Fund	23,181

Sub-transfer agent fees attributable to Class A, Class C, Class Y, and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.   Commissions.   Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended March 31, 2020, were as follows:

Fund	Commissions
Growth Fund	$16,491
Strategic Income Fund	22,775

f.   Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $369,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $199,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee, the chairperson of the Audit Committee and the chairperson of the Governance Committee each receive an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to January 1, 2020, the Chairperson of the Board received a retainer fee at the annual rate of $360,000 and each Independent Trustee (other than the Chairperson)

55  |

Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

received, in the aggregate, a retainer fee at the annual rate of $190,000, and the chairperson of the Governance Committee received an additional retainer fee at the annual rate of $15,000. All other Trustee fees remained unchanged.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trust.

g.   Affiliated Ownership.   As of March 31, 2020, Loomis Sayles Funded Pension Plan and Trust and Loomis Sayles Employees’ Profit Sharing Retirement Plan held shares of Growth Fund representing 0.17% and 0.72%, respectively, of the Fund’s net assets.

Investment activities of affiliated shareholders could have material impacts on the Fund.

|  56

Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

h.   Affiliated Transactions.  As a result of a business restructuring, Strategic Income Fund received common stock shares of Bellatrix Exploration Ltd. (the “Company”) which constitutes more than 5% of the voting securities of the Company. As such, the Company is considered to be an affiliate. A summary of affiliated transactions for the six months ended March 31, 2020, is as follows:

	Beginning Value	Purchase Cost	Sales Proceeds	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Investment Income
Bellatrix Exploration Ltd., 8.500%	$3,593,400	$—	$—	$12,191	$—	$(3,320,515)	$285,076	$—
Bellatrix Exploration Ltd., 12.500% (9.500% PIK, 3.000% Cash)	—	—	—	155,511	—	(155,511)	—	—
Bellatrix Exploration Ltd.	—	—	—	—	—	—	—	—

	$3.593,400	$—	$—	$167,702	$—	$(3,476,026)	$285,076	$—

6.  Class-Specific Transfer Agent Fees and Expenses.  Transfer agent fees and expenses attributable to Class A, Class C, Class Y and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

For the six months ended March 31, 2020, the Funds incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y	Admin Class
Growth Fund	$569,015	$53,607	$2,176	$3,202,562	$—
Strategic Income Fund	736,736	223,500	2,130	1,679,771	49,085

7.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject

57  |

Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and certain other legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected in legal fees and/or miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

For the six months ended March 31, 2020, neither Fund had borrowings under this agreement.

8.  Risk.  Strategic Income Fund’s investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Global markets have experienced periods of high volatility triggered by the rapidly evolving public health emergency known as coronavirus (“COVID-19”). As the situation continues to unfold, the extent and duration of the impact that the COVID-19 outbreak may have on financial markets and the economy as a whole remains highly uncertain. If the effects of the COVID-19 outbreak on financial markets and the economy continue for an extended period of time, the Funds’ future financial and investment results may be adversely affected.

9.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2020, based on management’s evaluation of the shareholder account base, the Growth Fund had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

	Number of 5% Account Holders	Percentage of Ownership
Growth Fund	4	48.93%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary

|  58

Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

customer are included in the table above. For other omnibus accounts, the Fund does not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

10.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended March 31, 2020		Year Ended September 30, 2019
Growth Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	9,430,803	$154,436,882	19,091,773	$297,048,970
Issued in connection with the reinvestment of distributions	1,535,788	26,261,971	3,582,164	47,177,097
Redeemed	(14,411,222)	(233,286,303)	(12,138,033)	(185,450,226)

Net change	(3,444,631)	$(52,587,450)	10,535,904	$158,775,841

Class C
Issued from the sale of shares	569,054	$8,523,047	1,154,714	$15,338,399
Issued in connection with the reinvestment of distributions	120,727	1,870,055	332,911	3,998,270
Redeemed	(1,192,627)	(17,557,594)	(2,056,040)	(28,433,099)

Net change	(502,846)	$(7,164,492)	(568,415)	$(9,096,430)

Class N
Issued from the sale of shares	12,980,479	$234,614,931	8,887,567	$147,132,489
Issued in connection with the reinvestment of distributions	728,950	13,354,361	2,024,898	28,510,563
Redeemed	(9,532,900)	(172,465,963)	(43,548,774)	(706,227,218)

Net change	4,176,529	$75,503,329	(32,636,309)	$(530,584,166)

Class Y
Issued from the sale of shares	59,851,467	$1,049,175,456	117,111,537	$1,914,578,957
Issued in connection with the reinvestment of distributions	8,337,704	152,830,107	16,819,594	236,988,075
Redeemed	(69,851,763)	(1,227,580,408)	(111,406,135)	(1,805,455,678)

Net change	(1,662,592)	$(25,574,845)	22,524,996	$346,111,354

Decrease from capital share transactions	(1,433,540)	$(9,823,458)	(143,824)	$(34,793,401)

59  |

Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

10.  Capital Shares (continued).

	Six Months Ended March 31, 2020		Year Ended September 30, 2019
Strategic Income Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	14,705,227	$208,470,285	27,644,005	$388,066,928
Issued in connection with the reinvestment of distributions	1,709,124	24,177,052	3,733,655	52,153,952
Redeemed	(23,389,704)	(328,260,614)	(40,562,001)	(568,498,683)

Net change	(6,975,353)	$(95,613,277)	(9,184,341)	$(128,277,803)

Class C
Issued from the sale of shares	1,067,108	$15,176,968	2,930,132	$41,347,083
Issued in connection with the reinvestment of distributions	355,366	5,091,107	1,354,833	19,052,625
Redeemed	(14,283,175)	(204,044,386)	(36,710,107)	(519,364,178)

Net change	(12,860,701)	$(183,776,311)	(32,425,142)	$(458,964,470)

Class N
Issued from the sale of shares	3,230,792	$45,777,321	5,710,006	$80,153,591
Issued in connection with the reinvestment of distributions	258,355	3,649,677	502,914	7,022,689
Redeemed	(4,146,896)	(58,459,529)	(4,226,437)	(59,477,704)

Net change	(657,749)	$(9,032,531)	1,986,483	$27,698,576

Class Y
Issued from the sale of shares	39,289,569	$528,682,656	60,558,641	$847,970,819
Issued in connection with the reinvestment of distributions	4,284,788	60,494,634	10,011,095	139,677,190
Redeemed	(62,949,974)	(869,101,851)	(123,342,737)	(1,721,792,645)

Net change	(19,375,617)	$(279,924,561)	(52,773,001)	$(734,144,636)

Admin Class
Issued from the sale of shares	769,026	$10,984,945	1,029,988	$14,399,151
Issued in connection with the reinvestment of distributions	136,302	1,921,442	293,184	4,080,471
Redeemed	(1,271,804)	(17,478,925)	(2,027,234)	(28,358,878)

Net change	(366,476)	$(4,572,538)	(704,062)	$(9,879,256)

Decrease from capital share transactions	(40,235,896)	$(572,919,218)	(93,100,063)	$(1,303,567,589)

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Semiannual Report

March 31, 2020

Loomis Sayles Core Plus Bond Fund

Loomis Sayles Global Allocation Fund

IMPORTANT NOTICE TO SHAREHOLDERS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you wish to continue receiving paper copies of your shareholder reports after January 1, 2021, you can inform the Fund at any time by calling 1-800-225-5478. If you hold your account with a financial intermediary and you wish to continue receiving paper copies after January 1, 2021, you should call your financial intermediary directly. Paper copies are provided free of charge, and your election to receive reports in paper will apply to all funds held with the Natixis Funds complex. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You currently may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically at www.icsdelivery.com/natixisfunds.

LOOMIS SAYLES CORE PLUS BOND FUND

Managers	Symbols

Ian Anderson	Class A NEFRX

Peter W. Palfrey, CFA®	Class C NECRX

Richard G. Raczkowski	Class N NERNX

Barath Sankaran, CFA®	Class Y NERYX

Loomis, Sayles & Company, L.P.

Investment Goal

The Fund seeks high total investment return through a combination of current income and capital appreciation.

1  |

Average Annual Total Returns — March 31, 20203

					Life of	Expense Ratios[4]
	6 Months	1 Year	5 Years	10 Years	Class N	Gross	Net

Class Y (Inception 12/30/94)
NAV	1.86%	6.93%	3.45%	5.05%	—	0.48%	0.48%

Class A (Inception 11/7/73)
NAV	1.75	6.64	3.19	4.78	—	0.73	0.73
With 4.25% Maximum Sales Charge	-2.59	2.09	2.29	4.32	—

Class C (Inception 12/30/94)
NAV	1.44	5.92	2.43	4.00	—	1.48	1.48
With CDSC[1]	0.44	4.92	2.43	4.00	—

Class N (Inception 2/1/13)
NAV	1.91	7.02	3.55	—	3.42	0.39	0.39

Comparative Performance
Bloomberg Barclays U.S. Aggregate Bond Index[2]	3.33	8.93	3.36	3.88	3.20

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. Performance for other share classes will be greater or less than shown based on differences and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

2

The Bloomberg Barclays U.S. Aggregate Bond Index is broad-based index that covers the U.S. dollar-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, government-related, corporate, mortgage-backed securities, asset-backed securities, and collateralized mortgage-backed securities sectors.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/21. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

|  2

LOOMIS SAYLES GLOBAL ALLOCATION FUND

Managers	Symbols

Daniel J. Fuss, CFA®, CIC	Class A LGMAX

Eileen N. Riley, CFA®	Class C LGMCX

David W. Rolley, CFA®	Class N LGMNX

Lee M. Rosenbaum	Class Y LSWWX

Loomis, Sayles & Company, L.P.

Investment Goal

The Fund seeks high total investment return through a combination of capital appreciation and current income.

3  |

Average Annual Total Returns — March 31, 20204

					Life of	Expense Ratios[5]
	6 Months	1 Year	5 Years	10 Years	Class N	Gross	Net

Class Y (Inception 5/1/96)
NAV	-8.98%	-3.15%	5.22%	7.99%	—	0.91%	0.91%

Class A (Inception 2/1/06)
NAV	-9.11	-3.38	4.95	7.71	—	1.16	1.16
With 5.75% Maximum Sales Charge	-14.34	-8.92	3.72	7.08	—

Class C (Inception 2/1/06)
NAV	-9.45	-4.09	4.17	6.91	—	1.91	1.91
With CDSC[1]	-10.34	-5.03	4.17	6.91	—

Class N (Inception 2/1/17)
NAV	-8.96	-3.04	—	—	6.50	0.82	0.82

Comparative Performance
MSCI All Country World Index (Net)[2]	-14.33	-11.26	2.85	5.88	2.67
Blended Index[3]	-8.52	-4.94	2.99	4.72	3.33

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2	The MSCI All Country World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

3

The Blended Index is an unmanaged, blended index composed of the following weights: 60% MSCI All Country World Index (Net) and 40% Bloomberg Barclays Global Aggregate Bond Index. The Bloomberg Barclays Global Aggregate Bond Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian government, agency and corporate securities, and USD investment grade 144A securities.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/21. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

|  4

ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Fund’s website at im.natixis.com; and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities the most recent 12-month period ended June 30 is available from the Fund’s website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Natixis Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov.

CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.

5  |

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions; and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Fund’s prospectuses. The following examples are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the Fund from October 1, 2019 through March 31, 2020. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of the fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

LOOMIS SAYLES CORE PLUS BOND FUND	BEGINNING ACCOUNT VALUE 10/1/2019	ENDING ACCOUNT VALUE 3/31/2020	EXPENSES PAID DURING PERIOD* 10/1/2019 – 3/31/2020
Class A
Actual	$1,000.00	$1,017.50	$3.63
Hypothetical (5% return before expenses)	$1,000.00	$1,021.40	$3.64
Class C
Actual	$1,000.00	$1,014.40	$7.40
Hypothetical (5% return before expenses)	$1,000.00	$1,017.65	$7.41
Class N
Actual	$1,000.00	$1,019.10	$1.92
Hypothetical (5% return before expenses)	$1,000.00	$1,023.10	$1.92
Class Y
Actual	$1,000.00	$1,018.60	$2.37
Hypothetical (5% return before expenses)	$1,000.00	$1,022.65	$2.38

*

Expenses are equal to the Fund’s annualized expense ratio: 0.72%, 1.47%, 0.38% and 0.47% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), divided by 366 (to reflect the half-year period).

|  6

LOOMIS SAYLES GLOBAL ALLOCATION FUND	BEGINNING ACCOUNT VALUE 10/1/2019	ENDING ACCOUNT VALUE 3/31/2020	EXPENSES PAID DURING PERIOD* 10/1/2019 – 3/31/2020
Class A
Actual	$1,000.00	$908.90	$5.49
Hypothetical (5% return before expenses)	$1,000.00	$1,019.25	$5.81
Class C
Actual	$1,000.00	$905.50	$9.05
Hypothetical (5% return before expenses)	$1,000.00	$1,015.50	$9.57
Class N
Actual	$1,000.00	$910.40	$3.92
Hypothetical (5% return before expenses)	$1,000.00	$1,020.90	$4.14
Class Y
Actual	$1,000.00	$910.20	$4.30
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.55

*

Expenses are equal to the Fund’s annualized expense ratio: 1.15%, 1.90%, 0.82% and 0.90% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), divided by 366 (to reflect the half-year period).

7  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Core Plus Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 93.5% of Net Assets
Non-Convertible Bonds — 93.3%
	ABS Car Loan — 0.9%
$88,518	AmeriCredit Automobile Receivables Trust, Series 2015-4, Class C, 2.880%, 7/08/2021	$88,491
1,333,333	Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 2.500%, 7/20/2021, 144A	1,330,943
11,955,000	Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 2.990%, 6/20/2022, 144A	11,675,759
15,005,000	Avis Budget Rental Car Funding AESOP LLC, Series 2016-2A, Class A, 2.720%, 11/20/2022, 144A	14,703,473
10,350,000	Avis Budget Rental Car Funding AESOP LLC, Series 2017-1A, Class A, 3.070%, 9/20/2023, 144A	9,718,391
4,985,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class A, 3.450%, 3/20/2023, 144A	4,905,706
11,130,000	CarMax Auto Owner Trust, Series 2019-4, Class A2A, 2.010%, 3/15/2023	11,118,601
7,435,000	Credit Acceptance Auto Loan Trust, Series 2017-3A, Class B, 3.210%, 8/17/2026, 144A	7,387,058
2,089,178	Santander Drive Auto Receivables Trust, Series 2018-2, Class B, 3.030%, 9/15/2022	2,089,800
4,140,000	Santander Drive Auto Receivables Trust, Series 2018-2, Class C, 3.350%, 7/17/2023	4,120,746
2,475,000	Santander Drive Auto Receivables Trust, Series 2019-3, Class A3, 2.160%, 11/15/2022	2,442,893

		69,581,861

	ABS Credit Card — 0.1%
11,115,000	World Financial Network Credit Card Master Trust, Series 2016-A, Class A, 2.030%, 4/15/2025	11,061,612

	ABS Home Equity — 1.6%
2,059,268	Bayview Koitere Fund Trust, Series 2017-SPL3, Class A, 4.000%, 11/28/2053, 144A(a)	2,055,608
2,682,119	Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 4.000%, 4/28/2055, 144A	2,716,284
1,513,848	Bayview Opportunity Master Fund IVa Trust, Series 2017-RT1, Class A1, 3.000%, 3/28/2057, 144A(a)	1,489,467
8,129,856	Bayview Opportunity Master Fund IVa Trust, Series 2017-RT5, Class A, 3.500%, 5/28/2069, 144A(a)	8,172,129
4,515,209	Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL1, Class A, 4.000%, 10/28/2064, 144A(a)	4,511,409
1,857,802	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL2, Class A, 4.000%, 6/28/2054, 144A(a)	1,832,205
777,942	Colony American Finance Ltd., Series 2015-1, Class A, 2.896%, 10/15/2047, 144A	776,317
5,844,469	Corevest American Finance Trust, Series 2019-3, Class A, 2.705%, 10/15/2052, 144A	5,545,390
33,170	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(a)(b)(c)	32,730

See accompanying notes to financial statements.

|  8

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Home Equity — continued
$24,888,198	Invitation Homes Trust, Series 2018-SFR2, Class A, 1-month LIBOR + 0.900%, 1.605%, 6/17/2037, 144A(d)	$22,933,845
7,872,000	Lanark Master Issuer PLC, Series 2019-1A, Class 1A1, 3-month LIBOR + 0.770%, 2.453%, 12/22/2069, 144A(d)	7,815,951
2,026,772	Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 2.500%, 4/25/2057, 144A(a)	2,009,654
6,952,265	Onslow Bay Financial LLC, Series 2018-EXP1, Class 1A3, 4.000%, 4/25/2048, 144A(a)	6,987,130
2,095,943	Sequoia Mortgage Trust, Series 2017-CH1, Class A1, 4.000%, 8/25/2047, 144A(a)	2,117,096
1,972,871	Sequoia Mortgage Trust, Series 2017-CH2, Class A10, 4.000%, 12/25/2047, 144A(a)	1,971,009
4,655,483	Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.000%, 2/25/2048, 144A(a)	4,637,785
9,738,102	Sequoia Mortgage Trust, Series 2018-CH3, Class A2, 4.000%, 8/25/2048, 144A(a)	9,767,831
1,454,000	Towd Point Mortgage Trust, Series 2015-1, Class A5, 3.913%, 10/25/2053, 144A(a)	1,346,731
4,905,986	Towd Point Mortgage Trust, Series 2015-2, Class 1A12, 2.750%, 11/25/2060, 144A(a)	4,883,781
5,018,000	Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.750%, 4/25/2055, 144A(a)	4,721,442
4,991,315	Towd Point Mortgage Trust, Series 2016-2, Class A1A, 2.750%, 8/25/2055, 144A(a)	4,923,889
6,017,000	Towd Point Mortgage Trust, Series 2016-2, Class M2, 3.000%, 8/25/2055, 144A(a)	5,437,117
11,691,145	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.750%, 5/25/2058, 144A(a)	11,679,464

		118,364,264

	ABS Other — 0.1%
149,770	OneMain Financial Issuance Trust, Series 2016-1A, Class A, 3.660%, 2/20/2029, 144A	149,266
4,043,200	TAL Advantage V LLC, Series 2014-3A, Class A, 3.270%, 11/21/2039, 144A	3,818,751

		3,968,017

	ABS Student Loan — 0.1%
4,455,000	SoFi Professional Loan Program Trust, Series 2020-A, Class A2FX, 2.540%, 5/15/2046, 144A	4,305,508

	ABS Whole Business — 0.4%
19,051,275	Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/2047, 144A	17,944,045
14,262,800	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2I, 4.262%, 9/05/2048, 144A	13,441,691

		31,385,736

See accompanying notes to financial statements.

9  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Aerospace & Defense — 0.6%
$921,000	Bombardier, Inc., 5.750%, 3/15/2022, 144A	$697,658
14,932,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	13,177,490
1,910,000	General Dynamics Corp., 4.250%, 4/01/2050	2,405,056
4,935,000	Huntington Ingalls Industries, Inc., 4.200%, 5/01/2030, 144A	5,115,201
28,015,000	Textron, Inc., 3.000%, 6/01/2030	26,188,490

		47,583,895

	Agency Commercial Mortgage-Backed Securities — 2.7%
15,165,000	Federal National Mortgage Association, Series 2015-M15, Class A2, 2.923%, 10/25/2025(a)	16,118,822
6,750,000	Federal National Mortgage Association, Series 2015-M17, Class A2, 2.931%, 11/25/2025(a)	7,163,656
10,975,000	Federal National Mortgage Association, Series 2016-M4, Class A2, 2.576%, 3/25/2026	11,635,212
20,355,000	Federal National Mortgage Association, Series 2017-M14, Class A2, 2.876%, 11/25/2027(a)	22,094,811
1,660,000	Federal National Mortgage Association, Series 2017-M15, Class A2, 2.959%, 9/25/2027(a)	1,781,347
7,591,000	Federal National Mortgage Association, Series 2017-M3, Class A2, 2.483%, 12/25/2026(a)	7,904,097
6,538,096	Federal National Mortgage Association, Series 2017-M7, Class A2, 2.961%, 2/25/2027(a)	7,192,248
11,860,279	Federal National Mortgage Association, Series 2018-M1, Class A2, 2.985%, 12/25/2027(a)	12,950,846
2,460,000	Federal National Mortgage Association, Series 2018-M10, Class A2, 3.384%, 7/25/2028(a)	2,735,040
17,925,000	Federal National Mortgage Association, Series 2018-M7, Class A2, 3.052%, 3/25/2028(a)	19,565,299
4,665,000	Federal National Mortgage Association, Series 2018-M8, Class A2, 3.325%, 6/25/2028(a)	5,359,155
7,350,000	FHLMC Multifamily Structured Pass Through Certificates, Series K725, Class A2, 3.002%, 1/25/2024	7,775,191
2,770,000	FHLMC Multifamily Structured Pass Through Certificates, Series K058, Class A2, 2.653%, 8/25/2026	2,970,905
6,195,000	FHLMC Multifamily Structured Pass Through Certificates, Series K061, Class A2, 3.347%, 11/25/2026(a)	6,897,727
6,995,000	FHLMC Multifamily Structured Pass Through Certificates, Series K062, Class A2, 3.413%, 12/25/2026	7,827,935
5,105,490	FHLMC Multifamily Structured Pass Through Certificates, Series K063, Class A2, 3.430%, 1/25/2027(a)	5,717,658
915,000	FHLMC Multifamily Structured Pass Through Certificates, Series K069, Class A2, 3.187%, 9/25/2027(a)	1,028,738
1,310,000	FHLMC Multifamily Structured Pass Through Certificates, Series K071, Class A2, 3.286%, 11/25/2027	1,484,671
8,045,000	FHLMC Multifamily Structured Pass Through Certificates, Series K072, Class A2, 3.444%, 12/25/2027	9,208,487
2,550,000	FHLMC Multifamily Structured Pass Through Certificates, Series K073, Class A2, 3.350%, 1/25/2028	2,901,853

See accompanying notes to financial statements.

|  10

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$10,465,000	FHLMC Multifamily Structured Pass Through Certificates, Series K084, Class A2, 3.780%, 10/25/2028(a)	$12,277,566
11,410,000	FHLMC Multifamily Structured Pass Through Certificates, Series K727, Class A2, 2.946%, 7/25/2024	12,058,056
2,151,433	FNMA, 2.880%, 12/01/2027	2,367,848
6,485,000	FNMA, 2.900%, 12/01/2027	7,146,871
5,035,000	FNMA, 2.950%, 11/01/2027	5,563,883
1,816,621	FNMA, 3.015%, 7/01/2028	2,018,204

		201,746,126

	Airlines — 0.0%
2,217,826	Continental Airlines Pass Through Certificates, Series 2012-2, Class A, 4.000%, 4/29/2026	2,081,696
485,899	Continental Airlines Pass Through Trust, Series 2010-1, Class A, 4.750%, 7/12/2022	489,437

		2,571,133

	Automotive — 2.2%
12,010,000	Ford Motor Credit Co. LLC, 3.336%, 3/18/2021	11,527,198
27,688,000	Ford Motor Credit Co. LLC, 5.750%, 2/01/2021	26,857,360
16,412,000	Ford Motor Credit Co. LLC, 5.875%, 8/02/2021	16,083,760
18,701,000	General Motors Co., 5.000%, 4/01/2035	14,035,104
8,335,000	General Motors Financial Co., Inc., 2.900%, 2/26/2025	7,204,989
12,215,000	Hyundai Capital America, 2.650%, 2/10/2025, 144A	11,427,987
22,752,000	Hyundai Capital America, 3.000%, 10/30/2020, 144A	22,743,537
8,790,000	Hyundai Capital America, 3.000%, 2/10/2027, 144A	8,147,637
16,010,000	Lear Corp., 5.250%, 5/15/2049	13,896,048
10,350,000	Toyota Motor Corp., 2.358%, 7/02/2024	10,345,993
12,805,000	Toyota Motor Credit Corp., MTN, 3.375%, 4/01/2030	12,930,108
8,370,000	Volkswagen Group of America Finance LLC, 3.200%, 9/26/2026, 144A	8,049,051

		163,248,772

	Banking — 8.4%
21,085,000	American Express Co., 2.500%, 7/30/2024	21,328,615
11,855,000	Banco Santander Chile, 2.700%, 1/10/2025, 144A	11,356,497
16,016,000	Banco Santander Chile, 3.875%, 9/20/2022, 144A	15,735,720
31,480,000	Bangkok Bank PCL, 4.050%, 3/19/2024, 144A	33,220,228
10,172,000	Bank of America Corp., (fixed rate to 12/20/2022, variable rate thereafter), 3.004%, 12/20/2023	10,377,436
45,265,000	Bank of America Corp., (fixed rate to 4/23/2026, variable rate thereafter), MTN, 3.559%, 4/23/2027	47,366,449
7,058,000	Barclays PLC, 3.200%, 8/10/2021	6,985,725
31,390,000	BNP Paribas S.A., (fixed rate to 11/19/2024, variable rate thereafter), 2.819%, 11/19/2025, 144A	31,006,026
14,545,000	Capital One NA, 2.150%, 9/06/2022	14,154,334
7,000,000	Citigroup, Inc., 4.000%, 8/05/2024	7,142,812
30,055,000	Citigroup, Inc., 4.050%, 7/30/2022	30,506,855
6,165,000	Credit Suisse AG, 2.100%, 11/12/2021	6,147,245
35,820,000	DNB Bank ASA, 2.150%, 12/02/2022, 144A	35,377,595

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Banking — continued
$12,701,000	Goldman Sachs Group, Inc. (The), 3.625%, 1/22/2023	$13,034,044
13,448,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	17,801,985
2,605,000	HSBC Holdings PLC, 4.950%, 3/31/2030(e)(f)	2,844,656
19,915,000	Huntington Bancshares, Inc., 2.625%, 8/06/2024	20,606,752
10,919,000	JPMorgan Chase & Co., 3.200%, 1/25/2023	11,233,113
10,223,000	JPMorgan Chase & Co., 4.350%, 8/15/2021	10,484,780
23,597,000	JPMorgan Chase & Co., 4.500%, 1/24/2022	24,647,544
33,445,000	JPMorgan Chase & Co., (fixed rate to 10/15/2029, variable rate thereafter), 2.739%, 10/15/2030	33,884,363
3,235,000	Lloyds Banking Group PLC, 3.000%, 1/11/2022	3,206,607
3,955,000	Lloyds Banking Group PLC, 3.100%, 7/06/2021	3,942,741
23,780,000	Lloyds Banking Group PLC, 4.344%, 1/09/2048	23,811,755
3,381,000	Morgan Stanley, GMTN, 3.700%, 10/23/2024	3,545,335
12,550,000	Morgan Stanley, GMTN, 5.500%, 7/28/2021	13,030,615
21,770,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	22,871,149
16,700,000	Nationwide Building Society, (fixed rate to 4/26/2022, variable rate thereafter), 3.622%, 4/26/2023, 144A	16,606,095
18,510,000	PNC Bank NA, (fixed rate to 12/9/2021, variable rate thereafter), 2.028%, 12/09/2022	18,555,024
9,123,000	Santander UK Group Holdings PLC, 5.625%, 9/15/2045, 144A	10,405,311
31,260,000	Societe Generale S.A., 2.625%, 1/22/2025, 144A	30,093,427
26,610,000	Standard Chartered PLC, (fixed rate to 1/30/2025, variable rate thereafter), 2.819%, 1/30/2026, 144A	25,211,801
18,300,000	Sumitomo Mitsui Financial Group, Inc., 2.696%, 7/16/2024	18,286,148
14,405,000	Sumitomo Mitsui Financial Group, Inc., 3.040%, 7/16/2029	14,303,112
25,285,000	Toronto-Dominion Bank (The), MTN, 2.650%, 6/12/2024	25,683,605

		634,795,499

	Building Materials — 0.1%
8,563,000	Owens Corning, 4.200%, 12/01/2024	8,746,742

	Cable Satellite — 0.5%
4,025,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 2/15/2026, 144A	4,075,916
11,360,000	Comcast Corp., 2.650%, 2/01/2030	11,687,006
6,060,000	Comcast Corp., 3.750%, 4/01/2040	6,841,116
1,460,000	Time Warner Cable LLC, 4.500%, 9/15/2042	1,370,890
924,000	Time Warner Cable LLC, 5.500%, 9/01/2041	965,191
2,648,000	Time Warner Cable LLC, 5.875%, 11/15/2040	2,787,613
8,447,000	Time Warner Cable LLC, 6.550%, 5/01/2037	9,476,285
2,013,000	Time Warner Cable LLC, 6.750%, 6/15/2039	2,279,505

		39,483,522

	Chemicals — 1.3%
26,749,000	Braskem America Finance Co., 7.125%, 7/22/2041, 144A	23,605,992
1,655,000	Ecolab, Inc., 4.800%, 3/24/2030	1,859,039
3,680,000	Koppers, Inc., 6.000%, 2/15/2025, 144A	2,944,000
14,107,000	Methanex Corp., 5.250%, 3/01/2022	12,940,428
17,715,000	Methanex Corp., 5.250%, 12/15/2029	13,264,574
10,242,000	Orbia Advance Corp. SAB de CV, 5.875%, 9/17/2044, 144A	9,025,763

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Chemicals — continued
$11,165,000	Orbia Advance Corp. SAB de CV, 6.750%, 9/19/2042, 144A	$10,495,212
4,402,000	RPM International, Inc., 3.450%, 11/15/2022	4,427,553
13,475,000	Sociedad Quimica y Minera de Chile S.A., Series 2020-A, Class A1FX, 4.250%, 1/22/2050, 144A	10,491,904
6,545,000	Univar Solutions USA, Inc., 5.125%, 12/01/2027, 144A	5,955,950

		95,010,415

	Collateralized Mortgage Obligations — 0.9%
20,376,226	Federal Home Loan Mortgage Corp., Series 277, Class 30, 3.000%, 9/15/2042	21,482,649
2,542,576	Federal Home Loan Mortgage Corp., Series 353, Class 300, 3.000%, 12/15/2046	2,750,829
5,000,000	Federal Home Loan Mortgage Corp., Series 3654, Class DC, 5.000%, 4/15/2030	5,836,805
484,381	Government National Mortgage Association, Series 2010-H20, Class AF, 1-month LIBOR + 0.330%, 1.992%, 10/20/2060(d)	476,552
401,155	Government National Mortgage Association, Series 2010-H24, Class FA, 1-month LIBOR + 0.350%, 2.012%, 10/20/2060(d)	394,427
311,647	Government National Mortgage Association, Series 2011-H06, Class FA, 1-month LIBOR + 0.450%, 2.112%, 2/20/2061(d)	307,509
3,233,509	Government National Mortgage Association, Series 2012-H12, Class FA, 1-month LIBOR + 0.550%, 2.212%, 4/20/2062(d)	3,205,907
419,470	Government National Mortgage Association, Series 2012-H18, Class NA, 1-month LIBOR + 0.520%, 2.182%, 8/20/2062(d)	415,210
3,442,841	Government National Mortgage Association, Series 2012-H27, Class FA, 1-month LIBOR + 0.400%, 2.062%, 10/20/2062(d)	3,396,369
669,828	Government National Mortgage Association, Series 2013-H01, Class FA, 1.650%, 1/20/2063(b)(c)	665,434
937,242	Government National Mortgage Association, Series 2013-H03, Class HA, 1.750%, 12/20/2062(b)(c)	927,656
1,485,679	Government National Mortgage Association, Series 2013-H04, Class BA, 1.650%, 2/20/2063	1,482,521
4,567,016	Government National Mortgage Association, Series 2013-H07, Class DA, 2.500%, 3/20/2063	4,568,139
8,557,086	Government National Mortgage Association, Series 2013-H10, Class PA, 2.500%, 4/20/2063	8,594,130
11,686,941	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	11,883,119
5,682,265	Government National Mortgage Association, Series 2015-H13, Class FG, 1-month LIBOR + 0.400%, 2.062%, 4/20/2065(d)	5,607,064
86,374	Government National Mortgage Association, Series 2015-H13, Class FL, 1-month LIBOR + 0.280%, 1.942%, 5/20/2063(b)(c)(d)	85,329

		72,079,649

	Construction Machinery — 0.4%
7,060,000	Caterpillar Financial Services Corp., MTN, 2.150%, 11/08/2024	7,091,383
8,705,000	CNH Industrial Capital LLC, 4.375%, 4/05/2022	8,553,097
5,950,000	Deere & Co., 3.750%, 4/15/2050	6,792,128
4,790,000	John Deere Capital Corp., MTN, 2.600%, 3/07/2024	4,818,390

		27,254,998

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Consumer Cyclical Services — 0.4%
$18,585,000	Amazon.com, Inc., 4.250%, 8/22/2057	$25,319,262
5,080,000	Mastercard, Inc., 3.850%, 3/26/2050	6,225,269

		31,544,531

	Consumer Products — 0.3%
5,595,000	Hasbro, Inc., 3.550%, 11/19/2026	5,337,522
1,040,000	Hasbro, Inc., 3.900%, 11/19/2029	928,032
12,835,000	Whirlpool Corp., 4.750%, 2/26/2029	13,236,736
3,495,000	Whirlpool Corp., MTN, 4.850%, 6/15/2021	3,555,018

		23,057,308

	Diversified Manufacturing — 0.1%
1,158,000	Crane Co., 6.550%, 11/15/2036	1,545,396
2,770,000	General Electric Co., 5.300%, 2/11/2021	2,803,865

		4,349,261

	Electric — 1.5%
160,000	AES Corp. (The), 4.500%, 3/15/2023	156,800
3,580,000	AES Corp. (The), 5.125%, 9/01/2027	3,588,878
2,875,000	Berkshire Hathaway Energy Co., 4.250%, 10/15/2050, 144A	3,255,757
26,274,435	Cometa Energia S.A. de CV, 6.375%, 4/24/2035, 144A	23,778,363
9,275,000	Dominion Energy, Inc., 3.375%, 4/01/2030	9,181,786
1,005,000	Edison International, 4.950%, 4/15/2025	1,002,678
3,315,000	Enel Americas S.A., 4.000%, 10/25/2026	3,097,072
3,364,000	Enel Generacion Chile S.A., 4.250%, 4/15/2024	3,308,059
5,065,000	Exelon Corp., 4.050%, 4/15/2030	5,115,651
1,575,000	Exelon Corp., 4.700%, 4/15/2050	1,622,328
9,995,000	Florida Power & Light Co., 3.150%, 10/01/2049	10,372,811
17,247,000	National Rural Utilities Cooperative Finance Corp., (fixed rate to 4/30/2023, variable rate thereafter), 4.750%, 4/30/2043	17,173,183
3,170,000	Ohio Power Co., Series P, 2.600%, 4/01/2030	3,078,638
5,930,000	PPL Electric Utilities Corp., 3.000%, 10/01/2049	5,690,058
8,413,000	Transelec S.A., 4.250%, 1/14/2025, 144A	7,992,350
4,380,000	Transelec S.A., 4.625%, 7/26/2023, 144A	4,424,939
3,050,000	Virginia Electric & Power Co., Class A, 2.875%, 7/15/2029	3,021,012
4,270,000	Xcel Energy, Inc., 3.400%, 6/01/2030	4,324,645

		110,185,008

	Finance Companies — 0.4%
1,534,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/23/2023	1,305,242
18,035,000	Air Lease Corp., GMTN, 3.750%, 6/01/2026	15,562,081
3,910,000	International Lease Finance Corp., 5.875%, 8/15/2022	3,599,352
7,580,000	Navient Corp., 5.000%, 3/15/2027	6,516,526
950,000	Navient Corp., 5.875%, 10/25/2024	874,000
1,125,000	Navient Corp., 6.750%, 6/15/2026	1,035,000
2,977,000	Navient Corp., MTN, 6.125%, 3/25/2024	2,753,725

		31,645,926

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Financial Other — 0.1%
$6,315,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	$5,833,481

	Food & Beverage — 1.8%
16,180,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.900%, 2/01/2046	17,622,671
12,310,000	Archer-Daniels-Midland Co., 3.250%, 3/27/2030	13,062,501
7,380,000	Bacardi Ltd., 5.150%, 5/15/2038, 144A	7,705,886
16,885,000	Bacardi Ltd., 5.300%, 5/15/2048, 144A	18,318,996
7,755,000	Coca-Cola Co. (The), 4.200%, 3/25/2050	10,127,772
25,656,000	Fomento Economico Mexicano SAB de CV, 3.500%, 1/16/2050	24,032,653
3,490,000	Gruma SAB de CV, 4.875%, 12/01/2024, 144A	3,433,322
11,845,000	PepsiCo, Inc., 3.875%, 3/19/2060	14,905,779
17,140,000	Post Holdings, Inc., 4.625%, 4/15/2030, 144A	16,411,550
7,340,000	Sysco Corp., 6.600%, 4/01/2050	7,695,967

		133,317,097

	Government Owned – No Guarantee — 2.6%
7,757,000	CNPC General Capital Ltd., 3.950%, 4/19/2022, 144A	8,218,370
17,981,000	Dolphin Energy Ltd. LLC, 5.500%, 12/15/2021, 144A	17,860,707
11,005,000	Mexico City Airport Trust, 5.500%, 7/31/2047, 144A	8,967,864
18,213,000	OCP S.A., 5.625%, 4/25/2024, 144A	18,053,636
7,355,000	Ooredoo International Finance Ltd., 3.250%, 2/21/2023, 144A	7,134,350
10,955,000	Ooredoo International Finance Ltd., 3.875%, 1/31/2028, 144A	11,111,087
11,250,000	Saudi Arabian Oil Co., 4.375%, 4/16/2049, 144A	11,163,302
18,945,000	Syngenta Finance NV, 3.698%, 4/24/2020, 144A	18,908,561
31,720,000	Tennessee Valley Authority, 4.250%, 9/15/2065	45,618,373
9,045,000	Tennessee Valley Authority, 4.625%, 9/15/2060	13,588,117
6,401,000	Tennessee Valley Authority, 4.875%, 1/15/2048	10,119,381
10,957,000	Tennessee Valley Authority, 5.250%, 9/15/2039	16,762,874
10,930,000	Transportadora de Gas Internacional S.A. E.S.P., 5.550%, 11/01/2028, 144A	10,509,195

		198,015,817

	Health Insurance — 0.1%
9,900,000	Centene Corp., 3.375%, 2/15/2030, 144A	9,207,000

	Healthcare — 0.8%
7,470,000	CVS Health Corp., 4.300%, 3/25/2028	7,990,237
18,025,000	CVS Health Corp., 5.050%, 3/25/2048	20,594,067
18,740,000	Partners Healthcare System, Inc., Series 2020, 3.342%, 7/01/2060	18,706,626
13,364,000	Universal Health Services, Inc., 4.750%, 8/01/2022, 144A	13,288,895

		60,579,825

	Hybrid ARMs — 0.0%
31,225	FNMA, 6-month LIBOR + 1.544%, 3.419%, 2/01/2037(d)	31,707

	Independent Energy — 0.6%
2,940,000	Aker BP ASA, 3.000%, 1/15/2025, 144A	2,333,768
14,785,000	Occidental Petroleum Corp., 2.600%, 8/13/2021	11,625,360
9,258,667	Pan American Energy LLC, 7.875%, 5/07/2021, 144A	8,112,999
10,701,000	Range Resources Corp., 5.000%, 8/15/2022	8,022,540
12,316,000	SM Energy Co., 6.125%, 11/15/2022	5,211,245
14,340,000	WPX Energy, Inc., 4.500%, 1/15/2030	7,786,620

		43,092,532

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Industrial Other — 0.4%
$11,005,000	CK Hutchison International 16 Ltd., 2.750%, 10/03/2026, 144A	$11,452,227
4,020,000	Georgetown University (The), Class A, 5.215%, 10/01/2118	6,077,476
3,750,000	Georgetown University (The), Series B, 4.315%, 4/01/2049	4,039,575
5,920,000	University of Pennsylvania, 3.610%, 2/15/2119	5,979,416

		27,548,694

	Life Insurance — 0.2%
8,900,000	Aflac, Inc., 3.600%, 4/01/2030	9,014,241
9,158,000	Northwestern Mutual Life Insurance Co. (The), 3.625%, 9/30/2059, 144A	8,033,492

		17,047,733

	Media Entertainment — 0.8%
63,720,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	1,693,533
7,040,000	Lamar Media Corp., 3.750%, 2/15/2028, 144A	6,599,155
2,650,000	Lamar Media Corp., 4.000%, 2/15/2030, 144A	2,464,500
1,960,000	Omnicom Group, Inc., 4.200%, 6/01/2030	2,018,882
11,540,000	Prosus NV, 3.680%, 1/21/2030, 144A	10,432,592
15,635,000	Prosus NV, 4.850%, 7/06/2027, 144A	14,948,780
14,725,000	Walt Disney Co. (The), 4.625%, 3/23/2040	17,857,021
5,565,000	Walt Disney Co. (The), 4.700%, 3/23/2050	7,272,104

		63,286,567

	Metals & Mining — 0.2%
8,150,000	Anglo American Capital PLC, 5.625%, 4/01/2030, 144A	8,265,110
2,252,000	Freeport-McMoRan, Inc., 3.550%, 3/01/2022	2,175,995
1,990,000	Steel Dynamics, Inc., 3.450%, 4/15/2030	1,800,869

		12,241,974

	Midstream — 1.0%
670,000	Energy Transfer Operating LP, 5.150%, 2/01/2043	504,133
6,959,000	Energy Transfer Operating LP, 5.950%, 10/01/2043	6,017,831
10,082,000	Energy Transfer Operating LP, 6.500%, 2/01/2042	9,179,979
1,578,000	Energy Transfer Operating LP, 6.625%, 10/15/2036	1,462,447
13,236,000	Energy Transfer Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	12,053,120
2,745,000	Energy Transfer Partners LP/Regency Energy Finance Corp., 5.875%, 3/01/2022	2,578,576
2,555,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	2,562,805
12,388,000	Kinder Morgan Energy Partners LP, 4.300%, 5/01/2024	12,441,263
4,861,000	Kinder Morgan, Inc., 5.000%, 2/15/2021, 144A	4,834,879
17,979,000	Kinder Morgan, Inc., 5.625%, 11/15/2023, 144A	18,834,685
2,080,000	Sunoco Logistics Partners Operations LP, 5.400%, 10/01/2047	1,656,747

		72,126,465

	Mortgage Related — 24.4%
28,968,288	FHLMC, 4.500%, with various maturities in 2048	31,186,786
91,894,536	FHLMC, 2.500%, with various maturities from 2049 to 2050(g)	95,207,862
30,647,128	FHLMC, 3.000%, with various maturities from 2042 to 2049(g)	32,209,788
87,210,231	FHLMC, 3.500%, with various maturities from 2043 to 2049(g)	92,516,363
30,183,758	FHLMC, 4.000%, with various maturities from 2044 to 2048(g)	32,658,087

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Mortgage Related — continued
$184,306,860	FHLMC, 4.500%, with various maturities from 2041 to 2049(g)	$198,589,242
113,242,174	FHLMC, 5.000%, with various maturities from 2048 to 2049(g)	122,060,208
9,720	FHLMC, 6.000%, 6/01/2035	11,196
127,310,966	FNMA, 2.500%, with various maturities from 2045 to 2058(g)	132,276,298
388,586,093	FNMA, 3.000%, with various maturities from 2045 to 2049(g)	407,644,954
288,447,092	FNMA, 3.500%, with various maturities from 2043 to 2049(g)	303,881,192
87,390,566	FNMA, 4.000%, with various maturities from 2041 to 2048(g)	94,400,309
126,926,168	FNMA, 4.500%, with various maturities from 2043 to 2049(g)	136,877,111
30,696,600	FNMA, 5.000%, with various maturities from 2048 to 2049(g)	33,104,628
141,958	FNMA, 6.000%, with various maturities from 2034 to 2037(g)	163,310
12,473	FNMA, 6.500%, with various maturities from 2029 to 2031(g)	14,160
39,033	FNMA, 7.000%, with various maturities in 2030(g)	44,168
19,527	FNMA, 7.500%, with various maturities from 2024 to 2032(g)	22,625
544,587	GNMA, 1-month LIBOR + 1.930%, 3.740%, 9/20/2063(d)	562,725
103,454	GNMA, 3.890%, 6/20/2062(a)	103,547
34,445	GNMA, 3.970%, 8/20/2062(a)	34,513
48,413	GNMA, 3.992%, 1/20/2063(a)	48,666
10,890	GNMA, 4.060%, 8/20/2061(a)	11,228
96,749	GNMA, 4.145%, 12/20/2062(a)	97,201
62,215	GNMA, 4.165%, 5/20/2063(a)	62,591
62,180	GNMA, 4.235%, 11/20/2062(a)	62,465
86,446	GNMA, 4.271%, 7/20/2063(a)	87,536
128,046	GNMA, 4.276%, 10/20/2062(a)	127,995
44,848	GNMA, 4.284%, 6/20/2062(a)	45,260
1,187,512	GNMA, 4.341%, 11/20/2062(a)	1,190,266
164,933	GNMA, 4.360%, 4/20/2062(a)	170,006
308,004	GNMA, 4.373%, 7/20/2063(a)	310,028
10,053,062	GNMA, 4.386%, 12/20/2066(a)	10,825,055
132,087	GNMA, 4.397%, 10/20/2062(a)	132,486
5,434,936	GNMA, 4.405%, 11/20/2066(a)	5,804,784
2,899,501	GNMA, 4.431%, 10/20/2066(a)	3,113,784
3,991,020	GNMA, 4.443%, 2/20/2066(a)	4,265,867
24,161	GNMA, 4.492%, 7/20/2062(a)	24,495
4,680,039	GNMA, 4.493%, 6/20/2066(a)	5,024,475
2,022,684	GNMA, 4.499%, 2/20/2066(a)	2,171,403
263,398	GNMA, 4.509%, 5/20/2063(a)	264,822
3,073,425	GNMA, 4.520%, 9/20/2066(a)	3,309,627
3,528,672	GNMA, 4.526%, 6/20/2066(a)	3,776,914
4,827,360	GNMA, 4.527%, 12/20/2064(a)	5,088,376
3,939,854	GNMA, 4.536%, 12/20/2063(a)	4,143,485
3,456,858	GNMA, 4.546%, 6/20/2066(a)	3,723,258
4,741,514	GNMA, 4.547%, 2/20/2065(a)	4,979,438
2,530,263	GNMA, 4.565%, 4/20/2066(a)	2,709,577
10,720,860	GNMA, 4.570%, 12/20/2066(a)	11,617,744
6,427,292	GNMA, 4.578%, 10/20/2064(a)	6,748,037
3,644,507	GNMA, 4.580%, 6/20/2064(a)	3,841,386
6,588,166	GNMA, 4.594%, 2/20/2065(a)	6,957,245
2,371,834	GNMA, 4.600%, 1/20/2065(a)	2,496,125

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Mortgage Related — continued
$6,972,718	GNMA, 4.601%, 12/20/2064(a)	$7,338,217
4,348,606	GNMA, 4.611%, 1/20/2065(a)	4,646,053
22,500	GNMA, 4.630%, 12/20/2061(a)	22,471
778,851	GNMA, 4.637%, 1/20/2064(a)	813,666
7,427,713	GNMA, 4.639%, with various maturities from 2065 to 2066(a)(g)	7,926,872
187,867	GNMA, 4.650%, 1/20/2061(a)	189,195
3,126,784	GNMA, 4.669%, 1/20/2064(a)	3,251,435
4,860,376	GNMA, 4.673%, 6/20/2064(a)	5,125,415
2,848	GNMA, 4.700%, with various maturities from 2061 to 2062(a)(g)	2,859
3,805,612	GNMA, 4.710%, 1/20/2064(a)	4,006,157
2,328	GNMA, 5.075%, 3/20/2062(a)	2,344
221,326	GNMA, 5.500%, 4/15/2038	251,504
41,972	GNMA, 6.000%, with various maturities from 2029 to 2038(g)	47,538
36,868	GNMA, 6.500%, with various maturities from 2029 to 2032(g)	40,939
54,493	GNMA, 7.000%, with various maturities from 2025 to 2029(g)	56,694
6,828	GNMA, 7.500%, with various maturities from 2025 to 2030(g)	7,579
252	GNMA, 8.500%, 10/15/2022	253

		1,840,529,888

	Natural Gas — 0.0%
3,185,000	Boston Gas Co., 3.001%, 8/01/2029, 144A	3,075,341

	Non-Agency Commercial Mortgage-Backed Securities — 1.3%
14,975,000	BANK, Series 2019-BN22, Class A4, 2.978%, 11/15/2062	15,629,629
7,240,000	BANK, Series 2019-BN24, Class A3, 2.960%, 11/15/2062	7,515,202
16,725,000	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4, 3.102%, 12/15/2072	17,375,268
18,485,000	Citigroup Commercial Mortgage Trust, Series 2019-GC43, Class A4, 3.038%, 11/10/2052	18,543,231
1,025,000	Commercial Mortgage Trust, Series 2010-C1, Class D, 5.895%, 7/10/2046, 144A(a)	1,006,102
3,052,113	DBUBS Mortgage Trust, Series 2011-LC1A, Class E, 5.689%, 11/10/2046, 144A(a)	2,897,685
6,637,000	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.389%, 8/10/2044, 144A(a)	6,423,800
7,780,000	GS Mortgage Securities Trust, Series 2020-GC45, Class AS, 2.911%, 2/13/2053	8,024,191
8,150,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.185%, 3/10/2046	8,269,251
9,412,653	Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class D, 5.569%, 11/15/2043, 144A(a)	9,184,313
5,876,392	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class D, 5.222%, 6/15/2044, 144A(a)	5,587,546

		100,456,218

	Oil Field Services — 0.5%
29,916,000	Thaioil Treasury Center Co. Ltd., 4.875%, 1/23/2043, 144A	34,938,298
8,228,925	Transocean Guardian Ltd., 5.875%, 1/15/2024, 144A	6,583,140

		41,521,438

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Paper — 0.2%
$5,797,000	Celulosa Arauco y Constitucion S.A., 4.500%, 8/01/2024	$5,449,180
10,350,000	Klabin Austria GmbH, 7.000%, 4/03/2049, 144A	9,470,250
1,989,000	WestRock RKT LLC, 4.900%, 3/01/2022	2,025,863

		16,945,293

	Pharmaceuticals — 0.4%
8,135,000	Bausch Health Cos., Inc., 5.000%, 1/30/2028, 144A	7,701,405
8,175,000	Bausch Health Cos., Inc., 5.250%, 1/30/2030, 144A	7,729,953
6,293,000	Biogen, Inc., 2.900%, 9/15/2020	6,311,235
8,950,000	Teva Pharmaceutical Finance Netherlands III BV, 7.125%, 1/31/2025, 144A	8,860,500

		30,603,093

	Property & Casualty Insurance — 0.2%
13,365,000	Ardonagh Midco 3 PLC, 8.625%, 7/15/2023, 144A	11,894,850
3,171,000	Willis Towers Watson PLC, 5.750%, 3/15/2021	3,249,260

		15,144,110

	Railroads — 0.1%
6,160,000	Burlington Northern Santa Fe LLC, 3.550%, 2/15/2050	6,729,128
1,340,000	CSX Corp., 3.800%, 4/15/2050	1,400,191

		8,129,319

	Refining — 0.1%
8,665,000	Ultrapar International S.A., 5.250%, 10/06/2026, 144A	7,547,302

	REITs – Diversified — 0.2%
19,465,000	iStar, Inc., 4.250%, 8/01/2025	16,008,016
1,495,000	iStar, Inc., 4.750%, 10/01/2024	1,255,800

		17,263,816

	REITs – Office Property — 0.2%
11,225,000	Alexandria Real Estate Equities, Inc., 4.900%, 12/15/2030	12,180,740

	Restaurants — 0.1%
990,000	McDonald’s Corp., MTN, 4.200%, 4/01/2050	1,107,359
8,110,000	Starbucks Corp., 3.350%, 3/12/2050	7,643,811

		8,751,170

	Retailers — 0.7%
27,630,000	El Puerto de Liverpool SAB de CV, 3.875%, 10/06/2026, 144A	23,520,314
2,435,000	Home Depot, Inc. (The), 3.350%, 4/15/2050	2,544,095
2,350,000	Lowe’s Cos., Inc., 5.125%, 4/15/2050	2,837,267
9,929,000	SACI Falabella, 3.750%, 4/30/2023, 144A	9,405,696
7,559,000	SACI Falabella, 4.375%, 1/27/2025, 144A	7,173,832
7,375,000	Target Corp., 2.650%, 9/15/2030	7,592,879

		53,074,083

	Sovereigns — 1.4%
8,015,000	Indonesia Government International Bond, 3.700%, 1/08/2022, 144A	8,075,994
32,145,000	Kingdom of Saudi Arabia, 3.250%, 10/26/2026, 144A	32,061,102
21,335,000	Panama Government International Bond, 4.500%, 4/01/2056	23,095,137

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Sovereigns — continued
$20,805,000	Republic of Argentina, 7.500%, 4/22/2026	$5,877,621
19,040,000	Republic of Argentina, 7.625%, 4/22/2046	4,950,590
11,125,000	Republic of Oman, 3.875%, 3/08/2022, 144A	9,697,106
8,440,000	State of Israel, 2.750%, 7/03/2030	8,440,000
11,830,000	State of Qatar, 3.875%, 4/23/2023, 144A	12,157,691

		104,355,241

	Technology — 2.0%
18,770,000	Apple, Inc., 2.050%, 9/11/2026	19,242,660
18,765,000	Apple, Inc., 2.200%, 9/11/2029	19,233,313
17,895,000	Corning, Inc., 5.450%, 11/15/2079	18,366,821
3,000,000	Equifax, Inc., 3.300%, 12/15/2022	3,046,572
5,101,000	Equifax, Inc., 7.000%, 7/01/2037	5,850,936
10,427,000	Hewlett Packard Enterprise Co., 3.600%, 10/15/2020	10,439,627
17,176,000	Hewlett Packard Enterprise Co., 6.200%, 10/15/2035	19,590,931
7,515,000	Microchip Technologies, Inc., 4.333%, 6/01/2023	7,492,032
7,255,000	Molex Electronic Technologies LLC, 3.900%, 4/15/2025, 144A	7,806,637
14,225,000	Oracle Corp., 3.600%, 4/01/2040	14,226,374
15,300,000	Oracle Corp., 3.600%, 4/01/2050	15,300,386
1,620,000	Science Applications International Corp., 4.875%, 4/01/2028, 144A	1,555,200
6,140,000	Texas Instruments, Inc., 2.250%, 9/04/2029	6,133,865

		148,285,354

	Tobacco — 0.6%
8,705,000	Altria Group, Inc., 4.400%, 2/14/2026	9,160,542
37,450,000	BAT Capital Corp., 2.789%, 9/06/2024	36,205,351

		45,365,893

	Transportation Services — 0.1%
10,960,000	Ryder System, Inc., MTN, 2.500%, 9/01/2024	10,432,994

	Treasuries — 27.6%
11,604,000(††)	Mexican Fixed Rate Bonds, Series M, 5.750%, 3/05/2026, (MXN)	46,220,338
6,796,400(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	28,660,768
7,494,931(††)	Mexican Fixed Rate Bonds, Series M 20, 8.500%, 5/31/2029, (MXN)	34,098,658
552,860,000	Republic of Uruguay, 8.500%, 3/15/2028, 144A, (UYU)	9,837,954
294,989,000	Republic of Uruguay, 9.875%, 6/20/2022, 144A, (UYU)	6,389,715
5,020,000	U.S. Treasury Bond, 2.000%, 2/15/2050	5,815,552
19,720,000	U.S. Treasury Bond, 2.250%, 8/15/2049	24,023,736
93,845,000	U.S. Treasury Bond, 2.375%, 11/15/2049	116,917,673
34,105,000	U.S. Treasury Bond, 3.375%, 11/15/2048	50,601,962
123,166,416	U.S. Treasury Inflation Indexed Bond, 0.875%, 2/15/2047(h)	146,622,537
49,400,668	U.S. Treasury Inflation Indexed Bond, 1.000%, 2/15/2046(h)	60,036,057
81,091,706	U.S. Treasury Inflation Indexed Bond, 1.000%, 2/15/2049(h)	100,747,590
61,989,411	U.S. Treasury Inflation Indexed Note, 0.125%, 7/15/2024(h)	62,121,615
64,666,334	U.S. Treasury Inflation Indexed Note, 0.250%, 1/15/2025(h)	65,246,915
67,056,041	U.S. Treasury Inflation Indexed Note, 0.625%, 1/15/2024(h)	68,149,986
11,885,000	U.S. Treasury Note, 1.625%, 8/15/2029	12,899,403
107,785,000	U.S. Treasury Note, 0.500%, 3/31/2025	108,446,025
87,220,000	U.S. Treasury Note, 0.625%, 3/31/2027	87,622,030

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Treasuries — continued
$75,425,000	U.S. Treasury Note, 1.500%, 2/15/2030	$81,208,566
94,045,000	U.S. Treasury Note, 2.375%, 5/15/2029	108,184,812
37,405,000	U.S. Treasury Note, 2.625%, 2/15/2029	43,720,016
53,565,000	U.S. Treasury Note, 2.875%, 8/15/2028	63,340,612
624,792,000	U.S. Treasury Note, 3.125%, 11/15/2028	754,265,497

		2,085,178,017

	Utility Other — 0.3%
25,420,000	Acwa Power Management & Investments One Ltd., 5.950%, 12/15/2039, 144A	22,883,084

	Wireless — 0.3%
1,424,000	American Tower Corp., 4.700%, 3/15/2022	1,446,249
20,973,000	Bharti Airtel Ltd., 4.375%, 6/10/2025, 144A	19,404,283
1,160,000	Crown Castle International Corp., 4.150%, 7/01/2050	1,147,240
3,960,000	Millicom International Cellular S.A., 6.625%, 10/15/2026, 144A	3,757,644

		25,755,416

	Wirelines — 1.0%
720,000	AT&T, Inc., 4.350%, 6/15/2045	760,351
6,549,000	AT&T, Inc., 4.500%, 3/09/2048	7,092,074
1,615,000	AT&T, Inc., 4.750%, 5/15/2046	1,786,062
7,715,000	AT&T, Inc., 5.250%, 3/01/2037	9,001,018
10,790,000	AT&T, Inc., 5.450%, 3/01/2047	12,939,987
11,187,000	Colombia Telecomunicaciones S.A. E.S.P., 5.375%, 9/27/2022, 144A	10,700,477
3,890,000	Telefonica Emisiones S.A., 5.134%, 4/27/2020	3,890,274
23,277,000	Telefonica Emisiones S.A., 5.462%, 2/16/2021	23,601,165
3,850,000	Verizon Communications, Inc., 4.000%, 3/22/2050	4,553,147

		74,324,555

	Total Non-Convertible Bonds (Identified Cost $6,905,899,519)	7,046,101,040

Municipals — 0.2%
	Local Authorities — 0.2%
17,415,000	University of Virginia, Revenue Bond, Series A, 3.227%, 9/01/2119	16,347,460

	Total Municipals (Identified Cost $17,415,000)	16,347,460

	Total Bonds and Notes (Identified Cost $6,923,314,519)	7,062,448,500

Senior Loans — 2.0%
	Automotive — 0.1%
8,851,849	Dayco Products LLC, 2017 Term Loan B, 3-month LIBOR + 4.250%, 5.863%, 5/19/2023(d)	6,196,294
2,766,100	KAR Auction Services, Inc., 2019 Term Loan B6, 1-month LIBOR + 2.250%, 3.188%, 9/19/2026(d)	2,544,812
1,487,781	Visteon Corp., 2018 Term Loan B, LIBOR + 1.750%, 2.787%, 3/25/2024(i)	1,368,758

		10,109,864

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Chemicals — 0.1%
$4,133,593	Venator Materials Corp., Term Loan B, 1-month LIBOR + 3.000%, 3.989%, 8/08/2024(d)	$3,513,554

	Consumer Cyclical Services — 0.0%
1,369,541	FrontDoor, Inc., 2018 Term Loan B, 1-month LIBOR + 2.500%, 3.500%, 8/16/2025(d)	1,301,064

	Consumer Products — 0.2%
11,219,127	Coty, Inc., 2018 USD Term Loan B, 1-month LIBOR + 2.250%, 3.255%, 4/07/2025(d)	8,871,525
661,485	Energizer Holdings, Inc., 2018 Term Loan B, 1-month LIBOR + 2.250%, 3.875%, 12/17/2025(d)	615,181
1,229,011	Resideo Funding, Inc., Term Loan B, 3-month LIBOR + 2.250%, 3.710%, 10/24/2025(d)	1,106,110
29,570	Serta Simmons Bedding LLC, 1st Lien Term Loan, 1-month LIBOR + 3.500%, 4.500%, 11/08/2023(d)	11,606

		10,604,422

	Gaming — 0.1%
4,431,008	Churchill Downs, Inc., 2017 Term Loan B, 1-month LIBOR + 2.000%, 2.990%, 12/27/2024(d)	3,877,132

	Industrial Other — 0.0%
3,013,015	Altra Industrial Motion Corp., 2018 Term Loan B, 1-month LIBOR + 2.000%, 2.989%, 10/01/2025(d)	2,618,491

	Leisure — 0.1%
9,781,200	AMC Entertainment Holdings, Inc., 2019 Term Loan B, 1-month LIBOR + 3.000%, 4.080%, 4/22/2026(d)	7,131,082

	Media Entertainment — 0.5%
10,526,653	Entercom Media Corp., 2019 Term Loan, 1-month LIBOR + 2.500%, 3.489%, 11/18/2024(d)	9,473,988
3,468,383	Lamar Media Corp., 2020 Term Loan B, 1-month LIBOR + 1.500%, 2.516%, 2/05/2027(d)	3,286,293
3,287,231	Meredith Corp., 2020 Term Loan B2, 1-month LIBOR + 2.500%, 3.489%, 1/31/2025(d)	2,888,654
18,206,394	Nielsen Finance LLC, USD Term Loan B4, 1-month LIBOR + 2.000%, 3.005%, 10/04/2023(d)	16,727,124
6,019,750	Sinclair Television Group, Inc., Term Loan B2B, 1-month LIBOR + 2.500%, 3.210%, 9/30/2026(d)	5,658,565

		38,034,624

	Packaging — 0.0%
2,611,771	Plastipak Packaging, Inc., 2018 Term Loan B, 1-month LIBOR + 2.500%, 3.490%, 10/14/2024(d)	2,342,759

	Pharmaceuticals — 0.2%
5,494,871	Bausch Health Cos., Inc., Term Loan B, 1-month LIBOR + 2.750%, 3.362%, 11/27/2025(d)	5,192,653
7,164,737	Change Healthcare Holdings LLC, 2017 Term Loan B, 1-month LIBOR + 2.500%, 3.500%, 3/01/2024(d)	6,734,853

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Pharmaceuticals — continued
$5,000,468	Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, 1-week LIBOR + 2.000%, 2.684%, 11/15/2027(d)	$4,712,940

		16,640,446

	Property & Casualty Insurance — 0.1%
2,700,750	USI, Inc., 2017 Repriced Term Loan, 3-month LIBOR + 3.000%, 3.989%, 5/16/2024(d)	2,457,683
2,119,688	USI, Inc., 2019 Incremental Term Loan B, 1-month LIBOR + 4.000%, 4.989%, 12/02/2026(d)	1,893,580

		4,351,263

	Restaurants — 0.2%
18,448,763	1011778 B.C. Unlimited Liability Co., Term Loan B4, 1-month LIBOR + 1.750%, 2.739%, 11/19/2026(d)	16,972,861

	Technology — 0.3%
9,929,724	Iron Mountain, Inc., 2018 Term Loan B, 1-month LIBOR + 1.750%, 2.739%, 1/02/2026(d)	9,333,940
1,954,854	Sabre GLBL, Inc., 2018 Term Loan B, 1-month LIBOR + 2.000%, 2.989%, 2/22/2024(d)	1,627,416
9,739,974	SS&C Technologies Inc., 2018 Term Loan B5, 1-month LIBOR + 1.750%, 2.739%, 4/16/2025(d)	9,088,662

		20,050,018

	Transportation Services — 0.1%
9,714,169	Uber Technologies, Inc., 2018 Incremental Term Loan, 1-month LIBOR + 3.500%, 4.489%, 7/13/2023(d)	9,014,749

	Total Senior Loans (Identified Cost $164,906,084)	146,562,329

Shares
Preferred Stocks — 0.2%
	Cable Satellite — 0.2%
17,563,000	NBCUniversal Enterprise, Inc., 5.250%, 144A (Identified Cost $18,210,290)	17,563,000

Common Stocks — 0.0%
	Oil, Gas & Consumable Fuels — 0.0%
77,870	Paragon Offshore Ltd., Litigation Units, Class A(b)(c)(e)(j)(k)	—
116,806	Paragon Offshore Ltd., Litigation Units, Class B(j)(k)	1,343,269

	Total Common Stocks (Identified Cost $9,028,819)	1,343,269

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Short-Term Investments — 1.5%
$114,891,593	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2020 at 0.000% to be repurchased at $114,891,593 on 4/01/2020 collateralized by $113,765,000 U.S. Treasury Note, 0.500% due 3/15/2023 valued at $114,507,658; $2,605,000 U.S. Treasury Note, 1.750% due 11/30/2021 valued at $2,686,557 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $114,891,593)	$114,891,593

	Total Investments — 97.2% (Identified Cost $7,230,351,305)	7,342,808,691
	Other assets less liabilities — 2.8%	208,138,719

	Net Assets — 100.0%	$7,550,947,410

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2020 is disclosed.
(b)	Fair valued by the Fund’s adviser. At March 31, 2020, the value of these securities amounted to $1,711,149 or less than 0.1% of net assets. See Note 2 of Notes to Financial Statements.
(c)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(d)	Variable rate security. Rate as of March 31, 2020 is disclosed.
(e)	Illiquid security.
(f)	Security classified as fair valued pursuant to the Fund’s pricing policies and procedures. At March 31, 2020, the value of this security amounted to $2,844,656 or less than 0.1% of net assets. See Note 2 of Notes to Financial Statements.
(g)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(h)	Treasury Inflation Protected Security (TIPS).
(i)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at March 31, 2020. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(j)	Securities subject to restriction on resale. At March 31, 2020, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
Paragon Offshore Ltd., Litigation Units, Class A	7/18/2017	$429,948	$—	—
Paragon Offshore Ltd., Litigation Units, Class B	7/18/2017	8,598,870	1,343,269	Less than 0.1%

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

(k)	Non-income producing security.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the value of Rule 144A holdings amounted to $1,180,447,164 or 15.6% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

MXN	Mexican Peso
UYU	Uruguayan Peso

Industry Summary at March 31, 2020 (Unaudited)

Treasuries	27.6%
Mortgage Related	24.4
Banking	8.4
Agency Commercial Mortgage-Backed Securities	2.7
Government Owned - No Guarantee	2.6
Automotive	2.3
Technology	2.3
Other Investments, less than 2% each	25.4
Short-Term Investments	1.5

Total Investments	97.2
Other assets less liabilities	2.8

Net Assets	100.0%

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Global Allocation Fund

Shares	Description	Value (†)
Common Stocks — 66.9% of Net Assets
	Canada — 2.7%
787,100	CGI, Inc.(a)	$42,612,911
1,097,100	Open Text Corp.	38,363,029

		80,975,940

	China — 3.0%
452,772	Alibaba Group Holding Ltd., Sponsored ADR(a)	88,055,099

	France — 2.4%
316,789	Dassault Systemes SE	46,248,348
303,263	Thales S.A.	25,114,945

		71,363,293

	Hong Kong — 1.7%
5,668,200	AIA Group Ltd.	50,756,654

	India — 1.1%
2,860,400	HDFC Bank Ltd.	32,597,504

	Japan — 1.8%
2,463,761	Nomura Research Institute Ltd.	52,041,371

	Sweden — 1.8%
1,598,936	Atlas Copco AB, Class A	53,171,412

	Switzerland — 3.6%
574,711	Nestle S.A., (Registered)	58,831,892
374,809	Temenos AG, (Registered)	48,856,192

		107,688,084

	United Kingdom — 5.6%
1,495,802	Halma PLC	35,130,496
7,154,976	Legal & General Group PLC	16,905,049
341,878	Linde PLC	59,144,894
593,148	London Stock Exchange Group PLC	53,060,537

		164,240,976

	United States — 43.2%
368,334	Accenture PLC, Class A	60,134,209
6,940	Alphabet, Inc., Class C(a)	8,069,901
55,037	Alphabet, Inc., Class A(a)	63,950,242
40,469	Amazon.com, Inc.(a)	78,903,219
283,650	Becton Dickinson & Co.	65,174,260
1,456,460	CBRE Group, Inc., Class A(a)	54,923,107
210,118	Copart, Inc.(a)	14,397,285
689,283	Danaher Corp.	95,403,660
348,291	Estee Lauder Cos., Inc. (The), Class A	55,496,688
379,662	Facebook, Inc., Class A(a)	63,327,622
136,910	Goldman Sachs Group, Inc. (The)	21,164,917
82,628	Home Depot, Inc. (The)	15,427,474
604,893	IQVIA Holdings, Inc.(a)	65,243,759
344,492	M&T Bank Corp.	35,630,808

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Shares	Description	Value (†)
	United States — continued
150,443	MasterCard, Inc., Class A	$36,341,011
66,809	Mettler-Toledo International, Inc.(a)	46,132,283
267,122	Northrop Grumman Corp.	80,817,761
5,310	NVR, Inc.(a)	13,641,974
119,455	Parker-Hannifin Corp.	15,496,897
618,270	Peloton Interactive, Inc.(a)	16,415,068
289,598	Roper Technologies, Inc.	90,299,552
303,338	S&P Global, Inc.	74,332,977
88,828	Sherwin-Williams Co. (The)	40,818,243
430,054	Texas Instruments, Inc.	42,975,296
245	Thryv Holdings, Inc.(a)(b)	1,102
63,607	Tyler Technologies, Inc.(a)	18,863,292
338,220	UnitedHealth Group, Inc.	84,345,304
107,548	VeriSign, Inc.(a)	19,368,319

		1,277,096,230

	Total Common Stocks (Identified Cost $1,813,162,111)	1,977,986,563

Principal Amount (‡)
Bonds and Notes — 30.5%
Non-Convertible Bonds — 30.1%
	Australia — 0.4%
1,675,000	Australia Government Bond, Series 133, 5.500%, 4/21/2023, (AUD)(c)	1,194,253
670,000	GAIF Bond Issuer Pty Ltd., 3.400%, 9/30/2026, 144A(c)	714,564
935,000	National Australia Bank, 2.500%, 1/12/2021(c)	937,665
11,610,000	New South Wales Treasury Corp., 2.000%, 3/08/2033, (AUD)(c)	7,348,880
1,505,000	New South Wales Treasury Corp., 6.000%, 3/01/2022, (AUD)(c)	1,021,354
95,000	Sydney Airport Finance Co. Pty Ltd., 3.375%, 4/30/2025, 144A	94,103
1,370,000	Westpac Banking Corp., 2.650%, 1/16/2030(c)	1,364,969

		12,675,788

	Belgium — 0.2%
2,745,000	Anheuser-Busch InBev S.A., EMTN, 2.000%, 1/23/2035, (EUR)	2,751,893
1,690,000	Anheuser-Busch InBev Worldwide, Inc., 4.750%, 1/23/2029(c)	1,865,506

		4,617,399

	Brazil — 0.8%
1,150,000	Banco Bradesco S.A., 2.850%, 1/27/2023, 144A	1,091,684
1,035,000	Braskem Netherlands Finance BV, 4.500%, 1/10/2028	827,234
1,785,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030	1,390,515
8,500(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2025, (BRL)	1,848,229
10,753(††)	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2029, (BRL)	2,364,567
10,980(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2021, (BRL)	2,214,609
11,634(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2027, (BRL)	2,544,289
2,685,000	Brazilian Government International Bond, 4.500%, 5/30/2029	2,755,052
1,085,000	Brazilian Government International Bond, 4.625%, 1/13/2028	1,155,525

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Brazil — continued
$650,000	Centrais Eletricas Brasileiras S.A., 4.625%, 2/04/2030, 144A	$575,250
400,000	Cosan Luxembourg S.A., 5.000%, 3/14/2023, 144A	372,040
1,100,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025(c)	970,750
1,250,000	Itau Unibanco Holding S.A., 2.900%, 1/24/2023, 144A	1,188,375
2,465,000	Petrobras Global Finance BV, 5.999%, 1/27/2028	2,387,352
150,000	Petrobras Global Finance BV, 6.875%, 1/20/2040	146,438
575,000	Raizen Fuels Finance S.A., 5.300%, 1/20/2027, 144A	546,451
500,000	Tupy Overseas S.A., 6.625%, 7/17/2024, 144A	416,130

		22,794,490

	Canada — 3.8%
411,455	Air Canada Pass Through Trust, Series 2015-2, Class A, 4.125%, 6/15/2029, 144A(c)	377,329
826,264	Air Canada Pass Through Trust, Series 2017-1, Class AA, 3.300%, 7/15/2031, 144A(c)	727,955
1,010,000	Antares Holdings LP, 6.000%, 8/15/2023, 144A	1,040,303
815,000	Bank of Montreal, 1.750%, 6/15/2021, 144A(c)	827,372
1,015,000	Brookfield Finance, Inc., 3.900%, 1/25/2028(c)	1,041,292
11,680,000	Canadian Government Bond, 0.500%, 3/01/2022, (CAD)(c)	8,305,473
65,740,000	Canadian Government Bond, 0.750%, 3/01/2021, (CAD)(c)	46,856,041
35,230,000	Canadian Government Bond, 1.750%, 5/01/2021, (CAD)(c)	25,383,224
970,000	Canadian Imperial Bank of Commerce, 3.500%, 9/13/2023(c)	1,029,411
1,800,000	Canadian Imperial Bank of Commerce, (fixed rate to 7/22/2022, variable rate thereafter), 2.606%, 7/22/2023(c)	1,806,379
800,000	CPPIB Capital, Inc., 0.375%, 6/20/2024, 144A, (EUR)(c)	898,695
430,000	Enbridge, Inc., 2.900%, 7/15/2022	388,682
905,000	Export Development Canada, 1.800%, 9/01/2022, (CAD)(c)	659,969
158,788	GMF Canada Leasing Trust, Series 2018-1A, Class A2, 3.030%, 6/21/2021, 144A, (CAD)	112,899
672,176	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A2, 2.616%, 7/12/2047, 144A, (CAD)(c)	477,277
5,000,000	Province of British Columbia Canada, Series 10, 1.750%, 9/27/2024(c)	5,169,476
7,200,000	Province of Ontario Canada, 1.875%, 5/21/2020(c)	7,206,336
2,355,000	Province of Quebec Canada, 2.300%, 9/01/2029, (CAD)(c)	1,738,396
2,475,000	Royal Bank of Canada, GMTN, 2.250%, 11/01/2024(c)	2,486,955
2,500,000	Toronto-Dominion Bank (The), 2.100%, 7/15/2022, 144A(c)	2,551,422
1,690,000	Toronto-Dominion Bank (The), GMTN, 3.500%, 7/19/2023(c)	1,740,707
1,580,000	Videotron Ltd., 5.125%, 4/15/2027, 144A	1,580,000

		112,405,593

	Chile — 0.3%
950,000	Celulosa Arauco y Constitucion S.A., 4.500%, 8/01/2024	893,000
1,960,000	Corp. Nacional del Cobre de Chile, 3.000%, 9/30/2029, 144A(c)	1,806,026
1,700,000	Corp. Nacional del Cobre de Chile, 4.500%, 9/16/2025(c)	1,754,484
1,160,000	Corp. Nacional del Cobre de Chile, 4.500%, 9/16/2025, 144A(c)	1,197,177
525,000	Enel Chile S.A., 4.875%, 6/12/2028	509,250
800,000	Inversiones CMPC S.A., 4.375%, 5/15/2023, 144A(c)	768,008
669,524	Latam Airlines Pass Through Trust, Series 2015-1, Class A, 4.200%, 8/15/2029	602,571

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Chile — continued
$375,207	Latam Airlines Pass Through Trust, Series 2015-1, Class B, 4.500%, 8/15/2025	$243,885
950,000	Latam Finance Ltd., 6.875%, 4/11/2024, 144A	422,322
935,000	Republic of Chile, 3.240%, 2/06/2028(c)	987,603
1,120,000	Transelec S.A., 4.250%, 1/14/2025, 144A(c)	1,064,000

		10,248,326

	China — 0.4%
920,000	Alibaba Group Holding Ltd., 3.400%, 12/06/2027(c)	964,376
795,000	Baidu, Inc., 3.875%, 9/29/2023	825,131
12,000,000	China Government Bond, 3.300%, 7/04/2023, (CNY)	1,731,899
6,500,000	China Government Bond, 3.390%, 5/21/2025, (CNH)	951,059
500,000	China Government Bond, 3.480%, 6/29/2027, (CNH)	73,965
400,000	China Resources Gas Group Ltd., 4.500%, 4/05/2022, 144A(c)	418,464
905,000	Industrial & Commercial Bank of China Ltd., 2.957%, 11/08/2022(c)	946,856
985,000	Sinopec Group Overseas Development 2017 Ltd., 2.375%, 4/12/2020, 144A(c)	985,039
500,000	Tencent Holdings Ltd., 2.985%, 1/19/2023, 144A(c)	509,904
1,175,000	Tencent Holdings Ltd., 3.280%, 4/11/2024, 144A(c)	1,216,595
1,820,000	Three Gorges Finance I Cayman Islands Ltd., 3.150%, 6/02/2026(c)	1,911,091
1,270,000	Weibo Corp., 3.500%, 7/05/2024(c)	1,269,610

		11,803,989

	Colombia — 0.6%
2,536,000	Ecopetrol S.A., 5.875%, 5/28/2045	2,246,921
1,265,000,000	Emgesa S.A. E.S.P., 8.750%, 1/25/2021, 144A, (COP)	315,705
1,300,000	Empresas Publicas de Medellin ESP, 4.250%, 7/18/2029, 144A	1,102,400
1,140,000	Millicom International Cellular S.A., 6.250%, 3/25/2029, 144A	1,020,300
1,150,000	Millicom International Cellular S.A., 6.625%, 10/15/2026	1,091,235
575,000	Republic of Colombia, 3.875%, 4/25/2027	566,375
200,000,000	Republic of Colombia, 7.750%, 4/14/2021, (COP)	50,481
7,073,300,000	Republic of Colombia, Series B, 6.250%, 11/26/2025, (COP)	1,673,470
29,559,900,000	Titulos De Tesoreria, Series B, 7.500%, 8/26/2026, (COP)(c)	7,381,543
870,000	Transportadora de Gas Internacional S.A. E.S.P., 5.550%, 11/01/2028, 144A	836,505

		16,284,935

	Denmark — 0.0%
670,000	Danske Bank A/S, 3.875%, 9/12/2023, 144A	661,282

	Dominican Republic — 0.1%
1,410,000	Dominican Republic, 5.500%, 1/27/2025, 144A	1,353,600
590,000	Dominican Republic, 5.950%, 1/25/2027, 144A	555,338
995,000	Dominican Republic, 6.000%, 7/19/2028, 144A	934,643
425,000	Dominican Republic, 8.625%, 4/20/2027, 144A	442,000

		3,285,581

	France — 0.2%
200,000	AXA S.A., 7.125%, 12/15/2020, (GBP)	256,059
205,000	BNP Paribas S.A., 4.375%, 5/12/2026, 144A	209,590

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	France — continued
$1,415,000	Caisse d’Amortissement de la Dette Sociale, 1.875%, 2/12/2022(c)	$1,446,911
250,000	Credit Agricole S.A., 3.250%, 10/04/2024, 144A	250,349
1,300,000	Edenred, 1.875%, 3/06/2026, (EUR)(c)	1,475,550
1,060,000	French Republic Government Bond OAT, 4.250%, 10/25/2023, (EUR)(c)	1,369,090
500,000	Holding d’Infrastructures de Transport SASU, EMTN, 1.625%, 11/27/2027, (EUR)	523,746
500,000	Holding d’Infrastructures de Transport SASU, EMTN, 0.625%, 3/27/2023, (EUR)	531,572
1,015,000	Societe Generale S.A., 4.750%, 11/24/2025, 144A(c)	1,013,002

		7,075,869

	Germany — 0.2%
1,165,000	BMW U.S. Capital LLC, 3.150%, 4/18/2024, 144A(c)	1,127,052
1,850,000	RWE AG, (fixed rate to 10/21/2020, variable rate thereafter), 2.750%, 4/21/2075, (EUR)	1,990,824
1,450,000	Siemens Financieringsmaatschappij NV, 2.350%, 10/15/2026, 144A(c)	1,460,912

		4,578,788

	Hong Kong — 0.1%
355,000	AIA Group Ltd., 3.200%, 3/11/2025, 144A(c)	363,604
982,000	AIA Group Ltd., 3.600%, 4/09/2029	1,019,618
1,135,000	AIA Group Ltd., 3.900%, 4/06/2028, 144A(c)	1,193,736

		2,576,958

	India — 0.1%
650,000	Greenko Dutch BV, 5.250%, 7/24/2024, 144A	524,212
1,230,000	ICICI Bank Ltd., EMTN, 3.250%, 9/09/2022	1,213,420
1,250,000	Power Finance Corp. Ltd., 3.950%, 4/23/2030, 144A	1,066,062
1,317,000	Vedanta Resources Finance II PLC, 9.250%, 4/23/2026	549,848

		3,353,542

	Indonesia — 0.3%
300,000	Indonesia Government International Bond, 4.125%, 1/15/2025, 144A	308,073
735,000	Indonesia Government International Bond, 4.750%, 1/08/2026	777,867
43,840,000,000	Indonesia Treasury Bond, 7.000%, 9/15/2030, (IDR)	2,513,207
50,092,000,000	Indonesia Treasury Bond, Series FR75, 7.500%, 5/15/2038, (IDR)	2,779,420
1,475,000	Republic of Indonesia, 2.850%, 2/14/2030	1,432,520
545,000	Republic of Indonesia, 2.875%, 7/08/2021, 144A, (EUR)	606,818
525,000	Republic of Indonesia, 4.750%, 1/08/2026, 144A	556,983

		8,974,888

	Ireland — 0.1%
475,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.500%, 5/15/2021	435,768
1,250,000	Bank of Ireland Group PLC, 4.500%, 11/25/2023, 144A	1,218,146
375,000	Ireland Government Bond, 3.400%, 3/18/2024, (EUR)(c)	472,588

		2,126,502

	Italy — 0.8%
200,000	Intesa Sanpaolo SpA, 5.710%, 1/15/2026, 144A	194,815
530,000	Intesa Sanpaolo SpA, EMTN, 3.928%, 9/15/2026, (EUR)	589,765

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Italy — continued
6,965,000	Italy Buoni Poliennali Del Tesoro, 1.350%, 4/01/2030, (EUR)	$7,562,677
3,305,000	Italy Buoni Poliennali Del Tesoro, 2.000%, 2/01/2028, (EUR)	3,845,693
4,255,000	Italy Buoni Poliennali Del Tesoro, 5.000%, 3/01/2022, (EUR)(c)	5,102,662
1,975,000	Italy Government International Bond, 2.375%, 10/17/2024	1,951,494
3,335,000	Republic of Italy, 2.500%, 11/15/2025, (EUR)	3,970,952
630,000	UniCredit SpA, (fixed rate to 4/02/2029, variable rate thereafter), 7.296%, 4/02/2034, 144A	597,843
635,000	UniCredit SpA, (fixed rate to 6/19/2027, variable rate thereafter), 5.861%, 6/19/2032, 144A	609,467

		24,425,368

	Japan — 1.0%
993,288,800(†††)	Japan Government CPI Linked Bond, Series 23, 0.100%, 3/10/2028, (JPY)(c)	9,231,995
2,020,350,000	Japan Government Thirty Year Bond, Series 62, 0.500%, 3/20/2049, (JPY)(c)	19,222,308
1,445,000	Sumitomo Mitsui Financial Group, Inc., 3.040%, 7/16/2029(c)	1,434,779

		29,889,082

	Korea — 0.3%
765,000	Export-Import Bank of Korea, 3.000%, 11/01/2022(c)	795,174
1,100,000	Hyundai Capital Services, Inc., 3.750%, 3/05/2023, 144A	1,131,141
1,575,000	Kia Motors Corp., 3.000%, 4/25/2023, 144A(c)	1,606,736
910,000	Korea Gas Corp., 2.750%, 7/20/2022, 144A(c)	933,915
670,000	KT Corp., 2.500%, 7/18/2026, 144A(c)	687,278
1,180,000	LG Chem Ltd., 3.250%, 10/15/2024, 144A	1,221,636
1,440,000,000	Republic of Korea, Series 2209, 2.000%, 9/10/2022, (KRW)(c)	1,207,796
770,000	Shinhan Bank Co. Ltd., 3.875%, 3/24/2026, 144A(c)	792,808
140,000	SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A(c)	180,194
200,000	Woori Bank, 5.875%, 4/13/2021, 144A(c)	207,996

		8,764,674

	Mexico — 1.0%
620,000	Alfa SAB de CV, 6.875%, 3/25/2044	558,000
770,000	America Movil SAB de CV, 2.125%, 3/10/2028, (EUR)(c)	889,894
10,000,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)(c)	394,524
675,000	Banco Nacional de Comercio Exterior SNC, (fixed rate to 8/11/2021, variable rate thereafter), 3.800%, 8/11/2026, 144A	609,700
300,000	Cemex SAB de CV, 5.700%, 1/11/2025	253,503
1,775,000	Coca-Cola Femsa SAB de CV, 2.750%, 1/22/2030(c)	1,734,132
1,205,000	Comision Federal de Electricidad, 4.750%, 2/23/2027	1,114,625
800,000	Gruma SAB de CV, 4.875%, 12/01/2024(c)	787,008
10,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)(c)	265,777
142,000(††††)	Mexican Fixed Rate Bonds, Series M, 5.750%, 3/05/2026, (MXN)	565,606
190,229(††††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(c)	802,205
1,123,620(††††)	Mexican Fixed Rate Bonds, Series M 20, 8.500%, 5/31/2029, (MXN)	5,111,980
637,836(††††)	Mexican Fixed Rate Bonds, Series M 30, 8.500%, 11/18/2038, (MXN)	2,841,298
2,665,000	Mexico Government International Bond, 3.250%, 4/16/2030	2,505,100
3,600,000	Mexico Government International Bond, 4.000%, 10/02/2023(c)	3,672,000

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Mexico — continued
196,000	Mexico Government International Bond, 4.000%, 3/15/2115, (EUR)(c)	$189,147
1,240,000	Orbia Advance Corp. SAB de CV, 4.000%, 10/04/2027	1,078,800
205,000	Orbia Advance Corp. SAB de CV, 5.875%, 9/17/2044	180,656
3,505,000	Petroleos Mexicanos, 5.950%, 1/28/2031	2,430,788
100,000	Sigma Alimentos S.A. de CV, 2.625%, 2/07/2024, 144A, (EUR)	111,256
835,000	Sigma Alimentos S.A. de CV, 4.125%, 5/02/2026	773,636
1,205,000	Sigma Finance Netherlands BV, 4.875%, 3/27/2028	1,151,275
1,010,000	Unifin Financiera SAB de CV SOFOM ENR, 7.250%, 9/27/2023	707,717

		28,728,627

	Netherlands — 0.0%
870,000	Cooperatieve Rabobank UA, 4.375%, 8/04/2025(c)	878,422

	New Zealand — 0.1%
3,575,000	New Zealand Government Bond, 3.000%, 4/20/2029, (NZD)(c)	2,483,069

	Norway — 0.3%
17,000,000	City of Oslo, Norway, 3.550%, 2/12/2021, (NOK)(c)	1,670,984
550,000	Kommunalbanken AS, 1.750%, 9/15/2020, 144A(c)	552,629
46,500,000	Norway Government Bond, 1.375%, 8/19/2030, 144A, (NOK)	4,689,248
3,815,000	Norway Government Bond, Series 475, 2.000%, 5/24/2023, 144A, (NOK)(c)	384,916
16,500,000	Norway Government Bond, Series 478, 1.500%, 2/19/2026, 144A, (NOK)(c)	1,666,085

		8,963,862

	Panama — 0.2%
680,000	Banco Latinoamericano de Comercio Exterior S.A., 3.250%, 5/07/2020, 144A(c)	678,769
1,485,000	Cable Onda S.A., 4.500%, 1/30/2030, 144A	1,306,800
1,045,000	Panama Government International Bond, 3.160%, 1/23/2030	1,045,011
1,250,000	Panama Government International Bond, 4.500%, 4/01/2056	1,353,125

		4,383,705

	Paraguay — 0.0%
800,000	Republic of Paraguay, 5.000%, 4/15/2026, 144A	808,008

	Peru — 0.1%
580,000	Southern Copper Corp., 3.875%, 4/23/2025(c)	574,868
1,050,000	Transportadora de Gas del Peru S.A., 4.250%, 4/30/2028, 144A(c)	991,211

		1,566,079

	Singapore — 0.1%
785,000	BOC Aviation Ltd., 2.750%, 9/18/2022, 144A	807,338
345,000	DBS Group Holdings Ltd., (fixed rate to 12/11/2023, variable rate thereafter), 4.520%, 12/11/2028, 144A	361,387
3,215,000	United Overseas Bank Ltd., 3.200%, 4/23/2021, 144A(c)	3,207,284

		4,376,009

	South Africa — 0.4%
1,400,000	Anglo American Capital PLC, 5.625%, 4/01/2030, 144A	1,419,773
1,420,000	MTN (Mauritius) Investments Ltd., 4.755%, 11/11/2024	1,249,600
930,000	MTN (Mauritius) Investments Ltd., 4.755%, 11/11/2024, 144A	818,400
46,510,000	Republic of South Africa, Series 2035, 8.875%, 2/28/2035, (ZAR)	2,088,692

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	South Africa — continued
$7,585,000	Republic of South Africa Government International Bond, 5.750%, 9/30/2049	$5,499,125
39,185,000	South Africa Government International Bond, Series R213, 7.000%, 2/28/2031, (ZAR)	1,611,174

		12,686,764

	Spain — 0.5%
2,300,000	Banco Bilbao Vizcaya Argentaria S.A., GMTN, 0.750%, 9/11/2022, (EUR)(c)	2,463,029
400,000	Banco Santander S.A., 3.125%, 2/23/2023	381,291
100,000	Iberdrola International BV, EMTN, 0.375%, 9/15/2025, (EUR)	106,926
700,000	Naturgy Finance BV, EMTN, 1.500%, 1/29/2028, (EUR)	784,722
3,590,000	Spain Government Bond, 2.700%, 10/31/2048, 144A, (EUR)(c)	5,030,920
725,000	Spain Government International Bond, 0.750%, 7/30/2021, (EUR)(c)	810,283
430,000	Spain Government International Bond, 1.600%, 4/30/2025, 144A, (EUR)(c)	506,760
2,565,000	Spain Government International Bond, 4.400%, 10/31/2023, 144A, (EUR)(c)	3,263,179
1,300,000	Telefonica Emisiones S.A., EMTN, 1.495%, 9/11/2025, (EUR)	1,453,295

		14,800,405

	Supranationals — 0.2%
1,115,000	Corporacion Andina de Fomento, 4.375%, 6/15/2022(c)	1,190,998
3,360,000	European Investment Bank, 1.750%, 7/30/2024, 144A, (CAD)(c)	2,453,280
3,515,000	International Bank for Reconstruction & Development, 2.200%, 1/18/2022, (CAD)(c)	2,563,755

		6,208,033

	Sweden — 0.0%
2,450,000	Sweden Government Bond, Series 1047, 5.000%, 12/01/2020, (SEK)(c)	256,425

	Switzerland — 0.1%
1,390,000	Credit Suisse Group AG, (fixed rate to 4/01/2030, variable rate thereafter), 4.194%, 4/01/2031, 144A	1,423,376
1,375,000	Novartis Capital Corp., 2.000%, 2/14/2027(c)	1,387,299
900,000	Syngenta Finance NV, EMTN, 1.250%, 9/10/2027, (EUR)	909,072
340,000	Willow No. 2 (Ireland) PLC for Zurich Insurance Co. Ltd., EMTN, (fixed rate to 10/1/2025, variable rate thereafter), 4.250%, 10/01/2045	331,500

		4,051,247

	Thailand — 0.2%
1,570,000	Kasikornbank PCL, EMTN, 3.256%, 7/12/2023(c)	1,645,554
85,000,000	Thailand Government Bond, 2.125%, 12/17/2026, (THB)(c)	2,732,845
950,000	Thaioil Treasury Center Co. Ltd., 3.625%, 1/23/2023, 144A	986,404

		5,364,803

	Trinidad — 0.0%
415,000	Trinidad Generation UnLtd., 5.250%, 11/04/2027, 144A	367,275

	Turkey — 0.4%
2,830,000	Turk Telekomunikasyon AS, 6.875%, 2/28/2025	2,634,447
525,000	Turk Telekomunikasyon AS, 6.875%, 2/28/2025, 144A	488,723
2,875,000	Turkcell Iletisim Hizmetleri AS, 5.800%, 4/11/2028	2,537,291
6,970,000	Turkey Government International Bond, 5.250%, 3/13/2030	5,636,987

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Turkey — continued
$1,345,000	Turkey Government International Bond, 7.625%, 4/26/2029	$1,281,112

		12,578,560

	United Arab Emirates — 0.1%
1,610,000	Abu Dhabi Crude Oil Pipeline LLC, 3.650%, 11/02/2029(c)	1,574,870
850,000	DP World PLC, 3.250%, 5/18/2020, 144A(c)	834,564
200,000	DP World PLC, MTN, 3.250%, 5/18/2020	196,368

		2,605,802

	United Kingdom — 0.4%
95,000	Avon Products, Inc., 8.950%, 3/15/2043	79,800
1,265,000	British Telecommunications PLC, 3.250%, 11/08/2029, 144A	1,229,935
1,350,000	CK Hutchison International 19 Ltd., 3.625%, 4/11/2029, 144A(c)	1,436,353
365,000	HSBC Holdings PLC, 4.950%, 3/31/2030	398,579
635,000	Lloyds Banking Group PLC, 4.050%, 8/16/2023(c)	654,396
400,000	Lloyds Banking Group PLC, 4.500%, 11/04/2024(c)	402,927
1,395,000	Nationwide Building Society, (fixed rate to 7/18/2029, variable rate thereafter), 3.960%, 7/18/2030, 144A(c)	1,409,006
235,000	Network Rail Infrastructure Finance PLC, EMTN, 4.750%, 1/22/2024, (GBP)(c)	337,632
1,130,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023(c)	1,184,544
350,000	Santander UK Group Holdings PLC, 4.750%, 9/15/2025, 144A(c)	344,978
250,000	Standard Chartered PLC, EMTN, 3.125%, 11/19/2024, (EUR)	272,039
1,035,000	United Kingdom Gilt, 2.750%, 9/07/2024, (GBP)(c)	1,432,545
530,000	United Kingdom Gilt, 4.000%, 3/07/2022, (GBP)(c)	707,477
130,000	Virgin Media Finance PLC, 4.500%, 1/15/2025, 144A, (EUR)	133,983
115,000	Virgin Media Secured Finance PLC, 4.875%, 1/15/2027, (GBP)	131,771
1,660,000	Vodafone Group PLC, 4.375%, 5/30/2028	1,753,181

		11,909,146

	United States — 16.3%
485,000	Abbott Ireland Financing DAC, 1.500%, 9/27/2026, (EUR)	538,225
9,890,000	AbbVie, Inc., 2.500%, 5/14/2020	9,890,687
1,500,000	AES Corp. (The), 4.875%, 5/15/2023	1,443,735
15,000	Air Lease Corp., 3.250%, 3/01/2025	11,756
96,000	Air Lease Corp., 3.250%, 10/01/2029	76,900
130,000	Air Lease Corp., MTN, 3.000%, 2/01/2030	93,887
480,000	Allison Transmission, Inc., 4.750%, 10/01/2027, 144A	441,600
8,000,000	Ally Financial, Inc., 4.125%, 2/13/2022	7,697,520
745,000	Ally Financial, Inc., 5.125%, 9/30/2024	725,995
1,728,000	Ally Financial, Inc., 8.000%, 11/01/2031	2,002,234
70,000	American Airlines Group, Inc., 3.750%, 3/01/2025, 144A	49,000
1,965,000	American Airlines Group, Inc., 5.000%, 6/01/2022, 144A	1,576,912
1,786,350	American Airlines Pass Through Certificates, Series 2016-1, Class B, 5.250%, 7/15/2025	1,795,939
1,440,658	American Airlines Pass Through Certificates, Series 2016-3, Class B, 3.750%, 4/15/2027	1,151,246
534,455	American Airlines Pass Through Certificates, Series 2017-2, Class B, 3.700%, 4/15/2027	455,814

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	United States — continued
$112,681	American Airlines Pass Through Certificates, Series 2013-1, Class A, 4.000%, 1/15/2027	$103,794
411,671	American Airlines Pass Through Certificates, Series 2017-1B, Class B, 4.950%, 8/15/2026	354,190
2,510,000	American Honda Finance Corp., GMTN, 1.700%, 9/09/2021	2,468,848
400,000	Antero Resources Corp., 5.125%, 12/01/2022	208,000
175,000	Antero Resources Corp., 5.375%, 11/01/2021	127,313
3,060,000	Antero Resources Corp., 5.625%, 6/01/2023	1,224,000
260,000	Aptiv PLC, 1.600%, 9/15/2028, (EUR)	256,788
1,510,000	AT&T, Inc., 3.400%, 5/15/2025	1,570,701
3,960,000	AT&T, Inc., 4.300%, 2/15/2030	4,252,569
495,000	AT&T, Inc., 4.500%, 3/09/2048	536,048
625,000	AT&T, Inc., 4.550%, 3/09/2049	671,733
925,000	Aviation Capital Group LLC, 6.750%, 4/06/2021, 144A	916,871
2,700,000	Bank of America Corp., 6.110%, 1/29/2037	3,468,720
115,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	122,234
3,180,000	Beazer Homes USA, Inc., 7.250%, 10/15/2029	2,416,800
140,000	Boeing Co. (The), 3.100%, 5/01/2026	128,792
25,000	Boeing Co. (The), 3.625%, 3/01/2048	21,728
635,000	Boeing Co. (The), 3.850%, 11/01/2048	571,805
640,000	Boeing Co. (The), 3.950%, 8/01/2059	574,393
585,000	BP Capital Markets America, Inc., 3.216%, 11/28/2023(c)	598,765
270,000	Brighthouse Financial, Inc., 4.700%, 6/22/2047	210,525
71,000	California Resources Corp., 5.500%, 9/15/2021(d)(e)	6,923
10,000	California Resources Corp., 6.000%, 11/15/2024(d)(e)	200
9,300,000	California Resources Corp., 8.000%, 12/15/2022, 144A(d)(e)	139,500
60,000	CenturyLink, Inc., 5.625%, 4/01/2025	60,299
880,000	CenturyLink, Inc., Series S, 6.450%, 6/15/2021	893,200
3,210,000	Chesapeake Energy Corp., 4.875%, 4/15/2022(d)(e)	321,000
315,000	Chesapeake Energy Corp., 5.750%, 3/15/2023(d)(e)	31,475
7,295,000	Chesapeake Energy Corp., 8.000%, 6/15/2027	510,650
780,000	Chevron Corp., 2.419%, 11/17/2020(c)	777,101
1,635,000	Cimarex Energy Co., 4.375%, 6/01/2024	1,288,463
40,000	Cincinnati Bell, Inc., 8.000%, 10/15/2025, 144A	41,000
500,000	Citizens Financial Group, Inc., 4.300%, 12/03/2025	523,301
3,500,000	Coca-Cola Co. (The), 1.550%, 9/01/2021	3,503,395
265,000	Constellation Brands, Inc., 4.750%, 11/15/2024	273,845
485,000	Continental Resources, Inc., 3.800%, 6/01/2024	249,483
640,000	Continental Resources, Inc., 4.500%, 4/15/2023	355,433
63,000	Continental Resources, Inc., 5.000%, 9/15/2022	40,190
375,000	Cox Communications, Inc., 4.800%, 2/01/2035, 144A	407,000
595,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	606,900
155,000	Cummins, Inc., 5.650%, 3/01/2098	199,096
475,000	Dell International LLC/EMC Corp., 6.020%, 6/15/2026, 144A	490,239
84,456	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	86,533
940,000	DH Europe Finance II S.a.r.l., 0.750%, 9/18/2031, (EUR)(c)	901,244

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	United States — continued
$50,000	Dillard’s, Inc., 7.000%, 12/01/2028	$43,143
8,000	Dillard’s, Inc., 7.750%, 7/15/2026	6,565
1,680,000	DISH DBS Corp., 5.000%, 3/15/2023	1,607,424
3,570,000	DISH DBS Corp., 5.875%, 11/15/2024	3,471,825
1,385,000	DISH DBS Corp., 7.750%, 7/01/2026	1,423,088
310,000	DR Horton, Inc., 4.375%, 9/15/2022	315,821
140,000	Ecolab, Inc., 4.800%, 3/24/2030	157,260
160,000	Edison International, 4.950%, 4/15/2025	159,630
340,000	Enable Midstream Partners LP, 5.000%, 5/15/2044	146,010
235,000	Enbridge Energy Partners LP, 7.375%, 10/15/2045	258,397
1,075,000	Energy Transfer Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	978,929
600,000	EnLink Midstream Partners LP, 4.150%, 6/01/2025	290,820
410,000	FedEx Corp., 1.000%, 1/11/2023, (EUR)	443,774
650,000	FedEx Corp., 3.400%, 1/14/2022	653,746
965,000	Ford Motor Co., 4.750%, 1/15/2043	547,638
685,000	Ford Motor Co., 5.291%, 12/08/2046	407,575
25,000	Ford Motor Co., 6.375%, 2/01/2029	17,500
50,000	Ford Motor Co., 6.625%, 2/15/2028	39,028
2,105,000	Ford Motor Co., 6.625%, 10/01/2028	1,541,912
5,000	Ford Motor Co., 7.500%, 8/01/2026	4,098
200,000	Ford Motor Credit Co. LLC, GMTN, 4.389%, 1/08/2026	175,000
295,000	General Electric Co., 4.500%, 3/11/2044	290,178
50,000	General Electric Co., GMTN, 3.100%, 1/09/2023	50,366
980,000	General Motors Co., 5.200%, 4/01/2045	775,960
240,000	General Motors Financial Co., Inc., 3.450%, 4/10/2022	225,800
925,000	General Motors Financial Co., Inc., 5.250%, 3/01/2026	815,773
100,000	General Motors Financial Co., Inc., EMTN, 0.955%, 9/07/2023, (EUR)	91,511
770,000	General Motors Financial of Canada Ltd., Series 5, 3.250%, 11/07/2023, (CAD)	477,927
3,435,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	4,524,098
105,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	132,753
180,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	256,641
315,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	481,321
905,000	Global Atlantic Fin Co., 8.625%, 4/15/2021, 144A	964,047
2,295,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	3,038,039
2,745,000	Goodyear Tire & Rubber Co. (The), 4.875%, 3/15/2027	2,518,537
165,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	145,200
20,000	HCA, Inc., 4.750%, 5/01/2023	20,490
6,670,000	HCA, Inc., 5.375%, 9/01/2026	6,872,368
225,000	HCA, Inc., 7.050%, 12/01/2027	231,750
820,000	HCA, Inc., 7.500%, 11/06/2033	820,000
395,000	HCA, Inc., 8.360%, 4/15/2024	406,850
195,000	HCA, Inc., MTN, 7.580%, 9/15/2025	200,850
75,000	HCA, Inc., MTN, 7.750%, 7/15/2036	75,000
490,000	Hewlett Packard Enterprise Co., 6.350%, 10/15/2045	581,502
485,000	Huntington Ingalls Industries, Inc., 5.000%, 11/15/2025, 144A	500,281

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	United States — continued
$835,000	Hyundai Capital America, 2.650%, 2/10/2025, 144A	$781,201
1,585,000	Hyundai Capital America, 2.750%, 9/27/2026, 144A(c)	1,457,550
450,000	International Lease Finance Corp., 4.625%, 4/15/2021	415,445
5,760,000	Iron Mountain, Inc., 4.875%, 9/15/2029, 144A	5,410,829
48,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036(d)(e)	3,600
5,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097(d)(e)	428
1,070,000	Jefferies Group LLC, 6.250%, 1/15/2036	946,830
7,760,000	JELD-WEN, Inc., 4.625%, 12/15/2025, 144A	6,828,800
1,875,000	JELD-WEN, Inc., 4.875%, 12/15/2027, 144A	1,654,687
1,885,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046	1,710,883
330,000	Level 3 Financing, Inc., 5.125%, 5/01/2023	324,222
760,000	Level 3 Financing, Inc., 5.375%, 5/01/2025	756,200
44,000	Masco Corp., 6.500%, 8/15/2032	51,385
403,000	Masco Corp., 7.750%, 8/01/2029	495,116
615,000	Medtronic Global Holdings SCA, 1.125%, 3/07/2027, (EUR)	666,576
4,315,000	Michaels Stores, Inc., 8.000%, 7/15/2027, 144A	3,193,100
10,000,000	Microsoft Corp., 1.550%, 8/08/2021	10,069,546
1,430,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	915,200
450,000	Morgan Stanley, 3.950%, 4/23/2027	473,913
725,000	Morgan Stanley, 5.750%, 1/25/2021	744,155
3,150,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	3,215,196
600,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	728,381
25,000	MPLX LP, 4.500%, 7/15/2023	21,516
95,000	MPLX LP, 4.875%, 6/01/2025	78,220
3,890,000	Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/2026, 144A	3,520,450
3,000,000	Navient Corp., 5.000%, 10/26/2020	2,955,000
30,000	Navient Corp., 5.000%, 3/15/2027	25,791
915,000	Navient Corp., 5.500%, 1/25/2023	860,100
255,000	Navient Corp., 5.875%, 10/25/2024	234,600
1,600(†††††)	Navient Corp., 6.000%, 12/15/2043	27,573
1,130,000	Navient Corp., 6.750%, 6/15/2026	1,039,600
4,318,000	Navient Corp., MTN, 5.625%, 8/01/2033	3,183,230
750,000	Navient Corp., MTN, 6.125%, 3/25/2024	693,750
415,000	Navient Corp., MTN, 7.250%, 1/25/2022	400,193
65,000	Newfield Exploration Co., 5.625%, 7/01/2024	34,882
900,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	306,000
405,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023	140,738
20,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	19,910
1,765,000	Nissan Motor Acceptance Corp., 3.650%, 9/21/2021, 144A(c)	1,729,100
120,000	Oasis Petroleum, Inc., 6.875%, 1/15/2023	24,600
300,000	Occidental Petroleum Corp., 4.500%, 7/15/2044	126,219
2,275,000	Oceaneering International, Inc., 4.650%, 11/15/2024	908,408
420,000	Old Republic International Corp., 4.875%, 10/01/2024	443,543
3,693,000	ONEOK Partners LP, 4.900%, 3/15/2025	3,228,590
25,000	ONEOK Partners LP, 6.200%, 9/15/2043	22,323
1,200,000	Owens Corning, 4.400%, 1/30/2048	1,023,392
310,000	Owens Corning, 7.000%, 12/01/2036	352,474
2,965,000	Owens-Brockway Glass Container, Inc., 5.375%, 1/15/2025, 144A	2,816,750

See accompanying notes to financial statements.

37  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	United States — continued
775,000	Prologis Euro Finance LLC, 0.250%, 9/10/2027, (EUR)	$773,264
790,000	Prologis Euro Finance LLC, 0.375%, 2/06/2028, (EUR)	788,143
365,000	Prologis LP, 2.250%, 6/30/2029, (GBP)	445,832
1,115,000	Prudential Financial, Inc., MTN, 3.700%, 3/13/2051	1,016,444
540,000	PulteGroup, Inc., 6.000%, 2/15/2035	544,050
785,000	PulteGroup, Inc., 6.375%, 5/15/2033	793,400
220,000	PulteGroup, Inc., 7.875%, 6/15/2032	242,000
285,000	QEP Resources, Inc., 5.250%, 5/01/2023	105,450
210,000	QEP Resources, Inc., 5.375%, 10/01/2022	98,700
295,000	Quicken Loans, Inc., 5.250%, 1/15/2028, 144A	288,451
120,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	119,400
95,000	Qwest Corp., 7.250%, 9/15/2025	96,504
345,000	Radian Group, Inc., 4.500%, 10/01/2024	339,825
195,000	Radian Group, Inc., 4.875%, 3/15/2027	192,075
890,000	Range Resources Corp., 4.875%, 5/15/2025	529,550
850,000	Range Resources Corp., 5.000%, 8/15/2022	637,245
220,000	Range Resources Corp., 5.000%, 3/15/2023	160,600
25,000	Sealed Air Corp., 4.875%, 12/01/2022, 144A	25,031
640,000	Sealed Air Corp., 5.500%, 9/15/2025, 144A	648,006
420,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	367,500
140,000	Silgan Holdings, Inc., 3.250%, 3/15/2025, (EUR)	150,546
7,560,000	SM Energy Co., 6.625%, 1/15/2027	2,200,451
155,000	SM Energy Co., 6.750%, 9/15/2026	46,500
1,170,000	Springleaf Finance Corp., 5.625%, 3/15/2023	1,129,050
860,000	Springleaf Finance Corp., 6.875%, 3/15/2025	866,123
2,310,000	Springleaf Finance Corp., 7.125%, 3/15/2026	2,286,900
330,000	Springleaf Finance Corp., 7.750%, 10/01/2021	331,650
130,000	Springleaf Finance Corp., 8.250%, 10/01/2023	130,000
1,365,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.750%, 3/15/2024	1,201,200
2,980,000	Tenet Healthcare Corp., 5.125%, 5/01/2025	2,845,900
100,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	92,250
1,695,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	1,423,800
820,000	Textron, Inc., 5.950%, 9/21/2021	840,221
90,000	Time Warner Cable LLC, 4.500%, 9/15/2042	84,507
85,000	Time Warner Cable LLC, 5.500%, 9/01/2041	88,789
1,635,000	Toyota Motor Credit Corp., MTN, 2.650%, 4/12/2022(c)	1,650,344
1,680,000	Transcontinental Gas Pipe Line Co. LLC, 7.850%, 2/01/2026	1,912,741
171,000	TransDigm, Inc., 6.500%, 7/15/2024	161,097
185,000	TransDigm, Inc., 6.500%, 5/15/2025	173,898
6,665,000	TRI Pointe Group, Inc., 4.875%, 7/01/2021	6,190,785
5,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/2024	4,645
81,903	U.S. Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	82,532
312,752	U.S. Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	309,552
20,350,000	U.S. Treasury Bond, 2.000%, 2/15/2050	23,574,998
4,960,000	U.S. Treasury Bond, 2.875%, 5/15/2049(c)(f)	6,767,881

See accompanying notes to financial statements.

|  38

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	United States — continued
$4,380,000	U.S. Treasury Bond, 3.000%, 8/15/2048	$6,084,094
4,125,812	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2022(c)(g)	4,069,184
4,165,078	U.S. Treasury Inflation Indexed Note, 0.375%, 7/15/2027(c)(g)	4,282,888
13,136,266	U.S. Treasury Inflation Indexed Note, 0.625%, 4/15/2023(c)(g)	13,231,944
21,640,000	U.S. Treasury Note, 1.625%, 8/15/2029(c)	23,487,008
38,000,000	U.S. Treasury Note, 1.500%, 9/30/2021	38,740,703
34,445,000	U.S. Treasury Note, 1.500%, 10/31/2021	35,146,009
35,975,000	U.S. Treasury Note, 1.500%, 11/30/2021	36,743,685
13,685,000	U.S. Treasury Note, 1.625%, 10/31/2026(c)	14,648,830
21,715,000	U.S. Treasury Note, 1.750%, 11/30/2021	22,273,992
21,700,000	U.S. Treasury Note, 1.750%, 11/15/2029	23,839,484
4,515,000	U.S. Treasury Note, 1.875%, 3/31/2022	4,664,383
15,000,000	U.S. Treasury Note, 2.500%, 6/30/2020	15,089,341
4,700,000	U.S. Treasury Note, 2.875%, 5/15/2028(c)	5,541,594
422,639	United Airlines Pass Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027	372,717
2,940,000	United Rentals North America, Inc., 5.500%, 7/15/2025	2,881,200
460,000	United Rentals North America, Inc., 6.500%, 12/15/2026	466,900
1,450,000	United States Steel Corp., 6.650%, 6/01/2037	873,190
25,000	ViacomCBS, Inc., 4.375%, 3/15/2043	22,155
395,000	ViacomCBS, Inc., 5.250%, 4/01/2044	375,609
145,000	ViacomCBS, Inc., 5.850%, 9/01/2043	148,565
145,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 9.750%, 4/15/2023, 144A(d)(e)	34,256
1,150,000	Walmart, Inc., 3.700%, 6/26/2028(c)	1,290,577
60,000	Weyerhaeuser Co., 6.950%, 10/01/2027	70,177
315,000	Weyerhaeuser Co., 7.375%, 3/15/2032	371,318
525,000	Whiting Petroleum Corp., 5.750%, 3/15/2021(a)(d)(e)	35,280
195,000	Whiting Petroleum Corp., 6.250%, 4/01/2023(a)(d)(e)	16,934
3,052,000	Windstream Services LLC/Windstream Finance Corp., 9.000%, 6/30/2025, 144A(d)(e)(h)	122,080
65,000	Windstream Services LLC/Windstream Finance Corp., 10.500%, 6/30/2024, 144A(d)(e)(h)	2,600

		480,393,684

	Total Non-Convertible Bonds (Identified Cost $923,179,518)	889,952,979

Convertible Bonds — 0.4%
	United States — 0.4%
1,450,000	Booking Holdings, Inc., 0.900%, 9/15/2021	1,445,505
95,000	Chesapeake Energy Corp., 5.500%, 9/15/2026(d)(e)(i)	2,850
545,000	DISH Network Corp., 2.375%, 3/15/2024	431,913
6,460,000	DISH Network Corp., 3.375%, 8/15/2026	5,244,561
290,000	Evolent Health, Inc., 2.000%, 12/01/2021	239,250
1,855,000	iStar, Inc., 3.125%, 9/15/2022	1,815,784
1,950,000	Nuance Communications, Inc., 1.000%, 12/15/2035	1,863,303
205,000	Nuance Communications, Inc., 1.250%, 4/01/2025	222,193
10,000	Nuance Communications, Inc., 1.500%, 11/01/2035	10,538

See accompanying notes to financial statements.

39  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	United States — continued
$380,000	SM Energy Co., 1.500%, 7/01/2021	$137,227
825,000	Western Digital Corp., 1.500%, 2/01/2024	717,605

	Total Convertible Bonds (Identified Cost $12,944,305)	12,130,729

Municipals — 0.0%
	United States — 0.0%
155,000	State of Illinois, 5.100%, 6/01/2033	153,857
130,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	112,311

	Total Municipals (Identified Cost $255,788)	266,168

	Total Bonds and Notes (Identified Cost $936,379,611)	902,349,876

Shares
Preferred Stocks — 0.1%
	United States — 0.1%
460	Chesapeake Energy Corp., 5.000%(d)(e)	2,208
40	Chesapeake Energy Corp., 5.750%(d)(e)	1,139
736	Chesapeake Energy Corp., 5.750%(d)(e)	20,962
84	Chesapeake Energy Corp., 5.750%, 144A(d)(e)	2,392
38,952	El Paso Energy Capital Trust I, 4.750%	1,674,936

		1,701,637

	Total Preferred Stocks (Identified Cost $2,285,617)	1,701,637

Principal Amount (‡)
Short-Term Investments — 1.9%
$41,007,080	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2020 at 0.000% to be repurchased at $41,007,080 on 4/01/2020 collateralized by $7,055,000 U.S. Treasury Note, 2.500% due 3/31/2023 valued at $7,520,468; $32,615,000 U.S. Treasury Inflation Indexed Note, 0.625% due 4/15/2023 valued at $34,310,491 including accrued interest (Note 2 of Notes to Financial Statements)	41,007,080
5,100,000	U.S. Treasury Bills, 1.508%, 8/20/2020(j)	5,098,252
3,945,000	U.S. Treasury Bills, 1.518%, 8/13/2020(j)	3,943,859
5,825,000	U.S. Treasury Bills, 1.520%, 8/06/2020(j)	5,823,248

	Total Short-Term Investments (Identified Cost $55,793,451)	55,872,439

	Total Investments — 99.4% (Identified Cost $2,807,620,790)	2,937,910,515
	Other assets less liabilities — 0.6%	16,842,694

	Net Assets — 100.0%	$2,954,753,209

See accompanying notes to financial statements.

|  40

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 1,000.
(†††)	Amount shown represents principal amount including inflation adjustments.
(††††)	Amount shown represents units. One unit represents a principal amount of 100.
(†††††)	Amount shown represents units. One unit represents a principal amount of 25.
(a)	Non-income producing security.
(b)	Securities subject to restriction on resale. At March 31, 2020, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
Thryv Holdings, Inc.	8/12/2016	$1,194	$1,102	Less than 0.1%

(c)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(d)	Illiquid security.
(e)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At March 31, 2020, the value of these securities amounted to $743,827 or less than 0.1% of net assets. See Note 2 of Notes to Financial Statements.
(f)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(g)	Treasury Inflation Protected Security (TIPS).
(h)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(i)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(j)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the value of Rule 144A holdings amounted to $121,288,208 or 4.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
CPI	Consumer Price Index
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNH	Chinese Yuan Renminbi Offshore
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won

See accompanying notes to financial statements.

41  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
THB	Thai Baht
ZAR	South African Rand

At March 31, 2020, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency		In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	6/02/2020	BRL	S	18,445,000	$4,155,683	$3,535,184	$620,499
Bank of America, N.A.	6/17/2020	KRW	B	5,850,000,000	4,881,712	4,818,979	(62,733)
Citibank N.A.	6/17/2020	ZAR	B	76,025,000	4,347,451	4,208,158	(139,293)
Citibank N.A.	6/17/2020	ZAR	S	76,025,000	4,650,115	4,208,158	441,957
Credit Suisse International	6/17/2020	CAD	B	13,785,000	9,488,574	9,802,471	313,897
Credit Suisse International	6/17/2020	CAD	S	125,470,000	93,410,562	89,221,331	4,189,231
Credit Suisse International	6/17/2020	COP	S	16,193,255,000	4,252,096	3,964,558	287,538
Credit Suisse International	6/17/2020	COP	S	22,651,410,000	5,518,005	5,545,693	(27,688)
Credit Suisse International	6/17/2020	GBP	B	13,490,000	16,985,273	16,778,258	(207,015)
Credit Suisse International	6/17/2020	JPY	B	7,133,000,000	67,180,085	66,553,350	(626,735)
Goldman Sachs & Co.	6/17/2020	MXN	B	74,545,000	3,080,117	3,107,252	27,135
Goldman Sachs & Co.	6/17/2020	MXN	S	74,545,000	3,421,705	3,107,252	314,453
HSBC Bank USA	6/17/2020	AUD	B	8,155,000	5,399,711	5,017,160	(382,551)
HSBC Bank USA	6/17/2020	AUD	S	4,080,000	2,656,092	2,510,118	145,974
Morgan Stanley Capital Services, Inc.	6/17/2020	EUR	B	79,475,000	90,305,058	87,907,622	(2,397,436)
Morgan Stanley Capital Services, Inc.	6/17/2020	EUR	S	3,800,000	4,193,487	4,203,196	(9,709)
UBS AG	4/02/2020	BRL	B	12,290,000	2,459,475	2,365,235	(94,240)
UBS AG	4/02/2020	BRL	S	12,290,000	2,602,710	2,365,235	237,475
UBS AG	6/17/2020	IDR	S	40,354,000,000	2,320,529	2,457,164	(136,635)
UBS AG	6/17/2020	SEK	B	7,350,000	780,137	744,226	(35,911)
UBS AG	6/17/2020	THB	S	83,000,000	2,627,580	2,530,006	97,574

Total							$2,555,787

See accompanying notes to financial statements.

|  42

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

At March 31, 2020, the Fund had the following open forward cross currency contracts:

Counterparty	Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Notional Value	Unrealized Appreciation (Depreciation)
UBS AG	6/17/2020	NOK	18,380,000	EUR	1,765,847	$1,953,211	$184,787
UBS AG	6/17/2020	EUR	1,473,937	NOK	18,380,000	1,768,425	138,097

Total							$322,884

At March 31, 2020, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Note	6/19/2020	42	$6,209,912	$6,553,312	$343,400

Industry Summary at March 31, 2020 (Unaudited)

Treasuries	16.6%
IT Services	7.1
Internet & Direct Marketing Retail	5.7
Health Care Equipment & Supplies	5.4
Software	5.1
Capital Markets	5.0
Interactive Media & Services	4.6
Life Sciences Tools & Services	3.8
Chemicals	3.7
Aerospace & Defense	3.5
Industrial Conglomerates	3.1
Health Care Providers & Services	2.8
Machinery	2.3
Banks	2.3
Insurance	2.3
Banking	2.0
Food Products	2.0
Other Investments, less than 2% each	20.2
Short-Term Investments	1.9

Total Investments	99.4
Other assets less liabilities (including forward foreign currency and futures contracts)	0.6

Net Assets	100.0%

See accompanying notes to financial statements.

43  |

Portfolio of Investments – as of March 31, 2020 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Currency Exposure Summary at March 31, 2020 (Unaudited)

United States Dollar	72.5%
Canadian Dollar	5.8
Euro	3.9
British Pound	3.7
Swiss Franc	3.6
Japanese Yen	2.8
Other, less than 2% each	7.1

Total Investments	99.4
Other assets less liabilities (including forward foreign currency and futures contracts)	0.6

Net Assets	100.0%

See accompanying notes to financial statements.

|  44

Statements of Assets and Liabilities

March 31, 2020 (Unaudited)

	Core Plus Bond Fund	Global Allocation Fund
ASSETS
Investments at cost	$7,230,351,305	$2,807,620,790
Net unrealized appreciation	112,457,386	130,289,725

Investments at value	7,342,808,691	2,937,910,515
Cash	—	3,165,290
Due from brokers (Note 2)	—	2,483,755
Foreign currency at value (identified cost $0 and $8,300,950, respectively)	—	8,298,964
Receivable for Fund shares sold	41,379,897	12,458,627
Receivable for securities sold	315,460,525	6,141,087
Collateral received for open forward foreign currency contracts (Notes 2 and 4)	—	5,290,000
Dividends and interest receivable	45,047,412	8,404,125
Unrealized appreciation on forward foreign currency contracts (Note 2)	—	6,998,617
Tax reclaims receivable	—	1,032,559
Receivable for variation margin on futures contracts (Note 2)	—	36,219
Prepaid expenses (Note 8)	32	11

TOTAL ASSETS	7,744,696,557	2,992,219,769

LIABILITIES
Payable for securities purchased	158,876,304	22,049,847
Payable for Fund shares redeemed	27,305,072	3,468,994
Unrealized depreciation on forward foreign currency contracts (Note 2)	—	4,119,946
Foreign taxes payable (Note 2)	—	32,643
Payable to custodian bank (Note 9)	4,210,283	—
Due to brokers (Note 2)	—	5,290,000
Management fees payable (Note 6)	2,103,953	1,905,343
Deferred Trustees’ fees (Note 6)	595,303	259,619
Administrative fees payable (Note 6)	289,373	114,927
Payable to distributor (Note 6d)	46,563	37,787
Other accounts payable and accrued expenses	322,296	187,454

TOTAL LIABILITIES	193,749,147	37,466,560

NET ASSETS	$7,550,947,410	$2,954,753,209

NET ASSETS CONSIST OF:
Paid-in capital	$7,471,385,287	$2,733,441,157
Accumulated earnings	79,562,123	221,312,052

NET ASSETS	$7,550,947,410	$2,954,753,209

See accompanying notes to financial statements.

45  |

Statements of Assets and Liabilities (continued)

March 31, 2020 (Unaudited)

	Core Plus Bond Fund	Global Allocation Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$514,293,604	$431,558,603

Shares of beneficial interest	38,597,757	20,527,527

Net asset value and redemption price per share	$13.32	$21.02

Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$13.91	$22.30

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$148,582,740	$433,792,541

Shares of beneficial interest	11,149,462	20,914,294

Net asset value and offering price per share	$13.33	$20.74

Class N shares:
Net assets	$2,724,727,127	$201,969,802

Shares of beneficial interest	202,695,023	9,553,313

Net asset value, offering and redemption price per share	$13.44	$21.14

Class Y shares:
Net assets	$4,163,343,939	$1,887,432,263

Shares of beneficial interest	309,893,358	89,242,796

Net asset value, offering and redemption price per share	$13.43	$21.15

See accompanying notes to financial statements.

|  46

Statements of Operations

For the Six Months Ended March 31, 2020 (Unaudited)

	Core Plus Bond Fund	Global Allocation Fund
INVESTMENT INCOME
Interest	$109,939,601	$16,369,250
Dividends	—	8,928,677
Less net foreign taxes withheld	—	(226,786)

	109,939,601	25,071,141

Expenses
Management fees (Note 6)	12,204,388	12,082,354
Service and distribution fees (Note 6)	1,437,062	3,052,138
Administrative fees (Note 6)	1,674,319	714,020
Trustees’ fees and expenses (Note 6)	147,828	70,597
Transfer agent fees and expenses (Notes 6 and 7)	2,206,993	1,281,183
Audit and tax services fees	26,703	27,992
Custodian fees and expenses	124,983	137,535
Legal fees (Note 8)	62,044	28,065
Registration fees	145,736	108,522
Shareholder reporting expenses	124,493	74,533
Miscellaneous expenses (Note 8)	119,653	92,768

Total expenses	18,274,202	17,669,707
Less waiver and/or expense reimbursement (Note 6)	—	(782)

Net expenses	18,274,202	17,668,925

Net investment income	91,665,399	7,402,216

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, FORWARD FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	89,122,818	97,159,541
Futures contracts	—	155,691
Forward foreign currency contracts (Note 2d)	—	3,202,323
Foreign currency transactions (Note 2c)	(200,328)	(464,087)
Net change in unrealized appreciation (depreciation) on:
Investments	(46,811,882)	(421,566,353)
Futures contracts	—	343,400
Forward foreign currency contracts (Note 2d)	—	3,759,851
Foreign currency translations (Note 2c)	(144,687)	157,097

Net realized and unrealized gain (loss) on investments, futures contracts, forward foreign currency contracts and foreign currency transactions	41,965,921	(317,252,537)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$133,631,320	$(309,850,321)

See accompanying notes to financial statements.

47  |

Statements of Changes in Net Assets

	Core Plus Bond Fund		Global Allocation Fund
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
FROM OPERATIONS:
Net investment income	$91,665,399	$193,816,309	$7,402,216	$23,195,146
Net realized gain on investments, futures contracts, forward foreign currency contracts and foreign currency transactions	88,922,490	37,103,540	100,053,468	60,158,656
Net change in unrealized appreciation (depreciation) on investments, futures contracts, forward foreign currency contracts and foreign currency translations	(46,956,569)	342,043,742	(417,306,005)	124,957,256

Net increase (decrease) in net assets resulting from operations	133,631,320	572,963,591	(309,850,321)	208,311,058

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(6,492,212)	(14,225,845)	(13,439,864)	(15,303,424)
Class C	(1,259,474)	(2,905,066)	(11,301,039)	(13,674,405)
Class N	(36,498,685)	(62,882,079)	(6,572,302)	(3,466,169)
Class Y	(56,026,577)	(103,228,686)	(60,646,702)	(64,089,255)

Total distributions	(100,276,948)	(183,241,676)	(91,959,907)	(96,533,253)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	24,617,104	683,792,596	282,260,244	518,843,716

Net increase (decrease) in net assets	57,971,476	1,073,514,511	(119,549,984)	630,621,521
NET ASSETS
Beginning of the period	7,492,975,934	6,419,461,423	3,074,303,193	2,443,681,672

End of the period	$7,550,947,410	$7,492,975,934	$2,954,753,209	$3,074,303,193

See accompanying notes to financial statements.

|  48

Financial Highlights

For a share outstanding throughout each period.

	Core Plus Bond Fund—Class A
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of the period	$13.25		$12.53		$12.96	$13.06	$12.34	$13.18

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.14		0.34		0.35	0.28	0.37	0.37
Net realized and unrealized gain (loss)	0.09		0.70		(0.38)	(0.04)	0.71	(0.77)

Total from Investment Operations	0.23		1.04		(0.03)	0.24	1.08	(0.40)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)		(0.32)		(0.40)	(0.34)	(0.36)	(0.36)
Net realized capital gains	—		—		—	—	—	(0.08)

Total Distributions	(0.16)		(0.32)		(0.40)	(0.34)	(0.36)	(0.44)

Net asset value, end of the period	$13.32		$13.25		$12.53	$12.96	$13.06	$12.34

Total return(b)	1.75	%(c)	8.39%		(0.27)%	1.86%	8.90%	(3.13)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$514,294		$558,291		$600,762	$676,892	$776,566	$912,662
Net expenses	0.72	%(d)	0.73%		0.73%	0.73%	0.73%	0.74%
Gross expenses	0.72	%(d)	0.73%		0.73%	0.73%	0.73%	0.74%
Net investment income	2.16	%(d)	2.63%		2.71%	2.19%	2.91%	2.87%
Portfolio turnover rate	147%		297	%(e)	181%	195%	143%	175%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The variation in the Fund’s turnover rate from 2018 to 2019 is due to an increase in the volume of U.S. Treasury securities related to certain trading strategies.

See accompanying notes to financial statements.

49  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Core Plus Bond Fund—Class C
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of the period	$13.25		$12.53		$12.96	$13.06	$12.33	$13.18

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.09		0.24		0.25	0.19	0.27	0.27
Net realized and unrealized gain (loss)	0.10		0.70		(0.38)	(0.05)	0.73	(0.77)

Total from Investment Operations	0.19		0.94		(0.13)	0.14	1.00	(0.50)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)		(0.22)		(0.30)	(0.24)	(0.27)	(0.27)
Net realized capital gains	—		—		—	—	—	(0.08)

Total Distributions	(0.11)		(0.22)		(0.30)	(0.24)	(0.27)	(0.35)

Net asset value, end of the period	$13.33		$13.25		$12.53	$12.96	$13.06	$12.33

Total return(b)	1.44	%(c)	7.57%		(1.03)%	1.08%	8.17%	(3.86)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$148,583		$160,201		$185,758	$248,687	$321,626	$354,285
Net expenses	1.47	%(d)	1.48%		1.48%	1.48%	1.48%	1.49%
Gross expenses	1.47	%(d)	1.48%		1.48%	1.48%	1.48%	1.49%
Net investment income	1.41	%(d)	1.88%		1.96%	1.44%	2.16%	2.11%
Portfolio turnover rate	147%		297	%(e)	181%	195%	143%	175%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The variation in the Fund’s turnover rate from 2018 to 2019 is due to an increase in the volume of U.S. Treasury securities related to certain trading strategies.

See accompanying notes to financial statements.

|  50

Financial Highlights (continued)

For a share outstanding throughout each period.

	Core Plus Bond Fund—Class N
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of the period	$13.37		$12.63		$13.06	$13.17	$12.44	$13.28

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.17		0.38		0.39	0.33	0.41	0.42
Net realized and unrealized gain (loss)	0.08		0.72		(0.38)	(0.06)	0.73	(0.78)

Total from Investment Operations	0.25		1.10		0.01	0.27	1.14	(0.36)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)		(0.36)		(0.44)	(0.38)	(0.41)	(0.40)
Net realized capital gains	—		—		—	—	—	(0.08)

Total Distributions	(0.18)		(0.36)		(0.44)	(0.38)	(0.41)	(0.48)

Net asset value, end of the period	$13.44		$13.37		$12.63	$13.06	$13.17	$12.44

Total return	1.91	%(b)	8.85%		0.07%	2.12%	9.33%	(2.82)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,724,727		$2,610,699		$1,899,190	$1,784,150	$2,134,113	$2,209,110
Net expenses	0.38	%(c)	0.39%		0.39%	0.39%	0.39%	0.40%
Gross expenses	0.38	%(c)	0.39%		0.39%	0.39%	0.39%	0.40%
Net investment income	2.50	%(c)	2.96%		3.06%	2.53%	3.25%	3.27%
Portfolio turnover rate	147%		297	%(d)	181%	195%	143%	175%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.
(d)	The variation in the Fund’s turnover rate from 2018 to 2019 is due to an increase in the volume of U.S. Treasury securities related to certain trading strategies.

See accompanying notes to financial statements.

51  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Core Plus Bond Fund—Class Y
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of the period	$13.36		$12.63		$13.06	$13.16	$12.43	$13.27

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.16		0.37		0.38	0.31	0.40	0.41
Net realized and unrealized gain (loss)	0.09		0.71		(0.38)	(0.04)	0.73	(0.78)

Total from Investment Operations	0.25		1.08		0.00 (b)	0.27	1.13	(0.37)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)		(0.35)		(0.43)	(0.37)	(0.40)	(0.39)
Net realized capital gains	—		—		—	—	—	(0.08)

Total Distributions	(0.18)		(0.35)		(0.43)	(0.37)	(0.40)	(0.47)

Net asset value, end of the period	$13.43		$13.36		$12.63	$13.06	$13.16	$12.43

Total return	1.86	%(c)	8.67%		(0.02)%	2.10%	9.22%	(2.89)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$4,163,344		$4,163,785		$3,733,751	$3,846,208	$2,953,919	$3,137,371
Net expenses	0.47	%(d)	0.48%		0.48%	0.48%	0.48%	0.49%
Gross expenses	0.47	%(d)	0.48%		0.48%	0.48%	0.48%	0.49%
Net investment income	2.41	%(d)	2.87%		2.97%	2.43%	3.15%	3.14%
Portfolio turnover rate	147%		297	%(e)	181%	195%	143%	175%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The variation in the Fund’s turnover rate from 2018 to 2019 is due to an increase in the volume of U.S. Treasury securities related to certain trading strategies.

See accompanying notes to financial statements.

|  52

Financial Highlights (continued)

For a share outstanding throughout each period.

	Global Allocation Fund—Class A
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of the period	$23.76		$23.10	$21.60	$19.17	$18.45	$19.77

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05		0.19	0.23	0.31	0.24	0.21
Net realized and unrealized gain (loss)	(2.11)		1.38	1.75	2.36	1.47	(0.37)

Total from Investment Operations	(2.06)		1.57	1.98	2.67	1.71	(0.16)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)		(0.16)	(0.19)	(0.24)	(0.15)	(0.20)
Net realized capital gains	(0.56)		(0.75)	(0.29)	—	(0.84)	(0.96)

Total Distributions	(0.68)		(0.91)	(0.48)	(0.24)	(0.99)	(1.16)

Net asset value, end of the period	$21.02		$23.76	$23.10	$21.60	$19.17	$18.45

Total return(b)	(9.11	)%(c)	7.66%	9.26%	14.10%	9.64%	(0.91)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$431,559		$453,009	$401,036	$305,275	$280,263	$246,371
Net expenses	1.15	%(d)	1.16%	1.16%	1.18%	1.17%	1.18%
Gross expenses	1.15	%(d)	1.16%	1.16%	1.18%	1.17%	1.18%
Net investment income	0.39	%(d)	0.83%	1.03%	1.57%	1.32%	1.06%
Portfolio turnover rate	20%		27%	22%	35%	43%	48%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

53  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Global Allocation Fund—Class C
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of the period	$23.43		$22.78		$21.29	$18.89	$18.19	$19.51

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.04)		0.02		0.06	0.16	0.10	0.06
Net realized and unrealized gain (loss)	(2.09)		1.38		1.73	2.33	1.46	(0.36)

Total from Investment Operations	(2.13)		1.40		1.79	2.49	1.56	(0.30)

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.00	)(b)	(0.01)	(0.09)	(0.02)	(0.06)
Net realized capital gains	(0.56)		(0.75)		(0.29)	—	(0.84)	(0.96)

Total Distributions	(0.56)		(0.75)		(0.30)	(0.09)	(0.86)	(1.02)

Net asset value, end of the period	$20.74		$23.43		$22.78	$21.29	$18.89	$18.19

Total return(c)	(9.45	)%(d)	6.85%		8.46%	13.22%	8.88%	(1.66)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$433,793		$480,479		$412,610	$354,017	$423,350	$393,416
Net expenses	1.90	%(e)	1.91%		1.91%	1.93%	1.92%	1.93%
Gross expenses	1.90	%(e)	1.91%		1.91%	1.93%	1.92%	1.93%
Net investment income (loss)	(0.36	)%(e)	0.08%		0.29%	0.84%	0.57%	0.31%
Portfolio turnover rate	20%		27%		22%	35%	43%	48%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  54

Financial Highlights (continued)

For a share outstanding throughout each period.

	Global Allocation Fund—Class N
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Period Ended September 30, 2017*
Net asset value, beginning of the period	$23.92		$23.25	$21.73	$19.20

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.09		0.27	0.31	0.20
Net realized and unrealized gain (loss)	(2.12)		1.38	1.75	2.33

Total from Investment Operations	(2.03)		1.65	2.06	2.53

LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)		(0.23)	(0.25)	—
Net realized capital gains	(0.56)		(0.75)	(0.29)	—

Total Distributions	(0.75)		(0.98)	(0.54)	—

Net asset value, end of the period	$21.14		$23.92	$23.25	$21.73

Total return	(8.96	)%(b)	8.04%	9.60%	13.18	%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$201,970		$202,692	$80,346	$59,512
Net expenses	0.82	%(c)	0.82%	0.83%	0.87	%(c)
Gross expenses	0.82	%(c)	0.82%	0.83%	0.87	%(c)
Net investment income	0.72	%(c)	1.20%	1.36%	1.48	%(c)
Portfolio turnover rate	20%		27%	22%	35	%(d)

*	From commencement of Class operations on February 1, 2017 through September 30, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.
(d)	Represents the Fund’s portfolio turnover rate for the year ended September 30, 2017.

See accompanying notes to financial statements.

55  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Global Allocation Fund—Class Y
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of the period	$23.92		$23.25	$21.74	$19.29	$18.55	$19.89

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08		0.24	0.29	0.36	0.29	0.25
Net realized and unrealized gain (loss)	(2.12)		1.40	1.75	2.37	1.49	(0.37)

Total from Investment Operations	(2.04)		1.64	2.04	2.73	1.78	(0.12)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.17)		(0.22)	(0.24)	(0.28)	(0.20)	(0.26)
Net realized capital gains	(0.56)		(0.75)	(0.29)	—	(0.84)	(0.96)

Total Distributions	(0.73)		(0.97)	(0.53)	(0.28)	(1.04)	(1.22)

Net asset value, end of the period	$21.15		$23.92	$23.25	$21.74	$19.29	$18.55

Total return	(8.98	)%(b)	7.95%	9.49%	14.42%	9.97%	(0.72)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,887,432		$1,938,124	$1,549,689	$1,067,062	$835,391	$604,609
Net expenses	0.90	%(c)	0.91%	0.91%	0.93%	0.92%	0.93%
Gross expenses	0.90	%(c)	0.91%	0.91%	0.93%	0.92%	0.93%
Net investment income	0.64	%(c)	1.08%	1.29%	1.79%	1.58%	1.30%
Portfolio turnover rate	20%		27%	22%	35%	43%	48%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  56

Notes to Financial Statements

March 31, 2020 (Unaudited)

1.  Organization.  Natixis Funds Trust I and Loomis Sayles Funds II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Natixis Funds Trust I:

Loomis Sayles Core Plus Bond Fund (the “Core Plus Bond Fund”)

Loomis Sayles Funds II:

Loomis Sayles Global Allocation Fund (the “Global Allocation Fund”)

Each Fund is a diversified investment company.

Each Fund offers Class A, Class C, Class N and Class Y shares.

Class A shares are sold with a maximum front-end sales charge of 4.25% for Core Plus Bond Fund and 5.75% for Global Allocation Fund. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for ten years (at which point they automatically convert to Class A shares) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Funds’ prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), and Natixis ETF Trust. Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its

57  |

Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available. Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service. Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively. Fund securities and other investments

|  58

Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Funds’ pricing policies and procedures.

As of March 31, 2020, securities held by the Funds were fair valued as follows:

Fund	Equity securities[1]	Percentage of Net Assets	Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
Core Plus Bond Fund	$—	—	$2,844,656	Less than 0.1%	$1,711,149	Less than 0.1%
Global Allocation Fund	472,714,400	16.0%	743,827	Less than 0.1%	—	—

[1]

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Periodic principal adjustments for inflation-protected securities are recorded to interest income. Negative principal adjustments (in the event of deflation) are recorded as reductions of interest income to the extent of

59  |

Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

interest income earned, not to exceed the amount of positive principal adjustments on a cumulative basis. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

For the six months ended March 31, 2020, the amount of income available to be distributed by Core Plus Bond Fund has been reduced by $5,899,537 as a result of losses arising from changes in exchange rates.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

|  60

Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

d.  Forward Foreign Currency Contracts.  The Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts.

e.  Futures Contracts.  The Funds may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Daily fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as a receivable (payable) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

61  |

Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

f.  When-Issued and Delayed Delivery Transactions.  The Funds may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.

Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Funds cover their net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

There were no when-issued or delayed delivery securities held by the Funds as of March 31, 2020.

g.  Federal and Foreign Income Taxes.  The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2020 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

|  62

Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

h.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency gains and losses, paydown gains and losses, convertible bonds, treasury inflation-protected bonds, defaulted and/or non-income producing securities, capital gains taxes, deferred Trustees’ fees, distribution re-designations and premium amortization. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, defaulted and/or non-income producing securities, forward foreign currency contract mark-to-market, wash sales, premium amortization, corporate actions, treasury inflation-protected bonds, contingent payment debt instruments, trust preferred securities and convertible bonds. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are considered to be distributed from ordinary income for tax purposes.

63  |

Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2019 was as follows:

	2019 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Core Plus Bond Fund	$183,241,676	$—	$183,241,676
Global Allocation Fund	18,627,380	77,905,873	96,533,253

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

As of September 30, 2019, capital loss carryforwards were as follows:

	Core Plus Bond Fund	Global Allocation Fund
Capital loss carryforward:
Long-term:
No expiration date	$(74,174,601)	$—

As of March 31, 2020, unrealized appreciation (depreciation) on a tax basis was approximately as follows:

	Core Plus Bond Fund	Global Allocation Fund
Unrealized appreciation (depreciation)
Investments	$125,937,988	$143,306,463
Foreign currency translations	(45,833,312)	(11,485,257)

Total unrealized appreciation	$80,104,676	$131,821,206

|  64

Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

As of March 31, 2020, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	Core Plus Bond Fund	Global Allocation Fund
Federal tax cost	$7,262,530,287	$2,809,244,903

Gross tax appreciation	$374,522,256	$320,508,290
Gross tax depreciation	(294,243,852)	(188,620,606)

Net tax appreciation	$80,278,404	$131,887,684

The difference between these amounts and those reported in the preceding table are primarily attributable to capital gains taxes and foreign exchange gains or losses.

Amounts in the tables above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales and derivatives mark-to-market.

i.  Senior Loans.  Each Fund may invest in senior loans to corporate, governmental or other borrowers. Senior loans, which include both secured and unsecured loans made by banks and other financial institutions to corporate customers, typically hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. Senior Loans can include term loans, revolving credit facility loans and second lien loans. A senior loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the senior loan, as specified in the loan agreement. Large loans may be shared or syndicated among several lenders. A Fund may enter into the primary syndicate for a loan or it may also purchase all or a portion of loans from other lenders (sometimes referred to as loan assignments), in either case becoming a direct lender. Senior loans outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

j.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2020, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross

65  |

Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

k.  Due to/from Brokers.  Transactions and positions in certain futures and forward foreign currency contracts are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between a Fund and the various broker/dealers. The due from brokers balance in the Statements of Assets and Liabilities for Global Allocation Fund represents cash pledged as collateral for forward foreign currency contracts. The due to brokers balance in the Statements of Assets and Liabilities for Global Allocation Fund represents cash received as collateral for forward foreign currency contracts. In certain circumstances a Fund’s use of cash held at brokers is restricted by regulation or broker mandated limits.

l.  Securities Lending.  The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended March 31, 2020, neither Fund had loaned securities under this agreement.

m.  Indemnifications.  Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

n.  New Accounting Pronouncement.  In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13, Fair Value

|  66

Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update introduces new fair value disclosure requirements, eliminates some prior fair value disclosure requirements, and modifies certain existing fair value disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. An entity is permitted to early adopt any eliminated or modified disclosures upon issuance of the update and delay adoption of any new disclosures until the required effective date. Management has evaluated the impact of the adoption of ASU 2018-13 and has determined to early adopt the removal of (i) the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and (ii) the policy for timing of transfers between levels. New disclosures required by ASU 2018-13 will be incorporated in the Funds’ semiannual financial statements as of March 31, 2021.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Funds by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Funds’ adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in

67  |

Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

good faith by the Funds’ adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2020, at value:

Core Plus Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$118,331,534	$32,730	(b)	$118,364,264
Collateralized Mortgage Obligations	—	70,401,230	1,678,419	(b)	72,079,649
All Other Non-Convertible Bonds(a)	—	6,855,657,127	—		6,855,657,127

Total Non-Convertible Bonds	—	7,044,389,891	1,711,149		7,046,101,040

Municipals(a)	—	16,347,460	—		16,347,460

Total Bonds and Notes	—	7,060,737,351	1,711,149		7,062,448,500

Senior Loans(a)	—	146,562,329	—		146,562,329
Preferred Stocks(a)	—	17,563,000	—		17,563,000
Common Stocks(a)	—	1,343,269	—	(c)	1,343,269
Short-Term Investments	—	114,891,593	—		114,891,593

Total	$—	$7,341,097,542	$1,711,149		$7,342,808,691

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Fair valued by the Fund’s adviser.
(c)	Includes a security fair valued at zero by the Fund’s adviser using Level 3 inputs.

|  68

Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

Global Allocation Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Common Stocks
France	$—	$71,363,293	$—		$71,363,293
Hong Kong	—	50,756,654	—		50,756,654
India	—	32,597,504	—		32,597,504
Japan	—	52,041,371	—		52,041,371
Sweden	—	53,171,412	—		53,171,412
Switzerland	—	107,688,084	—		107,688,084
United Kingdom	59,144,894	105,096,082	—		164,240,976
United States	1,277,095,128	1,102	—		1,277,096,230
All Other Common Stocks(a)	169,031,039	—	—		169,031,039

Total Common Stocks	1,505,271,061	472,715,502	—		1,977,986,563

Bonds and Notes
Non-Convertible Bonds
United States	27,573	480,366,111	—		480,393,684
All Other Non-Convertible Bonds(a)	—	409,559,295	—		409,559,295

Total Non-Convertible Bonds	27,573	889,925,406	—		889,952,979

Convertible Bonds(a)	—	12,127,879	2,850	(b)	12,130,729
Municipals(a)	—	266,168	—		266,168

Total Bonds and Notes	27,573	902,319,453	2,850		902,349,876

Preferred Stocks(a)	1,674,936	26,701	—		1,701,637
Short-Term Investments	—	55,872,439	—		55,872,439

Total Investments	1,506,973,570	1,430,934,095	2,850		2,937,910,515

Forward Foreign Currency Contracts (unrealized appreciation)	—	6,998,617	—		6,998,617
Futures Contracts (unrealized appreciation)	343,400	—	—		343,400

Total	$1,507,316,970	$1,437,932,712	$2,850		$2,945,252,532

69  |

Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

Global Allocation Fund (continued)

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(4,119,946)	$—	$(4,119,946)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Valued using broker-dealer bid prices.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2019 and/or March 31, 2020:

Core Plus Bond Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2019	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Purchases
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$41,289	$—	$—	$20		$—
Collateralized Mortgage Obligations	—	—	(2,427)	2,763		—
Common Stocks
Oil, Gas & Consumable Fuels	779	—	—	(779)		—

Total	$42,068	$—	$(2,427)	$2,004		$—

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2020		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2020
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$(8,579)	$—	$—	$32,730		$(74)
Collateralized Mortgage Obligations	(1,789,551)	3,467,634	—	1,678,419		2,763
Common Stocks
Oil, Gas & Consumable Fuels	—	—	—	—	(a)	(779)

Total	$(1,798,130)	$3,467,634	$—	$1,711,149		$1,910

(a)	Includes a security fair valued at zero by the Fund’s adviser using Level 3 Inputs.

|  70

Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

Debt securities valued at $3,467,634 were transferred from Level 2 to Level 3 during the period ended March 31, 2020. At September 30, 2019, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2020 these securities were valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the securities.

Global Allocation Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2019	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
Canada	$4,819	$—	$17	$29	$—
Convertible Bonds
United States	—	808	—	(54,721)	—
Preferred Stocks
United States	301,240	—	—	—	—

Total	$306,059	$808	$17	$(54,692)	$—

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2020	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2020
Bonds and Notes
Non-Convertible Bonds
Canada	$(4,865)	$—	$—	$—	$—
Convertible Bonds
United States	—	56,763	—	2,850	(54,721)
Preferred Stocks
United States	—	—	(301,240)	—	—

Total	$(4,865)	$56,763	$(301,240)	$2,850	$(54,721)

71  |

Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

A debt security valued at $56,763 was transferred from Level 2 to Level 3 during the period ended March 31, 2020. At September 30, 2019, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2020, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

Preferred stocks valued at $301,240 were transferred from Level 3 to Level 2 during the period ended March 31, 2020. At September 30, 2019, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the securities. At March 31, 2020, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that Global Allocation Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the six months ended March 31, 2020, Global Allocation Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed income securities with longer maturities or durations, as compared to investing in fixed income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Fund may also use futures contracts to gain investment exposure. During the six months ended March 31, 2020, the Fund used futures contracts for hedging purposes, to manage duration and to gain investment exposure.

|  72

Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

The following is a summary of derivative instruments for Global Allocation Fund as of March 31, 2020, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts[1]
Over-the-counter asset derivatives
Foreign exchange contracts	$6,998,617	$—

Exchange-traded asset derivatives
Interest rate contracts	$—	$343,400

Total asset derivatives	$6,998,617	$343,400

Liabilities	Unrealized depreciation on forward foreign currency contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(4,119,946)

1

Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Global Allocation Fund during the six months ended March 31, 2020, as reflected within the Statements of Operations, were as follows:

Net Realized Gain (Loss) on:	Futures contracts	Forward foreign currency contracts
Interest rate contracts	$155,691	$—
Foreign exchange contracts	—	3,202,323

Total	$155,691	$3,202,323

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts	Forward foreign currency contracts
Interest rate contracts	$343,400	$—
Foreign exchange contracts	—	3,759,851

Total	$343,400	$3,759,851

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Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of forward foreign currency contract and futures contract activity, as a percentage of net assets, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended March 31, 2020:

Global Allocation Fund	Forwards	Futures
Average Notional Amount Outstanding	9.37%	0.17%
Highest Notional Amount Outstanding	11.24%	0.22%
Lowest Notional Amount Outstanding	8.43%	0.18%
Notional Amount Outstanding as of March 31, 2020	11.24%	0.22%

Notional amounts outstanding at the end of the prior period, if applicable, are included in the average notional amount outstanding.

Unrealized gain and/or loss on open forwards and futures is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forwards and futures contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Funds and their counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by a Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Funds and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Funds’ ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities.

|  74

Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

As of March 31, 2020, gross amounts of over-the-counter derivative assets and liabilities not offset in the Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:

Global Allocation Fund

Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America, N.A.	$620,499	$(62,733)	$557,766	$(340,000)	$217,766
Citibank N.A.	441,957	(139,293)	302,664	(302,664)	—
Credit Suisse International	4,790,666	(861,438)	3,929,228	(3,929,228)	—
Goldman Sachs & Co.	341,588	—	341,588	—	341,588
HSBC Bank USA	145,974	(145,974)	—	—	—
UBS AG	657,933	(266,786)	391,147	(390,000)	1,147

	$6,998,617	$(1,476,224)	$5,522,393	$(4,961,892)	$560,501

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America, N.A.	$(62,733)	$62,733	$—	$—	$—
Citibank N.A.	(139,293)	139,293	—	—	—
Credit Suisse International	(861,438)	861,438	—	—	—
HSBC Bank USA	(382,551)	145,974	(236,577)	236,577	—
Morgan Stanley Capital Services, Inc.	(2,407,145)	—	(2,407,145)	2,103,755	(303,390)
UBS AG	(266,786)	266,786	—	—	—

	$(4,119,946)	$1,476,224	$(2,643,722)	$2,340,332	$(303,390)

The actual collateral received or pledged, if any, may exceed the amounts shown in the table due to overcollateralization. Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty

75  |

Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Based on balances reflected on each Fund’s Statement of Assets and Liabilities, the following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of March 31, 2020:

Fund	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Global Allocation Fund	$9,655,040	$876,592

Net loss amount reflects cash received as collateral of $5,290,000, which is recorded on the Statements of Assets and Liabilities.

5.  Purchases and Sales of Securities.  For the six months ended March 31, 2020, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:

	U.S. Government/Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Core Plus Bond Fund	$9,831,229,267	$10,264,217,922	$987,010,293	$572,715,022
Global Allocation Fund	174,147,934	75,109,385	796,353,128	545,310,398

|  76

Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC (“Natixis”), which is part of Natixis Investment Managers, an international asset management group based in Paris, France.

Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on the Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $100 million	Next $1.9 billion	Over $2 billion
Core Plus Bond Fund	0.2000%	0.1875%	0.1500%
Global Allocation Fund	0.7500%	0.7500%	0.7300%

Natixis Advisors, L.P. (“Natixis Advisors”) serves as the advisory administrator to Core Plus Bond Fund. Natixis Advisors is a wholly-owned subsidiary of Natixis. Under the terms of the advisory administration agreement, the Fund pays an advisory administration fee at the following annual rates, calculated daily and payable monthly, based on its average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $100 million	Next $1.9 billion	Over $2 billion
Core Plus Bond Fund	0.2000%	0.1875%	0.1500%

Management and advisory administration fees are presented in the Statements of Operations as management fees.

Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until January 31, 2021, may be terminated before then only with the consent of the Funds’ Board of Trustees and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

77  |

Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

For the six months ended March 31, 2020 the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

Fund	Expense Limit as a Percentage of Average Daily Net Assets
	Class A	Class C	Class N	Class Y
Core Plus Bond Fund	0.80%	1.55%	0.50%	0.55%
Global Allocation Fund	1.25%	2.00%	0.95%	1.00%

Loomis Sayles and Natixis Advisors have agreed to equally bear the waivers and/or expense reimbursements for Core Plus Bond Fund.

Loomis Sayles (and Natixis Advisors for Core Plus Bond Fund) shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended March 31, 2020, the management fees for each Fund were as follows:

Fund	Gross Management Fees	Percentage of Average Daily Net Assets
Core Plus Bond Fund	$6,102,194	0.16%
Global Allocation Fund	12,082,354	0.74%

For the six months ended March 31, 2020, the advisory administration fees for Core Plus Bond Fund were $6,102,194 (effective rate of 0.16% of average daily net assets).

No expenses were recovered for either Fund during the six months ended March 31, 2020 under the terms of the expense limitation agreements.

b.  Service and Distribution Fees.  Natixis Distribution, L.P. (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”), and a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”).

Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distribution

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Notes to Financial Statements (continued)

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in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.

For the six months ended March 31, 2020, the service and distribution fees for each Fund were as follows:

	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
Core Plus Bond Fund	$675,629	$190,358	$571,075
Global Allocation Fund	608,395	610,936	1,832,807

c.  Administrative Fees.  Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trust and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

For the six months ended March 31, 2020, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Core Plus Bond Fund	$1,674,319
Global Allocation Fund	714,020

d.  Sub-Transfer Agent Fees.  Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their

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Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended March 31, 2020, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Core Plus Bond Fund	$2,103,542
Global Allocation Fund	1,240,559

As of March 31, 2020, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Core Plus Bond Fund	$46,563
Global Allocation Fund	37,787

Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended March 31, 2020, were as follows:

Fund	Commissions
Core Plus Bond Fund	$10,717
Global Allocation Fund	120,820

f.  Trustees Fees and Expenses.  The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $369,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the

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Notes to Financial Statements (continued)

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aggregate, a retainer fee at the annual rate of $199,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee, the chairperson of the Audit Committee and the chairperson of the Governance Committee each receive an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to January 1, 2020, the Chairperson of the Board received a retainer fee at the annual rate of $360,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $190,000, and the chairperson of the Governance Committee received an additional retainer fee at the annual rate of $15,000. All other Trustee fees remained unchanged.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trusts.

g.  Affiliated Ownership.  As of March 31, 2020, Loomis Sayles Employees’ Profit Sharing Retirement Plan held shares of Core Plus Bond Fund and Global Allocation Fund representing 0.13% and 0.64%, respectively, of the Funds’ net assets.

Investment activities of affiliated shareholders could have material impacts on the Funds.

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Notes to Financial Statements (continued)

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h.  Reimbursement of Transfer Agent Fees and Expenses.  Natixis Advisors had given a binding contractual undertaking to Global Allocation Fund to reimburse any and all transfer agency expenses for the Fund’s Class N shares. This undertaking was in effect through January 31, 2020 and is not subject to recovery under the expense limitation agreement described above.

For the six months ended March 31, 2020, Natixis Advisors reimbursed Global Allocation Fund $782 for transfer agency expenses related to Class N shares.

7.  Class-Specific Transfer Agent Fees and Expenses.  Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

For the six months ended March 31, 2020, the Funds incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
Core Plus Bond Fund	$240,343	$67,732	$6,435	$1,892,483
Global Allocation Fund	205,031	205,793	1,469	868,890

8.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and certain other legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected in legal fees and/or miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

For the six months ended March 31, 2020, neither Fund had borrowings under this agreement.

9.  Payable to Custodian Bank.  The Funds’ custodian bank, State Street Bank, provides overdraft protection to the Funds in the event of a cash shortfall. Cash overdrafts bear

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Notes to Financial Statements (continued)

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interest at a rate per annum equal to the Federal Funds rate plus 2.00%. At March 31, 2020, Core Plus Bond Fund had a payable of $4,210,283 to the custodian bank for an overdraft.

10.  Risk.  Global Allocation Fund’s investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Core Plus Bond Fund’s investments in mortgage-related and asset-backed securities are subject to certain risks not associated with investments in other securities. Mortgage-related and asset-backed securities are subject to the risk that unexpected changes in interest rates will have a direct effect on expected maturity. A shortened maturity may result in the reinvestment of prepaid amounts in securities with lower yields than the original obligations. An extended maturity may result in a reduction of a security’s value.

Global markets have experienced periods of high volatility triggered by the rapidly evolving public health emergency known as coronavirus (“COVID-19”). As the situation continues to unfold, the extent and duration of the impact that the COVID-19 outbreak may have on financial markets and the economy as a whole remains highly uncertain. If the effects of the COVID-19 outbreak on financial markets and the economy continue for an extended period of time, the Funds’ future financial and investment results may be adversely affected.

11.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of March 31, 2020, based on management’s evaluation of the shareholder account base, Core Plus Bond Fund had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

	Number of 5% Account Holders	Percentage of Ownership
Core Plus Bond Fund	2	12.75%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus

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Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

12.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended March 31, 2020		Year Ended September 30, 2019
Core Plus Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	6,514,739	$86,771,737	12,426,857	$158,345,750
Issued in connection with the reinvestment of distributions	367,871	4,887,687	837,896	10,721,395
Redeemed	(10,413,210)	(138,230,536)	(19,090,450)	(243,916,582)

Net change	(3,530,600)	$(46,571,112)	(5,825,697)	$(74,849,437)

Class C
Issued from the sale of shares	775,497	$10,332,142	1,660,719	$21,057,183
Issued in connection with the reinvestment of distributions	72,265	960,459	172,807	2,212,246
Redeemed	(1,785,326)	(23,708,781)	(4,572,623)	(58,229,725)

Net change	(937,564)	$(12,416,180)	(2,739,097)	$(34,960,296)

Class N
Issued from the sale of shares	39,046,490	$526,566,163	74,861,614	$965,170,758
Issued in connection with the reinvestment of distributions	2,585,605	34,681,013	4,521,156	58,566,539
Redeemed	(34,229,754)	(454,996,855)	(34,409,887)	(444,651,546)

Net change	7,402,341	$106,250,321	44,972,883	$579,085,751

Class Y
Issued from the sale of shares	48,288,250	$649,327,317	85,377,215	$1,102,722,145
Issued in connection with the reinvestment of distributions	3,569,703	47,841,407	6,833,439	88,271,244
Redeemed	(53,612,481)	(719,814,649)	(76,245,974)	(976,476,811)

Net change	(1,754,528)	$(22,645,925)	15,964,680	$214,516,578

Increase from capital share transactions	1,179,649	$24,617,104	52,372,769	$683,792,596

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Notes to Financial Statements (continued)

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12. Capital Shares (continued).

	Six Months Ended March 31, 2020		Year Ended September 30, 2019
Global Allocation Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	4,165,368	$99,821,806	7,286,270	$162,617,493
Issued in connection with the reinvestment of distributions	408,536	10,037,742	622,284	12,134,537
Redeemed	(3,109,593)	(72,471,534)	(6,207,958)	(137,784,719)

Net change	1,464,311	$37,388,014	1,700,596	$36,967,311

Class C
Issued from the sale of shares	3,057,118	$72,608,025	5,953,693	$130,846,979
Issued in connection with the reinvestment of distributions	335,475	8,148,688	519,881	10,054,504
Redeemed	(2,983,870)	(68,698,358)	(4,084,514)	(89,798,271)

Net change	408,723	$12,058,355	2,389,060	$51,103,212

Class N
Issued from the sale of shares	1,377,610	$33,185,335	5,515,442	$122,986,662
Issued in connection with the reinvestment of distributions	229,737	5,672,201	168,053	3,290,482
Redeemed	(527,154)	(12,428,769)	(665,833)	(15,132,556)

Net change	1,080,193	$26,428,767	5,017,662	$111,144,588

Class Y
Issued from the sale of shares	18,326,233	$433,811,952	31,758,778	$709,981,758
Issued in connection with the reinvestment of distributions	1,901,677	46,971,422	2,439,526	47,790,318
Redeemed	(11,997,985)	(274,398,266)	(19,828,297)	(438,143,471)

Net change	8,229,925	$206,385,108	14,370,007	$319,628,605

Increase from capital share transactions	11,183,152	$282,260,244	23,477,325	$518,843,716

85  |

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There was no change in the Registrant’s internal control over financial reporting that occurred during the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)	(1)	Not applicable.

(a)	(2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(a)	(3)	Not applicable.

(b)		Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds II
By:	/s/ David Giunta

Name:	David Giunta
Title:	Chief Executive Officer
Date:	May 19, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David Giunta

Name:	David Giunta
Title:	Chief Executive Officer
Date:	May 19, 2020

By:	/s/ Michael C. Kardok

Name:	Michael C. Kardok
Title:	Treasurer and Principal Financial and Accounting Officer
Date:	May 19, 2020